     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2010


                                                     REGISTRATION NOS. 033-85442
                                                                       811-08828

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM N-4

                                -----------------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

                           PRE-EFFECTIVE AMENDMENT NO.                  [ ]


                       POST-EFFECTIVE AMENDMENT NO. 23                  [X]



                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]



                              AMENDMENT NO. 50                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                -----------------

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)
                501 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02117
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                   DEPOSITOR'S TELEPHONE NUMBER: 617-578-2000

   NAME AND ADDRESS OF AGENT FOR
              SERVICE:                               COPY TO:

             Marie C. Swift                  Stephen E. Roth, Esquire
           Vice President and                Mary E. Thornton, Esquire
                Counsel                   Sutherland Asbill & Brennan LLP
       New England Life Insurance         1275 Pennsylvania Avenue, N.W.
                Company                    Washington, D.C. 20004-2415
          501 Boylston Street
    Boston, Massachusetts 02116-3700

  It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


  [X] on May 1, 2010 pursuant to paragraph (b) of Rule 485


  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
  Title of Securities Being Registered:  Individual Variable Annuity Contracts

================================================================================

This registration statement incorporates by reference the prospectus dated May 1, 2009 and the supplements dated May 1, 2009 to the prospectuses date May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 21, 2009.


This registration statement incorporates by reference the prospectus dated April 28, 2008 and the supplements dated April 28, 2008 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 22, 2008.

This registration statement incorporates by reference the prospectus dated April 30, 2007 and the supplements dated April 30, 2007 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 20, 2007.

This registration statement incorporates by reference the prospectus dated May 1, 2006 and the supplements dated May 1, 2006 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 26, 2006.

This registration statement incorporates by reference the prospectus dated May 1, 2005 and the supplements dated May 1, 2005 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 27, 2005.

This registration statement incorporates by reference the prospectus dated
May 1, 2004 and the supplements dated May 1, 2004 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 29, 2004.

This registration statement incorporates by reference the prospectus dated May 1, 2003 and the supplements dated May 1, 2003 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 25, 2003.

This registration statement incorporates by reference the prospectus dated May 1, 2002 and the supplements dated May 1, 2002 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 30, 2002.

This registration statement incorporates by reference the prospectus dated May 1, 2001 and the supplements dated May 1, 2001 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 13 to the Registration Statement on form N-4 (File No. 33-85442) Filed on April 27, 2001.

This registration statement incorporates by reference the prospectus dated January 22, 2001 and the supplements dated January 22, 2001 to the prospectuses dated May 1, 2000 for the contracts, as filed in the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-85442) filed on January 18, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-85442) filed On April 27, 2000.

                             AMERICAN GROWTH SERIES
                      Individual Variable Annuity Contracts


                    Issued By
New England Variable Annuity Separate Account of           Annuity Administrative Office
       New England Life Insurance Company                          P.O. Box 14594
               501 Boylston Street                           Des Moines, IA 50306-3594
           Boston, Massachusetts 02116
                 (800) 435-4117



     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more sub-accounts investing in these Eligible Funds of the Metropolitan Series Fund Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and the American Funds Insurance Series.

AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio

Invesco Small Cap Growth Portfolio

Janus Forty Portfolio
Lazard Mid Cap Portfolio
Legg Mason Partners Aggressive Growth Portfolio
Legg Mason Value Equity Portfolio
Lord Abbett Bond Debenture Portfolio


Met/Franklin Income Portfolio
Met/Franklin Mutual Shares Portfolio
Met/Templeton Growth Portfolio
MFS(R) Research International Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Oppenheimer Capital Appreciation Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
RCM Technology Portfolio
T. Rowe Price Mid Cap Growth Portfolio

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS

American Funds Balanced Allocation Portfolio
American Funds Moderate Allocation Portfolio
American Funds Growth Allocation Portfolio
Met/Franklin Templeton Founding Strategy Portfolio

MET INVESTORS SERIES TRUST -- EXCHANGE TRADED FUND ("ETF") PORTFOLIOS

SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio

METROPOLITAN FUND

Artio International Stock Portfolio
Barclays Capital Aggregate Bond Index Portfolio
BlackRock Aggressive Growth Portfolio
BlackRock Bond Income Portfolio
BlackRock Diversified Portfolio
BlackRock Large Cap Value Portfolio
BlackRock Legacy Large Cap Growth Portfolio
BlackRock Money Market Portfolio


Davis Venture Value Portfolio



FI Value Leaders Portfolio

Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
Met/Artisan Mid Cap Value Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
Morgan Stanley EAFE(R) Index Portfolio

Neuberger Berman Genesis Portfolio

Neuberger Berman Mid Cap Value Portfolio
Oppenheimer Global Equity Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities   Portfolio
Western Asset Management U.S. Government Portfolio

METROPOLITAN FUND -- ASSET ALLOCATION PORTFOLIOS

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
MetLife Aggressive Allocation Portfolio

     You may also allocate purchase payments to a Fixed Account. Limits apply to transfers to and from the Fixed Account.
     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.

     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated May 1, 2010. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-79 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 1095 Avenue of the Americas, New York, New York 10036, 1-800-777-5897 or visit our website at www.nef.com.

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
     THE SEC MAINTAINS A WEB SITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5897. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.


     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                   MAY 1, 2010

                                TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS



                                                                         PAGE
                                                                         ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS.....................    A-4
HIGHLIGHTS............................................................    A-5
EXPENSE TABLE.........................................................    A-8
HOW THE CONTRACT WORKS................................................   A-14
THE COMPANY...........................................................   A-15
THE VARIABLE ACCOUNT..................................................   A-15
INVESTMENTS OF THE VARIABLE ACCOUNT...................................   A-15
  Investment Advice...................................................   A-21
  Share Classes of the Eligible Funds.................................   A-24
  Substitution of Investments.........................................   A-24
GUARANTEED OPTION.....................................................   A-24
THE CONTRACTS.........................................................   A-25
  Purchase Payments...................................................   A-25
  Ten Day Right to Review.............................................   A-26
  Allocation of Purchase Payments.....................................   A-26
  State Variations....................................................   A-26
  Contract Value and Accumulation Unit Value..........................   A-26
  Payment on Death Prior to Annuitization.............................   A-27
     Beneficiary Continuation.........................................   A-28
     Special Options for Spouse.......................................   A-28
  Transfer Privilege..................................................   A-29
  Dollar Cost Averaging...............................................   A-32
  Asset Rebalancing...................................................   A-32
  Surrenders..........................................................   A-33
  Systematic Withdrawals..............................................   A-34
  Loan Provision for Certain Tax Benefited Retirement Plans...........   A-34
  Suspension of Payments..............................................   A-35
  Ownership Rights....................................................   A-35
  Requests and Elections..............................................   A-36
  Confirming Transactions.............................................   A-37
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER
  DEDUCTIONS..........................................................   A-37
  Administration Contract Charge......................................   A-37
  Administration Asset Charge.........................................   A-38
  Mortality and Expense Risk Charge...................................   A-38
  Contingent Deferred Sales Charge....................................   A-38
  Premium Tax Charge..................................................   A-41
  Other Expenses......................................................   A-41
ANNUITY PAYMENTS......................................................   A-41
  Election of Annuity.................................................   A-41
  Annuity Options.....................................................   A-42
  Amount of Variable Annuity Payments.................................   A-43
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS........................   A-44
FEDERAL INCOME TAX CONSIDERATIONS.....................................   A-45
  Taxation of Non-Qualified Contracts.................................   A-45
  Taxation of Qualified Contracts.....................................   A-47
  Possible Tax Law Changes............................................   A-50
VOTING RIGHTS.........................................................   A-51
DISTRIBUTION OF THE CONTRACTS.........................................   A-51

                                                                         PAGE
                                                                         ----
THE FIXED ACCOUNT.....................................................   A-52
  Contract Value and Fixed Account Transactions.......................   A-53
INVESTMENT PERFORMANCE INFORMATION....................................   A-53
  Yields..............................................................   A-54
  Standard Return.....................................................   A-54
  Non-Standard Return.................................................   A-54
  Other Performance...................................................   A-55
LEGAL PROCEEDINGS.....................................................   A-55
FINANCIAL STATEMENTS..................................................   A-55
ACCUMULATION UNIT VALUES (Condensed Financial Information)............   A-56
APPENDIX A: Consumer Tips.............................................   A-74
APPENDIX B: Contingent Deferred Sales Charge..........................   A-75
APPENDIX C: Premium Tax...............................................   A-76
APPENDIX D: Exchanged Contracts.......................................   A-77
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..........   A-79

                GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT.  A sub-account of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT.  The person on whose life the Contract is issued.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into sub-accounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

THE CONTRACTS:

     The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

PURCHASE PAYMENTS:

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See "Purchase Payments.") If you send your purchase payments to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs"), and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.


     Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.


     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:

     You may allocate purchase payments net of certain charges to the Subaccounts (Eligible Funds) or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.

     You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to "market timing." (See "Transfer Privilege--Market Timing.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, we have the right to restrict you to one transfer per year. Currently we do not apply this limit, but we do apply special limits to "market timing" Special limits may apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.

CHARGES:

     We apply the following charges to your Contract:

     -- premium tax charge, in some states

     -- mortality and expense risk charge equal to an annual rate of 1.30%
        (1.55% for certain sub-accounts) of each sub-account's daily net assets

     -- administration asset charge equal to an annual rate of 0.10% of the Variable Account's daily net assets

     -- annual contract administration charge equal to the lesser of $30 and 2% of contract value

     -- a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)

     Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.)

PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

     Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

     -- If received under an annuity payment option, they are taxed in the same manner as annuity payments.

     -- If distributed in a lump sum, they are taxed in the same manner as a full surrender.

SURRENDERS:

     Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) A withdrawal may be subject to federal income tax, and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Considerations.")

     A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.

     In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")

REPLACEMENT OF CONTRACTS

     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the morality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                  EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted (see "Premium Tax Charge" for more information).

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.............                 None
          Contingent Deferred Sales Charge (as a percentage of
            each purchase payment)..............................                   7%
                                                                   declining annually
                                                                         see Note (1)
          Transfer Fee(2).......................................                   $0


NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

    NUMBER OF
 COMPLETE YEARS
 FROM RECEIPT OF
PURCHASE PAYMENT    CHARGE
----------------    ------
        0             7%
        1             6%
        2             5%
        3             4%
        4             3%
        5             2%
        6             1%
7 and thereafter      0%


(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE
          Administration Contract Charge(1).............................   $30
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the sub-accounts)



                                                              AMERICAN FUNDS
                                                             BOND SUB-ACCOUNT,
                                                           AMERICAN FUNDS GROWTH
                                                        SUB-ACCOUNT, AMERICAN FUNDS
                                                       GROWTH-INCOME SUB-ACCOUNT AND
                                                           AMERICAN FUNDS GLOBAL          ALL OTHER
                                                     SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                     --------------------------------   ------------
          Mortality and Expense Risk Charge(2)....                 1.55%                    1.30%
          Administration Asset Charge.............                 0.10%                    0.10%
                                                                   -----                    -----
                    Total Variable Account Annual
                      Expenses....................                 1.65%                    1.40%


NOTES:

(1)   The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Subaccount investing in the BlackRock Large-Cap Core Portfolio.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                  MINIMUM   MAXIMUM
                                                                  -------   -------
Total Annual Eligible Fund Operating Expenses(1)



(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and other
expenses)......................................................     0.34%     1.60%


NOTE:

(1) The range of Total Annual Eligible Fund Operating Expenses does not take into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses, as described in more detail below.


     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2009, before and after any applicable contractual expense subsidy or expense deferral arrangement:





ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)



                                                                                     TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                                   ACQUIRED FUND     ANNUAL     WAIVER AND/OR       ANNUAL
                                   MANAGEMENT   12b-1     OTHER       FEES AND     OPERATING       EXPENSE        OPERATING
                                       FEE       FEES   EXPENSES     EXPENSES*      EXPENSES    REIMBURSEMENT    EXPENSES(2)
                                   ----------   -----   --------   -------------   ---------   ---------------   -----------
AMERICAN FUNDS INSURANCE
  SERIES(R)(3)
American Funds Bond Fund........      0.38%      0.25%    0.01%           --          0.64%            --            0.64%
American Funds Global Small
  Capitalization Fund...........      0.72%      0.25%    0.04%           --          1.01%            --            1.01%
American Funds Growth Fund......      0.33%      0.25%    0.02%           --          0.60%            --            0.60%
American Funds Growth-Income
  Fund..........................      0.28%      0.25%    0.01%           --          0.54%            --            0.54%
MET INVESTORS SERIES TRUST(3)
BlackRock Large Cap Core
  Portfolio.....................      0.59%      0.25%    0.06%           --          0.90%            --            0.90%
Clarion Global Real Estate
  Portfolio.....................      0.64%      0.25%    0.09%           --          0.98%            --            0.98%
Harris Oakmark International
  Portfolio.....................      0.79%      0.15%    0.05%           --          0.99%            --            0.99%
Invesco Small Cap Growth
  Portfolio.....................      0.86%      0.25%    0.04%           --          1.15%            --            1.15%
Janus Forty Portfolio...........      0.64%      0.25%    0.04%           --          0.93%            --            0.93%
Lazard Mid Cap Portfolio........      0.70%      0.25%    0.04%           --          0.99%            --            0.99%
Legg Mason ClearBridge
  Aggressive Growth Portfolio...      0.64%      0.25%    0.03%           --          0.92%            --            0.92%
Legg Mason Value Equity
  Portfolio.....................      0.64%        --     0.07%           --          0.71%            --            0.71%
Lord Abbett Bond Debenture
  Portfolio.....................      0.51%      0.25%    0.04%           --          0.80%            --            0.80%
Met/Franklin Income Portfolio...      0.79%      0.25%    0.14%           --          1.18%            --            1.18%
Met/Franklin Mutual Shares
  Portfolio.....................      0.80%      0.25%    0.10%           --          1.15%            --            1.15%
Met/Templeton Growth
  Portfolio(4)..................      0.69%      0.25%    0.18%           --          1.12%          0.07%           1.05%
MFS(R) Research International
  Portfolio.....................      0.71%      0.25%    0.10%           --          1.06%            --            1.06%
Morgan Stanley Mid Cap Growth
  Portfolio.....................      0.70%      0.25%    0.20%           --          1.15%            --            1.15%
Oppenheimer Capital Appreciation
  Portfolio.....................      0.60%      0.25%    0.07%           --          0.92%            --            0.92%
PIMCO Inflation Protected Bond
  Portfolio.....................      0.48%      0.25%    0.05%           --          0.78%            --            0.78%
PIMCO Total Return Portfolio....      0.48%      0.25%    0.04%           --          0.77%            --            0.77%
RCM Technology Portfolio........      0.88%      0.25%    0.08%           --          1.21%            --            1.21%
T. Rowe Price Mid Cap Growth
  Portfolio.....................      0.75%      0.25%    0.04%           --          1.04%            --            1.04%

                                                                                     TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                                   ACQUIRED FUND     ANNUAL     WAIVER AND/OR       ANNUAL
                                   MANAGEMENT   12b-1     OTHER       FEES AND     OPERATING       EXPENSE        OPERATING
                                       FEE       FEES   EXPENSES     EXPENSES*      EXPENSES    REIMBURSEMENT    EXPENSES(2)
                                   ----------   -----   --------   -------------   ---------   ---------------   -----------
MET INVESTORS SERIES
  TRUST -- ASSET ALLOCATION
  PORTFOLIOS(3)
American Funds Balanced
  Allocation Portfolio(5).......      0.08%      0.55%    0.02%         0.39%         1.04%            --            1.04%
American Funds Moderate
  Allocation Portfolio(6).......      0.09%      0.55%    0.03%         0.39%         1.06%          0.02%           1.04%
American Funds Growth Allocation
  Portfolio(5)..................      0.08%      0.55%    0.02%         0.38%         1.03%            --            1.03%
Met/Franklin Templeton Founding
  Strategy Portfolio(7).........      0.05%      0.25%    0.03%         0.84%         1.17%          0.03%           1.14%
MET INVESTORS SERIES
  TRUST -- ETF PORTFOLIOS(3)
SSgA Growth ETF Portfolio(8)....      0.33%      0.25%    0.10%         0.22%         0.90%          0.03%           0.87%
SSgA Growth and Income ETF
  Portfolio(9)..................      0.33%      0.25%    0.07%         0.21%         0.86%          0.03%           0.83%
METROPOLITAN FUND(3)
Artio International Stock
  Portfolio(10).................      0.83%        --     0.13%         0.03%         0.99%          0.03%           0.96%
Barclays Capital Aggregate Bond
  Index Portfolio(11)...........      0.25%      0.25%    0.05%           --          0.55%          0.01%           0.54%
BlackRock Aggressive Growth
  Portfolio.....................      0.73%      0.25%    0.06%           --          1.04%            --            1.04%
BlackRock Bond Income
  Portfolio(12).................      0.38%        --     0.05%           --          0.43%          0.03%           0.40%
BlackRock Diversified
  Portfolio.....................      0.46%      0.25%    0.06%           --          0.77%            --            0.77%
BlackRock Large Cap Value
  Portfolio.....................      0.64%      0.15%    0.03%           --          0.82%            --            0.82%
BlackRock Legacy Large Cap
  Growth Portfolio(13)..........      0.73%        --     0.10%           --          0.83%          0.01%           0.82%
BlackRock Money Market
  Portfolio(14).................      0.32%        --     0.02%           --          0.34%          0.01%           0.33%
Davis Venture Value
  Portfolio(15).................      0.71%        --     0.03%           --          0.74%          0.05%           0.69%
FI Value Leaders Portfolio......      0.67%        --     0.10%           --          0.77%            --            0.77%
Jennison Growth Portfolio(16)...      0.62%        --     0.04%           --          0.66%          0.04%           0.62%
Loomis Sayles Small Cap Core
  Portfolio(17).................      0.90%        --     0.09%           --          0.99%          0.05%           0.94%
Loomis Sayles Small Cap Growth
  Portfolio(18).................      0.90%      0.25%    0.45%           --          1.60%          0.05%           1.55%
Met/Artisan Mid Cap Value
  Portfolio(19).................      0.82%        --     0.05%           --          0.87%            --            0.87%
MetLife Mid Cap Stock Index
  Portfolio(11).................      0.25%      0.25%    0.10%         0.01%         0.61%          0.01%           0.60%
MetLife Stock Index
  Portfolio(11).................      0.25%      0.25%    0.03%           --          0.53%          0.01%           0.52%
MFS(R) Total Return Portfolio...      0.54%      0.15%    0.06%           --          0.75%            --            0.75%
MFS(R) Value Portfolio(20)......      0.71%      0.15%    0.03%           --          0.89%          0.08%           0.81%
Morgan Stanley EAFE(R) Index
  Portfolio(21).................      0.30%      0.25%    0.14%         0.01%         0.70%          0.01%           0.69%
Neuberger Berman Genesis
  Portfolio(22).................      0.85%        --     0.09%           --          0.94%          0.03%           0.91%
Neuberger Berman Mid Cap Value
  Portfolio.....................      0.65%      0.25%    0.07%           --          0.97%            --            0.97%
Oppenheimer Global Equity
  Portfolio.....................      0.53%      0.25%    0.11%           --          0.89%            --            0.89%
Russell 2000(R) Index
  Portfolio(11).................      0.25%      0.25%    0.10%           --          0.60%          0.01%           0.59%
T. Rowe Price Large Cap Growth
  Portfolio.....................      0.60%      0.25%    0.07%           --          0.92%            --            0.92%
T. Rowe Price Small Cap Growth
  Portfolio.....................      0.51%      0.25%    0.11%           --          0.87%            --            0.87%
Western Asset Management
  Strategic Bond Opportunities
  Portfolio(23).................      0.62%        --     0.07%           --          0.69%          0.04%           0.65%
Western Asset Management U.S.
  Government Portfolio(24)......      0.48%        --     0.04%           --          0.52%          0.01%           0.51%

                                                                                     TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                                   ACQUIRED FUND     ANNUAL     WAIVER AND/OR       ANNUAL
                                   MANAGEMENT   12b-1     OTHER       FEES AND     OPERATING       EXPENSE        OPERATING
                                       FEE       FEES   EXPENSES     EXPENSES*      EXPENSES    REIMBURSEMENT    EXPENSES(2)
                                   ----------   -----   --------   -------------   ---------   ---------------   -----------
METROPOLITAN FUND -- ASSET
  ALLOCATION PORTFOLIOS(3)
MetLife Conservative Allocation
  Portfolio(25).................      0.10%      0.25%    0.02%         0.58%         0.95%          0.02%           0.93%
MetLife Conservative to Moderate
  Allocation Portfolio(26)......      0.09%      0.25%    0.01%         0.63%         0.98%            --            0.98%
MetLife Moderate Allocation
  Portfolio(26).................      0.07%      0.25%      --          0.67%         0.99%            --            0.99%
MetLife Moderate to Aggressive
  Allocation Portfolio(26)......      0.07%      0.25%      --          0.71%         1.03%            --            1.03%
MetLife Aggressive Allocation
  Portfolio(25).................      0.10%      0.25%    0.04%         0.74%         1.13%          0.04%           1.09%




NOTES:


-------


* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.



(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009. Certain Eligible Funds may charge a redemption fee in the future. Current or future expenses may be greater or less than those shown.



(2) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.



(3) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund and the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.



(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding 12b-1 fees) to 0.80%.



(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.



(6) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.



(7) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.05%.



(8) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.40%.



(9) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.37%.



(10) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.



(11) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.



(12) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.



(13) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.



(14) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.



(15) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.



(16) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.



(17) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% for amounts over $500 million.



(18) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% for amounts over $100 million.



(19) Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.



(20) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.



(21) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.293%.



(22) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets.

(23) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets.



(24) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.



(25) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.35% of the average daily net assets of the Class B shares.



(26) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
(a).............................................   $953     $1,425    $1,907    $3,374
(b).............................................   $836     $1,067    $1,283    $2,128



     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
(a).............................................   $311      $949     $1,611    $3,374
(b).............................................   $185      $572     $  983    $2,128



     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

--------
NOTES UPDATES:


(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.120% has been used.


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)

--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (See "ACCUMULATION UNIT VALUES (Condensed Financial Information)").

                             HOW THE CONTRACT WORKS

                                PURCHASE PAYMENT
- You can make a one-time investment or establish an ongoing investment program, subject to the Company's minimum and maximum purchase payment guidelines.

                               ADDITIONAL PAYMENTS
- Generally may be made at any time, (subject to Company limits), but no purchase payments allowed: (1) during the seven years immediately preceding the Maturity Date; or (2) after a Contract Owner (or the Annuitant, if not owned in an individual capacity) reaches age 88 (83 in New York).

- Minimum $250 with certain exceptions (see "Purchase Payments").




                                      LOANS

- Loans are available to participants of certain tax qualified pension plans (see "Loan Provision for Certain Tax Benefited Retirement Plans").




                                   SURRENDERS
- Up to the greater of: 10% of the Contract Value at the beginning of the Contract Year; and the excess of the Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of surrender, can be withdrawn each year without incurring a Contingent Deferred Sales Charge, subject to any applicable tax law restrictions.
- Surrenders may be taxable to the extent of gain.

- Prior to age 59 1/2 a 10% penalty tax may apply. (A 25% penalty tax may apply upon surrender from a SIMPLE IRA within the first two years.)
- Premium tax charge may apply.



                                 DEATH PROCEEDS
- Guaranteed not to be less than your total purchase payments adjusted for any prior surrenders or outstanding loans (and, where applicable, net of premium tax charges).
- Death proceeds may be taxable.
- Premium tax charge may apply.


                                 CONTRACT VALUE

- You allocate payments to your choice, within limits, of Eligible Funds and/or the Fixed Account.

- The Contract Value reflects purchase payments, investment experience, interest credited on Fixed Account allocations, partial surrenders, loans and Contract charges.

- The Contract Value invested in the Eligible Funds is not guaranteed.


- Earnings in the contract are generally free of any current income taxes (see "FEDERAL INCOME TAX CONSIDERATIONS").

 ---
- You may change the allocation of future payments, within limits, at any time.

- Prior to annuitization, you may transfer Contract Value among accounts, currently free of charge. (Special limits apply to the Fixed Account and to situations that involve "market timing.")
 ---
- Contract Value may not be allocated among more than twenty Accounts (including the Fixed Account) at any time.
 ---


                               RETIREMENT BENEFITS
- Lifetime income options.
- Fixed and/or variable payout options.
- Retirement benefits may be taxable.
- Premium tax charge may apply.


                      DAILY DEDUCTION FROM VARIABLE ACCOUNT

- We deduct a mortality and expense risk charge of 1.30% (1.55% for certain sub-accounts) on an annualized basis from the Contract Value daily.

 ---
- We deduct an Administration Asset Charge of 0.10% on an annualized basis from the Contract Value daily.

- Investment advisory fees and operating expenses are deducted from the Eligible Fund assets daily.



                               ANNUAL CONTRACT FEE

- We deduct a $30 Administration Contract Charge from the Contract Value in the Variable Account on each anniversary while the Contract is in-force, other than under a Payment Option. (May be waived for certain large Contracts.) We deduct a pro rata portion on full surrender and at annuitization.



                                SURRENDER CHARGE


- Consists of Contingent Deferred Sales Charge based on purchase payments made (see "Contingent Deferred Sales Charge"). (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)




                               PREMIUM TAX CHARGE

- Where applicable, we deduct a premium tax charge from the Contract Value when annuity benefits commence (or, in certain states, at the earliest of: full or partial surrender; annuitization; or payment of the Death Proceeds due to the death of a Contract Owner or, if applicable, of the Annuitant).



                               ADDITIONAL BENEFITS

- You pay no taxes on your investment as long as it remains in the Contract.

- You may surrender the Contract at any time for its Contract Value, less any applicable Contingent Deferred Sales Charge, subject to any applicable tax law restrictions.

- We may waive the Contingent Deferred Sales Charge on evidence of terminal illness, confinement to a nursing home, or permanent and total disability, if this benefit is available in your state.

                                   THE COMPANY


     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, and District of Columbia. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is 1095 Avenue of the Americas, New York, New York 10036. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to The Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.




                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.




     We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


                       INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO

     The American Funds Balanced Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


     AMERICAN FUNDS BOND FUND



     The American Funds Bond Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek long-term growth of capital.


     AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

     The American Funds Growth Allocation Portfolio's investment objective is to seek growth of capital.


     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek growth of capital.



     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek long-term growth of capital and income.


     AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO

     The American Funds Moderate Allocation Portfolio's investment objective is to seek a high total return in the form of income and growth of capital, with a greater emphasis on income.

     ARTIO INTERNATIONAL STOCK PORTFOLIO

     The Artio International Stock Portfolio's investment objective is to seek long-term growth of capital.

     BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO

     The Barclays Capital Aggregate Bond Index Portfolio's investment objective is to seek to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.

     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO

     The BlackRock Aggressive Growth Portfolio's investment objective is to seek maximum capital appreciation.

     BLACKROCK BOND INCOME PORTFOLIO

     The BlackRock Bond Income Portfolio's investment objective is to seek a competitive total return primarily from investing in fixed-income securities.

     BLACKROCK DIVERSIFIED PORTFOLIO

     The BlackRock Diversified Portfolio's investment objective is to seek high total return while attempting to limit investment risk and preserve capital.

     BLACKROCK LARGE CAP CORE PORTFOLIO

     The BlackRock Large Cap Core Portfolio's investment objective is to seek long-term capital growth.

     BLACKROCK LARGE CAP VALUE PORTFOLIO

     The BlackRock Large Cap Value Portfolio's investment objective is to seek long-term growth of capital.

     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO

     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

     BLACKROCK MONEY MARKET PORTFOLIO

     The BlackRock Money Market Portfolio's investment objective is to seek a high level of current income consistent with preservation of capital.



     CLARION GLOBAL REAL ESTATE PORTFOLIO

     The Clarion Global Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.

     DAVIS VENTURE VALUE PORTFOLIO

     The Davis Venture Value Portfolio's investment objective is to seek growth of capital.




     FI VALUE LEADERS PORTFOLIO



     The FI Value Leaders Portfolio's investment objective is to seek long-term growth of capital.


     HARRIS OAKMARK INTERNATIONAL PORTFOLIO

     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.


     INVESCO SMALL CAP GROWTH PORTFOLIO



     The Invesco Small Cap Growth Portfolio's investment objective is to seek long-term growth of capital.


     JANUS FORTY PORTFOLIO

     The Janus Forty Portfolio's investment objective is to seek capital appreciation.

     JENNISON GROWTH PORTFOLIO

     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.

     LAZARD MID CAP PORTFOLIO

     The Lazard Mid Cap Portfolio's investment objective is to seek long-term growth of capital.


     LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO



     The Legg Mason ClearBridge Aggressive Growth Portfolio's investment objective is to seek capital appreciation.


     LEGG MASON VALUE EQUITY PORTFOLIO

     The Legg Mason Value Equity Portfolio's investment objective is to seek long-term growth of capital.

     LOOMIS SAYLES SMALL CAP CORE PORTFOLIO

     The Loomis Sayles Small Cap Core Portfolio's investment objective is to seek long-term capital growth from investments in common stocks or other equity securities.

     LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO

     The Loomis Sayles Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

     LORD ABBETT BOND DEBENTURE PORTFOLIO

     The Lord Abbett Bond Debenture Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

     MET/ARTISAN MID CAP VALUE PORTFOLIO

     The Met/Artisan Mid Cap Value Portfolio's investment objective is to seek long-term capital growth.

     MET/FRANKLIN INCOME PORTFOLIO

     The Met/Franklin Income Portfolio's investment objective is to seek to maximize income while maintaining prospects for capital appreciation.

     MET/FRANKLIN MUTUAL SHARES PORTFOLIO

     The Met/Franklin Mutual Shares Portfolio's investment objective is to seek capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.

     MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


     The Met/Franklin Templeton Founding Strategy Portfolio's investment objective is to seek capital appreciation and secondarily to seek income.


     MET/TEMPLETON GROWTH PORTFOLIO

     The Met/Templeton Growth Portfolio's investment objective is to seek long-term capital growth.

     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO

     The MetLife Aggressive Allocation Portfolio's investment objective is to seek growth of capital.

     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

     The MetLife Conservative Allocation Portfolio's investment objective is to seek high level of current income, with growth of capital as a secondary objective.

     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

     The MetLife Conservative to Moderate Allocation Portfolio's investment objective is to seek high total return in the form of income and growth of capital, with a greater emphasis on income.

     METLIFE MID CAP STOCK INDEX PORTFOLIO


     The MetLife Mid Cap Stock Index Portfolio's investment objective is to seek to equal the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index.


     METLIFE MODERATE ALLOCATION PORTFOLIO

     The MetLife Moderate Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

     The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is to seek growth of capital.

     METLIFE STOCK INDEX PORTFOLIO

     The MetLife Stock Index Portfolio's investment objective is to seek to equal the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

     MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

     The MFS(R) Research International Portfolio's investment objective is to seek capital appreciation.

     MFS(R) TOTAL RETURN PORTFOLIO

     The MFS(R) Total Return Portfolio's investment objective is to seek a favorable total return through investment in a diversified portfolio.

     MFS(R) VALUE PORTFOLIO

     The MFS(R) Value Portfolio's investment objective is to seek capital appreciation.

     MORGAN STANLEY EAFE(R) INDEX PORTFOLIO

     The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to seek to equal the performance of the MSCI EAFE(R) Index.


     MORGAN STANLEY MID CAP GROWTH PORTFOLIO



     The Morgan Stanley Mid Cap Growth Portfolio's investment objective is to seek capital appreciation.



     NEUBERGER BERMAN GENESIS PORTFOLIO



     The Neuberger Berman Genesis Portfolio's investment objective is to seek high total return, consisting principally of capital appreciation.


     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO

     The Neuberger Berman Mid Cap Value Portfolio's investment objective is to seek capital growth.

     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

     The Oppenheimer Capital Appreciation Portfolio's investment objective is to seek capital appreciation.

     OPPENHEIMER GLOBAL EQUITY PORTFOLIO

     The Oppenheimer Global Equity Portfolio's investment objective is to seek capital appreciation.

     PIMCO INFLATION PROTECTED BOND PORTFOLIO


     The PIMCO Inflation Protected Bond Portfolio's investment objective is to seek maximum real return, consistent with preservation of capital and prudent investment management.


     PIMCO TOTAL RETURN PORTFOLIO

     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

     RCM TECHNOLOGY PORTFOLIO

     The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

     RUSSELL 2000(R) INDEX PORTFOLIO


     The Russell 2000(R) Index Portfolio's investment objective is to seek to equal the performance of the Russell 2000(R) Index.


     SSGA GROWTH AND INCOME ETF PORTFOLIO

     The SSgA Growth and Income ETF Portfolio's investment objective is to seek growth of capital and income.

     SSGA GROWTH ETF PORTFOLIO

     The SSgA Growth ETF Portfolio's investment objective is to seek growth of capital.

     T.  ROWE PRICE LARGE CAP GROWTH PORTFOLIO

     The T. Rowe Price Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital and, secondarily, dividend income.

     T. ROWE PRICE MID CAP GROWTH PORTFOLIO

     The T. Rowe Price Mid Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

     The T. Rowe Price Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital.

     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

     The Western Asset Management U.S. Government Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital and maintenance of liquidity.

INVESTMENT ADVICE

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                              ADVISER (SUBADVISER)
---------                              --------------------
Artio International Stock Portfolio..  Artio Global Management, LLC
Barclays Capital Aggregate Bond Index
  Portfolio..........................  MetLife Investment Advisors Company,
                                       LLC
BlackRock Aggressive Growth
  Portfolio..........................  BlackRock Advisors, LLC
BlackRock Bond Income Portfolio......  BlackRock Advisors, LLC
BlackRock Diversified Portfolio......  BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio..  BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth
  Portfolio..........................  BlackRock Advisors, LLC
BlackRock Money Market Portfolio.....  BlackRock Advisors, LLC
Davis Venture Value Portfolio........  Davis Selected Advisers, L.P.(1)
FI Value Leaders Portfolio...........  Pyramis Global Advisors, LLC
Jennison Growth Portfolio............  Jennison Associates LLC
Loomis Sayles Small Cap Core
  Portfolio..........................  Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth
  Portfolio..........................  Loomis, Sayles & Company, L.P.
Met/Artisan Mid Cap Value Portfolio..  Artisan Partners Limited Partnership
MetLife Aggressive Allocation
  Portfolio..........................  N/A(2)
MetLife Conservative Allocation
  Portfolio..........................  N/A(2)
MetLife Conservative to Moderate
  Allocation Portfolio...............  N/A(2)
MetLife Mid Cap Stock Index
  Portfolio..........................  MetLife Investment Advisors Company,
                                       LLC
MetLife Moderate Allocation
  Portfolio..........................  N/A(2)
MetLife Moderate to Aggressive
  Allocation Portfolio...............  N/A(2)
MetLife Stock Index Portfolio........  MetLife Investment Advisors Company,
                                       LLC
MFS(R) Total Return Portfolio........  Massachusetts Financial Services
                                       Company
MFS(R) Value Portfolio...............  Massachusetts Financial Services
                                       Company
Morgan Stanley EAFE(R) Index
  Portfolio..........................  MetLife Investment Advisors Company,
                                       LLC
Neuberger Berman Genesis
  Portfolio(3).......................  Neuberger Berman Management LLC(4)
Neuberger Berman Mid Cap Value
  Portfolio..........................  Neuberger Berman Management LLC
Oppenheimer Global Equity Portfolio..  OppenheimerFunds, Inc.
Russell 2000(R) Index Portfolio......  MetLife Investment Advisors Company,
                                       LLC
T. Rowe Price Large Cap Growth
  Portfolio..........................  T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth
  Portfolio..........................  T. Rowe Price Associates, Inc.
Western Asset Management Strategic
  Bond Opportunities Portfolio.......  Western Asset Management Company
Western Asset Management U.S.
  Government Portfolio...............  Western Asset Management Company




-------


(1) Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.





(2) Metropolitan Fund Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.



(3) Effective May 1, 2010, BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.



(4) Effective May 1, 2010, Neuberger Berman Management LLC replaced BlackRock Advisors, LLC as subadviser.



     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus and its Statement of Additional Information.

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Met Investors Series Trust. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



PORTFOLIO                              ADVISER (SUBADVISER)
---------                              --------------------
American Funds Balanced Allocation
Portfolio............................  N/A(1)
American Funds Growth Allocation
  Portfolio..........................  N/A(1)
American Funds Moderate Allocation
  Portfolio..........................  N/A(1)
BlackRock Large Cap Core Portfolio...  BlackRock Advisors, LLC
Clarion Global Real Estate
  Portfolio..........................  ING Clarion Real Estate Securities LLC
Harris Oakmark International
  Portfolio..........................  Harris Associates L.P.
Invesco Small Cap Growth
  Portfolio(2).......................  Invesco Advisers, Inc.(3)
Janus Forty Portfolio................  Janus Capital Management LLC
Lazard Mid Cap Portfolio.............  Lazard Asset Management LLC
Legg Mason ClearBridge Aggressive
  Growth Portfolio(4)................  ClearBridge Advisors, LLC
Legg Mason Value Equity Portfolio....  Legg Mason Capital Management. Inc.
Lord Abbett Bond Debenture
  Portfolio..........................  Lord, Abbett & Co. LLC
Met/Franklin Income Portfolio........  Franklin Advisers, Inc.
Met/Franklin Mutual Shares
  Portfolio..........................  Franklin Mutual Advisers, LLC
Met/Franklin Templeton Founding
  Strategy Portfolio.................  N/A(1)
Met/Templeton Growth Portfolio.......  Templeton Global Advisors Limited
MFS(R) Research International
  Portfolio..........................  Massachusetts Financial Services
                                       Company
Morgan Stanley Mid Cap Growth
  Portfolio(5).......................  Morgan Stanley Investment Management
                                       Inc.
Oppenheimer Capital Appreciation
  Portfolio..........................  OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond
  Portfolio..........................  Pacific Investment Management Company
                                       LLC
PIMCO Total Return Portfolio.........  Pacific Investment Management Company
                                       LLC
RCM Technology Portfolio.............  RCM Capital Management LLC
SSgA Growth and Income ETF
  Portfolio..........................  SSgA Funds Management, Inc.
SSgA Growth ETF Portfolio............  SSgA Funds Management, Inc.
T. Rowe Price Mid Cap Growth
  Portfolio..........................  T. Rowe Price Associates, Inc.




-------

(1) This portfolio is a "fund of funds" that invests in shares of a diversified group of other underlying portfolios of the Metropolitan Fund, Met Investors Series Trust, and/or the American Funds Insurance Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers. that are responsible for the management of the Portfolios. Each underlying portfolio has its own adviser and/or subadviser.




(2) Effective May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio.



(3) Effective December 31, 2009, Invesco Aim Capital Management, Inc. merged with and into Invesco Advisers, Inc.



(4) Effective May 1, 2010, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio.



(5) Effective after 4:00 p.m. Eastern Time on May 1, 2010, FI Mid Cap Opportunities Portfolio of the Metropolitan Fund merged with and into Morgan Stanley Mid Cap Growth Portfolio (the "Replacement Fund"). If you select the FI Mid Cap Opportunities Portfolio on your application and we receive your application after May 1, 2009, your purchase payments will automatically be allocated to the Replacement Fund. If you do not want your purchase payment to be allocated to the Replacement Fund, you should choose a fund other than the FI Mid Cap Opportunities Portfolio on your application.



     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus and its Statement of Additional Information.


     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                              SUBADVISER
---------                              ----------
American Funds Bond..................  N/A
American Funds Global Small
  Capitalization.....................  N/A
American Funds Growth................  N/A
American Funds Growth-Income.........  N/A

     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus and its Statement of Additional Information.



     You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company". Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE
TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS."

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class A shares of the Artio
          International Stock, BlackRock Bond Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, Davis Venture Value, Fidelity Value Leaders, Jennison Growth, Loomis Sayles Small Cap Core, Met/Artisan Mid Cap Value, Neuberger Berman Genesis, Western Asset Management U.S. Government and Western Asset Management Strategic Bond Opportunities Portfolios; Class B shares of the Barclays Capital Aggregate Bond Index, BlackRock Aggressive Growth, BlackRock Diversified, Loomis Sayles Small Cap Growth, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Morgan Stanley Mid Cap Growth, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, MFS(R) Value and BlackRock Large Cap Value Portfolios;


     -- For the Met Investors Series Trust, we offer Class B shares for all
          Portfolios except the Harris Oakmark International Portfolio which is Class E, the Legg Mason Value Equity Portfolio, which is Class A, and the American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio and American Funds Growth Allocation Portfolio, which are Class C; and

     -- For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Money Market Subaccount.

                                GUARANTEED OPTION

     You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See "The Fixed Account" for more information.)

                                  THE CONTRACTS

     We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

     -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

     -- For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

     -- We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

     -- If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     -- We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by federal tax law. We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

TEN-DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.

EMPLOYEE VERSION

     We also make available an employee version of the Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios, or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture if you cancel the Contract by returning it during the ten-day right to review period. We will deduct any purchase payment credit amounts from the refund amount. We will take back the purchase payment credit as if it had never been applied, however, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the purchase payment credit. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.

ALLOCATION OF PURCHASE PAYMENTS

     You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds Bond Sub-Account, the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other sub-accounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

     The Contract's Death Proceeds at any time will be the greater of:

          (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

          (2) the minimum guaranteed death benefit.

     During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders. Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

          (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

          (2) the Contract Value on the date of recalculation.

The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.

     For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each contract anniversary.

EXAMPLE: Assume that we issue your contract with a $10,000 purchase payment on 1/1/07. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/07, the Contract Value is $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.

          Assume that the Contract Value increases to $11,000 by 12/1/07, and that you request a partial surrender of 5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 - .05($10,700)].

          Assume that on 12/31/07 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/07 are $10,165.


               Options for Death Proceeds. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law.

               If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

               The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

               There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death).

               If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

               --TOTAL CONTROL ACCOUNT.

     A Beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has complete access to the proceeds, with unlimited check-writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

     Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.

     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:

          (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

          (2) to continue the Contract under the Beneficiary Continuation provision; or

          (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

     For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds are reset on the date the spouse continues the Contract.




     Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.


     If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.

TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, "Tax Status of the Contract."

     Transfers During the Accumulation Phase. We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)


     Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following sub-accounts are currently not available: BlackRock Aggressive Growth, BlackRock Diversified, Clarion Global Real Estate, MetLife Aggressive Allocation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, Oppenheimer Capital Appreciation, Oppenheimer Global Equity, PIMCO Inflation Protected Bond, SSgA Growth and Income ETF, SSgA Growth ETF, T. Rowe Price Large Cap Growth, and
T. Rowe Price Small Cap Growth sub-accounts. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.



     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.

     --MARKET TIMING

     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, Artio International Stock Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Invesco Small Cap Growth Portfolio, Met/Templeton Growth Portfolio, MFS(R) Research International Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio,
T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

       AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

DOLLAR COST AVERAGING


     We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)


     Guaranteed Account. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.

     -- Certain rules and limitations may apply to the purchase payments you can allocate.

     -- Amounts in a Guaranteed Account cannot be used as collateral for a loan.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the sub-accounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     Contact your agent for more information.

ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

SURRENDERS

     Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:

     -- any applicable Contingent Deferred Sales Charge (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.);

     -- a pro rata portion of the Administration Contract Charge (on a full surrender only);

     -- a premium tax charge (in certain states only); and

     -- any outstanding loan plus accrued interest (on a full surrender only).

See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

     Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

     -- The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

     -- Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Considerations.")

     Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Considerations.")

     How to surrender.

     -- You must submit a request to our Annuity Administrative Office. (See
          "Requests and Elections" for more information on receipt of requests at our annuity administrative office.)

     -- You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     -- You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

     -- We have to receive your surrender request in our Annuity Administrative
          Office prior to the Maturity Date or the Contract Owner's death.

     We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     Amount of Surrender. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the sub-accounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. If you would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

     If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.

     The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.

LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

     Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

     We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

     When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.

     Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

     You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

     Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to "FEDERAL INCOME TAX CONSIDERATIONS" -- Taxation of Qualified Contracts" in this prospectus.

     If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.

     Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then you will have to allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, we will allocate a repayment to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts.

     We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

     We will provide further information regarding loans upon request.

SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

     -- change the Beneficiary

     -- assign the Contract (subject to limitations)

     -- change the payment option

     -- exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Considerations" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing", requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

     -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

     -- Through your Registered Representative

     -- In writing to New England Life Insurance Company, c/o Annuity
          Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594 or

     -- By fax (515) 457-4301

     -- For transfers or reallocation of future purchase payments, by Internet at www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal, over the telephone, fax or through the Internet, may be subject to certain limitations. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.

     If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

                       ADMINISTRATION CHARGES, CONTINGENT
                   DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

     -- Administration Contract Charge

     -- Administration Asset Charge

     -- Mortality and Expense Risk Charge

     -- Contingent Deferred Sales Charge

     -- Premium Tax Charge and Other Expenses


     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown on pages A-9 through A-11.


ADMINISTRATION CONTRACT CHARGE

     The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing

Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)

ADMINISTRATION ASSET CHARGE

     The Administration Asset Charge is equal to an annual rate of 0.10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.

MORTALITY AND EXPENSE RISK CHARGE

     We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds Bond Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

     If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options) (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.

     When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.

     The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:

NUMBER OF COMPLETE
YEARS FROM RECEIPT
OF PURCHASE PAYMENT                       CHARGE
-------------------                       ------
     0.................................      7%
     1.................................      6%
     2.................................      5%
     3.................................      4%
     4.................................      3%
     5.................................      2%
     6.................................      1%
7 and thereafter.......................      0%


     In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

     In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.

EXAMPLE: Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                           HYPOTHETICAL CONTRACT VALUE

                                                                                         10% OF
                                                                                      BEGINNING OF    MAXIMUM FREE
                                 AT BEGINNING      ON WITHDRAWAL                     YEAR CONTRACT     WITHDRAWAL
                               OF CONTRACT YEAR         DATE        CONTRACT GAIN        VALUE           AMOUNT
                               ----------------    -------------    -------------    -------------    ------------
Situation 1.................        $12,500           $14,000           $4,000           $1,250          $4,000
Situation 2.................        $11,000           $10,000           $    0           $1,100          $1,100




     We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

EXAMPLE: Assume that you make a $10,000 purchase payment into the Contract on 6/1/07 and you make another $10,000 purchase payment on 2/1/08. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

                           HYPOTHETICAL CONTRACT VALUE

                                                                                         10% OF
                                                                                      BEGINNING OF    MAXIMUM FREE
                                 AT BEGINNING      ON WITHDRAWAL                     YEAR CONTRACT     WITHDRAWAL
                               OF CONTRACT YEAR         DATE        CONTRACT GAIN        VALUE           AMOUNT
                               ----------------    -------------    -------------    -------------    ------------
Situation 1: $7,000 partial
  surrender on 12/1/08......        $22,000           $25,000           $5,000           $2,200          $5,000

     The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/07 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.

                           HYPOTHETICAL CONTRACT VALUE

                                                                                         10% OF
                                                                                      BEGINNING OF    MAXIMUM FREE
                                 AT BEGINNING      ON WITHDRAWAL                     YEAR CONTRACT     WITHDRAWAL
                               OF CONTRACT YEAR         DATE        CONTRACT GAIN        VALUE           AMOUNT
                               ----------------    -------------    -------------    -------------    ------------
Situation 2: $25,000
  surrender on 1/1/12.......        $30,000           $33,000          $13,000           $3,000          $13,000



     The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/07 and $2,000 of the $10,000 purchase payment that you made on 2/1/08. The Contingent Deferred Sales Charge that would apply is: 3% x $10,000 + 4% x $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.


     Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

     If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     Waiver of Contingent Deferred Sales Charge. No Contingent Deferred Sales Charge will apply:

     -- After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

     -- If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.

     -- On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

     -- If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.

     -- On minimum distributions required by tax law. We currently waive the Contingent Deferred Sales Charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Considerations--Taxation of Qualified Contracts.")

     We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate.

PREMIUM TAX CHARGE


     Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date.


     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

     We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

OTHER EXPENSES


     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectuses and Statements of Additional Information of the Eligible Funds describe these deductions and expenses.


                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10-year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.


----------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     - The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     - The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


     - The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.


     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.


     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Additionally, during the Annuity Phase, the following subaccounts are currently not available: BlackRock Aggressive Growth, BlackRock Diversified, Clarion Global Real Estate, MetLife Aggressive Allocation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, Oppenheimer Capital Appreciation, Oppenheimer Global Equity, PIMCO Inflation Protected Bond, SSgA Growth and Income ETF, SSgA Growth ETF, T. Rowe Price Large Cap Growth, and T. Rowe Price Small Cap Growth sub-accounts. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.


     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and


          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").


     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with Section 401(k) plans.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                        FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     -- made on or after the taxpayer reaches age 59 1/2;

     -- made on or after the death of an Owner;

     -- attributable to the taxpayer's becoming disabled;

     -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

     -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract.

     At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-24 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

     Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (currently, $5,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS, WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.



     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties under new IRS regulations affecting 403(b) plans and arrangements.


     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.



     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(a) OR TSA PLANS UNDER SECTION 403(b), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(p) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Required Minimum Distributions. Qualified Contracts (including Contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.




     Suspension of Minimum Distribution Rules during 2009. You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                  VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                          DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.


     Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.

     With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc., MetLife Investors Distribution Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc.. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                                THE FIXED ACCOUNT

     The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state. (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.

     Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).

     Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, if any portion of your Contract loan comes from Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.

     We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     For more information on the Fixed Account please refer to the Statement of Additional Information.

                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts, (iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.

YIELDS

     The current yield of the BlackRock Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (besides the State Street Research Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN

     The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.

NON-STANDARD RETURN

     "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions may not include the Contingent Deferred Sales Charge. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.

     We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Contract Administration Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value.

See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.

OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                                LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS


     Financial statements for the New England Variable Annuity Separate Account, New England Life Insurance Company and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 1095 Avenue of the Americas, New York, New York 10036, telephoning 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2009 for each Sub-Account of the New England Variable Annuity Separate Account.




                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
American Funds Balanced Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................     10.008465          7.011667               29
  01/01/2009 to 12/31/2009......................      7.011667          8.941853               86
American Funds Growth Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          6.359814                8
  01/01/2009 to 12/31/2009......................      6.359814          8.406163                7
American Funds Moderate Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................     10.018465          7.685380               24
  01/01/2009 to 12/31/2009......................      7.685380          9.351642               45
Artio International Stock Sub-Account(10)
  (formerly Julius Baer International Stock Sub-
  Account previously FI International Stock Sub-
  Account and before that, Putnam International
  Stock Sub-Account)
  04/19/1995 to 12/31/1995......................      1.216847          1.262652                0
  01/01/1996 to 12/31/1996......................      1.262652          1.327000                0
  01/01/1997 to 12/31/1997......................      1.327000          1.291549                0
  01/01/1998 to 12/31/1998......................      1.291549          1.366233            1,839
  01/01/1999 to 12/31/1999......................      1.366233          1.678854           11,985
  01/01/2000 to 12/31/2000......................      1.678854          1.486746           33,579
  01/01/2001 to 12/31/2001......................      1.486746          1.164077           35,940
  01/01/2002 to 12/31/2002......................      1.164077          0.947057           31,640
  01/01/2003 to 12/31/2003......................      0.947057          1.195786           27,079
  01/01/2004 to 12/31/2004......................      1.195786          1.393648           23,524
  01/01/2005 to 12/31/2005......................      1.393648          1.621749           19,825
  01/01/2006 to 12/31/2006......................      1.621749          1.862971           16,415
  01/01/2007 to 12/31/2007......................      1.862971          2.026673           12,299
  01/01/2008 to 12/31/2008......................      2.026673          1.116569            8,685
  01/01/2009 to 12/31/2009......................      1.116569          1.345138            6,866

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Barclays Capital Aggregate Bond Index Sub-
  Account(11) (formerly Lehman Brothers(R)
  Aggregate Bond Index Sub-Account)
  01/22/2001 to 12/31/2001......................      1.075873          1.128870            8,293
  01/01/2002 to 12/31/2002......................      1.128870          1.223843           12,899
  01/01/2003 to 12/31/2003......................      1.223843          1.247632           12,423
  01/01/2004 to 12/31/2004......................      1.247632          1.277533           10,899
  01/01/2005 to 12/31/2005......................      1.277533          1.283163            9,652
  01/01/2006 to 12/31/2006......................      1.283163          1.313620            7,749
  01/01/2007 to 12/31/2007......................      1.313620          1.381538            6,323
  01/01/2008 to 12/31/2008......................      1.381538          1.438987            3,549
  01/01/2009 to 12/31/2009......................      1.438987          1.489643            2,799
BlackRock Aggressive Growth Sub-Account
  05/01/2004 to 12/31/2004......................     33.567147         37.215656                1
  01/01/2005 to 12/31/2005......................     37.215656         40.528355                3
  01/01/2006 to 12/31/2006......................     40.528355         42.551290                3
  01/01/2007 to 12/31/2007......................     42.551290         50.447102                7
  01/01/2008 to 12/31/2008......................     50.447102         26.941035                7
  01/01/2009 to 12/31/2009......................     26.941035         39.600328                7
BlackRock Bond Income Sub-Account
  04/19/1995 to 12/31/1995......................      2.684861          3.018347                0
  01/01/1996 to 12/31/1996......................      3.018347          3.113250                0
  01/01/1997 to 12/31/1997......................      3.113250          3.404265                0
  01/01/1998 to 12/31/1998......................      3.404265          3.660529            2,055
  01/01/1999 to 12/31/1999......................      3.660529          3.592823           10,828
  01/01/2000 to 12/31/2000......................      3.592823          3.831633           14,739
  01/01/2001 to 12/31/2001......................      3.831633          4.110820           19,958
  01/01/2002 to 12/31/2002......................      4.110820          4.396277           19,912
  01/01/2003 to 12/31/2003......................      4.396277          4.588908           16,117
  01/01/2004 to 12/31/2004......................      4.588908          4.725484           13,186
  01/01/2005 to 12/31/2005......................      4.725484          4.772425           11,543
  01/01/2006 to 12/31/2006......................      4.772425          4.913914            9,252
  01/01/2007 to 12/31/2007......................      4.913914          5.150240            6,928
  01/01/2008 to 12/31/2008......................      5.150240          4.904357            4,352
  01/01/2009 to 12/31/2009......................      4.904357          5.294063            3,281
BlackRock Diversified Sub-Account
  05/01/2004 to 12/31/2004......................     35.331647         38.120554                7
  01/01/2005 to 12/31/2005......................     38.120554         38.651758                8
  01/01/2006 to 12/31/2006......................     38.651758         42.021096                9
  01/01/2007 to 12/31/2007......................     42.021096         43.761019                9
  01/01/2008 to 12/31/2008......................     43.761019         32.378238                5
  01/01/2009 to 12/31/2009......................     32.378238         37.356213                3

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
BlackRock Large Cap Core Sub-Account (Class B)
  04/30/2007 to 12/31/2007......................      7.880141          7.947782              148
  01/01/2008 to 12/31/2008......................      7.947782          4.913150               96
  01/01/2009 to 12/31/2009......................      4.913150          5.774892               89
BlackRock Large Cap Core Sub-Account(9)
  (formerly BlackRock Large Cap Sub-Account, and
  before that, BlackRock Investment Trust Sub-
  Account)
  05/01/2001 to 12/31/2001......................      7.438037          6.523987              194
  01/01/2002 to 12/31/2002......................      6.523987          4.742371              293
  01/01/2003 to 12/31/2003......................      4.742371          6.075046              292
  01/01/2004 to 12/31/2004......................      6.075046          6.625220              265
  01/01/2005 to 12/31/2005......................      6.625220          6.750063              220
  01/01/2006 to 12/31/2006......................      6.750063          7.577311              177
  01/01/2007 to 04/27/2007......................      7.577311          7.946557                0
BlackRock Large Cap Value Sub-Account
  05/01/2002 to 12/31/2002......................      1.000000          0.792409              201
  01/01/2003 to 12/31/2003......................      0.792409          1.058093              743
  01/01/2004 to 12/31/2004......................      1.058093          1.182333            1,200
  01/01/2005 to 12/31/2005......................      1.182333          1.232291            1,125
  01/01/2006 to 12/31/2006......................      1.232291          1.448572            1,257
  01/01/2007 to 12/31/2007......................      1.448572          1.475061            1,273
  01/01/2008 to 12/31/2008......................      1.475061          0.944857              850
  01/01/2009 to 12/31/2009......................      0.944857          1.035857              712
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/1995 to 12/31/1995......................      1.091176          1.401562                0
  01/01/1996 to 12/31/1996......................      1.401562          1.563978                0
  01/01/1997 to 12/31/1997......................      1.563978          1.937505                0
  01/01/1998 to 12/31/1998......................      1.937505          2.823513            4,586
  01/01/1999 to 12/31/1999......................      2.823513          3.734589           35,476
  01/01/2000 to 12/31/2000......................      3.734589          3.178881           64,981
  01/01/2001 to 12/31/2001......................      3.178881          2.757580           64,873
  01/01/2002 to 12/31/2002......................      2.757580          1.817138           52,142
  01/01/2003 to 12/31/2003......................      1.817138          2.421756           44,305
  01/01/2004 to 12/31/2004......................      2.421756          2.598485           37,765
  01/01/2005 to 12/31/2005......................      2.598485          2.741932           30,881
  01/01/2006 to 12/31/2006......................      2.741932          2.815594           24,947
  01/01/2007 to 12/31/2007......................      2.815594          3.295834           19,000
  01/01/2008 to 12/31/2008......................      3.295834          2.063421           14,251
  01/01/2009 to 12/31/2009......................      2.063421          2.783308           11,689

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
BlackRock Legacy Large Cap Growth Sub-Account
  (Class A)(12) (formerly FI Large Cap Sub-
  Account)
  05/01/2006 to 12/31/2006......................     17.091180         17.290064                1
  01/01/2007 to 12/31/2007......................     17.290064         17.683059                2
  01/01/2008 to 12/31/2008......................     17.683059          9.598675                2
  01/01/2009 to 05/01/2009......................      9.598675         10.017096                0
BlackRock Money Market Sub-Account
  04/19/1995 to 12/31/1995......................      1.824171          1.877438                0
  01/01/1996 to 12/31/1996......................      1.877438          1.946086                0
  01/01/1997 to 12/31/1997......................      1.946086          2.021482                0
  01/01/1998 to 12/31/1998......................      2.021482          2.098320            3,737
  01/01/1999 to 12/31/1999......................      2.098320          2.171899           21,356
  01/01/2000 to 12/31/2000......................      2.171899          2.275063           23,796
  01/01/2001 to 12/31/2001......................      2.275063          2.331985           34,100
  01/01/2002 to 12/31/2002......................      2.331985          2.332168           31,377
  01/01/2003 to 12/31/2003......................      2.332168          2.318287           19,901
  01/01/2004 to 12/31/2004......................      2.318287          2.308499           13,139
  01/01/2005 to 12/31/2005......................      2.308499          2.342362           10,767
  01/01/2006 to 12/31/2006......................      2.342362          2.421031            9,479
  01/01/2007 to 12/31/2007......................      2.421031          2.508405            8,853
  01/01/2008 to 12/31/2008......................      2.508405          2.544015            7,147
  01/01/2009 to 12/31/2009......................      2.544015          2.519198            4,698
BlackRock Strategic Value Sub-Account
  01/22/2001 to 12/31/2001......................      1.233728          1.399874           16,044
  01/01/2002 to 12/31/2002......................      1.399874          1.086108           21,052
  01/01/2003 to 12/31/2003......................      1.086108          1.608012           21,923
  01/01/2004 to 12/31/2004......................      1.608012          1.828885           21,043
  01/01/2005 to 12/31/2005......................      1.828885          1.878440           17,739
  01/01/2006 to 12/31/2006......................      1.878440          2.162288           14,030
  01/01/2007 to 12/31/2007......................      2.162288          2.058454           10,854
  01/01/2008 to 12/31/2008......................      2.058454          1.250230            7,181
  01/01/2009 to 12/31/2009......................      1.250230          1.394995            5,551
Clarion Global Real Estate Sub-Account
  05/01/2004 to 12/31/2004......................      9.998849         12.833645              157
  01/01/2005 to 12/31/2005......................     12.833645         14.337160              303
  01/01/2006 to 12/31/2006......................     14.337160         19.451786              362
  01/01/2007 to 12/31/2007......................     19.451786         16.301648              265
  01/01/2008 to 12/31/2008......................     16.301648          9.375546              177
  01/01/2009 to 12/31/2009......................      9.375546         12.456502              136

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Davis Venture Value Sub-Account
  04/19/1995 to 12/31/1995......................      1.071349          1.322415                0
  01/01/1996 to 12/31/1996......................      1.322415          1.640833                0
  01/01/1997 to 12/31/1997......................      1.640833          2.160040                0
  01/01/1998 to 12/31/1998......................      2.160040          2.437055            4,389
  01/01/1999 to 12/31/1999......................      2.437055          2.824171           33,707
  01/01/2000 to 12/31/2000......................      2.824171          3.049260           62,769
  01/01/2001 to 12/31/2001......................      3.049260          2.671524           69,236
  01/01/2002 to 12/31/2002......................      2.671524          2.203059           59,451
  01/01/2003 to 12/31/2003......................      2.203059          2.843065           52,463
  01/01/2004 to 12/31/2004......................      2.843065          3.150202           47,447
  01/01/2005 to 12/31/2005......................      3.150202          3.426424           41,613
  01/01/2006 to 12/31/2006......................      3.426424          3.871576           34,223
  01/01/2007 to 12/31/2007......................      3.871576          3.992217           26,063
  01/01/2008 to 12/31/2008......................      3.992217          2.387519           18,335
  01/01/2009 to 12/31/2009......................      2.387519          3.107408           14,381
FI Mid Cap Opportunities Sub-Account(3)
  (formerly Janus Mid Cap Sub-Account)
  01/22/2001 to 12/31/2001......................      2.594089          1.548625            4,996
  01/01/2002 to 12/31/2002......................      1.548625          1.081569            4,088
  01/01/2003 to 12/31/2003......................      1.081569          1.432110            3,213
  01/01/2004 to 12/31/2004......................      1.432110          1.649774            3,281
  01/01/2005 to 12/31/2005......................      1.649774          1.735305            2,809
  01/01/2006 to 12/31/2006......................      1.735305          1.909037            2,493
  01/01/2007 to 12/31/2007......................      1.909037          2.035026            2,091
  01/01/2008 to 12/31/2008......................      2.035026          0.894315            1,534
  01/01/2009 to 12/31/2009......................      0.894315          1.177598            1,196
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002......................      1.000000          0.810364               58
  01/01/2003 to 12/31/2003......................      0.810364          1.135435              779
  01/01/2004 to 04/30/2004......................      1.135435          1.125155              955

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
FI Value Leaders Sub-Account
  04/19/1995 to 12/31/1995......................      1.191883          1.483784                0
  01/01/1996 to 12/31/1996......................      1.483784          1.727747                0
  01/01/1997 to 12/31/1997......................      1.727747          2.274012                0
  01/01/1998 to 12/31/1998......................      2.274012          2.790691            4,235
  01/01/1999 to 12/31/1999......................      2.790691          3.009259           27,575
  01/01/2000 to 12/31/2000......................      3.009259          2.814682           36,472
  01/01/2001 to 12/31/2001......................      2.814682          2.388804           33,975
  01/01/2002 to 12/31/2002......................      2.388804          1.897133           25,944
  01/01/2003 to 12/31/2003......................      1.897133          2.374350           21,952
  01/01/2004 to 12/31/2004......................      2.374350          2.662638           18,571
  01/01/2005 to 12/31/2005......................      2.662638          2.906550           15,837
  01/01/2006 to 12/31/2006......................      2.906550          3.208220           12,711
  01/01/2007 to 12/31/2007......................      3.208220          3.296202            9,360
  01/01/2008 to 12/31/2008......................      3.296202          1.984320            6,867
  01/01/2009 to 12/31/2009......................      1.984320          2.384182            5,253
Harris Oakmark International Sub-Account
  05/01/2002 to 12/31/2002......................      1.059613          0.883774               28
  01/01/2003 to 12/31/2003......................      0.883774          1.177828            1,735
  01/01/2004 to 12/31/2004......................      1.177828          1.401690            3,988
  01/01/2005 to 12/31/2005......................      1.401690          1.579557            5,834
  01/01/2006 to 12/31/2006......................      1.579557          2.009147            6,239
  01/01/2007 to 12/31/2007......................      2.009147          1.961255            5,357
  01/01/2008 to 12/31/2008......................      1.961255          1.144360            3,327
  01/01/2009 to 12/31/2009......................      1.144360          1.752111            2,519
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007......................    145.834124        178.900463                4
  01/01/2008 to 12/31/2008......................    178.900463        102.320777                7
  01/01/2009 to 12/31/2009......................    102.320777        144.137883                7
Jennison Growth Sub-Account(6) (formerly
  Met/Putnam Voyager Sub-Account)
  05/01/2000 to 12/31/2000......................      1.000000          0.723242           14,013
  01/01/2001 to 12/31/2001......................      0.723242          0.493305           24,115
  01/01/2002 to 12/31/2002......................      0.493305          0.345800           20,078
  01/01/2003 to 12/31/2003......................      0.345800          0.429335           16,954
  01/01/2004 to 12/31/2004......................      0.429335          0.444439           14,855
  01/01/2005 to 04/30/2005......................      0.444439          0.409004           13,940

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Jennison Growth Sub-Account
  05/01/2005 to 12/31/2005......................      0.410164          0.493718           11,862
  01/01/2006 to 12/31/2006......................      0.493718          0.500291           10,627
  01/01/2007 to 12/31/2007......................      0.500291          0.550886            8,389
  01/01/2008 to 12/31/2008......................      0.550886          0.345330            5,606
  01/01/2009 to 12/31/2009......................      0.345330          0.476704            4,336
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002......................      1.139697          0.966588              236
  01/01/2003 to 12/31/2003......................      0.966588          1.202639              924
  01/01/2004 to 12/31/2004......................      1.202639          1.356668            1,247
  01/01/2005 to 12/31/2005......................      1.356668          1.445673            1,127
  01/01/2006 to 12/31/2006......................      1.445673          1.634840              987
  01/01/2007 to 12/31/2007......................      1.634840          1.568297            1,099
  01/01/2008 to 12/31/2008......................      1.568297          0.954133              644
  01/01/2009 to 12/31/2009......................      0.954133          1.286747              454
Legg Mason Partners Aggressive Growth Sub-
  Account(8) (formerly Legg Mason Aggressive
  Growth Sub-Account which was formerly Janus
  Aggressive Growth Sub-Account, and before
  that, Janus Growth Sub-Account)
  05/01/2001 to 12/31/2001......................      1.000000          0.774690            1,526
  01/01/2002 to 12/31/2002......................      0.774690          0.528474            2,459
  01/01/2003 to 12/31/2003......................      0.528474          0.676949            2,772
  01/01/2004 to 12/31/2004......................      0.676949          0.723856            2,154
  01/01/2005 to 12/31/2005......................      0.723856          0.810729            1,969
  01/01/2006 to 12/31/2006......................      0.810729          0.785591            2,029
  01/01/2007 to 12/31/2007......................      0.785591          0.792170            1,706
  01/01/2008 to 12/31/2008......................      0.792170          0.476078            1,035
  01/01/2009 to 12/31/2009......................      0.476078          0.624201              653
Legg Mason Value Equity Sub-Account(2) (formerly
  MFS(R) Investors Trust Sub-Account and, before
  that, MFS(R) Research Managers Sub-Account)
  07/01/1999 to 12/31/1999......................      1.058483          1.186801            3,133
  01/01/2000 to 12/31/2000......................      1.186801          1.127801           27,930
  01/01/2001 to 12/31/2001......................      1.127801          0.879018           25,931
  01/01/2002 to 12/31/2002......................      0.879018          0.657745           20,614
  01/01/2003 to 12/31/2003......................      0.657745          0.804929           17,364
  01/01/2004 to 04/30/2004......................      0.804929          0.820243           16,639

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Legg Mason Value Equity Sub-Account(7) (formerly
  MFS(R) Investors Trust Sub-Account)
  07/01/1999 to 12/31/1999......................      1.025560          1.018894            3,629
  01/01/2000 to 12/31/2000......................      1.018894          1.003305           11,237
  01/01/2001 to 12/31/2001......................      1.003305          0.831666           14,716
  01/01/2002 to 12/31/2002......................      0.831666          0.654341           12,644
  01/01/2003 to 12/31/2003......................      0.654341          0.786220           11,517
  01/01/2004 to 12/31/2004......................      0.786220          0.863409           25,236
  01/01/2005 to 12/31/2005......................      0.863409          0.913333           21,232
  01/01/2006 to 04/30/2006......................      0.913333          0.956292                0
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006......................      0.951421          1.021357           17,464
  01/01/2007 to 12/31/2007......................      1.021357          0.949456           13,109
  01/01/2008 to 12/31/2008......................      0.949456          0.426633            9,152
  01/01/2009 to 12/31/2009......................      0.426633          0.579674            7,574
Loomis Sayles Small Cap Core Sub-Account(13)
  (formerly Loomis Sayles Small Cap Sub-Account)
  04/19/1995 to 12/31/1995......................      1.009980          1.218215                0
  01/01/1996 to 12/31/1996......................      1.218215          1.569712                0
  01/01/1997 to 12/31/1997......................      1.569712          1.932590                0
  01/01/1998 to 12/31/1998......................      1.932590          1.873409            2,233
  01/01/1999 to 12/31/1999......................      1.873409          2.433952           11,469
  01/01/2000 to 12/31/2000......................      2.433952          2.526234           33,563
  01/01/2001 to 12/31/2001......................      2.526234          2.271012           32,465
  01/01/2002 to 12/31/2002......................      2.271012          1.756676           26,586
  01/01/2003 to 12/31/2003......................      1.756676          2.363985           23,367
  01/01/2004 to 12/31/2004......................      2.363985          2.713014           20,795
  01/01/2005 to 12/31/2005......................      2.713014          2.860717           17,787
  01/01/2006 to 12/31/2006......................      2.860717          3.291587           14,821
  01/01/2007 to 12/31/2007......................      3.291587          3.631869           11,342
  01/01/2008 to 12/31/2008......................      3.631869          2.295687            8,124
  01/01/2009 to 12/31/2009......................      2.295687          2.948533            6,391

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Loomis Sayles Small Cap Growth Sub-Account(14)
  (formerly Franklin Templeton Small Cap Growth
  Sub-Account)
  05/01/2001 to 12/31/2001......................      1.000000          0.879708            2,544
  01/01/2002 to 12/31/2002......................      0.879708          0.624213            3,560
  01/01/2003 to 12/31/2003......................      0.624213          0.890094            4,407
  01/01/2004 to 12/31/2004......................      0.890094          0.975527            3,986
  01/01/2005 to 12/31/2005......................      0.975527          1.004244            3,426
  01/01/2006 to 12/31/2006......................      1.004244          1.086578            2,817
  01/01/2007 to 12/31/2007......................      1.086578          1.117621            2,209
  01/01/2008 to 12/31/2008......................      1.117621          0.646788            1,444
  01/01/2009 to 12/31/2009......................      0.646788          0.827069            1,133
Lord Abbett Bond Debenture Sub-Account
  05/01/2001 to 12/31/2001......................      1.385968          1.370827            1,573
  01/01/2002 to 12/31/2002......................      1.370827          1.344019            3,429
  01/01/2003 to 12/31/2003......................      1.344019          1.579255            6,199
  01/01/2004 to 12/31/2004......................      1.579255          1.684418            6,610
  01/01/2005 to 12/31/2005......................      1.684418          1.685870            6,106
  01/01/2006 to 12/31/2006......................      1.685870          1.814575            5,469
  01/01/2007 to 12/31/2007......................      1.814575          1.906408            4,374
  01/01/2008 to 12/31/2008......................      1.906408          1.530120            2,927
  01/01/2009 to 12/31/2009......................      1.530120          2.063699            2,248
Met/Artisan Mid Cap Value Sub-Account(15)
  (formerly Harris Oakmark Focused Value Sub-
  Account)
  04/19/1995 to 12/31/1995......................      1.200515          1.436949                0
  01/01/1996 to 12/31/1996......................      1.436949          1.666295                0
  01/01/1997 to 12/31/1997......................      1.666295          1.927771                0
  01/01/1998 to 12/31/1998......................      1.927771          1.797180            1,480
  01/01/1999 to 12/31/1999......................      1.797180          1.778414            6,534
  01/01/2000 to 12/31/2000......................      1.778414          2.112113           12,974
  01/01/2001 to 12/31/2001......................      2.112113          2.661135           27,260
  01/01/2002 to 12/31/2002......................      2.661135          2.392241           28,648
  01/01/2003 to 12/31/2003......................      2.392241          3.129369           27,596
  01/01/2004 to 12/31/2004......................      3.129369          3.392259           25,281
  01/01/2005 to 12/31/2005......................      3.392259          3.679117           22,038
  01/01/2006 to 12/31/2006......................      3.679117          4.079937           17,220
  01/01/2007 to 12/31/2007......................      4.079937          3.747804           12,873
  01/01/2008 to 12/31/2008......................      3.747804          1.995337            8,451
  01/01/2009 to 12/31/2009......................      1.995337          2.785395            6,349

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
MFS(R) Research International Sub-Account
  05/01/2001 to 12/31/2001......................      0.972176          0.847826              634
  01/01/2002 to 12/31/2002......................      0.847826          0.737353            1,416
  01/01/2003 to 12/31/2003......................      0.737353          0.960139            2,008
  01/01/2004 to 12/31/2004......................      0.960139          1.131941            2,711
  01/01/2005 to 12/31/2005......................      1.131941          1.299562            2,955
  01/01/2006 to 12/31/2006......................      1.299562          1.621968            2,926
  01/01/2007 to 12/31/2007......................      1.621968          1.811865            2,699
  01/01/2008 to 12/31/2008......................      1.811865          1.029700            2,232
  01/01/2009 to 12/31/2009......................      1.029700          1.335902            2,100
MFS(R) Total Return Sub-Account(1) (formerly
  Balance Sub-Account)
  04/19/1995 to 12/31/1995......................      1.073395          1.226569                0
  01/01/1996 to 12/31/1996......................      1.226569          1.413947                0
  01/01/1997 to 12/31/1997......................      1.413947          1.619885                0
  01/01/1998 to 12/31/1998......................      1.619885          1.742881            4,075
  01/01/1999 to 12/31/1999......................      1.742881          1.631646           21,661
  01/01/2000 to 12/31/2000......................      1.631646          1.578230           27,155
  01/01/2001 to 12/31/2001......................      1.578230          1.486939           30,533
  01/01/2002 to 12/31/2002......................      1.486939          1.267704           25,819
  01/01/2003 to 12/31/2003......................      1.267704          1.497025           22,345
  01/01/2004 to 04/30/2004......................      1.497025          1.484675           22,170
MFS(R) Total Return Sub-Account (Class E)
  05/01/2004 to 12/31/2004......................     37.796838         41.125167              830
  01/01/2005 to 12/31/2005......................     41.125167         41.752266              756
  01/01/2006 to 12/31/2006......................     41.752266         46.129129              610
  01/01/2007 to 12/31/2007......................     46.129129         47.405000              484
  01/01/2008 to 12/31/2008......................     47.405000         36.335764              325
  01/01/2009 to 12/31/2009......................     36.335764         42.430054              255
MFS(R) Value Sub-Account (Class E)
  05/01/2002 to 12/31/2002......................      1.184038          0.971158              971
  01/01/2003 to 12/31/2003......................      0.971158          1.200332            2,710
  01/01/2004 to 12/31/2004......................      1.200332          1.317239            3,366
  01/01/2005 to 12/31/2005......................      1.317239          1.278940            3,249
  01/01/2006 to 12/31/2006......................      1.278940          1.487377            2,491
  01/01/2007 to 12/31/2007......................      1.487377          1.408970            1,934
  01/01/2008 to 12/31/2008......................      1.408970          0.922356            1,457
  01/01/2009 to 12/31/2009......................      0.922356          1.097541            1,318

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002......................      1.122185          0.847295              338
  01/01/2003 to 12/31/2003......................      0.847295          1.160250              589
  01/01/2004 to 12/31/2004......................      1.160250          1.217670              632
  01/01/2005 to 12/31/2005......................      1.217670          1.300044              474
  01/01/2006 to 12/31/2006......................      1.300044          1.463841              374
  01/01/2007 to 12/31/2007......................      1.463841          1.603183              277
  01/01/2008 to 12/31/2008......................      1.603183          0.968590              167
  01/01/2009 to 12/31/2009......................      0.968590          1.278146              149
Met/Franklin Income Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          7.986381               10
  01/01/2009 to 12/31/2009......................      7.986381         10.066938               19
Met/Franklin Mutual Shares Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          6.600141                2
  01/01/2009 to 12/31/2009......................      6.600141          8.127948                0
Met/Franklin Templeton Founding Strategy Sub-
  Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          7.033638                8
  01/01/2009 to 12/31/2009......................      7.033638          8.916144                5
Met/Templeton Growth Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998466          6.569280                0
  01/01/2009 to 12/31/2009......................      6.569280          8.591113                0
MetLife Mid Cap Stock Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.048504          1.029834            2,498
  01/01/2002 to 12/31/2002......................      1.029834          0.862080            3,847
  01/01/2003 to 12/31/2003......................      0.862080          1.143806            3,963
  01/01/2004 to 12/31/2004......................      1.143806          1.305167            3,906
  01/01/2005 to 12/31/2005......................      1.305167          1.441790            3,514
  01/01/2006 to 12/31/2006......................      1.441790          1.561502            3,029
  01/01/2007 to 12/31/2007......................      1.561502          1.655410            2,563
  01/01/2008 to 12/31/2008......................      1.655410          1.038507            1,769
  01/01/2009 to 12/31/2009......................      1.038507          1.400680            1,372
MetLife Stock Index Sub-Account
  01/22/2001 to 12/31/2001......................      3.886024          3.507534            2,487
  01/01/2002 to 12/31/2002......................      3.507534          2.679940            3,307
  01/01/2003 to 12/31/2003......................      2.679940          3.379282            3,488
  01/01/2004 to 12/31/2004......................      3.379282          3.674694            3,499
  01/01/2005 to 12/31/2005......................      3.674694          3.782314            2,915
  01/01/2006 to 12/31/2006......................      3.782314          4.296293            2,535
  01/01/2007 to 12/31/2007......................      4.296293          4.446986            2,159
  01/01/2008 to 12/31/2008......................      4.446986          2.751136            1,363
  01/01/2009 to 12/31/2009......................      2.751136          3.416085            1,467

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Morgan Stanley EAFE(R) Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.101046          0.851563            2,862
  01/01/2002 to 12/31/2002......................      0.851563          0.698977            3,813
  01/01/2003 to 12/31/2003......................      0.698977          0.945675            4,248
  01/01/2004 to 12/31/2004......................      0.945675          1.112204            5,083
  01/01/2005 to 12/31/2005......................      1.112204          1.238623            5,075
  01/01/2006 to 12/31/2006......................      1.238623          1.532261            4,683
  01/01/2007 to 12/31/2007......................      1.532261          1.669792            3,983
  01/01/2008 to 12/31/2008......................      1.669792          0.951685            2,762
  01/01/2009 to 12/31/2009......................      0.951685          1.203926            2,292
Neuberger Berman Mid Cap Value Sub-Account
  05/01/2001 to 12/31/2001......................      1.540633          1.500755              880
  01/01/2002 to 12/31/2002......................      1.500755          1.333183            1,921
  01/01/2003 to 12/31/2003......................      1.333183          1.790083            2,791
  01/01/2004 to 12/31/2004......................      1.790083          2.165131            3,999
  01/01/2005 to 12/31/2005......................      2.165131          2.389785            4,649
  01/01/2006 to 12/31/2006......................      2.389785          2.620536            4,302
  01/01/2007 to 12/31/2007......................      2.620536          2.666358            3,347
  01/01/2008 to 12/31/2008......................      2.666358          1.380911            2,331
  01/01/2009 to 12/31/2009......................      1.380911          2.011819            1,883
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005......................      7.947721          8.629752                9
  01/01/2006 to 12/31/2006......................      8.629752          9.158221               45
  01/01/2007 to 12/31/2007......................      9.158221         10.320556               40
  01/01/2008 to 12/31/2008......................     10.320556          5.501470               34
  01/01/2009 to 12/31/2009......................      5.501470          7.795846               24
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004......................     12.752804         14.710742               10
  01/01/2005 to 12/31/2005......................     14.710742         16.824885               32
  01/01/2006 to 12/31/2006......................     16.824885         19.304552               60
  01/01/2007 to 12/31/2007......................     19.304552         20.226655               52
  01/01/2008 to 12/31/2008......................     20.226655         11.855415               41
  01/01/2009 to 12/31/2009......................     11.855415         16.343625               33
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006......................     10.995472         11.102944               16
  01/01/2007 to 12/31/2007......................     11.102944         12.129906               36
  01/01/2008 to 12/31/2008......................     12.129906         11.136801              160
  01/01/2009 to 12/31/2009......................     11.136801         12.964097              165

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
PIMCO Total Return Sub-Account
  05/01/2001 to 12/31/2001......................      1.001001          1.053729            7,734
  01/01/2002 to 12/31/2002......................      1.053729          1.135740           24,068
  01/01/2003 to 12/31/2003......................      1.135740          1.168176           26,470
  01/01/2004 to 12/31/2004......................      1.168176          1.209265           24,664
  01/01/2005 to 12/31/2005......................      1.209265          1.219302           23,591
  01/01/2006 to 12/31/2006......................      1.219302          1.256717           19,483
  01/01/2007 to 12/31/2007......................      1.256717          1.332890           14,853
  01/01/2008 to 12/31/2008......................      1.332890          1.319696           11,574
  01/01/2009 to 12/31/2009......................      1.319696          1.535969            9,603
RCM Technology Sub-Account
  05/01/2001 to 12/31/2001......................      0.822515          0.609384            2,482
  01/01/2002 to 12/31/2002......................      0.609384          0.296057            2,096
  01/01/2003 to 12/31/2003......................      0.296057          0.460016            4,496
  01/01/2004 to 12/31/2004......................      0.460016          0.434043            3,604
  01/01/2005 to 12/31/2005......................      0.434043          0.475175            2,783
  01/01/2006 to 12/31/2006......................      0.475175          0.493639            2,592
  01/01/2007 to 12/31/2007......................      0.493639          0.640182            2,158
  01/01/2008 to 12/31/2008......................      0.640182          0.350649            1,862
  01/01/2009 to 12/31/2009......................      0.350649          0.549696            1,588
Russell 2000(R) Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.201374          1.184491            3,277
  01/01/2002 to 12/31/2002......................      1.184491          0.927196            3,913
  01/01/2003 to 12/31/2003......................      0.927196          1.332270            4,506
  01/01/2004 to 12/31/2004......................      1.332270          1.542319            4,835
  01/01/2005 to 12/31/2005......................      1.542319          1.586342            4,497
  01/01/2006 to 12/31/2006......................      1.586342          1.839366            3,814
  01/01/2007 to 12/31/2007......................      1.839366          1.782741            3,025
  01/01/2008 to 12/31/2008......................      1.782741          1.165977            1,976
  01/01/2009 to 12/31/2009......................      1.165977          1.444805            1,648
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004......................      1.116697          1.210073              279
  01/01/2005 to 12/31/2005......................      1.210073          1.268802            1,030
  01/01/2006 to 12/31/2006......................      1.268802          1.412393            1,114
  01/01/2007 to 12/31/2007......................      1.412393          1.520102            1,357
  01/01/2008 to 12/31/2008......................      1.520102          0.869328            1,154
  01/01/2009 to 12/31/2009......................      0.869328          1.226173            1,075

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
T. Rowe Price Mid Cap Growth Sub-Account
  05/01/2001 to 12/31/2001......................      0.981054          0.823736            1,984
  01/01/2002 to 12/31/2002......................      0.823736          0.454589            3,441
  01/01/2003 to 12/31/2003......................      0.454589          0.612518            5,480
  01/01/2004 to 12/31/2004......................      0.612518          0.711632            6,950
  01/01/2005 to 12/31/2005......................      0.711632          0.804413            7,340
  01/01/2006 to 12/31/2006......................      0.804413          0.842156            7,030
  01/01/2007 to 12/31/2007......................      0.842156          0.976849            5,806
  01/01/2008 to 12/31/2008......................      0.976849          0.580351            3,835
  01/01/2009 to 12/31/2009......................      0.580351          0.832512            2,945
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004......................      1.238152          1.320013               42
  01/01/2005 to 12/31/2005......................      1.320013          1.441195              190
  01/01/2006 to 12/31/2006......................      1.441195          1.472779              557
  01/01/2007 to 12/31/2007......................      1.472779          1.590630              487
  01/01/2008 to 12/31/2008......................      1.590630          0.998819              503
  01/01/2009 to 12/31/2009......................      0.998819          1.365463              502
Western Asset Management Strategic Bond
  Opportunities Sub-Account
  04/19/1995 to 12/31/1995......................      1.030925          1.158151                0
  01/01/1996 to 12/31/1996......................      1.158151          1.305874                0
  01/01/1997 to 12/31/1997......................      1.305874          1.430333                0
  01/01/1998 to 12/31/1998......................      1.430333          1.439188            2,999
  01/01/1999 to 12/31/1999......................      1.439188          1.439668           10,480
  01/01/2000 to 12/31/2000......................      1.439668          1.522166           16,507
  01/01/2001 to 12/31/2001......................      1.522166          1.603273           20,870
  01/01/2002 to 12/31/2002......................      1.603273          1.732982           19,757
  01/01/2003 to 12/31/2003......................      1.732982          1.924585           19,494
  01/01/2004 to 12/31/2004......................      1.924585          2.023251           17,883
  01/01/2005 to 12/31/2005......................      2.023251          2.051726           16,382
  01/01/2006 to 12/31/2006......................      2.051726          2.125575           13,022
  01/01/2007 to 12/31/2007......................      2.125575          2.180377            9,844
  01/01/2008 to 12/31/2008......................      2.180377          1.827218            6,079
  01/01/2009 to 12/31/2009......................      1.827218          2.382378            4,444

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Western Asset Management U.S. Government Sub-
  Account
  04/19/1995 to 12/31/1995......................      1.046628          1.138448                0
  01/01/1996 to 12/31/1996......................      1.138448          1.159699                0
  01/01/1997 to 12/31/1997......................      1.159699          1.240432                0
  01/01/1998 to 12/31/1998......................      1.240432          1.316242            3,447
  01/01/1999 to 12/31/1999......................      1.316242          1.300191           11,140
  01/01/2000 to 12/31/2000......................      1.300191          1.416200           16,057
  01/01/2001 to 12/31/2001......................      1.416200          1.490415           25,812
  01/01/2002 to 12/31/2002......................      1.490415          1.586448           31,938
  01/01/2003 to 12/31/2003......................      1.586448          1.590633           24,559
  01/01/2004 to 12/31/2004......................      1.590633          1.615611           20,036
  01/01/2005 to 12/31/2005......................      1.615611          1.620674           17,322
  01/01/2006 to 12/31/2006......................      1.620674          1.664713           14,256
  01/01/2007 to 12/31/2007......................      1.664713          1.712922           10,711
  01/01/2008 to 12/31/2008......................      1.712922          1.682965            6,650
  01/01/2009 to 12/31/2009......................      1.682965          1.731466            5,149
MetLife Conservative Allocation Sub-Account
  05/01/2005 to 12/31/2005......................      9.998849         10.299739               16
  01/01/2006 to 12/31/2006......................     10.299739         10.856842               65
  01/01/2007 to 12/31/2007......................     10.856842         11.301500              108
  01/01/2008 to 12/31/2008......................     11.301500          9.540600              103
  01/01/2009 to 12/31/2009......................      9.540600         11.338992              101
MetLife Conservative to Moderate Allocation Sub-
  Account
  05/01/2005 to 12/31/2005......................      9.998849         10.517665               34
  01/01/2006 to 12/31/2006......................     10.517665         11.349099              147
  01/01/2007 to 12/31/2007......................     11.349099         11.728876              290
  01/01/2008 to 12/31/2008......................     11.728876          9.067698              193
  01/01/2009 to 12/31/2009......................      9.067698         11.058754              173
MetLife Moderate Allocation Sub-Account
  05/01/2005 to 12/31/2005......................      9.998849         10.748464               81
  01/01/2006 to 12/31/2006......................     10.748464         11.854319              267
  01/01/2007 to 12/31/2007......................     11.854319         12.196651              421
  01/01/2008 to 12/31/2008......................     12.196651          8.582985              400
  01/01/2009 to 12/31/2009......................      8.582985         10.709108              340
MetLife Moderate to Aggressive Allocation Sub-
  Account
  05/01/2005 to 12/31/2005......................      9.998849         10.974321               81
  01/01/2006 to 12/31/2006......................     10.974321         12.360650              287
  01/01/2007 to 12/31/2007......................     12.360650         12.657119              362
  01/01/2008 to 12/31/2008......................     12.657119          8.097891              371
  01/01/2009 to 12/31/2009......................      8.097891         10.308554              297

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
MetLife Aggressive Sub-Account
  05/01/2005 to 12/31/2005......................      9.998849         11.150576                3
  01/01/2006 to 12/31/2006......................     11.150576         12.717820               19
  01/01/2007 to 12/31/2007......................     12.717820         12.949992               36
  01/01/2008 to 12/31/2008......................     12.949992          7.604288               28
  01/01/2009 to 12/31/2009......................      7.604288          9.859832               38
SSgA Growth ETF Sub-Account
  05/01/2006 to 12/31/2006......................     10.704349         11.415778                2
  01/01/2007 to 12/31/2007......................     11.415778         11.888698                3
  01/01/2008 to 12/31/2008......................     11.888698          7.858087                0
  01/01/2009 to 12/31/2009......................      7.858087         10.003688               21
SSgA Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006......................     10.513475         11.160973                5
  01/01/2007 to 12/31/2007......................     11.160973         11.599133                5
  01/01/2008 to 12/31/2008......................     11.599133          8.571201                1
  01/01/2009 to 12/31/2009......................      8.571201         10.555519               53
American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006......................     14.495461         15.190349               51
  01/01/2007 to 12/31/2007......................     15.190349         15.437741              112
  01/01/2008 to 12/31/2008......................     15.437741         13.764914              109
  01/01/2009 to 12/31/2009......................     13.764914         15.246457               81
American Funds Global Small Capitalization Sub-
  Account
  05/01/2001 to 12/31/2001......................      1.476716          1.342550              948
  01/01/2002 to 12/31/2002......................      1.342550          1.068961            2,108
  01/01/2003 to 12/31/2003......................      1.068961          1.614333            2,973
  01/01/2004 to 12/31/2004......................      1.614333          1.919416            3,555
  01/01/2005 to 12/31/2005......................      1.919416          2.366770            4,389
  01/01/2006 to 12/31/2006......................      2.366770          2.888153            4,409
  01/01/2007 to 12/31/2007......................      2.888153          3.449341            4,038
  01/01/2008 to 12/31/2008......................      3.449341          1.576838            2,756
  01/01/2009 to 12/31/2009......................      1.576838          2.501779            2,194
American Funds Growth-Income Sub-Account
  05/01/2001 to 12/31/2001......................      8.470922          8.166745            1,354
  01/01/2002 to 12/31/2002......................      8.166745          6.559432            2,467
  01/01/2003 to 12/31/2003......................      6.559432          8.544391            3,314
  01/01/2004 to 12/31/2004......................      8.544391          9.276103            3,723
  01/01/2005 to 12/31/2005......................      9.276103          9.656906            3,563
  01/01/2006 to 12/31/2006......................      9.656906         10.943498            2,958
  01/01/2007 to 12/31/2007......................     10.943498         11.306237            2,402
  01/01/2008 to 12/31/2008......................     11.306237          6.911494            1,649
  01/01/2009 to 12/31/2009......................      6.911494          8.922283            1,332

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
American Funds Growth Sub-Account
  05/01/2001 to 12/31/2001......................     12.927305         10.979737              948
  01/01/2002 to 12/31/2002......................     10.979737          8.158775            1,815
  01/01/2003 to 12/31/2003......................      8.158775         10.979316            2,857
  01/01/2004 to 12/31/2004......................     10.979316         12.148754            3,327
  01/01/2005 to 12/31/2005......................     12.148754         13.885527            3,330
  01/01/2006 to 12/31/2006......................     13.885527         15.054513            2,820
  01/01/2007 to 12/31/2007......................     15.054513         16.635251            2,257
  01/01/2008 to 12/31/2008......................     16.635251          9.167329            1,544
  01/01/2009 to 12/31/2009......................      9.167329         12.571217            1,218




-------




 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.



 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.



 (4) Previously, the FIMid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.



 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.



 (6) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.



 (7) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

 (8) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.



 (9) April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.



(10) On May 1, 2009, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio.



(11) On May 1, 2009, Lehman Brothers(R) Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio.



(12) Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.



(13) On May 1, 2009, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio.



(14) On May 1, 2009, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio.



(15) On May 1, 2009, Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.

                                   APPENDIX A

                                  CONSUMER TIPS

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS


Toll-free telephone service:  --   A recording of daily unit values is available by
                                   calling 1-800-333-2501.

                              --   Fund transfers and changes of future purchase payment
                                   allocations can be made by calling 1-800-435-4117.

Written Communications:       --   All communications and inquiries regarding address
                                   changes, premium payments, billing, fund transfers,
                                   surrenders, maturities and any other processing
                                   matters relating to your Contract should be directed
                                   to:

                                     New England Life Insurance Company
                                     c/o Annuity Administrative Office
                                     P.O. Box 14594
                                     Des Moines, IA 50306-3594
                                     Fax: (515) 457-4301

                                   APPENDIX B

                        CONTINGENT DEFERRED SALES CHARGE

     The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

     As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                   APPENDIX C

                                   PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


                                 CONTRACTS USED WITH TAX
JURISDICTION                     QUALIFIED RETIREMENT PLANS   ALL OTHER CONTRACTS
------------                     --------------------------   -------------------
California                                  0.50%(1)                  2.35%
Florida                                     1.00%(2)                  1.00%(2)
Maine                                         --                      2.00%
Nevada                                        --                      3.50%
South Dakota                                  --                      1.25%
West Virginia                               1.00%(3)                  1.00%(3)
Wyoming                                       --                      1.00%

Puerto Rico                                 1.00%                     1.00%



-------

(1)  Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.

(2) Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.

(3) A special rate applies for large case annuity policies. The special rate is 8/100 of 1% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. The special rate is not subject to retaliation.

See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

                               EXCHANGED CONTRACTS

     You may exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

     The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.

     If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)

     If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

                           AMERICAN GROWTH SERIES - I
                      Individual Variable Annuity Contracts


                    Issued By
New England Variable Annuity Separate Account of           Annuity Administrative Office
       New England Life Insurance Company                          P.O. Box 14594
               501 Boylston Street                           Des Moines, IA 50306-3594
                Boston, MA 02116
                 (800) 435-4117




                          SUPPLEMENT DATED MAY 1, 2010
         TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).




     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account").


AMERICAN FUNDS INSURANCE SERIES(R)





American Funds Bond Fund


American Funds Global Small Capitalization Fund


American Funds Growth Fund


American Funds Growth-Income Fund



MET INVESTORS SERIES TRUST



BlackRock Large Cap Core Portfolio


Clarion Global Real Estate Portfolio


Harris Oakmark International Portfolio


Invesco Small Cap Growth Portfolio


Janus Forty Portfolio


Lazard Mid Cap Portfolio


Legg Mason ClearBridge Aggressive Growth Portfolio


Legg Mason Value Equity Portfolio


Lord Abbett Bond Debenture Portfolio


Met/Franklin Income Portfolio


Met/Franklin Mutual Shares Portfolio


Met/Templeton Growth Portfolio


MFS(R) Research International Portfolio


Morgan Stanley Mid Cap Growth Portfolio


Oppenheimer Capital Appreciation Portfolio


PIMCO Inflation Protected Bond Portfolio


PIMCO Total Return Portfolio


RCM Technology Portfolio


T. Rowe Price Mid Cap Growth Portfolio



MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS



American Funds Balanced Allocation Portfolio


American Funds Growth Allocation Portfolio


American Funds Moderate Allocation Portfolio


Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST -- EXCHANGE TRADED FUND ("ETF") PORTFOLIOS



SSgA Growth and Income ETF Portfolio


SSgA Growth ETF Portfolio



METROPOLITAN FUND



Artio International Stock Portfolio


Barclays Capital Aggregate Bond Index Portfolio


BlackRock Aggressive Growth Portfolio


BlackRock Bond Income Portfolio


BlackRock Diversified Portfolio


BlackRock Large Cap Value Portfolio


BlackRock Legacy Large Cap Growth Portfolio


BlackRock Money Market Portfolio


Davis Venture Value Portfolio


FI Value Leaders Portfolio


Jennison Growth Portfolio


Loomis Sayles Small Cap Core Portfolio


Loomis Sayles Small Cap Growth Portfolio


Met/Artisan Mid Cap Value Portfolio


MetLife Mid Cap Stock Index Portfolio


MetLife Stock Index Portfolio


MFS(R) Total Return Portfolio


MFS(R) Value Portfolio


Morgan Stanley EAFE(R) Index Portfolio


Neuberger Berman Genesis Portfolio


Neuberger Berman Mid Cap Value Portfolio


Oppenheimer Global Equity Portfolio


Russell 2000(R) Index Portfolio


T. Rowe Price Large Cap Growth Portfolio


T. Rowe Price Small Cap Growth Portfolio


Western Asset Management Strategic Bond Opportunities
  Portfolio


Western Asset Management U.S. Government Portfolio



METROPOLITAN FUND -- ASSET ALLOCATION PORTFOLIOS



MetLife Conservative Allocation Portfolio


MetLife Conservative to Moderate Allocation Portfolio


MetLife Moderate Allocation Portfolio


MetLife Moderate to Aggressive Allocation Portfolio


MetLife Aggressive Allocation Portfolio



     You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2010, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 1095 Avenue of the Americas, New York, NY 10036 or telephoning 1-800-777-5897.

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5987. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.


     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS



OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract may have two owners (both of whom must be individuals).


     Under the Internal Revenue Code ("the Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.



     Subject to state approval, certain retirement plans qualified under the Code may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs") and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.


     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

                                  EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments...........           None
          Contingent Deferred Sales Charge
            (as a percentage of each purchase payment)........            7%
                                                                 declining annually--
                                                                     see Note (1)
          Transfer Fee(2).....................................            $0


NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.), as follows:

  NUMBER OF COMPLETE
YEARS FROM RECEIPT OF
   PURCHASE PAYMENT      CHARGE
---------------------    ------
          0                7%
          1                6%
          2                5%
          3                4%
          4                3%
          5                2%
          6                1%
   7 and thereafter        0%


(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE
          Administration Contract Charge(1).............................   $30


VARIABLE ACCOUNT ANNUAL EXPENSES

     (as a percentage of average daily net assets in the subaccounts)

                                                              AMERICAN FUNDS
                                                             BOND SUB-ACCOUNT,
                                                           AMERICAN FUNDS GROWTH
                                                        SUB-ACCOUNT, AMERICAN FUNDS
                                                       GROWTH-INCOME SUB-ACCOUNT AND
                                                           AMERICAN FUNDS GLOBAL          ALL OTHER
                                                     SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                     --------------------------------   ------------
          Mortality and Expense Risk Charge(2)....                 1.50%                    1.25%
          Administration Asset Charge.............                 0.10%                    0.10%
                                                                   -----                    -----
                    Total Variable Account Annual
                      Expenses....................                 1.60%                    1.35%


NOTES:

(1)   The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Subaccount investing in the BlackRock Large Cap Core Portfolio.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                  MINIMUM   MAXIMUM
                                                                  -------   -------
Total Annual Eligible Fund Operating Expenses(1)


(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and other
expenses)......................................................     0.34%     1.60%


NOTE:

(1) The range of Total Annual Eligible Fund Operating Expenses does not take into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses as described in more detail below.

     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2009, before and after any applicable contractual expense subsidy or expense deferral arrangement:


ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)



                                                                                      CONTRACTUAL
                                                                            TOTAL      FEE WAIVER    NET TOTAL
                                                              ACQUIRED      ANNUAL       AND/OR        ANNUAL
                              MANAGEMENT  12B-1    OTHER     FUND FEES    OPERATING     EXPENSE      OPERATING
                                  FEE      FEES  EXPENSES  AND EXPENSES*   EXPENSES  REIMBURSEMENT  EXPENSES(2)
                              ----------  -----  --------  -------------  ---------  -------------  -----------
AMERICAN FUNDS INSURANCE
  SERIES(R)(3)
American Funds Bond Fund....     0.38%     0.25%   0.01%          --         0.64%          --          0.64%
American Funds Global Small
  Capitalization Fund.......     0.72%     0.25%   0.04%          --         1.01%          --          1.01%
American Funds Growth Fund..     0.33%     0.25%   0.02%          --         0.60%          --          0.60%
American Funds Growth-Income
  Fund......................     0.28%     0.25%   0.01%          --         0.54%          --          0.54%
MET INVESTORS SERIES
  TRUST(3) BlackRock Large
  Cap Core Portfolio........     0.59%     0.25%   0.06%          --         0.90%          --          0.90%
Clarion Global Real Estate
  Portfolio.................     0.64%     0.25%   0.09%          --         0.98%          --          0.98%
Harris Oakmark International
  Portfolio.................     0.79%     0.15%   0.05%          --         0.99%          --          0.99%
Invesco Small Cap Growth
  Portfolio.................     0.86%     0.25%   0.04%          --         1.15%          --          1.15%
Janus Forty Portfolio.......     0.64%     0.25%   0.04%          --         0.93%          --          0.93%
Lazard Mid Cap Portfolio....     0.70%     0.25%   0.04%          --         0.99%          --          0.99%
Legg Mason ClearBridge
  Aggressive Growth
  Portfolio.................     0.64%     0.25%   0.03%          --         0.92%          --          0.92%
Legg Mason Value Equity
  Portfolio.................     0.64%       --    0.07%          --         0.71%          --          0.71%
Lord Abbett Bond Debenture
  Portfolio.................     0.51%     0.25%   0.04%          --         0.80%          --          0.80%
Met/Franklin Income
  Portfolio.................     0.79%     0.25%   0.14%          --         1.18%          --          1.18%
Met/Franklin Mutual Shares
  Portfolio.................     0.80%     0.25%   0.10%          --         1.15%          --          1.15%
Met/Templeton Growth
  Portfolio(4)..............     0.69%     0.25%   0.18%          --         1.12%        0.07%         1.05%
MFS(R) Research
  International Portfolio...     0.71%     0.25%   0.10%          --         1.06%          --          1.06%
Morgan Stanley Mid Cap
  Growth Portfolio..........     0.70%     0.25%   0.20%          --         1.15%          --          1.15%
Oppenheimer Capital
  Appreciation Portfolio....     0.60%     0.25%   0.07%          --         0.92%          --          0.92%
PIMCO Inflation Protected
  Bond Portfolio............     0.48%     0.25%   0.05%          --         0.78%          --          0.78%
PIMCO Total Return
  Portfolio.................     0.48%     0.25%   0.04%          --         0.77%          --          0.77%
RCM Technology Portfolio....     0.88%     0.25%   0.08%          --         1.21%          --          1.21%
T. Rowe Price Mid Cap Growth
  Portfolio.................     0.75%     0.25%   0.04%          --         1.04%          --          1.04%

                                                                                      CONTRACTUAL
                                                                            TOTAL      FEE WAIVER    NET TOTAL
                                                              ACQUIRED      ANNUAL       AND/OR        ANNUAL
                              MANAGEMENT  12B-1    OTHER     FUND FEES    OPERATING     EXPENSE      OPERATING
                                  FEE      FEES  EXPENSES  AND EXPENSES*   EXPENSES  REIMBURSEMENT  EXPENSES(2)
                              ----------  -----  --------  -------------  ---------  -------------  -----------
MET INVESTORS SERIES
  TRUST -- ASSET ALLOCATION
  PORTFOLIOS(3)
American Funds Balanced
  Allocation Portfolio(5)...     0.08%     0.55%   0.02%        0.39%        1.04%          --          1.04%
American Funds Moderate
  Allocation Portfolio(6)...     0.09%     0.55%   0.03%        0.39%        1.06%        0.02%         1.04%
American Funds Growth
  Allocation Portfolio(5)...     0.08%     0.55%   0.02%        0.38%        1.03%          --          1.03%
Met/Franklin Templeton
  Founding Strategy
  Portfolio(7)..............     0.05%     0.25%   0.03%        0.84%        1.17%        0.03%         1.14%
MET INVESTORS SERIES
  TRUST -- ETF PORTFOLIOS(3)

SSgA Growth ETF
  Portfolio(8)..............     0.33%     0.25%   0.10%        0.22%        0.90%        0.03%         0.87%
SSgA Growth and Income ETF
  Portfolio(9)..............     0.33%     0.25%   0.07%        0.21%        0.86%        0.03%         0.83%
METROPOLITAN FUND(3)
Artio International Stock
  Portfolio(10).............     0.83%       --    0.13%        0.03%        0.99%        0.03%         0.96%
Barclays Capital Aggregate
  Bond Index Portfolio(11)..     0.25%     0.25%   0.05%          --         0.55%        0.01%         0.54%
BlackRock Aggressive Growth
  Portfolio.................     0.73%     0.25%   0.06%          --         1.04%          --          1.04%
BlackRock Bond Income
  Portfolio(12).............     0.38%       --    0.05%          --         0.43%        0.03%         0.40%
BlackRock Diversified
  Portfolio.................     0.46%     0.25%   0.06%          --         0.77%          --          0.77%
BlackRock Large Cap Value
  Portfolio.................     0.64%     0.15%   0.03%          --         0.82%          --          0.82%
BlackRock Legacy Large Cap
  Growth Portfolio(13)......     0.73%       --    0.10%          --         0.83%        0.01%         0.82%
BlackRock Money Market
  Portfolio(14).............     0.32%       --    0.02%          --         0.34%        0.01%         0.33%
Davis Venture Value
  Portfolio(15).............     0.71%       --    0.03%          --         0.74%        0.05%         0.69%
FI Value Leaders Portfolio..     0.67%       --    0.10%          --         0.77%          --          0.77%
Jennison Growth
  Portfolio(16).............     0.62%       --    0.04%          --         0.66%        0.04%         0.62%
Loomis Sayles Small Cap Core
  Portfolio(17).............     0.90%       --    0.09%          --         0.99%        0.05%         0.94%
Loomis Sayles Small Cap
  Growth Portfolio(18)......     0.90%     0.25%   0.45%          --         1.60%        0.05%         1.55%
Met/Artisan Mid Cap Value
  Portfolio(19).............     0.82%       --    0.05%          --         0.87%          --          0.87%
MetLife Mid Cap Stock Index
  Portfolio(11).............     0.25%     0.25%   0.10%        0.01%        0.61%        0.01%         0.60%
MetLife Stock Index
  Portfolio(11).............     0.25%     0.25%   0.03%          --         0.53%        0.01%         0.52%
MFS(R) Total Return
  Portfolio.................     0.54%     0.15%   0.06%          --         0.75%          --          0.75%
MFS(R) Value Portfolio(20)..     0.71%     0.15%   0.03%          --         0.89%        0.08%         0.81%
Morgan Stanley EAFE(R) Index
  Portfolio(21).............     0.30%     0.25%   0.14%        0.01%        0.70%        0.01%         0.69%
Neuberger Berman Genesis
  Portfolio(22).............     0.85%       --    0.09%          --         0.94%        0.03%         0.91%

                                                                                      CONTRACTUAL
                                                                            TOTAL      FEE WAIVER    NET TOTAL
                                                              ACQUIRED      ANNUAL       AND/OR        ANNUAL
                              MANAGEMENT  12B-1    OTHER     FUND FEES    OPERATING     EXPENSE      OPERATING
                                  FEE      FEES  EXPENSES  AND EXPENSES*   EXPENSES  REIMBURSEMENT  EXPENSES(2)
                              ----------  -----  --------  -------------  ---------  -------------  -----------
Neuberger Berman Mid Cap
  Value Portfolio...........     0.65%     0.25%   0.07%          --         0.97%          --          0.97%
Oppenheimer Global Equity
  Portfolio.................     0.53%     0.25%   0.11%          --         0.89%          --          0.89%
Russell 2000(R)Index
  Portfolio(11).............     0.25%     0.25%   0.10%          --         0.60%        0.01%         0.59%
T. Rowe Price Large Cap
  Growth Portfolio..........     0.60%     0.25%   0.07%          --         0.92%          --          0.92%
T. Rowe Price Small Cap
  Growth Portfolio..........     0.51%     0.25%   0.11%          --         0.87%          --          0.87%
Western Asset Management
  Strategic Bond
  Opportunities
  Portfolio(23).............     0.62%       --    0.07%          --         0.69%        0.04%         0.65%
Western Asset Management
  U.S. Government
  Portfolio(24).............     0.48%       --    0.04%          --         0.52%        0.01%         0.51%
METROPOLITAN FUND -- ASSET
  ALLOCATION PORTFOLIOS(3)
MetLife Conservative
  Allocation Portfolio(25)..     0.10%     0.25%   0.02%        0.58%        0.95%        0.02%         0.93%
MetLife Conservative to
  Moderate Allocation
  Portfolio(26).............     0.09%     0.25%   0.01%        0.63%        0.98%          --          0.98%
MetLife Moderate Allocation
  Portfolio(26).............     0.07%     0.25%     --         0.67%        0.99%          --          0.99%
MetLife Moderate to
  Aggressive Allocation
  Portfolio(26).............     0.07%     0.25%     --         0.71%        1.03%          --          1.03%
MetLife Aggressive
  Allocation Portfolio(25)..     0.10%     0.25%   0.04%        0.74%        1.13%        0.04%         1.09%





NOTES:


-------


* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.



(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009. Certain Eligible Funds may charge a redemption fee in the future. Current or future expenses may be greater or less than those shown.



(2) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.



(3) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund and the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.





(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding 12b-1 fees) to 0.80%.



(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.

(6) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.



(7) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.05%.



(8) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.40%.



(9) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.37%.



(10) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.



(11) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.



(12) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.



(13) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.



(14) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.



(15) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.



(16) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.

(17) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% for amounts over $500 million.



(18) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% for amounts over $100 million.



(19) Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.



(20) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.



(21) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.293%.



(22) MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets.



(23) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets.



(24) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.



(25) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.35% of the average daily net assets of the Class B shares.



(26) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
(a).............................................   $947     $1,406    $1,875    $3,310
(b).............................................   $830     $1,047    $1,248    $2,055

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
(a).............................................   $304      $929     $1,578    $3,310
(b).............................................   $178      $551     $  948    $2,055



     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

--------
NOTES:


(1) The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.083% has been used. (See Note (1) to the Variable Account Accrual Expenses table.)


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)

--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see "ACCUMULATION UNIT VALUES").

                                   THE COMPANY


     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states and the District of Columbia. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is 1095 Avenue of the Americas, New York, New York 10036. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to The Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.




                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.




     We are obligated to pay all money we owe under the Contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


                       INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO

     The American Funds Balanced Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


     AMERICAN FUNDS BOND FUND



     The American Funds Bond Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek long-term growth of capital.


     AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

     The American Funds Growth Allocation Portfolio's investment objective is to seek growth of capital.


     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek growth of capital.



     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek long-term growth of capital and income.


     AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO

     The American Funds Moderate Allocation Portfolio's investment objective is to seek a high total return in the form of income and growth of capital, with a greater emphasis on income.

     ARTIO INTERNATIONAL STOCK PORTFOLIO

     The Artio International Stock Portfolio's investment objective is to seek long-term growth of capital.

     BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO

     The Barclays Capital Aggregate Bond Index Portfolio's investment objective is to seek to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.

     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO

     The BlackRock Aggressive Growth Portfolio's investment objective is to seek maximum capital appreciation.

     BLACKROCK BOND INCOME PORTFOLIO

     The BlackRock Bond Income Portfolio's investment objective is to seek a competitive total return primarily from investing in fixed-income securities.

     BLACKROCK DIVERSIFIED PORTFOLIO

     The BlackRock Diversified Portfolio's investment objective is to seek high total return while attempting to limit investment risk and preserve capital.

     BLACKROCK LARGE CAP CORE PORTFOLIO

     The BlackRock Large Cap Core Portfolio's investment objective is to seek long-term capital growth.

     BLACKROCK LARGE CAP VALUE PORTFOLIO

     The BlackRock Large Cap Value Portfolio's investment objective is to seek long-term growth of capital.

     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO

     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

     BLACKROCK MONEY MARKET PORTFOLIO

     The BlackRock Money Market Portfolio's investment objective is to seek a high level of current income consistent with preservation of capital.



     CLARION GLOBAL REAL ESTATE PORTFOLIO

     The Clarion Global Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.

     DAVIS VENTURE VALUE PORTFOLIO

     The Davis Venture Value Portfolio's investment objective is to seek growth of capital.




     FI VALUE LEADERS PORTFOLIO



     The FI Value Leaders Portfolio's investment objective is to seek long-term growth of capital.


     HARRIS OAKMARK INTERNATIONAL PORTFOLIO

     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.


     INVESCO SMALL CAP GROWTH PORTFOLIO



     The Invesco Small Cap Growth Portfolio's investment objective is to seek long-term growth of capital.


     JANUS FORTY PORTFOLIO

     The Janus Forty Portfolio's investment objective is to seek capital appreciation.

     JENNISON GROWTH PORTFOLIO

     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.

     LAZARD MID CAP PORTFOLIO

     The Lazard Mid Cap Portfolio's investment objective is to seek long-term growth of capital.


     LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO



     The Legg Mason ClearBridge Aggressive Growth Portfolio's investment objective is to seek capital appreciation.


     LEGG MASON VALUE EQUITY PORTFOLIO

     The Legg Mason Value Equity Portfolio's investment objective is to seek long-term growth of capital.

     LOOMIS SAYLES SMALL CAP CORE PORTFOLIO

     The Loomis Sayles Small Cap Core Portfolio's investment objective is to seek long-term capital growth from investments in common stocks or other equity securities.

     LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO

     The Loomis Sayles Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

     LORD ABBETT BOND DEBENTURE PORTFOLIO

     The Lord Abbett Bond Debenture Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

     MET/ARTISAN MID CAP VALUE PORTFOLIO

     The Met/Artisan Mid Cap Value Portfolio's investment objective is to seek long-term capital growth.

     MET/FRANKLIN INCOME PORTFOLIO

     The Met/Franklin Income Portfolio's investment objective is to seek to maximize income while maintaining prospects for capital appreciation.

     MET/FRANKLIN MUTUAL SHARES PORTFOLIO

     The Met/Franklin Mutual Shares Portfolio's investment objective is to seek capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.

     MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


     The Met/Franklin Templeton Founding Strategy Portfolio's investment objective is to seek capital appreciation and secondarily to seek income.


     MET/TEMPLETON GROWTH PORTFOLIO

     The Met/Templeton Growth Portfolio's investment objective is to seek long-term capital growth.

     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO

     The MetLife Aggressive Allocation Portfolio's investment objective is to seek growth of capital.

     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

     The MetLife Conservative Allocation Portfolio's investment objective is to seek high level of current income, with growth of capital as a secondary objective.

     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

     The MetLife Conservative to Moderate Allocation Portfolio's investment objective is to seek high total return in the form of income and growth of capital, with a greater emphasis on income.

     METLIFE MID CAP STOCK INDEX PORTFOLIO


     The MetLife Mid Cap Stock Index Portfolio's investment objective is to seek to equal the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index.


     METLIFE MODERATE ALLOCATION PORTFOLIO

     The MetLife Moderate Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

     The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is to seek growth of capital.

     METLIFE STOCK INDEX PORTFOLIO

     The MetLife Stock Index Portfolio's investment objective is to seek to equal the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

     MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

     The MFS(R) Research International Portfolio's investment objective is to seek capital appreciation.

     MFS(R) TOTAL RETURN PORTFOLIO

     The MFS(R) Total Return Portfolio's investment objective is to seek a favorable total return through investment in a diversified portfolio.

     MFS(R) VALUE PORTFOLIO

     The MFS(R) Value Portfolio's investment objective is to seek capital appreciation.

     MORGAN STANLEY EAFE(R) INDEX PORTFOLIO

     The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to seek to equal the performance of the MSCI EAFE(R) Index.


     MORGAN STANLEY MID CAP GROWTH PORTFOLIO



     The Morgan Stanley Mid Cap Growth Portfolio's investment objective is to seek capital appreciation.



     NEUBERGER BERMAN GENESIS PORTFOLIO



     The Neuberger Berman Genesis Portfolio's investment objective is to seek high total return, consisting principally of capital appreciation.


     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO

     The Neuberger Berman Mid Cap Value Portfolio's investment objective is to seek capital growth.

     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

     The Oppenheimer Capital Appreciation Portfolio's investment objective is to seek capital appreciation.

     OPPENHEIMER GLOBAL EQUITY PORTFOLIO

     The Oppenheimer Global Equity Portfolio's investment objective is to seek capital appreciation.

     PIMCO INFLATION PROTECTED BOND PORTFOLIO


     The PIMCO Inflation Protected Bond Portfolio's investment objective is to seek maximum real return, consistent with preservation of capital and prudent investment management.


     PIMCO TOTAL RETURN PORTFOLIO

     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

     RCM TECHNOLOGY PORTFOLIO

     The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

     RUSSELL 2000(R) INDEX PORTFOLIO


     The Russell 2000(R) Index Portfolio's investment objective is to seek to equal the performance of the Russell 2000(R) Index.


     SSGA GROWTH AND INCOME ETF PORTFOLIO

     The SSgA Growth and Income ETF Portfolio's investment objective is to seek growth of capital and income.

     SSGA GROWTH ETF PORTFOLIO

     The SSgA Growth ETF Portfolio's investment objective is to seek growth of capital.

     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

     The T. Rowe Price Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital and, secondarily, dividend income.

     T. ROWE PRICE MID CAP GROWTH PORTFOLIO

     The T. Rowe Price Mid Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

     The T. Rowe Price Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital.

     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

     The Western Asset Management U.S. Government Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital and maintenance of liquidity.

INVESTMENT ADVICE

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                 ADVISER (SUBADVISER)
---------                                 --------------------
Artio International Stock Portfolio.....  Artio Global Management, LLC
Barclays Capital Aggregate Bond Index     MetLife Investment Advisors
  Portfolio.............................  Company, LLC
BlackRock Aggressive Growth Portfolio...  BlackRock Advisors, LLC
BlackRock Bond Income Portfolio.........  BlackRock Advisors, LLC
BlackRock Diversified Portfolio.........  BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio.....  BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth         BlackRock Advisors, LLC
  Portfolio(4)..........................
BlackRock Money Market Portfolio........  BlackRock Advisors, LLC
Davis Venture Value Portfolio...........  Davis Selected Advisers, L.P.(1)
FI Value Leaders Portfolio..............  Pyramis Global Advisors, LLC
Jennison Growth Portfolio...............  Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio..  Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth            Loomis, Sayles & Company, L.P.
  Portfolio.............................
Met/Artisan Mid Cap Value Portfolio.....  Artisan Partners Limited
                                          Partnership
MetLife Aggressive Allocation             N/A(2)
  Portfolio.............................
MetLife Conservative Allocation           N/A(2)
  Portfolio.............................
MetLife Conservative to Moderate          N/A(2)
  Allocation Portfolio..................
MetLife Mid Cap Stock Index Portfolio...  MetLife Investment Advisors
                                          Company, LLC
MetLife Moderate Allocation Portfolio...  N/A(2)
MetLife Moderate to Aggressive            N/A(2)
  Allocation Portfolio..................
MetLife Stock Index Portfolio...........  MetLife Investment Advisors
                                          Company, LLC
MFS(R) Total Return Portfolio...........  Massachusetts Financial Services
                                          Company
MFS(R) Value Portfolio..................  Massachusetts Financial Services
                                          Company
Morgan Stanley EAFE(R) Index Portfolio..  MetLife Investment Advisors
                                          Company, LLC
Neuberger Berman Genesis Portfolio(3)...  Neuberger Berman Management LLC(4)
Neuberger Berman Mid Cap Value            Neuberger Berman Management LLC
  Portfolio.............................
Oppenheimer Global Equity Portfolio.....  OppenheimerFunds, Inc.
Russell 2000(R) Index Portfolio.........  MetLife Investment Advisors
                                          Company, LLC
T. Rowe Price Large Cap Growth            T. Rowe Price Associates, Inc.
  Portfolio.............................
T. Rowe Price Small Cap Growth            T. Rowe Price Associates, Inc.
  Portfolio.............................
Western Asset Management Strategic Bond   Western Asset Management Company
  Opportunities Portfolio...............
Western Asset Management U.S. Government  Western Asset Management Company
  Portfolio.............................




-------




(1) Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

(2) Metropolitan Fund Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio(collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios(Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.



(3) Effective May 1, 2010, BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.



(4) Effective May 1, 2010, Neuberger Berman Management LLC replaced BlackRock Advisors, LLC as subadviser.



     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus and its Statement of Additional Information.



     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Met Investors Series Trust. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



PORTFOLIO                              ADVISER (SUBADVISER)
---------                              --------------------
American Funds Balanced Allocation     N/A(1)
  Portfolio..........................
American Funds Growth Allocation       N/A(1)
  Portfolio..........................
American Funds Moderate Allocation     N/A(1)
  Portfolio..........................
BlackRock Large Cap Core Portfolio...  BlackRock Advisors, LLC
Clarion Global Real Estate             ING Clarion Real Estate Securities LLC
  Portfolio..........................
Harris Oakmark International           Harris Associates L.P.
  Portfolio..........................
Invesco Small Cap Growth               Invesco Advisers, Inc.(3)
  Portfolio(2).......................
Janus Forty Portfolio................  Janus Capital Management LLC
Lazard Mid Cap Portfolio.............  Lazard Asset Management LLC
Legg Mason ClearBridge Aggressive      ClearBridge Advisors, LLC
  Growth Portfolio(4)................
Legg Mason Value Equity Portfolio....  Legg Mason Capital Management, Inc.
Lord Abbett Bond Debenture             Lord, Abbett & Co. LLC
  Portfolio..........................
Met/Franklin Income Portfolio........  Franklin Advisers, Inc.
Met/Franklin Mutual Shares             Franklin Mutual Advisers, LLC
  Portfolio..........................
Met/Franklin Templeton Founding        N/A(1)
  Strategy Portfolio.................
Met/Templeton Growth Portfolio.......  Templeton Global Advisors Limited
MFS(R) Research International          Massachusetts Financial Services
  Portfolio..........................  Company
Morgan Stanley Mid Cap Growth          Morgan Stanley Investment Management
  Portfolio(5).......................  Inc.
Oppenheimer Capital Appreciation       OppenheimerFunds, Inc.
  Portfolio..........................
PIMCO Inflation Protected Bond         Pacific Investment Management Company
  Portfolio..........................  LLC
PIMCO Total Return Portfolio.........  Pacific Investment Management Company
                                       LLC
RCM Technology Portfolio.............  RCM Capital Management LLC
SSgA Growth and Income ETF             SSgA Funds Management, Inc.
  Portfolio..........................
SSgA Growth ETF Portfolio............  SSgA Funds Management, Inc.
T. Rowe Price Mid Cap Growth           T. Rowe Price Associates, Inc.
  Portfolio..........................




-------

(1) This portfolio is a "fund of funds" that invests in shares of a diversified group of other underlying portfolios of the Metropolitan Fund, Met Investors Series Trust, and/or the American Funds Insurance Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers. that are responsible for the management of the Portfolios. Each underlying portfolio has its own adviser and/or subadviser.




(2) Effective May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio.





(3) Effective December 31, 2009, Invesco Aim Capital Management, Inc. merged with and into Invesco Advisers, Inc.



(4) Effective May 1, 2010, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio.





(5) Effective after 4:00 p.m. Eastern Time on May 1, 2010, FI Mid Cap Opportunities Portfolio of the Metropolitan Fund merged with and into Morgan Stanley Mid Cap Growth Portfolio (the "Replacement Fund"). If you select the FI Mid Cap Opportunities Portfolio on your application and we receive your application after May 1, 2009, your purchase payments will automatically be allocated to the Replacement Fund. If you do not want your purchase payment to be allocated to the Replacement Fund, you should choose a fund other than the FI Mid Cap Opportunities Portfolio on your application.

     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus and its Statement of Additional Information.


     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                              SUBADVISER
---------                              ----------
American Funds Bond..................  N/A
American Funds Global Small            N/A
  Capitalization.....................
American Funds Growth................  N/A
American Funds Growth-Income.........  N/A



     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus and its Statement of Additional Information.



     You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company". Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE
TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class A shares of the Artio International Stock, BlackRock Bond Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, Davis Venture Value, Fidelity Value Leaders, Jennison Growth, Loomis Sayles Small Cap Core, Met/Artisan Mid Cap Value, Neuberger Berman Genesis, Western Asset Management U.S. Government and Western Asset Management Strategic Bond Opportunities Portfolios; Class B shares of the Barclays Capital Aggregate Bond Index, BlackRock Aggressive Growth, BlackRock Diversified, Loomis Sayles Small Cap Growth, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, MFS(R) Value and BlackRock Large Cap Value Portfolios;


     -- For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the Harris Oakmark International Portfolio which is Class E, the Legg Mason Value Equity Portfolio, which is Class A, and the American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio and American Funds Moderate Allocation Portfolio, which are Class C; and

     --  For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

                                  THE CONTRACTS

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

     -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

     -- For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

     -- We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

     -- If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     -- We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by Federal tax law. We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

TRANSFER PRIVILEGE


     Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following sub-accounts are currently not available: BlackRock Aggressive Growth, BlackRock Diversified, Clarion Global Real Estate, MetLife Aggressive Allocation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, Oppenheimer Capital Appreciation, Oppenheimer Global Equity, PIMCO Inflation Protected Bond, SSgA Growth and Income ETF, SSgA Growth ETF, T. Rowe Price Large Cap Growth, and
T. Rowe Price Small Cap Growth sub-accounts. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.

     --MARKET TIMING

     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, Artio International Stock Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Invesco Small Cap Growth Portfolio, Met/Templeton Growth Portfolio, MFS(R) Research International Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio,
T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving and Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain underlying Eligible Funds, we rely on the Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

        AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

DOLLAR COST AVERAGING




     These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.

SUSPENSION OF PAYMENTS


     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.


     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.



REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing," requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

     - By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

     -  Through your Registered Representative

     - In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

     -  By fax (515) 457-4301.

     - For transfer or reallocation of future purchase payments, by Internet at http://www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions about a form or request, you should contact us or your sales representative before submitting the form or request.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.



                     PAYMENT ON DEATH PRIOR TO ANNUITIZATION



     --SPECIAL OPTIONS FOR SPOUSES.


     Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.


                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE FOR DEATH PROCEEDS.

          Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or

----------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     - The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     - The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


     - The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.


     The Fixed Account is not available under variable payment options. Additionally, during the Annuity Phase, the following sub-accounts are currently not available: BlackRock Aggressive Growth, BlackRock Diversified, Clarion

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Global Real Estate, MetLife Aggressive Allocation, MetLife Conservative
Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, Oppenheimer Capital Appreciation, Oppenheimer Global Equity, PIMCO Inflation Protected Bond, SSgA Growth and Income ETF, SSgA Growth ETF, T. Rowe Price Large Cap Growth, and T. Rowe Price Small Cap Growth sub-accounts. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.


     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with Section 401(k) plans.

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     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                        FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate (15% in 2006) applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

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     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     - made on or after the taxpayer reaches age 59 1/2;

     - made on or after the death of an Owner;

     - attributable to the taxpayer's becoming disabled;

     - made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

     - under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in your prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

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     Individual Retirement Accounts (IRA's), as defined in Section 408 of the
Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (currently, $5,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.



     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties under new IRS regulations affecting 403(b) plans and arrangements.


     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.




     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.


     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Required Minimum Distributions. Qualified Contracts (including Contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.




     Suspension of Minimum Distribution Rules during 2009. You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                  VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                          DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.


     Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.

     With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc., Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                                THE FIXED ACCOUNT

     You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.

                                LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS


     Financial statements for the New England Variable Annuity Separate Account, New England Life Insurance Company and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 1095 Avenue of the Americas, New York, New York 10036, telephoning 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION

     Set forth below are accumulation unit values through December 31, 2008 for each Sub-Account of the New England Variable Annuity Separate Account.



                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
American Funds Balanced Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................     10.008520          7.014083                0
  01/01/2009 to 12/31/2009......................      7.014083          8.949403               24
American Funds Growth Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................      9.998521          6.362008                0
  01/01/2009 to 12/31/2009......................      6.362008          8.413264                6
American Funds Moderate Allocation Sub-Account
  (Class C)
  04/28/2008 to 12/31/2008......................     10.018520          7.688026               28
  01/01/2009 to 12/31/2009......................      7.688026          9.359536               28
Artio International Stock Sub-Account(10)
  (formerly Julius Baer International Stock Sub-
  Account previously FI International Stock Sub-
  Account and before that, Putnam International
  Stock Sub-Account)
  04/19/1995 to 12/31/1995......................      1.219265          1.264600            2,523
  01/01/1996 to 12/31/1996......................      1.264600          1.330771           10,944
  01/01/1997 to 12/31/1997......................      1.330771          1.295867           18,722
  01/01/1998 to 12/31/1998......................      1.295867          1.371486           24,795
  01/01/1999 to 12/31/1999......................      1.371486          1.686150           23,222
  01/01/2000 to 12/31/2000......................      1.686150          1.493953           24,922
  01/01/2001 to 12/31/2001......................      1.493953          1.170310           21,118
  01/01/2002 to 12/31/2002......................      1.170310          0.952605           16,851
  01/01/2003 to 12/31/2003......................      0.952605          1.203392           13,909
  01/01/2004 to 12/31/2004......................      1.203392          1.403215           11,323
  01/01/2005 to 12/31/2005......................      1.403215          1.633696            9,164
  01/01/2006 to 12/31/2006......................      1.633696          1.877631            7,482
  01/01/2007 to 12/31/2007......................      1.877631          2.043649            5,721
  01/01/2008 to 12/31/2008......................      2.043649          1.126487            4,153
  01/01/2009 to 12/31/2009......................      1.126487          1.357765            3,487

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Barclays Capital Aggregate Bond Index Sub-
  Account(11) (formerly Lehman Brothers(R)
  Aggregate Bond Index Sub-Account)
  01/22/2001 to 12/31/2001......................      1.077060          1.130647            1,823
  01/01/2002 to 12/31/2002......................      1.130647          1.226382            3,457
  01/01/2003 to 12/31/2003......................      1.226382          1.250846            2,633
  01/01/2004 to 12/31/2004......................      1.250846          1.281466            2,355
  01/01/2005 to 12/31/2005......................      1.281466          1.287755            2,032
  01/01/2006 to 12/31/2006......................      1.287755          1.318979            1,752
  01/01/2007 to 12/31/2007......................      1.318979          1.387871            1,241
  01/01/2008 to 12/31/2008......................      1.387871          1.446308              757
  01/01/2009 to 12/31/2009......................      1.446308          1.497970              720
BlackRock Aggressive Growth Sub-Account
  05/01/2004 to 12/31/2004......................     33.837186         37.527489                0
  01/01/2005 to 12/31/2005......................     37.527489         40.888321                0
  01/01/2006 to 12/31/2006......................     40.888321         42.950645                1
  01/01/2007 to 12/31/2007......................     42.950645         50.946160                1
  01/01/2008 to 12/31/2008......................     50.946160         27.221237                1
  01/01/2009 to 12/31/2009......................     27.221237         40.032187                1
BlackRock Bond Income Sub-Account
  04/19/1995 to 12/31/1995......................      2.700549          3.037039            1,299
  01/01/1996 to 12/31/1996......................      3.037039          3.134109            4,588
  01/01/1997 to 12/31/1997......................      3.134109          3.428788            7,595
  01/01/1998 to 12/31/1998......................      3.428788          3.688741           14,529
  01/01/1999 to 12/31/1999......................      3.688741          3.622325           14,185
  01/01/2000 to 12/31/2000......................      3.622325          3.865022           12,000
  01/01/2001 to 12/31/2001......................      3.865022          4.148726           11,591
  01/01/2002 to 12/31/2002......................      4.148726          4.439035           10,326
  01/01/2003 to 12/31/2003......................      4.439035          4.635857            7,849
  01/01/2004 to 12/31/2004......................      4.635857          4.776225            6,091
  01/01/2005 to 12/31/2005......................      4.776225          4.826075            4,782
  01/01/2006 to 12/31/2006......................      4.826075          4.971634            3,953
  01/01/2007 to 12/31/2007......................      4.971634          5.213355            3,052
  01/01/2008 to 12/31/2008......................      5.213355          4.966947            2,169
  01/01/2009 to 12/31/2009......................      4.966947          5.364304            1,716

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
BlackRock Diversified Sub-Account
  05/01/2004 to 12/31/2004......................     35.648033         38.474665                5
  01/01/2005 to 12/31/2005......................     38.474665         39.030259                2
  01/01/2006 to 12/31/2006......................     39.030259         42.453752                1
  01/01/2007 to 12/31/2007......................     42.453752         44.233819                1
  01/01/2008 to 12/31/2008......................     44.233819         32.744483                1
  01/01/2009 to 12/31/2009......................     32.744483         37.797645                1
BlackRock Large Cap Core Sub-Account (Class B)
  04/30/2007 to 12/31/2007......................      7.903839          7.974359               14
  01/01/2008 to 12/31/2008......................      7.974359          4.932059               13
  01/01/2009 to 12/31/2009......................      4.932059          5.800016               31
BlackRock Large Cap Core Sub-Account(9)
  (formerly BlackRock Large Cap Sub-Account, and
  before that, BlackRock Investment Trust Sub-
  Account)
  05/01/2001 to 12/31/2001......................      7.438047          6.526184               15
  01/01/2002 to 12/31/2002......................      6.526184          4.746347               15
  01/01/2003 to 12/31/2003......................      4.746347          6.083176               18
  01/01/2004 to 12/31/2004......................      6.083176          6.637413               20
  01/01/2005 to 12/31/2005......................      6.637413          6.765857               13
  01/01/2006 to 12/31/2006......................      6.765857          7.598828               16
  01/01/2007 to 04/27/2007......................      7.598828          7.970421                0
BlackRock Large Cap Value Sub-Account
  05/01/2002 to 12/31/2002......................      1.000000          0.792674              128
  01/01/2003 to 12/31/2003......................      0.792674          1.058977              362
  01/01/2004 to 12/31/2004......................      1.058977          1.183913              529
  01/01/2005 to 12/31/2005......................      1.183913          1.234553              506
  01/01/2006 to 12/31/2006......................      1.234553          1.451955              449
  01/01/2007 to 12/31/2007......................      1.451955          1.479249              254
  01/01/2008 to 12/31/2008......................      1.479249          0.948016              127
  01/01/2009 to 12/31/2009......................      0.948016          1.039840              104

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/1995 to 12/31/1995......................      1.091430          1.402375            3,908
  01/01/1996 to 12/31/1996......................      1.402375          1.565675           18,547
  01/01/1997 to 12/31/1997......................      1.565675          1.940577           32,284
  01/01/1998 to 12/31/1998......................      1.940577          2.829403           49,761
  01/01/1999 to 12/31/1999......................      2.829403          3.744249           56,626
  01/01/2000 to 12/31/2000......................      3.744249          3.188694           53,630
  01/01/2001 to 12/31/2001......................      3.188694          2.767486           43,123
  01/01/2002 to 12/31/2002......................      2.767486          1.824580           32,418
  01/01/2003 to 12/31/2003......................      1.824580          2.432889           26,070
  01/01/2004 to 12/31/2004......................      2.432889          2.611739           20,867
  01/01/2005 to 12/31/2005......................      2.611739          2.757292           16,284
  01/01/2006 to 12/31/2006......................      2.757292          2.832779           12,406
  01/01/2007 to 12/31/2007......................      2.832779          3.317618            9,342
  01/01/2008 to 12/31/2008......................      3.317618          2.078102            6,871
  01/01/2009 to 12/31/2009......................      2.078102          2.804512            5,743
BlackRock Legacy Large Cap Growth Sub-Account
  (Class A)(12) (formerly FI Large Cap Sub-
  Account)
  05/01/2006 to 12/31/2006......................     17.174056         17.379668                0
  01/01/2007 to 12/31/2007......................     17.379668         17.783641                0
  01/01/2008 to 12/31/2008......................     17.783641          9.658126                0
  01/01/2009 to 05/01/2009......................      9.658126         10.080816                0
BlackRock Money Market Sub-Account
  04/19/1995 to 12/31/1995......................      1.834830          1.889065            2,759
  01/01/1996 to 12/31/1996......................      1.889065          1.959126            9,258
  01/01/1997 to 12/31/1997......................      1.959126          2.036045            8,797
  01/01/1998 to 12/31/1998......................      2.036045          2.114493           14,711
  01/01/1999 to 12/31/1999......................      2.114493          2.189734           14,979
  01/01/2000 to 12/31/2000......................      2.189734          2.294889           10,956
  01/01/2001 to 12/31/2001......................      2.294889          2.353490           11,966
  01/01/2002 to 12/31/2002......................      2.353490          2.354852           12,322
  01/01/2003 to 12/31/2003......................      2.354852          2.342007            6,242
  01/01/2004 to 12/31/2004......................      2.342007          2.333289            4,416
  01/01/2005 to 12/31/2005......................      2.333289          2.368696            3,441
  01/01/2006 to 12/31/2006......................      2.368696          2.449470            3,565
  01/01/2007 to 12/31/2007......................      2.449470          2.539147            2,881
  01/01/2008 to 12/31/2008......................      2.539147          2.576484            3,471
  01/01/2009 to 12/31/2009......................      2.576484          2.552625            2,071

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
BlackRock Strategic Value Sub-Account
  01/22/2001 to 12/31/2001......................      1.234067          1.400918            4,563
  01/01/2002 to 12/31/2002......................      1.400918          1.087462            6,425
  01/01/2003 to 12/31/2003......................      1.087462          1.610821            6,085
  01/01/2004 to 12/31/2004......................      1.610821          1.832998            5,774
  01/01/2005 to 12/31/2005......................      1.832998          1.883604            4,282
  01/01/2006 to 12/31/2006......................      1.883604          2.169313            2,938
  01/01/2007 to 12/31/2007......................      2.169313          2.066181            2,053
  01/01/2008 to 12/31/2008......................      2.066181          1.255554            1,372
  01/01/2009 to 12/31/2009......................      1.255554          1.401636            1,011
Clarion Global Real Estate Sub-Account
  05/01/2004 to 12/31/2004......................      9.998890         12.837948              124
  01/01/2005 to 12/31/2005......................     12.837948         14.349118               76
  01/01/2006 to 12/31/2006......................     14.349118         19.477708              144
  01/01/2007 to 12/31/2007......................     19.477708         16.331587               81
  01/01/2008 to 12/31/2008......................     16.331587          9.397489               62
  01/01/2009 to 12/31/2009......................      9.397489         12.491898               58
Davis Venture Value Sub-Account
  04/19/1995 to 12/31/1995......................      1.071598          1.323183            3,798
  01/01/1996 to 12/31/1996......................      1.323183          1.642613           17,783
  01/01/1997 to 12/31/1997......................      1.642613          2.163463           39,083
  01/01/1998 to 12/31/1998......................      2.163463          2.442138           57,831
  01/01/1999 to 12/31/1999......................      2.442138          2.831476           58,967
  01/01/2000 to 12/31/2000......................      2.831476          3.058670           56,016
  01/01/2001 to 12/31/2001......................      3.058670          2.681119           48,321
  01/01/2002 to 12/31/2002......................      2.681119          2.212079           38,529
  01/01/2003 to 12/31/2003......................      2.212079          2.856131           32,039
  01/01/2004 to 12/31/2004......................      2.856131          3.166266           26,622
  01/01/2005 to 12/31/2005......................      3.166266          3.445613           21,160
  01/01/2006 to 12/31/2006......................      3.445613          3.895200           16,796
  01/01/2007 to 12/31/2007......................      3.895200          4.018597           12,595
  01/01/2008 to 12/31/2008......................      4.018597          2.404504            8,996
  01/01/2009 to 12/31/2009......................      2.404504          3.131078            7,105

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
FI Mid Cap Opportunities Sub-Account(3)
  (formerly Janus Mid Cap Sub-Account)
  01/22/2001 to 12/31/2001......................      2.599143          1.552375              593
  01/01/2002 to 12/31/2002......................      1.552375          1.084732              299
  01/01/2003 to 12/31/2003......................      1.084732          1.437015              337
  01/01/2004 to 12/31/2004......................      1.437015          1.656255              581
  01/01/2005 to 12/31/2005......................      1.656255          1.742990              401
  01/01/2006 to 12/31/2006......................      1.742990          1.918448              298
  01/01/2007 to 12/31/2007......................      1.918448          2.046087              250
  01/01/2008 to 12/31/2008......................      2.046087          0.899628              183
  01/01/2009 to 12/31/2009......................      0.899628          1.185187              181
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002 to 12/31/2002......................      1.000000          0.810636               16
  01/01/2003 to 12/31/2003......................      0.810636          1.136382              222
  01/01/2004 to 04/30/2004......................      1.136382          1.126280              288
FI Value Leaders Sub-Account
  04/19/1995 to 12/31/1995......................      1.193057          1.485762            2,885
  01/01/1996 to 12/31/1996......................      1.485762          1.730922            9,527
  01/01/1997 to 12/31/1997......................      1.730922          2.279329           18,638
  01/01/1998 to 12/31/1998......................      2.279329          2.798615           35,465
  01/01/1999 to 12/31/1999......................      2.798615          3.019311           40,407
  01/01/2000 to 12/31/2000......................      3.019311          2.825493           33,874
  01/01/2001 to 12/31/2001......................      2.825493          2.399187           27,130
  01/01/2002 to 12/31/2002......................      2.399187          1.906333           20,628
  01/01/2003 to 12/31/2003......................      1.906333          2.387056           16,145
  01/01/2004 to 12/31/2004......................      2.387056          2.678230           13,091
  01/01/2005 to 12/31/2005......................      2.678230          2.925027           10,163
  01/01/2006 to 12/31/2006......................      2.925027          3.230226            8,413
  01/01/2007 to 12/31/2007......................      3.230226          3.320480            6,236
  01/01/2008 to 12/31/2008......................      3.320480          1.999940            4,115
  01/01/2009 to 12/31/2009......................      1.999940          2.404152            3,374

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Harris Oakmark International Sub-Account
  05/01/2002 to 12/31/2002......................      1.059909          0.884317               17
  01/01/2003 to 12/31/2003......................      0.884317          1.179141              322
  01/01/2004 to 12/31/2004......................      1.179141          1.403956            1,417
  01/01/2005 to 12/31/2005......................      1.403956          1.582899            1,626
  01/01/2006 to 12/31/2006......................      1.582899          2.014401            1,779
  01/01/2007 to 12/31/2007......................      2.014401          1.967374            1,686
  01/01/2008 to 12/31/2008......................      1.967374          1.148507            1,110
  01/01/2009 to 12/31/2009......................      1.148507          1.759340              837
Janus Forty Sub-Account
  04/30/2007 to 12/31/2007......................    147.677871        181.223032                1
  01/01/2008 to 12/31/2008......................    181.223032        103.701265                2
  01/01/2009 to 12/31/2009......................    103.701265        146.155544                2
Jennison Growth Sub-Account(6) (formerly
  Met/Putnam Voyager Sub-Account)
  05/01/2000 to 12/31/2000......................      1.000000          0.723482            1,745
  01/01/2001 to 12/31/2001......................      0.723482          0.493718            2,323
  01/01/2002 to 12/31/2002......................      0.493718          0.346263            1,943
  01/01/2003 to 12/31/2003......................      0.346263          0.430125            1,673
  01/01/2004 to 12/31/2004......................      0.430125          0.445480            1,294
  01/01/2005 to 04/30/2005......................      0.445480          0.410028            1,066
Jennison Growth Sub-Account
  05/01/2005 to 12/31/2005......................      0.411193          0.495120              820
  01/01/2006 to 12/31/2006......................      0.495120          0.501963              828
  01/01/2007 to 12/31/2007......................      0.501963          0.553005              736
  01/01/2008 to 12/31/2008......................      0.553005          0.346832              519
  01/01/2009 to 12/31/2009......................      0.346832          0.479017              384
Lazard Mid Cap Sub-Account
  05/01/2002 to 12/31/2002......................      1.140016          0.967182              166
  01/01/2003 to 12/31/2003......................      0.967182          1.203979              321
  01/01/2004 to 12/31/2004......................      1.203979          1.358861              400
  01/01/2005 to 12/31/2005......................      1.358861          1.448732              294
  01/01/2006 to 12/31/2006......................      1.448732          1.639116              241
  01/01/2007 to 12/31/2007......................      1.639116          1.573190              222
  01/01/2008 to 12/31/2008......................      1.573190          0.957591               95
  01/01/2009 to 12/31/2009......................      0.957591          1.292055               73

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Legg Mason Partners Aggressive Growth Sub-
  Account(8) (formerly Legg Mason Aggressive
  Growth Sub-Account which was formerly Janus
  Aggressive Growth Sub-Account, and before
  that, Janus Growth Sub-Account)
  05/01/2001 to 12/31/2001......................      1.000000          0.774950              467
  01/01/2002 to 12/31/2002......................      0.774950          0.528917              448
  01/01/2003 to 12/31/2003......................      0.528917          0.677855              480
  01/01/2004 to 12/31/2004......................      0.677855          0.725187              298
  01/01/2005 to 12/31/2005......................      0.725187          0.812625              408
  01/01/2006 to 12/31/2006......................      0.812625          0.787821              336
  01/01/2007 to 12/31/2007......................      0.787821          0.794818              311
  01/01/2008 to 12/31/2008......................      0.794818          0.477910              155
  01/01/2009 to 12/31/2009......................      0.477910          0.626916               75
Legg Mason Value Equity Sub-Account(2) (formerly
  MFS(R) Investors Trust Sub-Account and, before
  that, MFS(R) Research Managers Sub-Account)
  07/01/1999 to 12/31/1999......................      1.058573          1.187199            1,847
  01/01/2000 to 12/31/2000......................      1.187199          1.128742            8,233
  01/01/2001 to 12/31/2001......................      1.128742          0.880195            5,193
  01/01/2002 to 12/31/2002......................      0.880195          0.658956            3,627
  01/01/2003 to 12/31/2003......................      0.658956          0.806814            3,018
  01/01/2004 to 04/30/2004......................      0.806814          0.822299            2,883
Legg Mason Value Equity Sub-Account(7) (formerly
  MFS(R) Investors Trust Sub-Account)
  07/01/1999 to 12/31/1999......................      1.025647          1.019236            2,303
  01/01/2000 to 12/31/2000......................      1.019236          1.004142            3,719
  01/01/2001 to 12/31/2001......................      1.004142          0.832779            3,188
  01/01/2002 to 12/31/2002......................      0.832779          0.655545            2,445
  01/01/2003 to 12/31/2003......................      0.655545          0.788060            1,763
  01/01/2004 to 12/31/2004......................      0.788060          0.865864            3,733
  01/01/2005 to 12/31/2005......................      0.865864          0.916386            3,102
  01/01/2006 to 04/30/2006......................      0.916386          0.959644                0
Legg Mason Value Equity Sub-Account
  05/01/2006 to 12/31/2006......................      0.954761          1.025283            2,145
  01/01/2007 to 12/31/2007......................      1.025283          0.953585            1,514
  01/01/2008 to 12/31/2008......................      0.953585          0.428705            1,048
  01/01/2009 to 12/31/2009......................      0.428705          0.582779              903

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Loomis Sayles Small Cap Core Sub-Account(13)
  (formerly Loomis Sayles Small Cap Sub-Account)
  04/19/1995 to 12/31/1995......................      1.010468          1.219226            2,427
  01/01/1996 to 12/31/1996......................      1.219226          1.571807            9,083
  01/01/1997 to 12/31/1997......................      1.571807          1.936137           26,450
  01/01/1998 to 12/31/1998......................      1.936137          1.877786           35,171
  01/01/1999 to 12/31/1999......................      1.877786          2.440858           30,705
  01/01/2000 to 12/31/2000......................      2.440858          2.534666           12,155
  01/01/2001 to 12/31/2001......................      2.534666          2.279741           26,119
  01/01/2002 to 12/31/2002......................      2.279741          1.764311           19,731
  01/01/2003 to 12/31/2003......................      1.764311          2.375446           16,319
  01/01/2004 to 12/31/2004......................      2.375446          2.727533           13,564
  01/01/2005 to 12/31/2005......................      2.727533          2.877461           10,924
  01/01/2006 to 12/31/2006......................      2.877461          3.312505            8,574
  01/01/2007 to 12/31/2007......................      3.312505          3.656787            6,598
  01/01/2008 to 12/31/2008......................      3.656787          2.312600            4,838
  01/01/2009 to 12/31/2009......................      2.312600          2.971739            3,935
Loomis Sayles Small Cap Growth Sub-Account(14)
  (formerly Franklin Templeton Small Cap Growth
  Sub-Account)
  05/01/2001 to 12/31/2001......................      1.000000          0.880003              645
  01/01/2002 to 12/31/2002......................      0.880003          0.624736              823
  01/01/2003 to 12/31/2003......................      0.624736          0.891284            1,340
  01/01/2004 to 12/31/2004......................      0.891284          0.977320            1,278
  01/01/2005 to 12/31/2005......................      0.977320          1.006592              806
  01/01/2006 to 12/31/2006......................      1.006592          1.089662              620
  01/01/2007 to 12/31/2007......................      1.089662          1.121357              371
  01/01/2008 to 12/31/2008......................      1.121357          0.649277              282
  01/01/2009 to 12/31/2009......................      0.649277          0.830666              237
Lord Abbett Bond Debenture Sub-Account
  05/01/2001 to 12/31/2001......................      1.389438          1.374719              103
  01/01/2002 to 12/31/2002......................      1.374719          1.348509              616
  01/01/2003 to 12/31/2003......................      1.348509          1.585323            1,265
  01/01/2004 to 12/31/2004......................      1.585323          1.691738            1,162
  01/01/2005 to 12/31/2005......................      1.691738          1.694040              986
  01/01/2006 to 12/31/2006......................      1.694040          1.824279              876
  01/01/2007 to 12/31/2007......................      1.824279          1.917566              661
  01/01/2008 to 12/31/2008......................      1.917566          1.539848              489
  01/01/2009 to 12/31/2009......................      1.539848          2.077856              406

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Met/Artisan Mid Cap Value Sub-Account(15)
  (formerly Harris Oakmark Focused Value Sub-
  Account)
  04/19/1995 to 12/31/1995......................      1.201698          1.438865            2,010
  01/01/1996 to 12/31/1996......................      1.438865          1.669358            9,083
  01/01/1997 to 12/31/1997......................      1.669358          1.932280           15,872
  01/01/1998 to 12/31/1998......................      1.932280          1.802285           17,610
  01/01/1999 to 12/31/1999......................      1.802285          1.784358           19,212
  01/01/2000 to 12/31/2000......................      1.784358          2.120229           16,342
  01/01/2001 to 12/31/2001......................      2.120229          2.672703           14,395
  01/01/2002 to 12/31/2002......................      2.672703          2.403843           17,343
  01/01/2003 to 12/31/2003......................      2.403843          3.146117           13,696
  01/01/2004 to 12/31/2004......................      3.146117          3.412124           11,273
  01/01/2005 to 12/31/2005......................      3.412124          3.702507            8,748
  01/01/2006 to 12/31/2006......................      3.702507          4.107923            6,778
  01/01/2007 to 12/31/2007......................      4.107923          3.775411            5,047
  01/01/2008 to 12/31/2008......................      3.775411          2.011046            3,461
  01/01/2009 to 12/31/2009......................      2.011046          2.808727            2,728
MFS(R) Research International Sub-Account
  05/01/2001 to 12/31/2001......................      0.972280          0.848201              201
  01/01/2002 to 12/31/2002......................      0.848201          0.738048              313
  01/01/2003 to 12/31/2003......................      0.738048          0.961525              518
  01/01/2004 to 12/31/2004......................      0.961525          1.134143              840
  01/01/2005 to 12/31/2005......................      1.134143          1.302739              992
  01/01/2006 to 12/31/2006......................      1.302739          1.626745              978
  01/01/2007 to 12/31/2007......................      1.626745          1.818114              695
  01/01/2008 to 12/31/2008......................      1.818114          1.033771              546
  01/01/2009 to 12/31/2009......................      1.033771          1.341854              344
MFS(R) Total Return Sub-Account(1) (formerly
  Balance Sub-Account)
  04/19/1995 to 12/31/1995......................      1.073645          1.227281            3,848
  01/01/1996 to 12/31/1996......................      1.227281          1.415482           17,356
  01/01/1997 to 12/31/1997......................      1.415482          1.622453           33,627
  01/01/1998 to 12/31/1998......................      1.622453          1.746518           49,657
  01/01/1999 to 12/31/1999......................      1.746518          1.635868           44,498
  01/01/2000 to 12/31/2000......................      1.635868          1.583103           34,052
  01/01/2001 to 12/31/2001......................      1.583103          1.492281           29,176
  01/01/2002 to 12/31/2002......................      1.492281          1.272895           22,180
  01/01/2003 to 12/31/2003......................      1.272895          1.503906           18,686
  01/01/2004 to 04/30/2004......................      1.503906          1.491745           17,780

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
MFS(R) Total Return Sub-Account (Class E)
  05/01/2004 to 12/31/2004......................     38.119840         41.490362              830
  01/01/2005 to 12/31/2005......................     41.490362         42.144039              467
  01/01/2006 to 12/31/2006......................     42.144039         46.585191              379
  01/01/2007 to 12/31/2007......................     46.585191         47.897748              306
  01/01/2008 to 12/31/2008......................     47.897748         36.731880              215
  01/01/2009 to 12/31/2009......................     36.731880         42.914039              177
MFS(R) Value Sub-Account (Class E)
  05/01/2002 to 12/31/2002......................      1.186098          0.973174              834
  01/01/2003 to 12/31/2003......................      0.973174          1.203425            1,137
  01/01/2004 to 12/31/2004......................      1.203425          1.321295            1,194
  01/01/2005 to 12/31/2005......................      1.321295          1.283517            1,083
  01/01/2006 to 12/31/2006......................      1.283517          1.493445              540
  01/01/2007 to 12/31/2007......................      1.493445          1.415429              365
  01/01/2008 to 12/31/2008......................      1.415429          0.927051              181
  01/01/2009 to 12/31/2009......................      0.927051          1.103678              209
Met/AIM Small Cap Growth Sub-Account
  05/01/2002 to 12/31/2002......................      1.122499          0.847816              248
  01/01/2003 to 12/31/2003......................      0.847816          1.161543              395
  01/01/2004 to 12/31/2004......................      1.161543          1.219639              334
  01/01/2005 to 12/31/2005......................      1.219639          1.302794              161
  01/01/2006 to 12/31/2006......................      1.302794          1.467670              140
  01/01/2007 to 12/31/2007......................      1.467670          1.608185              127
  01/01/2008 to 12/31/2008......................      1.608185          0.972100               38
  01/01/2009 to 12/31/2009......................      0.972100          1.283419               29
Met/Franklin Income Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998521          7.989129                0
  01/01/2009 to 12/31/2009......................      7.989129         10.075432                2
Met/Franklin Mutual Shares Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998521          6.602417                0
  01/01/2009 to 12/31/2009......................      6.602417          8.134815                0
Met/Franklin Templeton Founding Strategy Sub-
  Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998521          7.036062                0
  01/01/2009 to 12/31/2009......................      7.036062          8.923673                2
Met/Templeton Growth Sub-Account (Class C)
  04/28/2008 to 12/31/2008......................      9.998521          6.571545                1
  01/01/2009 to 12/31/2009......................      6.571545          8.598370                4

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
MetLife Mid Cap Stock Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.036337          1.030603              688
  01/01/2002 to 12/31/2002......................      1.030603          0.863156              764
  01/01/2003 to 12/31/2003......................      0.863156          1.145805              925
  01/01/2004 to 12/31/2004......................      1.145805          1.308103            1,018
  01/01/2005 to 12/31/2005......................      1.308103          1.445754            1,012
  01/01/2006 to 12/31/2006......................      1.445754          1.566577              598
  01/01/2007 to 12/31/2007......................      1.566577          1.661625              502
  01/01/2008 to 12/31/2008......................      1.661625          1.042930              366
  01/01/2009 to 12/31/2009......................      1.042930          1.407348              258
MetLife Stock Index Sub-Account
  01/22/2001 to 12/31/2001......................      4.149787          3.528064              491
  01/01/2002 to 12/31/2002......................      3.528064          2.696977              795
  01/01/2003 to 12/31/2003......................      2.696977          3.402464              845
  01/01/2004 to 12/31/2004......................      3.402464          3.701757              723
  01/01/2005 to 12/31/2005......................      3.701757          3.812071              643
  01/01/2006 to 12/31/2006......................      3.812071          4.332252              466
  01/01/2007 to 12/31/2007......................      4.332252          4.486461              355
  01/01/2008 to 12/31/2008......................      4.486461          2.776952              212
  01/01/2009 to 12/31/2009......................      2.776952          3.449865              180
Morgan Stanley EAFE(R) Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.102261          0.852904              430
  01/01/2002 to 12/31/2002......................      0.852904          0.700428              790
  01/01/2003 to 12/31/2003......................      0.700428          0.948112              931
  01/01/2004 to 12/31/2004......................      0.948112          1.115629            1,104
  01/01/2005 to 12/31/2005......................      1.115629          1.243057              930
  01/01/2006 to 12/31/2006......................      1.243057          1.538514            1,346
  01/01/2007 to 12/31/2007......................      1.538514          1.677449              871
  01/01/2008 to 12/31/2008......................      1.677449          0.956529              297
  01/01/2009 to 12/31/2009......................      0.956529          1.210659              238

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Neuberger Berman Mid Cap Value Sub-Account
  05/01/2001 to 12/31/2001......................      1.542542          1.503118               80
  01/01/2002 to 12/31/2002......................      1.503118          1.335950              677
  01/01/2003 to 12/31/2003......................      1.335950          1.794695              823
  01/01/2004 to 12/31/2004......................      1.794695          2.171797            1,209
  01/01/2005 to 12/31/2005......................      2.171797          2.398337            1,532
  01/01/2006 to 12/31/2006......................      2.398337          2.631226            1,221
  01/01/2007 to 12/31/2007......................      2.631226          2.678582              865
  01/01/2008 to 12/31/2008......................      2.678582          1.387940              706
  01/01/2009 to 12/31/2009......................      1.387940          2.023069              584
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005 to 12/31/2005......................      7.964216          8.650849                1
  01/01/2006 to 12/31/2006......................      8.650849          9.185190               13
  01/01/2007 to 12/31/2007......................      9.185190         10.356153               16
  01/01/2008 to 12/31/2008......................     10.356153          5.523222               13
  01/01/2009 to 12/31/2009......................      5.523222          7.830580               21
Oppenheimer Global Equity Sub-Account
  05/01/2004 to 12/31/2004......................     12.798623         14.768490                1
  01/01/2005 to 12/31/2005......................     14.768490         16.899352                7
  01/01/2006 to 12/31/2006......................     16.899352         19.399664               17
  01/01/2007 to 12/31/2007......................     19.399664         20.336532               24
  01/01/2008 to 12/31/2008......................     20.336532         11.925807               16
  01/01/2009 to 12/31/2009......................     11.925807         16.448883               16
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006 to 12/31/2006......................     11.011996         11.123317                1
  01/01/2007 to 12/31/2007......................     11.123317         12.158272                1
  01/01/2008 to 12/31/2008......................     12.158272         11.168440               48
  01/01/2009 to 12/31/2009......................     11.168440         13.007420               49
PIMCO Total Return Sub-Account
  05/01/2001 to 12/31/2001......................      1.001108          1.054196            1,690
  01/01/2002 to 12/31/2002......................      1.054196          1.136808            8,272
  01/01/2003 to 12/31/2003......................      1.136808          1.169859            7,285
  01/01/2004 to 12/31/2004......................      1.169859          1.211615            6,170
  01/01/2005 to 12/31/2005......................      1.211615          1.222281            4,692
  01/01/2006 to 12/31/2006......................      1.222281          1.260416            3,957
  01/01/2007 to 12/31/2007......................      1.260416          1.337485            2,999
  01/01/2008 to 12/31/2008......................      1.337485          1.324909            2,470
  01/01/2009 to 12/31/2009......................      1.324909          1.542806            2,274

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
RCM Technology Sub-Account
  05/01/2001 to 12/31/2001......................      0.822604          0.609654              343
  01/01/2002 to 12/31/2002......................      0.609654          0.296337              388
  01/01/2003 to 12/31/2003......................      0.296337          0.460681            1,379
  01/01/2004 to 12/31/2004......................      0.460681          0.434889              741
  01/01/2005 to 12/31/2005......................      0.434889          0.476338              525
  01/01/2006 to 12/31/2006......................      0.476338          0.495094              330
  01/01/2007 to 12/31/2007......................      0.495094          0.642392              334
  01/01/2008 to 12/31/2008......................      0.642392          0.352036              219
  01/01/2009 to 12/31/2009......................      0.352036          0.552146              151
Russell 2000(R) Index Sub-Account
  01/22/2001 to 12/31/2001......................      1.202699          1.186357              745
  01/01/2002 to 12/31/2002......................      1.186357          0.929122            1,086
  01/01/2003 to 12/31/2003......................      0.929122          1.335704            1,243
  01/01/2004 to 12/31/2004......................      1.335704          1.547069            1,268
  01/01/2005 to 12/31/2005......................      1.547069          1.592021            1,161
  01/01/2006 to 12/31/2006......................      1.592021          1.846872              863
  01/01/2007 to 12/31/2007......................      1.846872          1.790916              439
  01/01/2008 to 12/31/2008......................      1.790916          1.171912              300
  01/01/2009 to 12/31/2009......................      1.171912          1.452886              211
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004 to 12/31/2004......................      1.119764          1.213800              379
  01/01/2005 to 12/31/2005......................      1.213800          1.273345              690
  01/01/2006 to 12/31/2006......................      1.273345          1.418156              357
  01/01/2007 to 12/31/2007......................      1.418156          1.527073              352
  01/01/2008 to 12/31/2008......................      1.527073          0.873753              412
  01/01/2009 to 12/31/2009......................      0.873753          1.233030              407
T. Rowe Price Mid Cap Growth Sub-Account
  05/01/2001 to 12/31/2001......................      0.981160          0.824101              678
  01/01/2002 to 12/31/2002......................      0.824101          0.455019            1,467
  01/01/2003 to 12/31/2003......................      0.455019          0.613403            2,378
  01/01/2004 to 12/31/2004......................      0.613403          0.713018            3,130
  01/01/2005 to 12/31/2005......................      0.713018          0.806381            2,310
  01/01/2006 to 12/31/2006......................      0.806381          0.844638            3,167
  01/01/2007 to 12/31/2007......................      0.844638          0.980220            2,209
  01/01/2008 to 12/31/2008......................      0.980220          0.582646            1,241
  01/01/2009 to 12/31/2009......................      0.582646          0.836223              901

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004 to 12/31/2004......................      1.242603          1.325197               28
  01/01/2005 to 12/31/2005......................      1.325197          1.447557               90
  01/01/2006 to 12/31/2006......................      1.447557          1.480039              178
  01/01/2007 to 12/31/2007......................      1.480039          1.599275              130
  01/01/2008 to 12/31/2008......................      1.599275          1.004753               88
  01/01/2009 to 12/31/2009......................      1.004753          1.374260               82
Western Asset Management Strategic Bond
  Opportunities Sub-Account
  04/19/1995 to 12/31/1995......................      1.031165          1.158823            1,975
  01/01/1996 to 12/31/1996......................      1.158823          1.307292           11,146
  01/01/1997 to 12/31/1997......................      1.307292          1.432601           23,303
  01/01/1998 to 12/31/1998......................      1.432601          1.442191           34,842
  01/01/1999 to 12/31/1999......................      1.442191          1.443394           30,999
  01/01/2000 to 12/31/2000......................      1.443394          1.526867           25,512
  01/01/2001 to 12/31/2001......................      1.526867          1.609033           22,565
  01/01/2002 to 12/31/2002......................      1.609033          1.740077           18,952
  01/01/2003 to 12/31/2003......................      1.740077          1.933430           16,461
  01/01/2004 to 12/31/2004......................      1.933430          2.033569           13,608
  01/01/2005 to 12/31/2005......................      2.033569          2.063218           10,925
  01/01/2006 to 12/31/2006......................      2.063218          2.138547            8,683
  01/01/2007 to 12/31/2007......................      2.138547          2.194786            6,608
  01/01/2008 to 12/31/2008......................      2.194786          1.840216            4,403
  01/01/2009 to 12/31/2009......................      1.840216          2.400522            3,530

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
Western Asset Management U.S. Government Sub-
  Account
  04/19/1995 to 12/31/1995......................      1.046872          1.139109            2,122
  01/01/1996 to 12/31/1996......................      1.139109          1.160957            5,512
  01/01/1997 to 12/31/1997......................      1.160957          1.242399            8,346
  01/01/1998 to 12/31/1998......................      1.242399          1.318989           15,795
  01/01/1999 to 12/31/1999......................      1.318989          1.303556           14,531
  01/01/2000 to 12/31/2000......................      1.303556          1.420573           12,155
  01/01/2001 to 12/31/2001......................      1.420573          1.495769           13,182
  01/01/2002 to 12/31/2002......................      1.495769          1.592943           14,306
  01/01/2003 to 12/31/2003......................      1.592943          1.597944           10,010
  01/01/2004 to 12/31/2004......................      1.597944          1.623851            7,583
  01/01/2005 to 12/31/2005......................      1.623851          1.629753            5,834
  01/01/2006 to 12/31/2006......................      1.629753          1.674873            4,314
  01/01/2007 to 12/31/2007......................      1.674873          1.724243            3,410
  01/01/2008 to 12/31/2008......................      1.724243          1.694937            2,337
  01/01/2009 to 12/31/2009......................      1.694937          1.744654            2,037
MetLife Conservative Allocation Sub-Account
  05/01/2005 to 12/31/2005......................      9.998890         10.303196                0
  01/01/2006 to 12/31/2006......................     10.303196         10.865903                0
  01/01/2007 to 12/31/2007......................     10.865903         11.316619               10
  01/01/2008 to 12/31/2008......................     11.316619          9.558154                5
  01/01/2009 to 12/31/2009......................      9.558154         11.365529               14
MetLife Conservative to Moderate Allocation Sub-
  Account
  05/01/2005 to 12/31/2005......................      9.998890         10.521194                3
  01/01/2006 to 12/31/2006......................     10.521194         11.358570               22
  01/01/2007 to 12/31/2007......................     11.358570         11.744566               20
  01/01/2008 to 12/31/2008......................     11.744566          9.084384               10
  01/01/2009 to 12/31/2009......................      9.084384         11.084639               18
MetLife Moderate Allocation Sub-Account
  05/01/2005 to 12/31/2005......................      9.998890         10.752070               33
  01/01/2006 to 12/31/2006......................     10.752070         11.864211               50
  01/01/2007 to 12/31/2007......................     11.864211         12.212966              191
  01/01/2008 to 12/31/2008......................     12.212966          8.598781               92
  01/01/2009 to 12/31/2009......................      8.598781         10.734178               55

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
MetLife Moderate to Aggressive Allocation Sub-
  Account
  05/01/2005 to 12/31/2005......................      9.998890         10.978002               23
  01/01/2006 to 12/31/2006......................     10.978002         12.370963                6
  01/01/2007 to 12/31/2007......................     12.370963         12.674050               14
  01/01/2008 to 12/31/2008......................     12.674050          8.112797               36
  01/01/2009 to 12/31/2009......................      8.112797         10.332691               51
MetLife Aggressive Sub-Account
  05/01/2005 to 12/31/2005......................      9.998890         11.154317                0
  01/01/2006 to 12/31/2006......................     11.154317         12.728431                5
  01/01/2007 to 12/31/2007......................     12.728431         12.967316                6
  01/01/2008 to 12/31/2008......................     12.967316          7.618288                2
  01/01/2009 to 12/31/2009......................      7.618288          9.882922                7
SSgA Growth ETF Sub-Account
  05/01/2006 to 12/31/2006......................     10.707472         11.422896                0
  01/01/2007 to 12/31/2007......................     11.422896         11.902093                0
  01/01/2008 to 12/31/2008......................     11.902093          7.870891                0
  01/01/2009 to 12/31/2009......................      7.870891         10.024997                4
SSgA Growth and Income ETF Sub-Account
  05/01/2006 to 12/31/2006......................     10.516543         11.167932                0
  01/01/2007 to 12/31/2007......................     11.167932         11.612201                0
  01/01/2008 to 12/31/2008......................     11.612201          8.585165                0
  01/01/2009 to 12/31/2009......................      8.585165         10.578000               37

                                                             1.60% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------

American Funds Bond Sub-Account
  05/01/2006 to 12/31/2006......................     14.560847         15.263925                4
  01/01/2007 to 12/31/2007......................     15.263925         15.520310               37
  01/01/2008 to 12/31/2008......................     15.520310         13.845478               33
  01/01/2009 to 12/31/2009......................     13.845478         15.343360               38
American Funds Global Small Capitalization Sub-
  Account
  05/01/2001 to 12/31/2001......................      1.478936          1.345023              406
  01/01/2002 to 12/31/2002......................      1.345023          1.071466              620
  01/01/2003 to 12/31/2003......................      1.071466          1.618923              767
  01/01/2004 to 12/31/2004......................      1.618923          1.925838              864
  01/01/2005 to 12/31/2005......................      1.925838          2.375872              908
  01/01/2006 to 12/31/2006......................      2.375872          2.900704            1,389
  01/01/2007 to 12/31/2007......................      2.900704          3.466071            1,153
  01/01/2008 to 12/31/2008......................      3.466071          1.585284              620
  01/01/2009 to 12/31/2009......................      1.585284          2.516436              538

                                                             1.60% VARIABLE ACCOUNT CHARGE
                                                  ---------------------------------------------------
                                                                                          NUMBER OF
                                                                                        ACCUMULATION
                                                   ACCUMULATION                             UNITS
                                                  UNIT VALUE AT      ACCUMULATION      OUTSTANDING AT
                                                   BEGINNING OF      UNIT VALUE AT      END OF PERIOD
                                                      PERIOD       ENDING OF PERIOD    (IN THOUSANDS)
                                                  -------------    ----------------    --------------
American Funds Growth-Income Sub-Account
  05/01/2001 to 12/31/2001......................      8.544177          8.240125              524
  01/01/2002 to 12/31/2002......................      8.240125          6.621684              865
  01/01/2003 to 12/31/2003......................      6.621684          8.629786            1,100
  01/01/2004 to 12/31/2004......................      8.629786          9.373505            1,145
  01/01/2005 to 12/31/2005......................      9.373505          9.763169              953
  01/01/2006 to 12/31/2006......................      9.763169         11.069431              767
  01/01/2007 to 12/31/2007......................     11.069431         11.442093              647
  01/01/2008 to 12/31/2008......................     11.442093          6.998060              462
  01/01/2009 to 12/31/2009......................      6.998060          9.038552              299
American Funds Growth Sub-Account
  05/01/2001 to 12/31/2001......................     13.039200         11.078414              298
  01/01/2002 to 12/31/2002......................     11.078414          8.236223              640
  01/01/2003 to 12/31/2003......................      8.236223         11.089070              841
  01/01/2004 to 12/31/2004......................     11.089070         12.276345              905
  01/01/2005 to 12/31/2005......................     12.276345         14.038347              783
  01/01/2006 to 12/31/2006......................     14.038347         15.227786              672
  01/01/2007 to 12/31/2007......................     15.227786         16.835174              521
  01/01/2008 to 12/31/2008......................     16.835174          9.282170              370
  01/01/2009 to 12/31/2009......................      9.282170         12.735065              304




-------


 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.



 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.



 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.



 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                             AMERICAN GROWTH SERIES
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)


                                   MAY 1, 2010



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectuses dated May 1, 2010 and May 1, 2000 (as annually supplemented) and should be read in conjunction therewith. In addition, this Statement of Additional Information relates to the American Growth Series-I Prospectus dated May 1, 2000, as supplemented annually. A copy of these Prospectuses and supplements may be obtained by writing to New England Securities Corporation ("New England Securities"), 501 Boylston Street, Boston, Massachusetts 02116.

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                          -----
THE COMPANY AND THE VARIABLE ACCOUNT...................................    II-3
INVESTMENT ADVICE......................................................    II-3
DISTRIBUTION OF THE CONTRACTS..........................................    II-5
CALCULATION OF PERFORMANCE DATA........................................    II-6
CALCULATION OF YIELDS..................................................    II-7
NET INVESTMENT FACTOR..................................................    II-8
ANNUITY PAYMENTS.......................................................    II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS...................   II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.....................   II-10
THE FIXED ACCOUNT......................................................   II-11
TAX STATUS OF THE CONTRACTS............................................   II-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................   II-13
LEGAL MATTERS..........................................................   II-13
FINANCIAL STATEMENTS...................................................       1

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company (the "Company"). The Variable Account was established on July 1, 1994. The most recent version of the Contracts was first made available in August 1998. The Company is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

     MetLife entered into a net worth maintenance agreement with the Company at the time MetLife merged with New England Mutual Life Insurance Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2006, the capital and surplus of NELICO was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its Moody's rating with such support.

                                INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series which was formerly the FI Structured Equity Portfolio and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which merged into the MFS Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly known as the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004 when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

     On April 30, 2004, the MFS Research Managers Portfolio merged with and into the MFS Investors Trust Portfolio.

     On April 28, 2006, the MFS Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio) was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio. The subadviser to the Morgan Stanley International Magnum Equity Series (which was replaced by the Putnam International Stock Portfolio on December 1, 2000, and was formerly known as the Dracott International Equity Series) was Draycott Partners, Ltd. Until May 1, 1997, when Morgan Asset Management Inc. became the subadviser.

     On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Research & Management Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio, which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser, and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio). On January 7, 2008, MFS(R) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and

Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser. was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser.

     On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio.

     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

     On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly BlackRock Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, the State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

     The sub-adviser to the RCM Technology Portfolio (formerly, the RCM Global Technology Portfolio which was (formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio), was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

     The subadviser to the Lazard Mid-Cap Portfolio (formerly, MET/AIM Mid-Cap Core Equity Portfolio) was A I M Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

     The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly, the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio), was Janus Capital Management, LLC until October 1, 2006 when ClearBridge Advisors, LLC became the subadviser.

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

     New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

     Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:


                                                                         AGGREGATE AMOUNT OF
                                                                       COMMISSIONS RETAINED BY
                                              AGGREGATE AMOUNT OF    DISTRIBUTOR AFTER PAYMENTS
                                              COMMISSIONS PAID TO     TO ITS REGISTERED PERSONS
FISCAL YEAR                                       DISTRIBUTOR*            AND SELLING FIRMS
-----------                                   -------------------    --------------------------
2007.......................................       $36,330,400                    $0
2008.......................................       $33,159,311                    $0
2009.......................................       $42,193,269                    $0



--------

* Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                         CALCULATION OF PERFORMANCE DATA

                           AVERAGE ANNUAL TOTAL RETURN

     We may provide illustrations of hypothetical average annual total returns for each Sub-Account, based on the actual investment experience of the Sub-Accounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. AVERAGE ANNUAL TOTAL RETURNS WILL BE PROVIDED FOR A SUB-ACCOUNT FOR 1, 5 AND 10 YEARS, OR FOR A SHORTER PERIOD, IF APPLICABLE.

     We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract Year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract Charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.

     Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract Charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed previously by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the

Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may also show daily Unit Values for each Sub-Account in advertising and sales literature, including our website.

                              CALCULATION OF YIELDS

MONEY MARKET YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Sub-Account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-Account value by the Sub-Account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub-Account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.

     The current yield will be calculated according to the following formula:

                    Current Yield = ((NCF - ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the BlackRock Money Market Sub-Account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the Money Market Sub-Account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Sub-

Account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Sub-Account may also be presented for periods other than a 7-day period.

OTHER SUB-ACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-Accounts (other than the BlackRock Money Market Sub-Account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-Account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-Account units less Sub-Account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.

     The 30-day or one-month yield is calculated according to the following formula:

                 Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-Account's units.

ES = expenses of the subaccount for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the BlackRock Money Market Sub-Account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                              NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") for any sub-account on each day on which the New York Stock Exchange is open for trading as follows:

          (1) The Company takes the net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

          (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.

                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

     The number of annuity units credited under a variable payment option is determined as follows:

          (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

          (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined no more than 14 days before the payment is due.

     The value of an annuity unit for each sub-account depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

     The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

     Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

              HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Investment Return of 5% from which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

     The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

               HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.

     The illustrations reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return (AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustration is based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

                                THE FIXED ACCOUNT

     Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. Currently we are not imposing these restrictions but we have right to reimpose them at any time. These limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the sub-accounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the Investment Return which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

     If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and (2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the State Street Research Money Market Sub-Account instead.

     We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                           TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     Diversification Requirements.  Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of the tax deferral.

     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant were the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
(b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



     The financial statements and financial highlights comprising each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



     The consolidated financial statements of New England Life Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



     The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries ("MLIC"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and includes an explanatory paragraph referring to changes in MLIC's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



     The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


                                  LEGAL MATTERS

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
New England Variable Annuity Separate Account and Board of Directors of
New England Life Insurance Company

We have audited the accompanying statements of assets and liabilities of New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2009, the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 8 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

This page is intentionally left blank.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                      MSF BLACKROCK MSF BLACKROCK MSF MET/ARTISAN        MSF FI
                                        BOND INCOME  MONEY MARKET   MID CAP VALUE VALUE LEADERS
                                         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                      ------------- ------------- --------------- -------------
ASSETS:
  Investments at fair value           $ 131,074,686 $ 133,757,307   $ 147,509,531  $ 38,903,165
                                      ------------- ------------- --------------- -------------
       Total Assets                     131,074,686   133,757,307     147,509,531    38,903,165
                                      ------------- ------------- --------------- -------------
LIABILITIES:
  Due to New England Life Insurance
     Company                                    149           369             123           202
                                      ------------- ------------- --------------- -------------
       Total Liabilities                        149           369             123           202
                                      ------------- ------------- --------------- -------------
NET ASSETS                            $ 131,074,537 $ 133,756,938   $ 147,509,408  $ 38,902,963
                                      ============= ============= =============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 129,084,375 $ 133,411,221   $ 146,473,408  $ 37,651,380
  Net assets from contracts in payout     1,990,162       345,717       1,036,000     1,251,583
                                      ------------- ------------- --------------- -------------
       Total Net Assets               $ 131,074,537 $ 133,756,938   $ 147,509,408  $ 38,902,963
                                      ============= ============= =============== =============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                          MSF WESTERN ASSET
                                                        MSF WESTERN ASSET        MANAGEMENT
                                      MSF LOOMIS SAYLES        MANAGEMENT    STRATEGIC BOND              MSF
                                         SMALL CAP CORE   U.S. GOVERNMENT     OPPORTUNITIES MFS TOTAL RETURN
                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                      ----------------- ----------------- ----------------- ----------------
ASSETS:
  Investments at fair value                $ 93,971,186     $ 105,046,514     $ 123,432,973     $ 64,884,629
                                      ----------------- ----------------- ----------------- ----------------
       Total Assets                          93,971,186       105,046,514       123,432,973       64,884,629
                                      ----------------- ----------------- ----------------- ----------------
LIABILITIES:
  Due to New England Life Insurance
     Company                                        165               263               280              151
                                      ----------------- ----------------- ----------------- ----------------
       Total Liabilities                            165               263               280              151
                                      ----------------- ----------------- ----------------- ----------------
NET ASSETS                                 $ 93,971,021     $ 105,046,251     $ 123,432,693     $ 64,884,478
                                      ================= ================= ================= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 93,058,423     $ 104,071,681     $ 122,196,789     $ 64,055,304
  Net assets from contracts in payout           912,598           974,570         1,235,904          829,174
                                      ----------------- ----------------- ----------------- ----------------
       Total Net Assets                    $ 93,971,021     $ 105,046,251     $ 123,432,693     $ 64,884,478
                                      ================= ================= ================= ================

The accompanying notes are an integral part of these financial statements.

   MSF BLACKROCK                                                                       MSF FI
          LEGACY     MSF DAVIS MSF JENNISON           MSF ARTIO   MSF BLACKROCK       MID CAP
LARGE CAP GROWTH VENTURE VALUE       GROWTH INTERNATIONAL STOCK STRATEGIC VALUE OPPORTUNITIES
      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT          SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
---------------- ------------- ------------ ------------------- --------------- -------------
    $ 93,157,302 $ 337,050,212 $ 11,321,012        $ 71,235,925    $ 90,487,820  $ 16,735,151
---------------- ------------- ------------ ------------------- --------------- -------------
      93,157,302   337,050,212   11,321,012          71,235,925      90,487,820    16,735,151
---------------- ------------- ------------ ------------------- --------------- -------------
             338           180          362                 350             271            99
---------------- ------------- ------------ ------------------- --------------- -------------
             338           180          362                 350             271            99
---------------- ------------- ------------ ------------------- --------------- -------------
    $ 93,156,964 $ 337,050,032 $ 11,320,650        $ 71,235,575    $ 90,487,549  $ 16,735,052
================ ============= ============ =================== =============== =============
    $ 91,588,897 $ 334,324,172 $ 11,220,162        $ 70,832,860    $ 90,081,674  $ 16,727,913
       1,568,067     2,725,860      100,488             402,715         405,875         7,139
---------------- ------------- ------------ ------------------- --------------- -------------
    $ 93,156,964 $ 337,050,032 $ 11,320,650        $ 71,235,575    $ 90,487,549  $ 16,735,052
================ ============= ============ =================== =============== =============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                      MSF NEUBERGER
                                      MSF RUSSELL 2000  MSF METLIFE MSF LOOMIS SAYLES        BERMAN
                                                 INDEX  STOCK INDEX  SMALL CAP GROWTH MID CAP VALUE
                                            SUBACCOUNT   SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                      ---------------- ------------ ----------------- -------------
ASSETS:
  Investments at fair value               $ 42,220,304 $ 66,716,650      $ 23,879,974  $ 74,947,275
                                      ---------------- ------------ ----------------- -------------
       Total Assets                         42,220,304   66,716,650        23,879,974    74,947,275
                                      ---------------- ------------ ----------------- -------------
LIABILITIES:
  Due to New England Life Insurance
     Company                                       259          110               206           166
                                      ---------------- ------------ ----------------- -------------
       Total Liabilities                           259          110               206           166
                                      ---------------- ------------ ----------------- -------------
NET ASSETS                                $ 42,220,045 $ 66,716,540      $ 23,879,768  $ 74,947,109
                                      ================ ============ ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 42,077,483 $ 66,472,548      $ 23,820,780  $ 74,830,472
  Net assets from contracts in payout          142,562      243,992            58,988       116,637
                                      ---------------- ------------ ----------------- -------------
       Total Net Assets                   $ 42,220,045 $ 66,716,540      $ 23,879,768  $ 74,947,109
                                      ================ ============ ================= =============

The accompanying notes are an integral part of these financial statements.

                MSF BLACKROCK MSF BARCLAYS CAPITAL MSF MORGAN STANLEY         MSF METLIFE MSF T. ROWE PRICE
MSF MFS VALUE LARGE CAP VALUE AGGREGATE BOND INDEX         EAFE INDEX MID CAP STOCK INDEX  LARGE CAP GROWTH
   SUBACCOUNT      SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
------------- --------------- -------------------- ------------------ ------------------- -----------------
 $ 53,796,947    $ 35,655,946         $ 75,989,173       $ 49,665,925        $ 43,324,080      $ 39,275,463
------------- --------------- -------------------- ------------------ ------------------- -----------------
   53,796,947      35,655,946           75,989,173         49,665,925          43,324,080        39,275,463
------------- --------------- -------------------- ------------------ ------------------- -----------------
          263             296                  177                151                 216               149
------------- --------------- -------------------- ------------------ ------------------- -----------------
          263             296                  177                151                 216               149
------------- --------------- -------------------- ------------------ ------------------- -----------------
 $ 53,796,684    $ 35,655,650         $ 75,988,996       $ 49,665,774        $ 43,323,864      $ 39,275,314
============= =============== ==================== ================== =================== =================
 $ 53,662,845    $ 35,636,947         $ 75,553,155       $ 49,502,397        $ 43,141,291      $ 39,275,314
      133,839          18,703              435,841            163,377             182,573                --
------------- --------------- -------------------- ------------------ ------------------- -----------------
 $ 53,796,684    $ 35,655,650         $ 75,988,996       $ 49,665,774        $ 43,323,864      $ 39,275,314
============= =============== ==================== ================== =================== =================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MSF T. ROWE PRICE MSF OPPENHEIMER     MSF BLACKROCK MSF BLACKROCK
                                       SMALL CAP GROWTH   GLOBAL EQUITY AGGRESSIVE GROWTH   DIVERSIFIED
                                             SUBACCOUNT      SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                      ----------------- --------------- ----------------- -------------
ASSETS:
  Investments at fair value                $ 13,491,347    $ 19,396,341      $ 16,592,510   $ 7,993,786
                                      ----------------- --------------- ----------------- -------------
       Total Assets                          13,491,347      19,396,341        16,592,510     7,993,786
                                      ----------------- --------------- ----------------- -------------
LIABILITIES:
  Due to New England Life Insurance
     Company                                         74             111               126           142
                                      ----------------- --------------- ----------------- -------------
       Total Liabilities                             74             111               126           142
                                      ----------------- --------------- ----------------- -------------
NET ASSETS                                 $ 13,491,273    $ 19,396,230      $ 16,592,384   $ 7,993,644
                                      ================= =============== ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 13,491,273    $ 19,396,230      $ 16,592,384   $ 7,993,644
  Net assets from contracts in payout                --              --                --            --
                                      ----------------- --------------- ----------------- -------------
       Total Net Assets                    $ 13,491,273    $ 19,396,230      $ 16,592,384   $ 7,993,644
                                      ================= =============== ================= =============

The accompanying notes are an integral part of these financial statements.

 MSF METLIFE         MSF METLIFE                               MSF METLIFE
CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE           MODERATE TO           MSF METLIFE MIST LEGG MASON
  ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION AGGRESSIVE ALLOCATION    VALUE EQUITY
  SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT      SUBACCOUNT
------------ ------------------- ------------------- --------------------- --------------------- ---------------
$ 72,563,280       $ 147,970,767       $ 492,013,156         $ 624,271,594          $ 28,586,152    $ 14,123,862
------------ ------------------- ------------------- --------------------- --------------------- ---------------
  72,563,280         147,970,767         492,013,156           624,271,594            28,586,152      14,123,862
------------ ------------------- ------------------- --------------------- --------------------- ---------------
          68                  33                  66                    69                   117             279
------------ ------------------- ------------------- --------------------- --------------------- ---------------
          68                  33                  66                    69                   117             279
------------ ------------------- ------------------- --------------------- --------------------- ---------------
$ 72,563,212       $ 147,970,734       $ 492,013,090         $ 624,271,525          $ 28,586,035    $ 14,123,583
============ =================== =================== ===================== ===================== ===============
$ 72,563,212       $ 147,970,734       $ 492,013,090         $ 624,271,525          $ 28,586,035    $ 13,910,664
          --                  --                  --                    --                    --         212,919
------------ ------------------- ------------------- --------------------- --------------------- ---------------
$ 72,563,212       $ 147,970,734       $ 492,013,090         $ 624,271,525          $ 28,586,035    $ 14,123,583
============ =================== =================== ===================== ===================== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                           MIST MFS
                                           RESEARCH MIST T. ROWE PRICE    MIST PIMCO     MIST RCM
                                      INTERNATIONAL     MID CAP GROWTH  TOTAL RETURN   TECHNOLOGY
                                         SUBACCOUNT         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                      ------------- ------------------ ------------- ------------
ASSETS:
  Investments at fair value            $ 74,529,861       $ 69,147,789 $ 289,918,372 $ 20,787,383
                                      ------------- ------------------ ------------- ------------
       Total Assets                      74,529,861         69,147,789   289,918,372   20,787,383
                                      ------------- ------------------ ------------- ------------
LIABILITIES:
  Due to New England Life Insurance
     Company                                    179                159           136          100
                                      ------------- ------------------ ------------- ------------
       Total Liabilities                        179                159           136          100
                                      ------------- ------------------ ------------- ------------
NET ASSETS                             $ 74,529,682       $ 69,147,630 $ 289,918,236 $ 20,787,283
                                      ============= ================== ============= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 74,346,034       $ 69,031,682 $ 289,265,810 $ 20,781,382
  Net assets from contracts in payout       183,648            115,948       652,426        5,901
                                      ------------- ------------------ ------------- ------------
       Total Net Assets                $ 74,529,682       $ 69,147,630 $ 289,918,236 $ 20,787,283
                                      ============= ================== ============= ============

The accompanying notes are an integral part of these financial statements.

                                                         MIST                MIST           MIST
MIST LORD ABBETT  MIST LAZARD     MIST MET/AIM HARRIS OAKMARK LEGG MASON PARTNERS CLARION GLOBAL
  BOND DEBENTURE      MID CAP SMALL CAP GROWTH  INTERNATIONAL   AGGRESSIVE GROWTH    REAL ESTATE
      SUBACCOUNT   SUBACCOUNT       SUBACCOUNT     SUBACCOUNT          SUBACCOUNT     SUBACCOUNT
---------------- ------------ ---------------- -------------- ------------------- --------------
    $ 93,919,107 $ 22,972,349      $ 9,095,560  $ 118,742,473         $ 8,349,332   $ 75,386,303
---------------- ------------ ---------------- -------------- ------------------- --------------
      93,919,107   22,972,349        9,095,560    118,742,473           8,349,332     75,386,303
---------------- ------------ ---------------- -------------- ------------------- --------------
             137          170              210            209                 145            125
---------------- ------------ ---------------- -------------- ------------------- --------------
             137          170              210            209                 145            125
---------------- ------------ ---------------- -------------- ------------------- --------------
    $ 93,918,970 $ 22,972,179      $ 9,095,350  $ 118,742,264         $ 8,349,187   $ 75,386,178
================ ============ ================ ============== =================== ==============
    $ 93,813,889 $ 22,938,006      $ 9,090,274  $ 118,582,156         $ 8,328,601   $ 75,386,178
         105,081       34,173            5,076        160,108              20,586             --
---------------- ------------ ---------------- -------------- ------------------- --------------
    $ 93,918,970 $ 22,972,179      $ 9,095,350  $ 118,742,264         $ 8,349,187   $ 75,386,178
================ ============ ================ ============== =================== ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                          MIST SSGA          MIST PIMCO
                                          MIST OPPENHEIMER   MIST SSGA   GROWTH AND INFLATION PROTECTED
                                      CAPITAL APPRECIATION  GROWTH ETF   INCOME ETF                BOND
                                                SUBACCOUNT  SUBACCOUNT   SUBACCOUNT          SUBACCOUNT
                                      -------------------- ----------- ------------ -------------------
ASSETS:
  Investments at fair value                    $ 7,263,131 $ 9,737,105 $ 21,500,940        $ 65,586,722
                                      -------------------- ----------- ------------ -------------------
       Total Assets                              7,263,131   9,737,105   21,500,940          65,586,722
                                      -------------------- ----------- ------------ -------------------
LIABILITIES:
  Due to New England Life Insurance
     Company                                           146         112           97                  79
                                      -------------------- ----------- ------------ -------------------
       Total Liabilities                               146         112           97                  79
                                      -------------------- ----------- ------------ -------------------
NET ASSETS                                     $ 7,262,985 $ 9,736,993 $ 21,500,843        $ 65,586,643
                                      ==================== =========== ============ ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 7,262,985 $ 9,736,993 $ 21,500,843        $ 65,586,643
  Net assets from contracts in payout                   --          --           --                  --
                                      -------------------- ----------- ------------ -------------------
       Total Net Assets                        $ 7,262,985 $ 9,736,993 $ 21,500,843        $ 65,586,643
                                      ==================== =========== ============ ===================

The accompanying notes are an integral part of these financial statements.

                                           MIST              MIST                MIST
MIST BLACKROCK         MIST      AMERICAN FUNDS    AMERICAN FUNDS      AMERICAN FUNDS                MIST
LARGE CAP CORE  JANUS FORTY BALANCED ALLOCATION GROWTH ALLOCATION MODERATE ALLOCATION MET/FRANKLIN INCOME
    SUBACCOUNT   SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
-------------- ------------ ------------------- ----------------- ------------------- -------------------
  $ 12,948,986 $ 49,882,599       $ 125,363,718     $ 229,891,937       $ 125,180,519         $ 4,770,241
-------------- ------------ ------------------- ----------------- ------------------- -------------------
    12,948,986   49,882,599         125,363,718       229,891,937         125,180,519           4,770,241
-------------- ------------ ------------------- ----------------- ------------------- -------------------
           213          112                  61                63                  64                 146
-------------- ------------ ------------------- ----------------- ------------------- -------------------
           213          112                  61                63                  64                 146
-------------- ------------ ------------------- ----------------- ------------------- -------------------
  $ 12,948,773 $ 49,882,487       $ 125,363,657     $ 229,891,874       $ 125,180,455         $ 4,770,095
============== ============ =================== ================= =================== ===================
  $ 12,900,884 $ 49,834,951       $ 125,363,657     $ 229,891,874       $ 125,180,455         $ 4,770,095
        47,889       47,536                  --                --                  --                  --
-------------- ------------ ------------------- ----------------- ------------------- -------------------
  $ 12,948,773 $ 49,882,487       $ 125,363,657     $ 229,891,874       $ 125,180,455         $ 4,770,095
============== ============ =================== ================= =================== ===================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2009

                                               MIST MIST MET/FRANKLIN          MIST
                                       MET/FRANKLIN         TEMPLETON MET/TEMPLETON AMERICAN FUNDS
                                      MUTUAL SHARES FOUNDING STRATEGY        GROWTH         GROWTH
                                         SUBACCOUNT        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                      ------------- ----------------- ------------- --------------
ASSETS:
  Investments at fair value             $ 2,944,900      $ 12,785,683   $ 1,465,940  $ 387,131,161
                                      ------------- ----------------- ------------- --------------
       Total Assets                       2,944,900        12,785,683     1,465,940    387,131,161
                                      ------------- ----------------- ------------- --------------
LIABILITIES:
  Due to New England Life Insurance
     Company                                     99               120            71            189
                                      ------------- ----------------- ------------- --------------
       Total Liabilities                         99               120            71            189
                                      ------------- ----------------- ------------- --------------
NET ASSETS                              $ 2,944,801      $ 12,785,563   $ 1,465,869  $ 387,130,972
                                      ============= ================= ============= ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 2,944,801      $ 12,785,563   $ 1,465,869  $ 386,448,117
  Net assets from contracts in payout            --                --            --        682,855
                                      ------------- ----------------- ------------- --------------
       Total Net Assets                 $ 2,944,801      $ 12,785,563   $ 1,465,869  $ 387,130,972
                                      ============= ================= ============= ==============

The accompanying notes are an integral part of these financial statements.

               AMERICAN FUNDS
AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS
 GROWTH-INCOME CAPITALIZATION           BOND
    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------- -------------- --------------
 $ 242,904,828  $ 148,945,069   $ 47,418,186
-------------- -------------- --------------
   242,904,828    148,945,069     47,418,186
-------------- -------------- --------------
           135            124             93
-------------- -------------- --------------
           135            124             93
-------------- -------------- --------------
 $ 242,904,693  $ 148,944,945   $ 47,418,093
============== ============== ==============
 $ 242,473,220  $ 148,504,262   $ 47,418,093
       431,473        440,683             --
-------------- -------------- --------------
 $ 242,904,693  $ 148,944,945   $ 47,418,093
============== ============== ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                            MSF BLACKROCK    MSF BLACKROCK    MSF MET/ARTISAN           MSF FI
                                              BOND INCOME     MONEY MARKET      MID CAP VALUE    VALUE LEADERS
                                               SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                            ---------------- ---------------- ------------------ ----------------
INVESTMENT INCOME:
      Dividends                               $ 9,005,880        $ 485,721        $ 1,241,129      $ 1,004,403
                                            ---------------- ---------------- ------------------ ----------------
EXPENSES:
      Mortality and expense risk
        charges                                 1,721,459        2,162,271          1,712,135          465,918
      Administrative charges                       30,344           23,119             24,238           20,785
                                            ---------------- ---------------- ------------------ ----------------
        Total expenses                          1,751,803        2,185,390          1,736,373          486,703
                                            ---------------- ---------------- ------------------ ----------------
           Net investment income (loss)         7,254,077       (1,699,669)          (495,244)         517,700
                                            ---------------- ---------------- ------------------ ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                      --               --                 --               --
      Realized gains (losses) on sale of
        investments                            (1,908,373)              --        (15,566,959)      (5,320,288)
                                            ---------------- ---------------- ------------------ ----------------
           Net realized gains (losses)         (1,908,373)              --        (15,566,959)      (5,320,288)
                                            ---------------- ---------------- ------------------ ----------------
      Change in unrealized gains (losses)
        on investments                          4,295,520               --         59,744,339       11,270,518
                                            ---------------- ---------------- ------------------ ----------------
      Net realized and change in unrealized
        gains (losses) on investments           2,387,147               --         44,177,380        5,950,230
                                            ---------------- ---------------- ------------------ ----------------
      Net increase (decrease) in net assets
        resulting from operations             $ 9,641,224     $ (1,699,669)      $ 43,682,136      $ 6,467,930
                                            ================ ================ ================== ================

The accompanying notes are an integral part of these financial statements.

                                          MSF WESTERN ASSET
                     MSF WESTERN ASSET           MANAGEMENT                           MSF BLACKROCK
MSF LOOMIS SAYLES           MANAGEMENT       STRATEGIC BOND                 MSF              LEGACY        MSF DAVIS
   SMALL CAP CORE      U.S. GOVERNMENT        OPPORTUNITIES    MFS TOTAL RETURN    LARGE CAP GROWTH    VENTURE VALUE
       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
-------------------- -------------------- -------------------- ------------------- ------------------- ----------------
        $ 108,612          $ 4,699,190          $ 7,673,897         $ 2,541,629           $ 455,844      $ 4,029,542
-------------------- -------------------- -------------------- ------------------- ------------------- ----------------
        1,076,375            1,379,910            1,520,391             825,227           1,065,451        3,807,576
           28,923               14,189               19,562              18,736              45,447           64,085
-------------------- -------------------- -------------------- ------------------- ------------------- ----------------
        1,105,298            1,394,099            1,539,953             843,963           1,110,898        3,871,661
-------------------- -------------------- -------------------- ------------------- ------------------- ----------------
         (996,686)           3,305,091            6,133,944           1,697,666            (655,054)         157,881
-------------------- -------------------- -------------------- ------------------- ------------------- ----------------
               --                   --            3,472,858                  --                  --               --
       (7,136,578)            (783,977)          (3,099,933)         (3,190,648)         (3,830,560)      (4,526,751)
-------------------- -------------------- -------------------- ------------------- ------------------- ----------------
       (7,136,578)            (783,977)             372,925          (3,190,648)         (3,830,560)      (4,526,751)
-------------------- -------------------- -------------------- ------------------- ------------------- ----------------
       29,312,318              298,568           23,480,076          10,870,627          29,486,327       84,540,132
-------------------- -------------------- -------------------- ------------------- ------------------- ----------------
       22,175,740             (485,409)          23,853,001           7,679,979          25,655,767       80,013,381
-------------------- -------------------- -------------------- ------------------- ------------------- ----------------
     $ 21,179,054          $ 2,819,682         $ 29,986,945         $ 9,377,645        $ 25,000,713     $ 80,171,262
==================== ==================== ==================== =================== =================== ================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                             MSF FI
                                            MSF JENNISON              MSF ARTIO      MSF BLACKROCK          MID CAP
                                                  GROWTH    INTERNATIONAL STOCK    STRATEGIC VALUE    OPPORTUNITIES
                                              SUBACCOUNT             SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                            --------------- ---------------------- ------------------ ----------------
INVESTMENT INCOME:
      Dividends                                  $ 4,992              $ 313,536          $ 742,041        $ 177,868
                                            --------------- ---------------------- ------------------ ----------------
EXPENSES:
      Mortality and expense risk
        charges                                  118,901                807,116          1,056,028          196,539
      Administrative charges                       2,153                 13,385              9,223            1,499
                                            --------------- ---------------------- ------------------ ----------------
        Total expenses                           121,054                820,501          1,065,251          198,038
                                            --------------- ---------------------- ------------------ ----------------
           Net investment income (loss)         (116,062)              (506,965)          (323,210)         (20,170)
                                            --------------- ---------------------- ------------------ ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                     --                     --                 --               --
      Realized gains (losses) on sale of
        investments                             (373,368)            (2,358,138)        (9,927,302)        (924,326)
                                            --------------- ---------------------- ------------------ ----------------
           Net realized gains (losses)          (373,368)            (2,358,138)        (9,927,302)        (924,326)
                                            --------------- ---------------------- ------------------ ----------------
      Change in unrealized gains (losses)
        on investments                         3,502,042             15,382,993         19,125,899        5,181,402
                                            --------------- ---------------------- ------------------ ----------------
      Net realized and change in unrealized
        gains (losses) on investments          3,128,674             13,024,855          9,198,597        4,257,076
                                            --------------- ---------------------- ------------------ ----------------
      Net increase (decrease) in net assets
        resulting from operations            $ 3,012,612           $ 12,517,890        $ 8,875,387      $ 4,236,906
                                            =============== ====================== ================== ================

The accompanying notes are an integral part of these financial statements.

                                                         MSF NEUBERGER
MSF RUSSELL 2000     MSF METLIFE    MSF LOOMIS SAYLES           BERMAN                       MSF BLACKROCK
           INDEX     STOCK INDEX     SMALL CAP GROWTH    MID CAP VALUE    MSF MFS VALUE    LARGE CAP VALUE
      SUBACCOUNT      SUBACCOUNT           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
------------------- --------------- -------------------- ---------------- ---------------- ------------------
       $ 637,806     $ 1,399,250                 $ --        $ 818,494             $ --          $ 440,914
------------------- --------------- -------------------- ---------------- ---------------- ------------------
         481,027         759,082              258,985          823,182          600,401            415,799
           2,559           4,730                1,083            4,411            1,494                832
------------------- --------------- -------------------- ---------------- ---------------- ------------------
         483,586         763,812              260,068          827,593          601,895            416,631
------------------- --------------- -------------------- ---------------- ---------------- ------------------
         154,220         635,438             (260,068)          (9,099)        (601,895)            24,283
------------------- --------------- -------------------- ---------------- ---------------- ------------------
       1,026,908       1,183,208                   --           20,086               --                 --
      (2,388,928)     (1,618,049)          (1,123,871)      (5,294,443)      (1,509,057)        (2,042,320)
------------------- --------------- -------------------- ---------------- ---------------- ------------------
      (1,362,020)       (434,841)          (1,123,871)      (5,274,357)      (1,509,057)        (2,042,320)
------------------- --------------- -------------------- ---------------- ---------------- ------------------
       9,594,056      13,573,414            6,643,192       30,075,824       10,755,203          5,679,177
------------------- --------------- -------------------- ---------------- ---------------- ------------------
       8,232,036      13,138,573            5,519,321       24,801,467        9,246,146          3,636,857
------------------- --------------- -------------------- ---------------- ---------------- ------------------
     $ 8,386,256    $ 13,774,011          $ 5,259,253     $ 24,792,368      $ 8,644,251        $ 3,661,140
=================== =============== ==================== ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                            MSF BARCLAYS CAPITAL MSF MORGAN STANLEY          MSF METLIFE  MSF T. ROWE PRICE
                                            AGGREGATE BOND INDEX         EAFE INDEX  MID CAP STOCK INDEX   LARGE CAP GROWTH
                                                      SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                            -------------------- ------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                      $ 4,448,611        $ 1,744,437            $ 563,513          $ 104,374
                                            -------------------- ------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                          969,416            563,333              477,490            419,996
      Administrative charges                               6,059              2,869                2,203              1,563
                                            -------------------- ------------------- -------------------- --------------------
        Total expenses                                   975,475            566,202              479,693            421,559
                                            -------------------- ------------------- -------------------- --------------------
           Net investment income (loss)                3,473,136          1,178,235               83,820           (317,185)
                                            -------------------- ------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                             --            307,057            1,465,895                 --
      Realized gains (losses) on sale of
        investments                                      117,386         (1,181,153)          (1,040,724)          (554,412)
                                            -------------------- ------------------- -------------------- --------------------
           Net realized gains (losses)                   117,386           (874,096)             425,171           (554,412)
                                            -------------------- ------------------- -------------------- --------------------
      Change in unrealized gains (losses)
        on investments                                 (994,002)         10,681,073           11,184,663         12,204,502
                                            -------------------- ------------------- -------------------- --------------------
      Net realized and change in unrealized
        gains (losses) on investments                  (876,616)          9,806,977           11,609,834         11,650,090
                                            -------------------- ------------------- -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations                    $ 2,596,520       $ 10,985,212         $ 11,693,654       $ 11,332,905
                                            ==================== =================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

                                                                               MSF METLIFE            MSF METLIFE
MSF T. ROWE PRICE    MSF OPPENHEIMER        MSF BLACKROCK    MSF BLACKROCK    CONSERVATIVE        CONSERVATIVE TO
 SMALL CAP GROWTH      GLOBAL EQUITY    AGGRESSIVE GROWTH      DIVERSIFIED      ALLOCATION    MODERATE ALLOCATION
       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT       SUBACCOUNT      SUBACCOUNT             SUBACCOUNT
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
          $ 6,358          $ 347,641                 $ --        $ 321,606     $ 1,582,076            $ 3,871,034
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
          139,899            206,187              195,581           92,100         740,436              1,608,208
              667                714                  249              142           1,083                  1,726
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
          140,566            206,901              195,830           92,242         741,519              1,609,934
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
         (134,208)           140,740             (195,830)         229,364         840,557              2,261,100
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
          291,388                 --                   --               --         321,209                875,298
         (441,605)          (594,256)            (516,033)        (300,092)       (615,708)            (1,868,421)
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
         (150,217)          (594,256)            (516,033)        (300,092)       (294,499)              (993,123)
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
        3,821,917          5,657,742            6,743,591        1,103,748       9,261,201             23,953,679
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
        3,671,700          5,063,486            6,227,558          803,656       8,966,702             22,960,556
-------------------- ------------------ -------------------- ---------------- --------------- ----------------------
      $ 3,537,492        $ 5,204,226          $ 6,031,728      $ 1,033,020     $ 9,807,259           $ 25,221,656
==================== ================== ==================== ================ =============== ======================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                           MSF METLIFE
                                                    MSF METLIFE            MODERATE TO            MSF METLIFE  MIST LEGG MASON
                                            MODERATE ALLOCATION  AGGRESSIVE ALLOCATION  AGGRESSIVE ALLOCATION     VALUE EQUITY
                                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT       SUBACCOUNT
                                            -------------------- ---------------------- ---------------------- ------------------
INVESTMENT INCOME:
      Dividends                                    $ 11,993,062           $ 13,747,551              $ 520,497        $ 216,054
                                            -------------------- ---------------------- ---------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                       5,360,323              6,946,257                312,786          164,590
      Administrative charges                              3,919                  3,364                    298            4,605
                                            -------------------- ---------------------- ---------------------- ------------------
        Total expenses                                5,364,242              6,949,621                313,084          169,195
                                            -------------------- ---------------------- ---------------------- ------------------
           Net investment income (loss)               6,628,820              6,797,930                207,413           46,859
                                            -------------------- ---------------------- ---------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                     6,328,443              7,532,904                 42,614               --
      Realized gains (losses) on sale of
        investments                                  (5,164,954)           (10,203,222)            (1,425,145)      (2,299,524)
                                            -------------------- ---------------------- ---------------------- ------------------
           Net realized gains (losses)                1,163,489             (2,670,318)            (1,382,531)      (2,299,524)
                                            -------------------- ---------------------- ---------------------- ------------------
      Change in unrealized gains (losses)
        on investments                               89,010,654            133,338,232              7,943,347        6,184,217
                                            -------------------- ---------------------- ---------------------- ------------------
      Net realized and change in unrealized
        gains (losses) on investments                90,174,143            130,667,914              6,560,816        3,884,693
                                            -------------------- ---------------------- ---------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations                  $ 96,802,963          $ 137,465,844            $ 6,768,229      $ 3,931,552
                                            ==================== ====================== ====================== ==================

The accompanying notes are an integral part of these financial statements.

     MIST MFS
     RESEARCH    MIST T. ROWE PRICE      MIST PIMCO    MIST RCM    MIST LORD ABBETT    MIST LAZARD
INTERNATIONAL        MID CAP GROWTH    TOTAL RETURN  TECHNOLOGY      BOND DEBENTURE        MID CAP
   SUBACCOUNT            SUBACCOUNT      SUBACCOUNT  SUBACCOUNT          SUBACCOUNT     SUBACCOUNT
---------------- --------------------- ------------ -------------- ------------------- --------------
  $ 1,989,787                  $ --    $ 18,977,774        $ --         $ 6,240,948      $ 230,417
---------------- --------------------- ------------ -------------- ------------------- --------------
      826,028               750,870       3,457,151     205,401           1,116,791        256,253
        2,834                 3,058          18,521         795               5,357            682
---------------- --------------------- ------------ -------------- ------------------- --------------
      828,862               753,928       3,475,672     206,196           1,122,148        256,935
---------------- --------------------- ------------ -------------- ------------------- --------------
    1,160,925              (753,928)     15,502,102    (206,196)          5,118,800        (26,518)
---------------- --------------------- ------------ -------------- ------------------- --------------
           --                    --      11,069,229          --                  --             --
   (3,010,901)           (1,614,264)         13,593  (1,733,868)         (1,511,006)    (1,458,152)
---------------- --------------------- ------------ -------------- ------------------- --------------
   (3,010,901)           (1,614,264)     11,082,822  (1,733,868)         (1,511,006)    (1,458,152)
---------------- --------------------- ------------ -------------- ------------------- --------------
   19,930,726            23,493,121      12,815,883   8,885,986          21,493,737      7,577,688
---------------- --------------------- ------------ -------------- ------------------- --------------
   16,919,825            21,878,857      23,898,705   7,152,118          19,982,731      6,119,536
---------------- --------------------- ------------ -------------- ------------------- --------------
 $ 18,080,750          $ 21,124,929    $ 39,400,807 $ 6,945,922        $ 25,101,531    $ 6,093,018
================ ===================== ============ ============== =================== ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                          MIST                   MIST              MIST
                                                MIST MET/AIM    HARRIS OAKMARK    LEGG MASON PARTNERS    CLARION GLOBAL
                                            SMALL CAP GROWTH     INTERNATIONAL      AGGRESSIVE GROWTH       REAL ESTATE
                                                  SUBACCOUNT        SUBACCOUNT             SUBACCOUNT        SUBACCOUNT
                                            ------------------- ----------------- ---------------------- -----------------
INVESTMENT INCOME:
      Dividends                                         $ --       $ 7,589,520                   $ --       $ 1,968,046
                                            ------------------- ----------------- ---------------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                      105,082         1,254,470                 98,102           808,608
      Administrative charges                             193             5,280                    495             2,028
                                            ------------------- ----------------- ---------------------- -----------------
        Total expenses                               105,275         1,259,750                 98,597           810,636
                                            ------------------- ----------------- ---------------------- -----------------
           Net investment income (loss)             (105,275)        6,329,770                (98,597)        1,157,410
                                            ------------------- ----------------- ---------------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                --                     --                --
      Realized gains (losses) on sale of
        investments                                 (382,369)       (7,575,892)              (472,298)       (6,416,235)
                                            ------------------- ----------------- ---------------------- -----------------
           Net realized gains (losses)              (382,369)       (7,575,892)              (472,298)       (6,416,235)
                                            ------------------- ----------------- ---------------------- -----------------
      Change in unrealized gains (losses)
        on investments                             2,752,036        42,697,033              2,596,986        24,706,491
                                            ------------------- ----------------- ---------------------- -----------------
      Net realized and change in unrealized
        gains (losses) on investments              2,369,667        35,121,141              2,124,688        18,290,256
                                            ------------------- ----------------- ---------------------- -----------------
      Net increase (decrease) in net assets
        resulting from operations                $ 2,264,392      $ 41,450,911            $ 2,026,091      $ 19,447,666
                                            =================== ================= ====================== =================

The accompanying notes are an integral part of these financial statements.

                                         MIST SSGA             MIST PIMCO
    MIST OPPENHEIMER      MIST SSGA     GROWTH AND    INFLATION PROTECTED    MIST BLACKROCK            MIST
CAPITAL APPRECIATION     GROWTH ETF     INCOME ETF                   BOND    LARGE CAP CORE     JANUS FORTY
          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT             SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
----------------------- -------------- -------------- ---------------------- ----------------- ---------------
                $ --       $ 63,245      $ 145,223            $ 1,814,933         $ 140,436            $ --
----------------------- -------------- -------------- ---------------------- ----------------- ---------------
              75,927         66,664        126,263                717,541           131,537         485,444
                 293            127            507                  2,362               551           1,133
----------------------- -------------- -------------- ---------------------- ----------------- ---------------
              76,220         66,791        126,770                719,903           132,088         486,577
----------------------- -------------- -------------- ---------------------- ----------------- ---------------
             (76,220)        (3,546)        18,453              1,095,030             8,348        (486,577)
----------------------- -------------- -------------- ---------------------- ----------------- ---------------
                  --             --             --                     --                --              --
            (410,103)        27,977        (39,701)              (160,033)         (561,507)     (1,694,645)
----------------------- -------------- -------------- ---------------------- ----------------- ---------------
            (410,103)        27,977        (39,701)              (160,033)         (561,507)     (1,694,645)
----------------------- -------------- -------------- ---------------------- ----------------- ---------------
           2,561,913      1,571,814      2,629,125              6,938,762         2,471,455      14,335,390
----------------------- -------------- -------------- ---------------------- ----------------- ---------------
           2,151,810      1,599,791      2,589,424              6,778,729         1,909,948      12,640,745
----------------------- -------------- -------------- ---------------------- ----------------- ---------------
         $ 2,075,590    $ 1,596,245    $ 2,607,877            $ 7,873,759       $ 1,918,296    $ 12,154,168
======================= ============== ============== ====================== ================= ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                           MIST               MIST                 MIST
                                                 AMERICAN FUNDS     AMERICAN FUNDS       AMERICAN FUNDS                 MIST
                                            BALANCED ALLOCATION  GROWTH ALLOCATION  MODERATE ALLOCATION  MET/FRANKLIN INCOME
                                                     SUBACCOUNT         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------- ------------------ -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                            $ --               $ 23                 $ --                 $ --
                                            -------------------- ------------------ -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       1,135,639          2,165,178            1,136,179               37,868
      Administrative charges                                585                 62                  555                  152
                                            -------------------- ------------------ -------------------- --------------------
        Total expenses                                1,136,224          2,165,240            1,136,734               38,020
                                            -------------------- ------------------ -------------------- --------------------
           Net investment income (loss)              (1,136,224)        (2,165,217)          (1,136,734)             (38,020)
                                            -------------------- ------------------ -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --                 --                   --                   --
      Realized gains (losses) on sale of
        investments                                     441,169            502,483              317,466                1,602
                                            -------------------- ------------------ -------------------- --------------------
           Net realized gains (losses)                  441,169            502,483              317,466                1,602
                                            -------------------- ------------------ -------------------- --------------------
      Change in unrealized gains (losses)
        on investments                               25,628,406         55,932,555           21,285,031              751,697
                                            -------------------- ------------------ -------------------- --------------------
      Net realized and change in unrealized
        gains (losses) on investments                26,069,575         56,435,038           21,602,497              753,299
                                            -------------------- ------------------ -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations                  $ 24,933,351       $ 54,269,821         $ 20,465,763            $ 715,279
                                            ==================== ================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

         MIST    MIST MET/FRANKLIN             MIST                                        AMERICAN FUNDS
 MET/FRANKLIN            TEMPLETON    MET/TEMPLETON    AMERICAN FUNDS    AMERICAN FUNDS      GLOBAL SMALL
MUTUAL SHARES    FOUNDING STRATEGY           GROWTH            GROWTH     GROWTH-INCOME    CAPITALIZATION
   SUBACCOUNT           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
---------------- -------------------- ---------------- ----------------- ----------------- -----------------
         $ --                 $ --            $ 172       $ 2,196,812       $ 3,406,549         $ 338,287
---------------- -------------------- ---------------- ----------------- ----------------- -----------------
       23,500              117,048            9,766         5,165,273         3,321,772         1,891,388
            4                   50                7            18,066            14,009             6,158
---------------- -------------------- ---------------- ----------------- ----------------- -----------------
       23,504              117,098            9,773         5,183,339         3,335,781         1,897,546
---------------- -------------------- ---------------- ----------------- ----------------- -----------------
      (23,504)            (117,098)          (9,601)       (2,986,527)           70,768        (1,559,259)
---------------- -------------------- ---------------- ----------------- ----------------- -----------------
           --                   --               --                --                --                --
       17,743              (19,168)          12,272        (5,734,510)       (5,425,652)       (8,408,747)
---------------- -------------------- ---------------- ----------------- ----------------- -----------------
       17,743              (19,168)          12,272        (5,734,510)       (5,425,652)       (8,408,747)
---------------- -------------------- ---------------- ----------------- ----------------- -----------------
      536,870            2,740,627          251,414       116,489,591        61,197,394        65,080,312
---------------- -------------------- ---------------- ----------------- ----------------- -----------------
      554,613            2,721,459          263,686       110,755,081        55,771,742        56,671,565
---------------- -------------------- ---------------- ----------------- ----------------- -----------------
    $ 531,109          $ 2,604,361        $ 254,085     $ 107,768,554      $ 55,842,510      $ 55,112,306
================ ==================== ================ ================= ================= =================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                          AMERICAN FUNDS
                                                                                    BOND
                                                                              SUBACCOUNT
                                                                          -----------------
INVESTMENT INCOME:
      Dividends                                                              $ 1,407,007
                                                                          -----------------
EXPENSES:
      Mortality and expense risk charges                                         658,587
      Administrative charges                                                       1,876
                                                                          -----------------
        Total expenses                                                           660,463
                                                                          -----------------
           Net investment income (loss)                                          746,544
                                                                          -----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                                     --
      Realized gains (losses) on sale of investments                            (492,115)
                                                                          -----------------
           Net realized gains (losses)                                          (492,115)
                                                                          -----------------
      Change in unrealized gains (losses) on investments                       4,091,804
                                                                          -----------------
      Net realized and change in unrealized gains (losses) on investments      3,599,689
                                                                          -----------------
      Net increase (decrease) in net assets resulting from operations        $ 4,346,233
                                                                          =================

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                   MSF BLACKROCK                  MSF BLACKROCK              MSF MET/ARTISAN
                                                     BOND INCOME                   MONEY MARKET                MID CAP VALUE
                                                      SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                   ----------------------------- ------------------------------- ------------------------------
                                              2009         2008             2009         2008           2009            2008
                                   ---------------- ------------ ---------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   7,254,077  $ 6,313,990  $   (1,699,669)  $ 1,789,466    $  (495,244)   $ (2,212,291)
  Net realized gains (losses)           (1,908,373)  (2,107,923)              --           --    (15,566,959)      9,285,855
  Change in unrealized gains
     (losses) on investments             4,295,520  (12,723,527)              --           --     59,744,339    (117,704,632)
                                   ---------------- ------------ ---------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                   9,641,224   (8,517,460)      (1,699,669)   1,789,466     43,682,136    (110,631,068)
                                   ---------------- ------------ ---------------- -------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                3,254,678    4,399,335       13,714,229   20,560,301      1,955,654       3,828,087
  Net transfers (including fixed
     account)                           (3,289,501) (23,258,584)     (20,398,244)  80,109,976     (5,171,931)    (13,481,426)
  Contract charges                        (466,470)    (449,817)        (636,504)    (395,348)      (521,137)       (555,952)
  Transfers for contract benefits
     and terminations                  (16,262,108) (22,514,939)     (32,819,595) (50,684,621)   (12,410,881)    (24,067,485)
                                   ---------------- ------------ ---------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (16,763,401) (41,824,005)     (40,140,114)  49,590,308    (16,148,295)    (34,276,776)
                                   ---------------- ------------ ---------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets                    (7,122,177) (50,341,465)     (41,839,783)  51,379,774     27,533,841    (144,907,844)
NET ASSETS:
  Beginning of year                    138,196,714  188,538,179      175,596,721  124,216,947    119,975,567     264,883,411
                                   ---------------- ------------ ---------------- -------------- -------------- ---------------
  End of year                      $   131,074,537  $138,196,714 $   133,756,938  $175,596,721   $147,509,408   $119,975,567
                                   ================ ============ ================ ============== ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                                                             MSF WESTERN ASSET                 MSF WESTERN ASSET
                      MSF FI               MSF LOOMIS SAYLES                        MANAGEMENT              MANAGEMENT STRATEGIC
               VALUE LEADERS                  SMALL CAP CORE                   U.S. GOVERNMENT                BOND OPPORTUNITIES
                  SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------------------- --------------------------------- ---------------------------------
        2009            2008            2009            2008             2009             2008             2009             2008
--------------- --------------- --------------- --------------- ---------------- ---------------- ---------------- ----------------
   $ 517,700       $ 315,770      $ (996,686)   $ (1,541,938)     $ 3,305,091      $ 3,548,911      $ 6,133,944      $ 4,008,601
  (5,320,288)      2,389,220      (7,136,578)     15,936,517         (783,977)        (432,896)         372,925       (2,221,871)
  11,270,518     (30,649,938)     29,312,318     (64,004,633)         298,568       (5,411,288)      23,480,076      (27,012,726)
--------------- --------------- --------------- --------------- ---------------- ---------------- ---------------- ----------------
   6,467,930     (27,944,948)     21,179,054     (49,610,054)       2,819,682       (2,295,273)      29,986,945      (25,225,996)
--------------- --------------- --------------- --------------- ---------------- ---------------- ---------------- ----------------
     798,307       1,582,063       2,805,385       5,160,592        3,432,268        3,799,295        1,954,964        4,070,275
  (1,762,576)     (4,462,601)     (2,333,946)     (5,413,327)        (473,244)     (11,642,707)      (8,699,997)     (19,260,884)
     (84,892)        (87,835)       (290,756)       (283,014)        (395,185)        (375,821)        (445,688)        (437,455)
  (4,536,231)    (10,207,310)     (7,865,478)    (16,005,823)     (10,467,635)     (15,287,771)     (11,583,226)     (17,723,085)
--------------- --------------- --------------- --------------- ---------------- ---------------- ---------------- ----------------
  (5,585,392)    (13,175,683)     (7,684,795)    (16,541,572)      (7,903,796)     (23,507,004)     (18,773,947)     (33,351,149)
--------------- --------------- --------------- --------------- ---------------- ---------------- ---------------- ----------------
     882,538     (41,120,631)     13,494,259     (66,151,626)      (5,084,114)     (25,802,277)      11,212,998      (58,577,145)
  38,020,425      79,141,056      80,476,762     146,628,388      110,130,365      135,932,642      112,219,695      170,796,840
--------------- --------------- --------------- --------------- ---------------- ---------------- ---------------- ----------------
$ 38,902,963    $ 38,020,425    $ 93,971,021    $ 80,476,762    $ 105,046,251    $ 110,130,365    $ 123,432,693    $ 112,219,695
=============== =============== =============== =============== ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                             MSF                    MSF BLACKROCK                      MSF DAVIS
                                                MFS TOTAL RETURN          LEGACY LARGE CAP GROWTH                  VENTURE VALUE
                                                      SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                   -------------------------------- -------------------------------- ------------------------------
                                             2009           2008              2009           2008           2009            2008
                                   ----------------- -------------- ----------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $   1,697,666    $ 1,809,224     $    (655,054)   $(1,122,099)   $   157,881    $   (502,285)
  Net realized gains (losses)          (3,190,648)     4,381,017        (3,830,560)    (1,291,420)    (4,526,751)     10,396,338
  Change in unrealized gains
     (losses) on investments           10,870,627    (28,153,454)       29,486,327    (46,376,789)    84,540,132    (198,884,473)
                                   ----------------- -------------- ----------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                  9,377,645    (21,963,213)       25,000,713    (48,790,308)    80,171,262    (188,990,420)
                                   ----------------- -------------- ----------------- -------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               1,803,583      2,445,391         1,862,731      3,064,830     11,051,947      17,780,295
  Net transfers (including fixed
     account)                          (1,880,522)    (6,784,677)         (516,739)    (4,170,734)     1,428,821      (7,013,774)
  Contract charges                       (197,428)      (204,383)         (211,051)      (198,664)    (1,127,937)     (1,098,636)
  Transfers for contract benefits
     and terminations                  (7,776,871)   (12,635,538)       (9,693,782)   (19,437,428)   (25,868,530)    (48,487,830)
                                   ----------------- -------------- ----------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (8,051,238)   (17,179,207)       (8,558,841)   (20,741,996)   (14,515,699)    (38,819,945)
                                   ----------------- -------------- ----------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets                    1,326,407    (39,142,420)       16,441,872    (69,532,304)    65,655,563    (227,810,365)
NET ASSETS:
  Beginning of year                    63,558,071    102,700,491        76,715,092    146,247,396    271,394,469     499,204,834
                                   ----------------- -------------- ----------------- -------------- -------------- ---------------
  End of year                      $   64,884,478    $63,558,071    $   93,156,964    $76,715,092    $337,050,032   $271,394,469
                                   ================= ============== ================= ============== ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                  MSF JENNISON                       MSF ARTIO                   MSF BLACKROCK                          MSF FI
                        GROWTH             INTERNATIONAL STOCK                 STRATEGIC VALUE           MID CAP OPPORTUNITIES
                    SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
--------------------------------- ------------------------------- ------------------------------- -------------------------------
        2009              2008            2009            2008            2009            2008            2009            2008
---------------     ------------- --------------- --------------- --------------- --------------- --------------- ---------------
  $ (116,062)        $ 106,413      $ (506,965)    $ 1,488,720      $ (323,210)   $ (1,243,736)      $ (20,170)     $ (271,585)
    (373,368)          792,647      (2,358,138)     12,183,415      (9,927,302)      3,323,539        (924,326)        (10,748)
   3,502,042        (5,429,005)     15,382,993     (63,167,246)     19,125,899     (60,971,591)      5,181,402     (15,168,891)
--------------- --- ------------- --------------- --------------- --------------- --------------- --------------- ---------------
   3,012,612        (4,529,945)     12,517,890     (49,495,111)      8,875,387     (58,891,788)      4,236,906     (15,451,224)
--------------- --- ------------- --------------- --------------- --------------- --------------- --------------- ---------------
     447,207           545,116       2,364,542       4,701,351       1,590,738       2,729,269         845,206       1,270,153
   1,509,892          (660,897)      2,197,122       1,009,451       2,203,036     (10,850,035)         53,870        (137,111)
     (32,648)          (23,893)       (265,702)       (258,386)       (364,193)       (423,401)        (69,855)        (76,642)
    (888,082)       (1,440,045)     (5,282,068)    (11,125,850)     (6,993,557)    (13,129,946)     (1,097,023)     (2,190,575)
--------------- --- ------------- --------------- --------------- --------------- --------------- --------------- ---------------
   1,036,369        (1,579,719)       (986,106)     (5,673,434)     (3,563,976)    (21,674,113)       (267,802)     (1,134,175)
--------------- --- ------------- --------------- --------------- --------------- --------------- --------------- ---------------
   4,048,981        (6,109,664)     11,531,784     (55,168,545)      5,311,411     (80,565,901)      3,969,104     (16,585,399)
   7,271,669        13,381,333      59,703,791     114,872,336      85,176,138     165,742,039      12,765,948      29,351,347
--------------- --- ------------- --------------- --------------- --------------- --------------- --------------- ---------------
$ 11,320,650       $ 7,271,669    $ 71,235,575    $ 59,703,791    $ 90,487,549    $ 85,176,138    $ 16,735,052    $ 12,765,948
=============== ================= =============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                               MSF RUSSELL 2000                  MSF METLIFE             MSF LOOMIS SAYLES
                                                          INDEX                  STOCK INDEX              SMALL CAP GROWTH
                                                     SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------- ---------------------------- --------------------------------
                                             2009         2008            2009         2008            2009           2008
                                   --------------- ------------ --------------- ------------ ----------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 154,220    $  (165,579)    $   635,438  $   270,943   $    (260,068)   $  (347,757)
  Net realized gains (losses)          (1,362,020)     793,266        (434,841)   2,789,289      (1,123,871)     2,063,555
  Change in unrealized gains
     (losses) on investments            9,594,056  (19,572,492)     13,573,414  (35,292,240)      6,643,192    (15,520,881)
                                   --------------- ------------ --------------- ------------ ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  8,386,256  (18,944,805)     13,774,011  (32,232,008)      5,259,253    (13,805,083)
                                   --------------- ------------ --------------- ------------ ----------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               1,489,196    1,738,649       3,705,998    3,481,018         823,823      1,952,601
  Net transfers (including fixed
     account)                              56,596   (1,879,478)      2,565,447   (1,324,787)        494,766       (909,009)
  Contract charges                       (172,594)    (174,681)       (241,056)    (225,695)       (103,576)       (99,817)
  Transfers for contract benefits
     and terminations                  (2,696,496)  (4,633,625)     (4,372,942)  (7,673,491)     (1,359,604)    (2,176,204)
                                   --------------- ------------ --------------- ------------ ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (1,323,298)  (4,949,135)      1,657,447   (5,742,955)       (144,591)    (1,232,429)
                                   --------------- ------------ --------------- ------------ ----------------- --------------
     Net increase (decrease)
       in net assets                    7,062,958  (23,893,940)     15,431,458  (37,974,963)      5,114,662    (15,037,512)
NET ASSETS:
  Beginning of year                    35,157,087   59,051,027      51,285,082   89,260,045      18,765,106     33,802,618
                                   --------------- ------------ --------------- ------------ ----------------- --------------
  End of year                      $ 42,220,045    $35,157,087  $   66,716,540  $51,285,082  $   23,879,768    $18,765,106
                                   =============== ============ =============== ============ ================= ==============

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

        MSF NEUBERGER BERMAN                                                   MSF BLACKROCK            MSF BARCLAYS CAPITAL
               MID CAP VALUE                   MSF MFS VALUE                 LARGE CAP VALUE            AGGREGATE BOND INDEX
                  SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- ------------------------------- ------------------------------- -------------------------------
        2009            2008            2009            2008            2009            2008            2009            2008
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
    $ (9,099)     $ (646,008)     $ (601,895)      $ 200,474        $ 24,283      $ (277,941)    $ 3,473,136     $ 2,701,446
  (5,274,357)     (1,549,645)     (1,509,057)        243,863      (2,042,320)       (216,553)        117,386          84,835
  30,075,824     (46,220,149)     10,755,203     (23,755,068)      5,679,177     (16,204,904)       (994,002)        369,058
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
  24,792,368     (48,415,802)      8,644,251     (23,310,731)      3,661,140     (16,699,398)      2,596,520       3,155,339
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
   2,264,797       4,220,413       2,140,163       2,190,870       1,998,068       3,492,385       3,718,155       3,835,340
  (2,553,278)       (643,834)      2,812,087      (1,031,854)      1,547,484         594,393       2,579,452      (9,280,234)
    (300,478)       (295,936)       (236,925)       (232,669)       (158,146)       (144,472)       (298,952)       (272,122)
  (4,018,457)     (7,459,266)     (2,914,442)     (4,920,240)     (1,827,316)     (3,503,808)     (6,693,920)    (10,207,168)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
  (4,607,416)     (4,178,623)      1,800,883      (3,993,893)      1,560,090         438,498        (695,265)    (15,924,184)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
  20,184,952     (52,594,425)     10,445,134     (27,304,624)      5,221,230     (16,260,900)      1,901,255     (12,768,845)
  54,762,157     107,356,582      43,351,550      70,656,174      30,434,420      46,695,320      74,087,741      86,856,586
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
$ 74,947,109    $ 54,762,157    $ 53,796,684    $ 43,351,550    $ 35,655,650    $ 30,434,420    $ 75,988,996    $ 74,087,741
=============== =============== =============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                              MSF MORGAN STANLEY                    MSF METLIFE              MSF T. ROWE PRICE
                                                      EAFE INDEX            MID CAP STOCK INDEX               LARGE CAP GROWTH
                                                      SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ------------------------------ --------------------------------
                                             2009         2008              2009         2008              2009           2008
                                   --------------- -------------- --------------- -------------- ----------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $   1,178,235  $   776,370        $   83,820  $   (76,459)    $    (317,185)   $  (376,465)
  Net realized gains (losses)            (874,096)   2,872,747           425,171    3,991,569          (554,412)     2,051,715
  Change in unrealized gains
     (losses) on investments           10,681,073  (33,392,219)       11,184,663  (22,231,696)       12,204,502    (20,603,740)
                                   --------------- -------------- --------------- -------------- ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 10,985,212  (29,743,102)       11,693,654  (18,316,586)       11,332,905    (18,928,490)
                                   --------------- -------------- --------------- -------------- ----------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               1,990,595    3,493,652         2,122,813    2,378,590         1,415,945      2,761,107
  Net transfers (including fixed
     account)                              87,717     (692,012)        1,128,867     (840,873)        1,400,376      1,781,620
  Contract charges                       (212,828)    (207,362)         (166,745)    (148,447)         (151,741)      (137,515)
  Transfers for contract benefits
     and terminations                  (2,915,872)  (5,050,179)       (3,013,690)  (4,085,575)       (1,377,064)    (2,223,945)
                                   --------------- -------------- --------------- -------------- ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (1,050,388)  (2,455,901)           71,245   (2,696,305)        1,287,516      2,181,267
                                   --------------- -------------- --------------- -------------- ----------------- --------------
     Net increase (decrease)
       in net assets                    9,934,824  (32,199,003)       11,764,899  (21,012,891)       12,620,421    (16,747,223)
NET ASSETS:
  Beginning of year                    39,730,950   71,929,953        31,558,965   52,571,856        26,654,893     43,402,116
                                   --------------- -------------- --------------- -------------- ----------------- --------------
  End of year                      $   49,665,774  $39,730,950    $   43,323,864  $31,558,965    $   39,275,314    $26,654,893
                                   =============== ============== =============== ============== ================= ==============

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

          MSF T. ROWE PRICE                 MSF OPPENHEIMER                  MSF BLACKROCK                 MSF BLACKROCK
           SMALL CAP GROWTH                   GLOBAL EQUITY              AGGRESSIVE GROWTH                   DIVERSIFIED
                 SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
------------------------------ ------------------------------- ------------------------------ -----------------------------
        2009           2008            2009            2008            2009           2008           2009           2008
--------------- -------------- --------------- --------------- --------------- -------------- -------------- --------------
  $ (134,208)    $ (151,731)      $ 140,740        $ 98,626      $ (195,830)    $ (159,553)     $ 229,364      $ 109,598
    (150,217)     1,922,257        (594,256)       (380,545)       (516,033)    (1,654,067)      (300,092)      (612,414)
   3,821,917     (6,742,444)      5,657,742      (9,498,366)      6,743,591     (5,097,939)     1,103,748     (2,331,396)
--------------- -------------- --------------- --------------- --------------- -------------- -------------- --------------
   3,537,492     (4,971,918)      5,204,226      (9,780,285)      6,031,728     (6,911,559)     1,033,020     (2,834,212)
--------------- -------------- --------------- --------------- --------------- -------------- -------------- --------------
     888,346      1,425,149         776,060       1,643,243         819,178      1,712,425        288,841        477,768
     601,954        962,379       1,320,306        (251,967)      3,412,430        737,430        788,746       (934,004)
     (50,957)       (42,713)        (78,606)        (69,736)        (94,628)       (37,312)       (34,004)       (27,180)
    (532,576)      (596,258)       (974,142)     (1,778,072)       (843,495)      (688,756)      (567,617)      (721,795)
--------------- -------------- --------------- --------------- --------------- -------------- -------------- --------------
     906,767      1,748,557       1,043,618        (456,532)      3,293,485      1,723,787        475,966     (1,205,211)
--------------- -------------- --------------- --------------- --------------- -------------- -------------- --------------
   4,444,259     (3,223,361)      6,247,844     (10,236,817)      9,325,213     (5,187,772)     1,508,986     (4,039,423)
   9,047,014     12,270,375      13,148,386      23,385,203       7,267,171     12,454,943      6,484,658     10,524,081
--------------- -------------- --------------- --------------- --------------- -------------- -------------- --------------
$ 13,491,273    $ 9,047,014    $ 19,396,230    $ 13,148,386    $ 16,592,384    $ 7,267,171    $ 7,993,644    $ 6,484,658
=============== ============== =============== =============== =============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                   MSF METLIFE                         MSF METLIFE                    MSF METLIFE
                                       CONSERVATIVE ALLOCATION CONSERVATIVE TO MODERATE ALLOCATION            MODERATE ALLOCATION
                                                    SUBACCOUNT                          SUBACCOUNT                     SUBACCOUNT
                                   --------------------------- ----------------------------------- ---------------------------------
                                             2009        2008             2009              2008          2009               2008
                                   --------------- ----------- ---------------- ------------------ -------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   840,557  $ (194,246)  $    2,261,100  $       (306,013)  $ 6,628,820    $    (2,098,785)
  Net realized gains (losses)            (294,499)   (537,143)        (993,123)          101,604     1,163,489          3,239,533
  Change in unrealized gains
     (losses) on investments            9,261,201  (5,971,399)      23,953,679       (27,240,386)   89,010,654       (135,024,915)
                                   --------------- ----------- ---------------- ------------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  9,807,259  (6,702,788)      25,221,656       (27,444,795)   96,802,963       (133,884,167)
                                   --------------- ----------- ---------------- ------------------ -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               5,496,189   4,544,554       12,364,236        22,528,075    43,746,523         82,890,849
  Net transfers (including fixed
     account)                          22,882,628  22,602,269       15,681,669        16,392,300    21,157,896         62,499,647
  Contract charges                       (310,413)   (149,886)        (726,332)         (449,381)   (2,844,190)        (1,958,586)
  Transfers for contract benefits
     and terminations                  (3,106,538) (4,492,604)      (7,615,367)       (7,511,491)  (19,474,521)       (20,803,674)
                                   --------------- ----------- ---------------- ------------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      24,961,866  22,504,333       19,704,206        30,959,503    42,585,708        122,628,236
                                   --------------- ----------- ---------------- ------------------ -------------- -----------------
     Net increase (decrease)
       in net assets                   34,769,125  15,801,545       44,925,862         3,514,708   139,388,671        (11,255,931)
NET ASSETS:
  Beginning of year                    37,794,087  21,992,542      103,044,872        99,530,164   352,624,419        363,880,350
                                   --------------- ----------- ---------------- ------------------ -------------- -----------------
  End of year                      $   72,563,212  $37,794,087 $   147,970,734  $    103,044,872   $492,013,090     $ 352,624,419
                                   =============== =========== ================ ================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                      MSF METLIFE                     MSF METLIFE                 MIST LEGG MASON                        MIST MFS
MODERATE TO AGGRESSIVE ALLOCATION           AGGRESSIVE ALLOCATION                    VALUE EQUITY          RESEARCH INTERNATIONAL
                       SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------------ ------------------------------- ------------------------------- -------------------------------
         2009                2008            2009            2008            2009            2008            2009            2008
---------------- ------------------- --------------- --------------- --------------- --------------- --------------- ---------------
  $ 6,797,930        $ (4,086,038)      $ 207,413      $ (224,912)       $ 46,859      $ (222,447)    $ 1,160,925       $ 392,287
   (2,670,318)          4,779,866      (1,382,531)         25,123      (2,299,524)     (1,355,094)     (3,010,901)      6,372,825
  133,338,232        (247,441,526)      7,943,347     (13,814,868)      6,184,217     (13,024,740)     19,930,726     (46,174,465)
---------------- ------------------- --------------- --------------- --------------- --------------- --------------- ---------------
  137,465,844        (246,747,698)      6,768,229     (14,014,657)      3,931,552     (14,602,281)     18,080,750     (39,409,353)
---------------- ------------------- --------------- --------------- --------------- --------------- --------------- ---------------
   35,300,213         136,444,629       2,275,682       3,436,076         262,693         736,645       3,618,954       6,782,541
    1,624,546          33,438,852           4,258        (185,750)       (415,219)        168,523       1,127,649      14,275,640
   (4,805,104)         (3,647,887)       (147,613)       (123,498)        (44,832)        (44,979)       (299,523)       (246,044)
  (17,983,822)        (17,099,971)       (975,988)     (1,303,541)     (1,405,666)     (3,054,959)     (3,812,191)     (5,161,358)
---------------- ------------------- --------------- --------------- --------------- --------------- --------------- ---------------
   14,135,833         149,135,623       1,156,339       1,823,287      (1,603,024)     (2,194,770)        634,889      15,650,779
---------------- ------------------- --------------- --------------- --------------- --------------- --------------- ---------------
  151,601,677         (97,612,075)      7,924,568     (12,191,370)      2,328,528     (16,797,051)     18,715,639     (23,758,574)
  472,669,848         570,281,923      20,661,467      32,852,837      11,795,055      28,592,106      55,814,043      79,572,617
---------------- ------------------- --------------- --------------- --------------- --------------- --------------- ---------------
$ 624,271,525       $ 472,669,848    $ 28,586,035    $ 20,661,467    $ 14,123,583    $ 11,795,055    $ 74,529,682    $ 55,814,043
================ =================== =============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                             MIST T. ROWE PRICE                    MIST PIMCO                      MIST RCM
                                                 MID CAP GROWTH                  TOTAL RETURN                    TECHNOLOGY
                                                     SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------- ----------------------------- --------------------------------
                                             2009         2008             2009         2008            2009           2008
                                   --------------- ------------ ---------------- ------------ ----------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (753,928) $  (914,431)  $   15,502,102  $ 7,010,177  $     (206,196)   $ 2,178,259
  Net realized gains (losses)          (1,614,264)   8,080,325       11,082,822    6,440,484      (1,733,868)     3,703,932
  Change in unrealized gains
     (losses) on investments           23,493,121  (40,305,200)      12,815,883  (17,149,975)      8,885,986    (16,223,983)
                                   --------------- ------------ ---------------- ------------ ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 21,124,929  (33,139,306)      39,400,807   (3,699,314)      6,945,922    (10,341,792)
                                   --------------- ------------ ---------------- ------------ ----------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               3,032,513    5,508,217       13,226,910   14,872,992         536,621      1,645,921
  Net transfers (including fixed
     account)                            (180,769)    (694,985)      16,381,931  (16,104,172)      2,124,810        231,684
  Contract charges                       (295,300)    (260,360)      (1,141,648)    (956,913)        (80,734)       (68,600)
  Transfers for contract benefits
     and terminations                  (3,675,356)  (5,765,983)     (23,651,668) (29,177,078)       (997,810)    (1,345,788)
                                   --------------- ------------ ---------------- ------------ ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (1,118,912)  (1,213,111)       4,815,525  (31,365,171)      1,582,887        463,217
                                   --------------- ------------ ---------------- ------------ ----------------- --------------
     Net increase (decrease)
       in net assets                   20,006,017  (34,352,417)      44,216,332  (35,064,485)      8,528,809     (9,878,575)
NET ASSETS:
  Beginning of year                    49,141,613   83,494,030      245,701,904  280,766,389      12,258,474     22,137,049
                                   --------------- ------------ ---------------- ------------ ----------------- --------------
  End of year                      $   69,147,630  $49,141,613  $   289,918,236  $245,701,904  $  20,787,283    $12,258,474
                                   =============== ============ ================ ============ ================= ==============

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

            MIST LORD ABBETT                     MIST LAZARD                  MIST MET/AIM              MIST HARRIS OAKMARK
              BOND DEBENTURE                         MID CAP              SMALL CAP GROWTH                    INTERNATIONAL
                  SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT
------------------------------- ------------------------------- ----------------------------- --------------------------------
        2009            2008            2009            2008           2009           2008             2009            2008
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ---------------
 $ 5,118,800     $ 2,999,612       $ (26,518)      $ (88,690)    $ (105,275)    $ (137,133)     $ 6,329,770       $ 438,533
  (1,511,006)       (712,349)     (1,458,152)        674,759       (382,369)       653,249       (7,575,892)     12,580,637
  21,493,737     (23,192,299)      7,577,688     (12,292,423)     2,752,036     (5,334,799)      42,697,033     (74,541,705)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ---------------
  25,101,531     (20,905,036)      6,093,018     (11,706,354)     2,264,392     (4,818,683)      41,450,911     (61,522,535)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ---------------
   2,257,235       3,446,001         449,196       1,267,574        298,685        430,101        3,880,694       5,281,959
  (2,259,017)    (13,537,792)       (185,177)       (697,422)       (43,413)      (961,356)      (1,024,098)     (9,448,817)
    (376,339)       (353,664)       (101,862)       (101,475)       (43,339)       (40,444)        (471,644)       (445,881)
  (7,115,496)     (9,171,919)     (1,192,763)     (2,225,598)      (407,328)      (869,037)      (6,005,687)    (10,215,246)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ---------------
  (7,493,617)    (19,617,374)     (1,030,606)     (1,756,921)      (195,395)    (1,440,736)      (3,620,735)    (14,827,985)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ---------------
  17,607,914     (40,522,410)      5,062,412     (13,463,275)     2,068,997     (6,259,419)      37,830,176     (76,350,520)
  76,311,056     116,833,466      17,909,767      31,373,042      7,026,353     13,285,772       80,912,088     157,262,608
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ---------------
$ 93,918,970    $ 76,311,056    $ 22,972,179    $ 17,909,767    $ 9,095,350    $ 7,026,353    $ 118,742,264    $ 80,912,088
=============== =============== =============== =============== ============== ============== ================ ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                      MIST LEGG MASON PARTNERS              MIST CLARION GLOBAL               MIST OPPENHEIMER
                                             AGGRESSIVE GROWTH                      REAL ESTATE           CAPITAL APPRECIATION
                                                    SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ -------------------------------- ------------------------------
                                            2009          2008              2009           2008             2009          2008
                                   ---------------- ------------- ----------------- -------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (98,597)   $ (136,911)    $   1,157,410    $   306,865     $    (76,220)   $  112,755
  Net realized gains (losses)           (472,298)     (361,996)       (6,416,235)     4,663,140         (410,103)    1,049,999
  Change in unrealized gains
     (losses) on investments           2,596,986    (4,184,765)       24,706,491    (46,075,399)       2,561,913    (4,405,576)
                                   ---------------- ------------- ----------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 2,026,091    (4,683,672)       19,447,666    (41,105,394)       2,075,590    (3,242,822)
                                   ---------------- ------------- ----------------- -------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                186,747       303,927         2,224,117      6,976,555          600,579       679,433
  Net transfers (including fixed
     account)                            (72,552)     (461,831)          929,990        831,627          792,759       950,214
  Contract charges                       (34,119)      (35,128)         (327,422)      (319,792)         (27,853)      (19,105)
  Transfers for contract benefits
     and terminations                   (541,460)   (1,191,157)       (3,710,446)    (6,207,449)        (415,788)     (570,967)
                                   ---------------- ------------- ----------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (461,384)   (1,384,189)         (883,761)     1,280,941          949,697     1,039,575
                                   ---------------- ------------- ----------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets                   1,564,707    (6,067,861)       18,563,905    (39,824,453)       3,025,287    (2,203,247)
NET ASSETS:
  Beginning of year                    6,784,480    12,852,341        56,822,273     96,646,726        4,237,698     6,440,945
                                   ---------------- ------------- ----------------- -------------- ---------------- -------------
  End of year                      $   8,349,187    $6,784,480    $   75,386,178    $56,822,273    $   7,262,985    $4,237,698
                                   ================ ============= ================= ============== ================ =============

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

         MIST SSGA                                  MIST SSGA                      MIST PIMCO                 MIST BLACKROCK
        GROWTH ETF                      GROWTH AND INCOME ETF        INFLATION PROTECTED BOND                 LARGE CAP CORE
        SUBACCOUNT                                 SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- -------------------------------- ------------------------------- ------------------------------
       2009             2008            2009             2008            2009            2008            2009           2008
-------------- ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
   $ (3,546)         $ 3,564        $ 18,453          $ 3,349     $ 1,095,030       $ 557,744         $ 8,348      $ (92,136)
     27,977          (21,920)        (39,701)          (2,227)       (160,033)       (684,093)       (561,507)       107,755
  1,571,814         (650,489)      2,629,125         (757,012)      6,938,762      (5,318,422)      2,471,455     (5,826,370)
-------------- ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
  1,596,245         (668,845)      2,607,877         (755,890)      7,873,759      (5,444,771)      1,918,296     (5,810,751)
-------------- ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
  1,424,444          186,736       5,392,127          952,611       5,238,622       6,247,597         764,063        961,402
  5,026,615          719,197      10,630,450        1,445,832      15,244,641      36,790,339       1,764,629        (69,303)
    (17,638)         (10,139)        (38,168)         (11,690)       (241,244)       (104,903)        (48,706)       (42,775)
    (69,839)        (203,529)       (416,104)        (155,439)     (3,681,458)     (5,519,346)       (958,511)    (1,297,154)
-------------- ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
  6,363,582          692,265      15,568,305        2,231,314      16,560,561      37,413,687       1,521,475       (447,830)
-------------- ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
  7,959,827           23,420      18,176,182        1,475,424      24,434,320      31,968,916       3,439,771     (6,258,581)
  1,777,166        1,753,746       3,324,661        1,849,237      41,152,323       9,183,407       9,509,002     15,767,583
-------------- ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
$ 9,736,993      $ 1,777,166    $ 21,500,843      $ 3,324,661    $ 65,586,643    $ 41,152,323    $ 12,948,773    $ 9,509,002
============== ================ =============== ================ =============== =============== =============== ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                           MIST                               MIST                             MIST
                                                    JANUS FORTY AMERICAN FUNDS BALANCED ALLOCATION AMERICAN FUNDS GROWTH ALLOCATION
                                                     SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT
                                   ---------------------------- ---------------------------------- ---------------------------------
                                             2009         2008             2009          2008 (a)             2009          2008 (a)
                                   --------------- ------------ ---------------- ----------------- ------------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (486,577) $   792,481  $    (1,136,224) $     1,281,085   $    (2,165,217)   $   3,658,124
  Net realized gains (losses)          (1,694,645)  (5,198,000)         441,169         (172,399)          502,483         (238,749)
  Change in unrealized gains
     (losses) on investments           14,335,390  (12,216,608)      25,628,406       (7,950,392)       55,932,555      (28,254,031)
                                   --------------- ------------ ---------------- ----------------- ------------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 12,154,168  (16,622,127)      24,933,351       (6,841,706)       54,269,821      (24,834,656)
                                   --------------- ------------ ---------------- ----------------- ------------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               4,004,564    8,357,091       30,657,471       18,140,880        47,176,872       55,970,433
  Net transfers (including fixed
     account)                          12,828,922   22,203,189       33,098,848       28,839,462        39,686,994       63,495,107
  Contract charges                       (191,516)     (83,033)        (532,987)         (54,866)       (1,182,343)        (155,595)
  Transfers for contract benefits
     and terminations                  (2,060,530)  (1,428,834)      (2,436,498)        (440,298)       (4,188,083)        (346,676)
                                   --------------- ------------ ---------------- ----------------- ------------------ --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      14,581,440   29,048,413       60,786,834       46,485,178        81,493,440      118,963,269
                                   --------------- ------------ ---------------- ----------------- ------------------ --------------
     Net increase (decrease)
       in net assets                   26,735,608   12,426,286       85,720,185       39,643,472       135,763,261       94,128,613
NET ASSETS:
  Beginning of year                    23,146,879   10,720,593       39,643,472               --        94,128,613               --
                                   --------------- ------------ ---------------- ----------------- ------------------ --------------
  End of year                      $   49,882,487  $23,146,879  $   125,363,657  $    39,643,472   $   229,891,874    $  94,128,613
                                   =============== ============ ================ ================= ================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                              MIST                            MIST                           MIST              MIST MET/FRANKLIN
AMERICAN FUNDS MODERATE ALLOCATION             MET/FRANKLIN INCOME     MET/FRANKLIN MUTUAL SHARES    TEMPLETON FOUNDING STRATEGY
                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
------------------------------------- ------------------------------- ------------------------------ ------------------------------
         2009              2008 (a)          2009          2008 (a)          2009         2008 (a)           2009        2008 (a)
---------------- -------------------- -------------- ---------------- -------------- --------------- --------------- --------------
 $ (1,136,734)         $ 1,425,454      $ (38,020)        $ 23,781      $ (23,504)       $ 15,358      $ (117,098)      $ 67,326
      317,466              (38,296)         1,602          (31,744)        17,743          (2,071)        (19,168)       (34,754)
   21,285,031           (7,317,439)       751,697         (228,728)       536,870        (154,534)      2,740,627     (1,197,946)
---------------- -------------------- -------------- ---------------- -------------- --------------- --------------- --------------
   20,465,763           (5,930,281)       715,279         (236,691)       531,109        (141,247)      2,604,361     (1,165,374)
---------------- -------------------- -------------- ---------------- -------------- --------------- --------------- --------------
   29,001,371           25,268,516        987,078          526,779        474,831         360,820       1,985,023      2,992,206
   33,293,586           27,489,255      1,804,434        1,213,040      1,318,647         469,852       3,480,705      3,367,548
     (476,998)             (30,814)       (11,647)          (1,635)       (10,823)           (311)        (64,666)        (5,690)
   (2,613,037)          (1,286,906)      (186,438)         (40,104)       (49,852)         (8,225)       (307,327)      (101,223)
---------------- -------------------- -------------- ---------------- -------------- --------------- --------------- --------------
   59,204,922           51,440,051      2,593,427        1,698,080      1,732,803         822,136       5,093,735      6,252,841
---------------- -------------------- -------------- ---------------- -------------- --------------- --------------- --------------
   79,670,685           45,509,770      3,308,706        1,461,389      2,263,912         680,889       7,698,096      5,087,467
   45,509,770                   --      1,461,389               --        680,889              --       5,087,467             --
---------------- -------------------- -------------- ---------------- -------------- --------------- --------------- --------------
$ 125,180,455         $ 45,509,770    $ 4,770,095      $ 1,461,389    $ 2,944,801       $ 680,889    $ 12,785,563    $ 5,087,467
================ ==================== ============== ================ ============== =============== =============== ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                       MIST                 AMERICAN FUNDS                 AMERICAN FUNDS
                                       MET/TEMPLETON GROWTH                         GROWTH                  GROWTH-INCOME
                                                 SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   --------------------------- ------------------------------ ------------------------------
                                            2009    2008 (a)          2009            2008           2009            2008
                                   ---------------- ---------- -------------- --------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (9,601)   $  (295)   $(2,986,527)   $ (3,195,098)    $   70,768    $    272,424
  Net realized gains (losses)             12,272     (7,697)    (5,734,510)     49,472,981     (5,425,652)     18,332,843
  Change in unrealized gains
     (losses) on investments             251,414    (77,553)   116,489,591    (272,130,694)    61,197,394    (146,414,330)
                                   ---------------- ---------- -------------- --------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                   254,085    (85,545)   107,768,554    (225,852,811)    55,842,510    (127,809,063)
                                   ---------------- ---------- -------------- --------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                357,232    167,735     15,614,094      25,082,709      6,577,293      12,320,653
  Net transfers (including fixed
     account)                            606,242    168,398      2,216,253         (64,632)       406,408      (5,793,561)
  Contract charges                        (2,385)      (255)    (1,557,660)     (1,475,274)    (1,002,048)       (973,845)
  Transfers for contract benefits
     and terminations                       (169)       531    (21,826,816)    (34,277,593)   (16,174,555)    (26,283,760)
                                   ---------------- ---------- -------------- --------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        960,920    336,409     (5,554,129)    (10,734,790)   (10,192,902)    (20,730,513)
                                   ---------------- ---------- -------------- --------------- -------------- ---------------
     Net increase (decrease)
       in net assets                   1,215,005    250,864    102,214,425    (236,587,601)    45,649,608    (148,539,576)
NET ASSETS:
  Beginning of year                      250,864         --    284,916,547     521,504,148    197,255,085     345,794,661
                                   ---------------- ---------- -------------- --------------- -------------- ---------------
  End of year                      $   1,465,869    $250,864   $387,130,972   $ 284,916,547   $242,904,693   $197,255,085
                                   ================ ========== ============== =============== ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

               AMERICAN FUNDS                    AMERICAN FUNDS
  GLOBAL SMALL CAPITALIZATION                              BOND
                   SUBACCOUNT                        SUBACCOUNT
-------------------------------- ---------------------------------
         2009            2008            2009              2008
---------------- --------------- --------------- -----------------
 $ (1,559,259)   $ (2,468,275)      $ 746,544       $ 1,723,080
   (8,408,747)     19,231,748        (492,115)         (604,171)
   65,080,312    (125,674,139)      4,091,804        (6,130,499)
---------------- --------------- --------------- -----------------
   55,112,306    (108,910,666)      4,346,233        (5,011,590)
---------------- --------------- --------------- -----------------
    4,671,926      10,665,227       3,565,955         4,295,438
    1,400,475           2,877       3,436,820         1,018,511
     (613,758)       (581,535)       (197,568)         (149,351)
   (7,623,116)    (13,382,086)     (2,917,034)       (3,358,382)
---------------- --------------- --------------- -----------------
   (2,164,473)     (3,295,517)      3,888,173         1,806,216
---------------- --------------- --------------- -----------------
   52,947,833    (112,206,183)      8,234,406        (3,205,374)
   95,997,112     208,203,295      39,183,687        42,389,061
---------------- --------------- --------------- -----------------
$ 148,944,945    $ 95,997,112    $ 47,418,093      $ 39,183,687
================ =============== =============== =================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Division of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Metropolitan Series Fund, Inc. ("MSF")* Met Investors Series Trust ("MIST")* American Funds Insurance Series ("American Funds")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2009:

MSF BlackRock Bond Income Subaccount*
MSF BlackRock Money Market Subaccount*
MSF Met/Artisian Mid Cap Value Subaccount*
MSF FI Value Leaders Subaccount*
MSF Loomis Sayles Small Cap Core Subaccount*
MSF Western Asset Management U.S. Government Subaccount*
MSF Western Asset Management Strategic Bond Opportunities Subaccount* MSF MFS Total Return Subaccount*
MSF BlackRock Legacy Large Cap Growth Subaccount*
MSF Davis Venture Value Subaccount*
MSF Jennison Growth Subaccount*
MSF Artio International Stock Subaccount*
MSF BlackRock Strategic Value Subaccount*
MSF FI Mid Cap Opportunities Subaccount
MSF Russell 2000 Index Subaccount
MSF MetLife Stock Index Subaccount
MSF Loomis Sayles Small Cap Growth Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount
MSF MFS Value Subaccount*
MSF BlackRock Large Cap Value Subaccount*
MSF Barclays Capital Aggregate Bond Index Subaccount
MSF Morgan Stanley EAFE Index Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Oppenheimer Global Equity Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Diversified Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation Subaccount
MSF MetLife Aggressive Allocation Subaccount
MIST Legg Mason Value Equity Subaccount*
MIST MFS Research International Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST PIMCO Total Return Subaccount
MIST RCM Technology Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lazard Mid Cap Subaccount

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

MIST Met/AIM Small Cap Growth Subaccount
MIST Harris Oakmark International Subaccount*
MIST Legg Mason Partners Aggressive Growth Subaccount
MIST Clarion Global Real Estate Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MIST SSgA Growth ETF Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST PIMCO Inflation Protected Bond Subaccount
MIST BlackRock Large Cap Core Subaccount
MIST Janus Forty Subaccount
MIST American Funds Balanced Allocation Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation Subaccount
MIST Met/Franklin Income Subaccount
MIST Met/Franklin Mutual Shares Subaccount
MIST Met/Franklin Templeton Founding Strategy Subaccount
MIST Met/Templeton Growth Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
American Funds Global Small Capitalization Subaccount
American Funds Bond Subaccount

* This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

3. PORTFOLIO CHANGES

The following Subaccount ceased operations during the year ended December 31, 2009:

MSF FI Large Cap Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:
Former Name                                             New Name
(MSF) Harris Oakmark Focused Value Portfolio            (MSF) Met/Artisan Mid Cap Value Portfolio
(MSF) Loomis Sayles Small Cap Portfolio                 (MSF) Loomis Sayles Small Cap Core Portfolio
(MSF) Julius Baer International Stock Portfolio         (MSF) Artio International Stock Portfolio
(MSF) Franklin Templeton Small Cap Growth Portfolio     (MSF) Loomis Sayles Small Cap Growth Portfolio
(MSF) Lehman Brothers Aggregate Bond Index Portfolio    (MSF) Barclays Capital Aggregate Bond Index Portfolio

MERGER:

Former Portfolio              New Portfolio

(MSF) FI Large Cap Portfolio  (MSF) BlackRock Legacy Large Cap Growth Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the financial results of the Subaccounts. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return ranges from 3.5 to 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Subaccounts.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable
Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

EARNINGS PRESERVATION BENEFIT -- For an additional charge, the Company will provide this additional death benefit.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk            1.15% - 2.20%
Administrative                        0.10%
Earnings Preservation Benefit         0.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis. For certain Contracts with a value of $50,000 or greater, or for certain other Contracts with a value of $25,000 or greater if net deposits of at least $1,000 are made during the year, this charge may be waived. Some Contracts do not assess this charge for annuitization. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For those contract owners who choose optional living benefit riders, these charges range from .50% to 1.50% of the benefit base and are deducted annually. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
MSF BlackRock Bond Income Subaccount                       1,271,633  137,436,106    15,061,494     24,571,345
MSF BlackRock Money Market Subaccount                      1,337,573  133,757,307    44,616,447     86,456,568
MSF Met/Artisan Mid Cap Value Subaccount                   1,009,575  208,057,985     4,640,404     21,285,133
MSF FI Value Leaders Subaccount                              310,243   54,367,075     2,331,183      7,400,289
MSF Loomis Sayles Small Cap Core Subaccount                  543,095  109,982,815     6,197,537     14,880,646
MSF Western Asset Management U.S. Government
  Subaccount                                               8,887,238  107,306,398    16,840,840     21,440,581
MSF Western Asset Management Strategic Bond Opportunities
  Subaccount                                              10,161,110  121,882,400    14,155,003     23,323,177
MSF MFS Total Return Subaccount                              537,752   73,641,204     4,524,731     10,879,000
MSF BlackRock Legacy Large Cap Growth Subaccount           4,079,524   93,186,179     5,793,996     15,009,157
MSF Davis Venture Value Subaccount                        12,017,160  323,517,223    20,788,184     35,146,892
MSF Jennison Growth Subaccount                             1,041,987   10,817,754     2,997,472      2,078,435
MSF Artio International Stock Subaccount                   7,606,960   82,865,465     6,484,112      7,978,236
MSF BlackRock Strategic Value Subaccount                   9,648,198  145,771,402     7,038,509     10,926,767
MSF FI Mid Cap Opportunities Subaccount                    1,380,788   20,791,855     1,914,849      2,203,662
MSF Russell 2000 Index Subaccount                          4,047,968   48,835,891     4,963,210      5,105,904
MSF MetLife Stock Index Subaccount                         2,605,102   73,571,331     9,936,874      6,461,469
MSF Loomis Sayles Small Cap Core Growth Subaccount         3,312,063   29,571,014     1,607,605      2,012,910
MSF Neuberger Berman Mid Cap Value Subaccount              4,734,509   84,613,465     8,135,595     12,732,634
MSF MFS Value Subaccount                                   4,829,773   60,581,142     5,650,457      4,452,564
MSF BlackRock Large Cap Value Subaccount                   3,782,744   43,251,827     6,801,946      5,218,513
MSF Barclays Capital Aggregate Bond Index Subaccount       7,062,191   74,836,995    11,726,055      8,948,695
MSF Morgan Stanley EAFE Index Subaccount                   4,450,352   52,308,628     5,823,886      5,389,529
MSF MetLife Mid Cap Stock Index Subaccount                 3,934,976   47,457,876     5,724,310      4,104,033
MSF T. Rowe Price Large Cap Growth Subaccount              3,058,837   40,403,423     3,125,919      2,156,163
MSF T. Rowe Price Small Cap Growth Subaccount              1,143,335   15,439,034     2,108,861      1,045,602
MSF Oppenheimer Global Equity Subaccount                   1,445,331   21,444,592     2,840,575      1,656,877
MSF BlackRock Aggressive Growth Subaccount                   747,074   13,781,281    10,230,443      7,133,409
MSF BlackRock Diversified Subaccount                         549,401    8,796,328     1,896,767      1,191,903
MSF MetLife Conservative Allocation Subaccount             6,712,607   68,697,357    34,791,100      8,667,858
MSF MetLife Conservative to Moderate Allocation
  Subaccount                                              14,132,834  147,065,615    35,762,670     12,922,400
MSF MetLife Moderate Allocation Subaccount                48,907,869  523,840,959    75,601,836     20,059,170
MSF MetLife Moderate to Aggressive Allocation Subaccount  64,291,616  723,257,292    60,216,196     31,749,783
MSF MetLife Aggressive Allocation Subaccount               3,067,184   33,690,569     5,015,895      3,610,072
MSF Legg Mason Value Equity Subaccount                     2,280,000   21,290,730     1,058,764      2,616,105
MIST MFS Research International Subaccount                 8,005,356   90,286,863     8,862,940      7,067,662
MIST T. Rowe Price Mid Cap Growth Subaccount               9,158,648   70,318,406     3,582,461      5,456,144
MIST PIMCO Total Return Subaccount                        24,424,463  278,589,741    54,052,214     22,665,943
MIST RCM Technology Subaccount                             5,588,006   23,372,159     4,213,923      2,837,838
MIST Lord Abbett Bond Debenture Subaccount                 7,736,336   91,492,054     9,975,484     12,350,743
MIST Lazard Mid Cap Subaccount                             2,470,145   30,236,964     1,180,991      2,238,782
MIST Met/AIM Small Cap Growth Subaccount                     826,869   10,187,045       831,388      1,132,717
MIST Harris Oakmark International Subaccount               9,962,541  142,790,583    15,728,992     13,020,986
MIST Legg Mason Partners Aggressive Growth Subaccount      1,398,548   10,256,443       365,752        926,532
MIST Clarion Global Real Estate Subaccount                 7,893,854  106,824,886     7,653,492      7,380,320
MIST Oppenheimer Capital Appreciation Subaccount           1,299,308    8,744,611     1,735,623        862,593
MIST SSgA Growth ETF Subaccount                              989,543    8,764,556     7,564,564      1,204,910
MIST SSgA Growth and Income ETF Subaccount                 2,083,424   19,592,893    17,500,303      1,913,890
MIST PIMCO Inflation Protected Bond Subaccount             5,892,787   63,472,831    22,358,659      4,703,695
MIST BlackRock Large Cap Core Subaccount                   1,677,330   16,162,468     2,651,919      1,122,703
MIST Janus Forty Subaccount                                  802,358   47,280,400    19,310,979      5,216,858
MIST American Funds Balanced Allocation Subaccount        14,213,573  107,685,704    65,845,880      6,195,644
MIST American Funds Growth Allocation Subaccount          27,933,407  202,213,414    90,250,152     10,922,059
MIST American Funds Moderate Allocation Subacount         13,562,353  111,212,928    63,056,403      4,988,558

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                          FOR THE YEAR ENDED
                                                        AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                        ----------------------- ----------------------------
                                                                                      COST OF       PROCEEDS
                                                           SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                        --------- ------------- ------------- --------------
MIST Met/Franklin Income Subaccount                       474,179     4,247,272     2,905,182        349,942
MIST Met/Franklin Mutual Shares Subaccount                364,468     2,562,565     2,149,303        440,095
MIST Met/FranklinTempleton Founding Strategy Subaccount 1,426,973    11,243,002     5,914,961        938,497
MIST Met/Templeton Growth Subaccount                      167,536     1,292,079     1,100,905        149,732
American Funds Growth Subaccount                        8,397,640   412,818,489    15,139,771     23,680,907
American Funds Growth-Income Subaccount                 7,790,405   262,323,213     8,515,918     18,638,593
American Funds Global Small Capitalization Subaccount   8,391,272   175,302,960    10,523,999     14,248,287
American Funds Bond Subaccount                          4,635,209    51,067,733     8,128,480      3,494,393

This page is intentionally left blank.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                             MSF BLACKROCK             MSF BLACKROCK           MSF MET/ARTISAN
                                               BOND INCOME              MONEY MARKET             MID CAP VALUE
                                                SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                  ------------------------ ------------------------- -------------------------
                                        2009          2008       2009           2008       2009           2008
                                  ---------- ------------- ---------- -------------- ---------- --------------
Units beginning of year           29,163,171    37,848,416 72,455,447     51,919,410 61,110,701     71,713,206
Units issued and transferred
  from other funding options       2,946,403     2,584,072 35,414,371     78,701,368  3,751,142      8,307,638
Units redeemed and transferred to
  other funding options           (6,435,865) (11,269,317) (52,353,545) (58,165,331) (10,941,675) (18,910,143)
                                  ------------------------ ------------ ------------ ------------ ------------
Units end of year                 25,673,709    29,163,171 55,516,273     72,455,447 53,920,168     61,110,701
                                  ========== ============= ========== ============== ========== ==============

                                          MSF WESTERN ASSET
                                       MANAGEMENT STRATEGIC                      MSF               MSF BLACKROCK
                                         BOND OPPORTUNITIES         MFS TOTAL RETURN     LEGACY LARGE CAP GROWTH
                                                 SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
                                  ------------------------- --------------------------- ------------------------
                                        2009           2008       2009          2008          2009          2008
                                  ---------- -------------- ------------- ------------- ---------- -------------
Units beginning of year           62,330,835     79,377,079 12,776,080    14,896,511    37,364,505    44,525,146
Units issued and transferred
  from other funding options       3,839,846      6,638,576  1,368,104     2,125,621     3,780,589     3,982,595
Units redeemed and transferred to
  other funding options           (13,490,493) (23,684,820) (2,615,469)   (4,246,052)   (7,480,971) (11,143,236)
                                  ------------ ------------ ------------- ------------- ----------- ------------
Units end of year                 52,680,188     62,330,835 11,528,715    12,776,080    33,664,123    37,364,505
                                  ========== ============== ============= ============= ========== =============

                                              MSF BLACKROCK                   MSF FI                 MSF RUSSELL
                                            STRATEGIC VALUE    MID CAP OPPORTUNITIES                  2000 INDEX
                                                 SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
                                  ------------------------- --------------------------- ------------------------
                                        2009           2008       2009          2008          2009          2008
                                  ---------- -------------- ------------- ------------- ---------- -------------
Units beginning of year           68,553,688     80,963,253 14,194,190    14,356,332    29,989,635    32,970,251
Units issued and transferred
  from other funding options       8,051,806      6,919,071  3,070,055     4,498,167     5,855,640     7,269,164
Units redeemed and transferred to
  other funding options           (11,249,362) (19,328,636) (3,151,881)   (4,660,309)   (6,829,540) (10,249,780)
                                  ------------ ------------ ------------- ------------- ----------- ------------
Units end of year                 65,356,132     68,553,688 14,112,364    14,194,190    29,015,735    29,989,635
                                  ========== ============== ============= ============= ========== =============

                                                                      MSF BLACKROCK         MSF BARCLAYS CAPITAL
                                             MSF MFS VALUE          LARGE CAP VALUE         AGGREGATE BOND INDEX
                                                SUBACCOUNT               SUBACCOUNT                   SUBACCOUNT
                                  ------------------------ --------------------------- -------------------------
                                        2009          2008       2009          2008          2009           2008
                                  ---------- ------------- ------------- ------------- ---------- --------------
Units beginning of year           46,854,335    50,012,916 32,196,008    31,646,231    51,142,131     62,549,911
Units issued and transferred
  from other funding options       9,216,840    54,044,459 10,325,868    10,119,129    10,782,264     11,870,928
Units redeemed and transferred to
  other funding options           (7,245,901) (57,203,040) (8,123,107)   (9,569,352)   (11,368,623) (23,278,708)
                                  ----------- ------------ ------------- ------------- ------------ ------------
Units end of year                 48,825,274    46,854,335 34,398,769    32,196,008    50,555,772     51,142,131
                                  ========== ============= ============= ============= ========== ==============

(a) For the period April 28, 2008 to December 31, 2008.

                  MSF FI           MSF LOOMIS SAYLES          MSF WESTERN ASSET
           VALUE LEADERS              SMALL CAP CORE MANAGEMENT U.S. GOVERNMENT
              SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
--------------------------- ------------------------ --------------------------
      2009          2008          2009          2008       2009            2008
------------- ------------- ---------- ------------- ---------- ---------------
19,274,964    24,137,044    35,388,955    40,696,231 66,428,685      80,492,341
 1,346,637     1,958,038     4,708,102     5,386,978 12,543,244      11,229,143
(4,188,412)   (6,820,118)   (7,894,001) (10,694,254) (17,320,185)  (25,292,799)
------------- ------------- ----------- ------------ ------------ -------------
16,433,189    19,274,964    32,203,056    35,388,955 61,651,744      66,428,685
============= ============= ========== ============= ========== ===============

                MSF DAVIS             MSF JENNISON                   MSF ARTIO
            VENTURE VALUE                   GROWTH         INTERNATIONAL STOCK
               SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
------------------------- --------------------------- ------------------------
       2009          2008       2009          2008          2009          2008
----------- ------------- ------------- ------------- ---------- -------------
115,239,430   126,513,025 21,208,392    24,416,455    54,199,131    57,370,727
 14,205,626    14,917,518  8,983,391     3,355,672     8,699,516    10,875,477
(19,340,067) (26,191,113) (6,242,460)   (6,563,735)   (9,169,131) (14,047,073)
------------ ------------ ------------- ------------- ----------- ------------
110,104,989   115,239,430 23,949,323    21,208,392    53,729,516    54,199,131
=========== ============= ============= ============= ========== =============

             MSF METLIFE           MSF LOOMIS SAYLES         MSF NEUBERGER BERMAN
             STOCK INDEX            SMALL CAP GROWTH                MID CAP VALUE
              SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
--------------------------- --------------------------- -------------------------
      2009          2008          2009          2008          2009           2008
------------- ------------- ------------- ------------- ---------- --------------
18,455,622    19,936,170    28,824,594    30,101,390    39,367,292     40,063,936
 4,472,435     2,951,817     4,563,738     5,860,637     8,295,581     11,807,126
(3,662,018)   (4,432,365)   (4,743,195)   (7,137,433)   (10,731,990) (12,503,770)
------------- ------------- ------------- ------------- ------------ ------------
19,266,039    18,455,622    28,645,137    28,824,594    36,930,883     39,367,292
============= ============= ============= ============= ========== ==============

      MSF MORGAN STANLEY              MSF METLIFE           MSF T. ROWE PRICE
              EAFE INDEX      MID CAP STOCK INDEX            LARGE CAP GROWTH
              SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
------------------------ --------------------------- ---------------------------
      2009          2008       2009          2008          2009          2008
---------- ------------- ------------- ------------- ------------- -------------
41,418,296    42,853,330 30,211,337    31,636,578    30,419,260    28,363,939
 7,763,527     9,114,266  6,589,884     6,184,209     5,570,149     7,818,088
(8,338,419) (10,549,300) (6,126,349)   (7,609,450)   (4,239,228)   (5,762,767)
----------- ------------ ------------- ------------- ------------- -------------
40,843,404    41,418,296 30,674,872    30,211,337    31,750,181    30,419,260
========== ============= ============= ============= ============= =============

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                         MSF T. ROWE PRICE           MSF OPPENHEIMER           MSF BLACKROCK
                                          SMALL CAP GROWTH             GLOBAL EQUITY       AGGRESSIVE GROWTH
                                                SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                  --------------------------- ------------------------- -----------------------
                                        2009          2008         2009         2008        2009        2008
                                  ------------- ------------- ------------ ------------ ----------- -----------
Units beginning of year            8,988,989     7,671,338    1,100,644    1,150,197     267,266     248,220
Units issued and transferred
  from other funding options       2,449,940     3,332,644      280,973      373,290     419,232     202,135
Units redeemed and transferred to
  other funding options           (1,658,543)   (2,014,993)    (206,796)    (422,843)   (267,751)   (183,089)
                                  ------------- ------------- ------------ ------------ ----------- -----------
Units end of year                  9,780,386     8,988,989    1,174,821    1,100,644     418,747     267,266
                                  ============= ============= ============ ============ =========== ===========

                                                                           MSF METLIFE
                                               MSF METLIFE                 MODERATE TO               MSF METLIFE
                                       MODERATE ALLOCATION       AGGRESSIVE ALLOCATION     AGGRESSIVE ALLOCATION
                                                SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2009          2008          2009          2008         2009         2008
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units beginning of year           40,952,008    29,780,745    58,174,135    44,958,120    2,708,136    2,531,910
Units issued and transferred
  from other funding options      10,871,340    17,384,741     9,542,389    21,079,876      697,383      772,752
Units redeemed and transferred to
  other funding options           (6,095,204)   (6,213,478)   (7,439,454)   (7,863,861)    (520,086)    (596,526)
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units end of year                 45,728,144    40,952,008    60,277,070    58,174,135    2,885,433    2,708,136
                                  ============= ============= ============= ============= ============ ============

                                                 MIST PIMCO                  MIST RCM          MIST LORD ABBETT
                                               TOTAL RETURN                TECHNOLOGY            BOND DEBENTURE
                                                 SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                         2009          2008       2009           2008       2009           2008
                                  ----------- ------------- ---------- -------------- ---------- --------------
Units beginning of year           185,233,739   209,783,022 34,770,839     34,434,376 49,449,521     60,864,412
Units issued and transferred
  from other funding options       38,743,214    43,088,540 13,613,735     16,638,686  6,023,882      6,061,345
Units redeemed and transferred to
  other funding options           (36,460,281) (67,637,823) (10,810,204) (16,302,223) (10,407,004) (17,476,236)
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units end of year                 187,516,672   185,233,739 37,574,370     34,770,839 45,066,399     49,449,521
                                  =========== ============= ========== ============== ========== ==============

                                  MIST LEGG MASON PARTNERS         MIST CLARION GLOBAL        MIST OPPENHEIMER
                                         AGGRESSIVE GROWTH                 REAL ESTATE    CAPITAL APPRECIATION
                                                SUBACCOUNT                  SUBACCOUNT              SUBACCOUNT
                                  --------------------------- --------------------------- -----------------------
                                        2009          2008          2009          2008        2009        2008
                                  ------------- ------------- ------------- ------------- ----------- -----------
Units beginning of year           14,201,692    16,184,284     6,042,201     5,915,463     766,887     622,067
Units issued and transferred
  from other funding options       1,364,554     1,624,864     1,206,545     1,634,618     386,875     462,591
Units redeemed and transferred to
  other funding options           (2,245,062)   (3,607,456)   (1,224,047)   (1,507,880)   (227,808)   (317,771)
                                  ------------- ------------- ------------- ------------- ----------- -----------
Units end of year                 13,321,184    14,201,692     6,024,699     6,042,201     925,954     766,887
                                  ============= ============= ============= ============= =========== ===========

(a) For the period April 28, 2008 to December 31, 2008.

                                                                MSF METLIFE
      MSF BLACKROCK                 MSF METLIFE             CONSERVATIVE TO
        DIVERSIFIED     CONSERVATIVE ALLOCATION         MODERATE ALLOCATION
         SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
---------------------- --------------------------- ---------------------------
   2009        2008          2009          2008          2009          2008
---------- ----------- ------------- ------------- ------------- -------------
197,641     241,306     3,959,554     1,945,907    11,335,634     8,478,778
 62,697      88,168     3,852,357     3,760,132     4,504,982     5,819,381
(48,107)   (131,833)   (1,423,375)   (1,746,485)   (2,515,286)   (2,962,525)
---------- ----------- ------------- ------------- ------------- -------------
212,231     197,641     6,388,536     3,959,554    13,325,330    11,335,634
========== =========== ============= ============= ============= =============

         MIST LEGG MASON                     MIST MFS        MIST T. ROWE PRICE
            VALUE EQUITY       RESEARCH INTERNATIONAL            MID CAP GROWTH
              SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
--------------------------- ------------------------- -------------------------
      2009          2008          2009           2008       2009           2008
------------- ------------- ---------- -------------- ---------- --------------
24,069,403    27,291,345    53,905,057     43,741,192 84,110,778     85,048,961
 1,824,683     4,798,632    12,355,564     21,218,984 13,498,830     18,129,001
(5,170,983)   (8,020,574)   (10,900,968) (11,055,119) (15,245,428) (19,067,184)
------------- ------------- ------------ ------------ ------------ ------------
20,723,103    24,069,403    55,359,653     53,905,057 82,364,180     84,110,778
============= ============= ========== ============== ========== ==============

             MIST LAZARD                MIST MET/AIM          MIST HARRIS OAKMARK
                 MID CAP            SMALL CAP GROWTH                INTERNATIONAL
              SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
--------------------------- --------------------------- -------------------------
      2009          2008          2009          2008          2009           2008
------------- ------------- ------------- ------------- ---------- --------------
18,663,616    19,911,171     7,228,054     8,263,536    70,703,349     80,210,908
 2,114,605     3,521,596     1,226,331     1,471,093    11,541,087     12,742,623
(3,047,363)   (4,769,151)   (1,372,921)   (2,506,575)   (14,457,078) (22,250,182)
------------- ------------- ------------- ------------- ------------ ------------
17,730,858    18,663,616     7,081,464     7,228,054    67,787,358     70,703,349
============= ============= ============= ============= ========== ==============

          MIST SSGA                MIST SSGA                  MIST PIMCO
         GROWTH ETF    GROWTH AND INCOME ETF    INFLATION PROTECTED BOND
         SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
---------------------- ------------------------ ---------------------------
    2009       2008         2009        2008          2009          2008
----------- ---------- ------------ ----------- ------------- -------------
 225,076    147,182      386,418     158,978     3,684,506       756,401
 918,165    149,015    1,955,181     289,703     2,383,416     5,159,637
(174,240)   (71,121)    (315,150)    (62,263)   (1,030,186)   (2,231,532)
----------- ---------- ------------ ----------- ------------- -------------
 969,001    225,076    2,026,449     386,418     5,037,736     3,684,506
=========== ========== ============ =========== ============= =============

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                                       MIST
                                          MIST BLACKROCK                    MIST             AMERICAN FUNDS
                                          LARGE CAP CORE             JANUS FORTY        BALANCED ALLOCATION
                                              SUBACCOUNT              SUBACCOUNT                 SUBACCOUNT
                                  ------------------------- ----------------------- --------------------------
                                       2009         2008        2009        2008          2009      2008 (a)
                                  ------------ ------------ ----------- ----------- ------------- ------------
Units beginning of year           1,923,929    1,980,892     222,631      60,615     5,648,899           --
Units issued and transferred
  from other funding options        713,680      432,989     218,402     318,295    10,149,507    6,126,361
Units redeemed and transferred to
  other funding options            (417,713)    (489,952)   (101,449)   (156,279)   (1,806,068)    (477,462)
                                  ------------ ------------ ----------- ----------- ------------- ------------
Units end of year                 2,219,896    1,923,929     339,584     222,631    13,992,338    5,648,899
                                  ============ ============ =========== =========== ============= ============

                                                                                  MIST
                                                        MIST    MET/FRANKLIN TEMPLETON                    MIST
                                  MET/FRANKLIN MUTUAL SHARES         FOUNDING STRATEGY    MET/TEMPLETON GROWTH
                                                  SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                  ----------------------------- ------------------------- -----------------------
                                     2009            2008 (a)        2009      2008 (a)      2009      2008 (a)
                                  ---------- ------------------ ------------ ------------ ---------- ------------
Units beginning of year           103,091                 --      722,735           --     38,148           --
Units issued and transferred
  from other funding options      338,806            117,362      894,068      817,146    154,807       44,134
Units redeemed and transferred to
  other funding options           (80,210)           (14,271)    (185,863)     (94,411)   (22,748)      (5,986)
                                  ---------- ------------------ ------------ ------------ ---------- ------------
Units end of year                 361,687            103,091    1,430,940      722,735    170,207       38,148
                                  ========== ================== ============ ============ ========== ============

                                          AMERICAN FUNDS
                                                    BOND
                                              SUBACCOUNT
                                  -------------------------
                                       2009         2008
                                  ------------ ------------
Units beginning of year           2,820,871    2,725,211
Units issued and transferred
  from other funding options        810,418    1,019,649
Units redeemed and transferred to
  other funding options            (559,494)    (923,989)
                                  ------------ ------------
Units end of year                 3,071,795    2,820,871
                                  ============ ============

(a) For the period April 28, 2008 to December 31, 2008.

                    MIST                       MIST
          AMERICAN FUNDS             AMERICAN FUNDS                   MIST
       GROWTH ALLOCATION        MODERATE ALLOCATION    MET/FRANKLIN INCOME
              SUBACCOUNT                 SUBACCOUNT             SUBACCOUNT
--------------------------- -------------------------- ----------------------
      2009       2008 (a)         2009      2008 (a)      2009     2008 (a)
------------- ------------- ------------- ------------ ---------- -----------
14,787,614            --     5,916,003           --    183,001          --
15,564,104    15,341,889     8,725,265    6,389,309    356,282     221,977
(3,063,082)     (554,275)   (1,288,836)    (473,306)   (65,888)    (38,976)
------------- ------------- ------------- ------------ ---------- -----------
27,288,636    14,787,614    13,352,432    5,916,003    473,395     183,001
============= ============= ============= ============ ========== ===========

          AMERICAN FUNDS              AMERICAN FUNDS                 AMERICAN FUNDS
                  GROWTH               GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
              SUBACCOUNT                  SUBACCOUNT                     SUBACCOUNT
--------------------------- --------------------------- ---------------------------
      2009          2008          2009          2008          2009             2008
------------- ------------- ------------- ------------- ---------- ----------------
30,541,557    30,902,914    28,113,175    30,234,841    60,515,499       60,105,854
 3,907,646     5,179,349     2,764,485     3,906,135    11,313,887       15,991,021
(4,292,335)   (5,540,706)   (4,134,907)   (6,027,801   (12,749,832)     (15,581,376)
------------- ------------- ------------- ------------- ----------- ----------------
30,156,868    30,541,557    26,742,753    28,113,175    59,079,554       60,515,499
============= ============= ============= ============= ========== ================

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the periods presented in the five years ended December 31, 2009:

                                           AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------------ --------------------------------------------------
                                               UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------- ------------- ----------- ------------- ---------------- -------------------
MSF BlackRock Bond Income      2009 25,673,709   4.02 - 5.36 131,074,537          6.91      1.15 - 2.20      6.80 - 7.99
  Subaccount                   2008 29,163,171   3.76 - 4.97 138,196,714          5.15      1.15 - 2.20   (5.77) - (4.73)
                               2007 37,848,416   3.99 - 5.21 188,538,179          3.13      1.15 - 2.20      3.70 - 4.86
                               2006 42,257,238   3.85 - 4.97 201,476,868          5.58      1.15 - 2.20      1.88 - 3.02
                               2005 45,218,518   3.78 - 4.83 209,882,882          3.90      1.15 - 2.20    (0.06) - 1.00
MSF BlackRock Money Market     2009 55,516,273   1.91 - 2.55 133,756,938          0.30      1.15 - 2.20   (1.95) - (0.89)
  Subaccount                   2008 72,455,447   1.95 - 2.58 175,596,721          2.57      1.15 - 2.20      0.36 - 1.47
                               2007 51,919,410   1.94 - 2.54 124,216,947          4.77      1.15 - 2.20      2.52 - 3.66
                               2006 46,380,195   1.90 - 2.45 108,195,190          4.53      1.15 - 2.20      2.28 - 3.41
                               2005 46,087,366   1.85 - 2.37 104,053,537          2.65      1.15 - 2.20      0.41 - 2.00
MSF Met/Artisian Mid Cap       2009 53,920,168   2.32 - 2.83 147,509,408          0.96      1.15 - 2.20    38.18 - 39.69
  Value Subaccount             2008 61,110,701   1.68 - 2.03 119,975,567          0.20      1.15 - 2.20 (47.31) - (46.70)
                               2007 71,713,206   3.19 - 3.80 264,883,411          0.46      1.15 - 2.20  (10.66) - (8.05)
                               2006 82,907,605   3.51 - 4.14 334,052,554          0.21      1.15 - 2.20     2.07 - 11.01
                               2005 93,231,200   3.20 - 3.73 339,522,957          0.02      1.15 - 2.20      7.00 - 9.00
MSF FI Value Leaders           2009 16,433,189   2.01 - 2.43  38,902,963          2.81      1.15 - 2.20    18.82 - 20.27
  Subaccount                   2008 19,274,964   1.69 - 2.02  38,020,425          1.89      1.15 - 2.20 (40.43) - (39.73)
                               2007 24,137,044   2.84 - 3.35  79,141,056          0.92      1.15 - 2.20    (3.88) - 2.85
                               2006 29,699,459   2.79 - 3.26  94,943,256          1.08      1.15 - 2.20     2.32 - 10.49
                               2005 33,513,120   2.55 - 2.95  97,295,000          1.12      1.15 - 2.20      8.00 - 9.00
MSF Loomis Sayles Small Cap    2009 32,203,056   2.51 - 3.00  93,971,021          0.13      1.15 - 2.20    27.11 - 28.55
  Core Subaccount              2008 35,388,955   1.98 - 2.33  80,476,762            --      1.15 - 2.20 (37.45) - (36.73)
                               2007 40,696,231   3.16 - 3.69 146,628,388          0.04      1.15 - 2.20     1.80 - 10.45
                               2006 44,260,169   2.90 - 3.34 145,000,023            --      1.15 - 2.20     1.79 - 15.18
                               2005 47,344,581   2.54 - 2.90 135,073,486            --      1.15 - 2.20      4.00 - 6.00
MSF Western Asset Management   2009 61,651,744   1.48 - 1.76 105,046,251          4.50      1.15 - 2.20      1.79 - 2.99
   U.S. Government Subaccount  2008 66,428,685   1.45 - 1.71 110,130,365          4.19      1.15 - 2.20   (2.70) - (1.57)
                               2007 80,492,341   1.49 - 1.73 135,932,642          2.62      1.15 - 2.20      1.19 - 2.95
                               2006 88,715,827   1.47 - 1.69 145,922,745          3.21      1.15 - 2.20      0.04 - 2.79
                               2005 91,018,060   1.44 - 1.64 146,025,572          1.27      1.15 - 2.20    (1.00) - 0.04
MSF Western Asset Management   2009 52,680,188   2.04 - 2.42 123,432,693          6.73      1.15 - 2.20    29.02 - 30.49
  Strategic Bond Opportunities 2008 62,330,835   1.58 - 1.86 112,219,695          4.08      1.15 - 2.20 (17.07) - (16.09)
  Subaccount                   2007 79,377,079   1.90 - 2.21 170,796,840          2.58      1.15 - 2.20      0.74 - 2.69
                               2006 79,919,273   1.88 - 2.15 168,028,848          4.88      1.15 - 2.20      0.28 - 3.66
                               2005 81,967,316   1.83 - 2.08 166,715,251          3.02      1.15 - 2.20      0.34 - 2.00
MSF MFS Total Return           2009 11,528,715  3.42 - 42.91  64,884,478          4.15      1.15 - 2.20    15.72 - 16.96
  Subaccount                   2008 12,776,080  2.96 - 36.73  63,558,071          3.49      1.15 - 2.20 (24.04) - (23.24)
                               2007 14,896,511  3.89 - 47.90 102,700,491          2.00      1.15 - 2.20      1.84 - 2.92
                               2006 14,713,464  3.82 - 46.59 107,388,528          3.36      1.15 - 2.20     9.50 - 11.12
                               2005 14,111,655  3.49 - 42.14 104,827,981          1.55      1.15 - 2.20      1.00 - 2.00

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                           AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ------------------------------------- --------------------------------------------------
                                               UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ------------- ----------- ------------- ---------------- -------------------
MSF BlackRock Legacy Large    2009  33,664,123   1.41 - 2.83  93,156,964          0.56      1.15 - 2.20    33.52 - 35.05
  Cap Growth Subaccount       2008  37,364,505   1.05 - 2.09  76,715,092          0.39      1.15 - 2.20 (38.08) - (37.36)
                              2007  44,525,146   1.67 - 3.34 146,247,396          0.16      1.15 - 2.20    15.84 - 17.18
                              2006  54,228,166   1.41 - 2.85 152,339,863          0.09      1.15 - 2.20      0.07 - 2.81
                              2005  65,761,834   2.45 - 2.77 180,038,176          0.37      1.15 - 2.20      4.00 - 6.00
MSF Davis Venture Value       2009 110,104,989   2.65 - 3.16 337,050,032          1.39      1.15 - 2.20    28.79 - 30.36
  Subaccount                  2008 115,239,430   2.06 - 2.42 271,394,469          1.21      1.15 - 2.20 (40.84) - (40.15)
                              2007 126,513,025   3.48 - 4.05 499,204,834          0.69      1.15 - 2.20    (1.31) - 3.23
                              2006 137,481,362   3.41 - 3.92 527,218,129          0.75      1.15 - 2.20     2.96 - 13.10
                              2005 140,200,104   3.05 - 3.47 477,062,681          0.60      1.15 - 2.20      8.00 - 9.00
MSF Jennison Growth           2009  23,949,323   0.43 - 0.48  11,320,650          0.06      1.15 - 2.20    36.59 - 38.51
  Subaccount                  2008  21,208,392   0.32 - 0.35   7,271,669          2.37      1.15 - 2.20 (37.96) - (37.27)
  (Commenced 5/1/2005)        2007  24,416,455   0.51 - 0.56  13,381,333          0.34      1.15 - 2.20     5.87 - 10.26
                              2006  27,016,307   0.47 - 0.50  13,463,903            --      1.15 - 2.20      0.30 - 1.78
                              2005  26,629,896   0.47 - 0.50  13,110,813            --      1.15 - 2.20    19.00 - 20.00
MSF Artio International Stock 2009  53,729,516   1.11 - 1.37  71,235,575          0.51      1.15 - 2.20    19.14 - 20.60
  Subaccount                  2008  54,199,131   0.93 - 1.14  59,703,791          3.01      1.15 - 2.20 (45.46) - (44.84)
                              2007  57,370,727   1.70 - 2.06 114,872,336          0.97      1.15 - 2.20      0.56 - 8.94
                              2006  65,111,023   1.58 - 1.89 120,118,489          1.35      1.15 - 2.20     4.66 - 14.93
                              2005  66,228,550   1.39 - 1.65 106,709,238          0.54      1.15 - 2.20    15.00 - 16.00
MSF BlackRock Strategic Value 2009  65,356,132   1.27 - 1.41  90,487,549          0.93      1.15 - 2.20    10.38 - 11.65
  Subaccount                  2008  68,553,688   1.15 - 1.26  85,176,138          0.35      1.15 - 2.20 (39.90) - (39.21)
                              2007  80,963,253   1.91 - 2.08 165,742,039          0.16      1.15 - 2.20   (9.18) - (4.69)
                              2006  93,167,774   2.02 - 2.18 200,515,108          0.19      1.15 - 2.20     2.31 - 15.31
                              2005 105,506,622   1.78 - 1.89 197,382,721            --      1.15 - 2.20      2.00 - 3.00
MSF FI Mid Cap Opportunities  2009  14,112,364   1.06 - 1.22  16,735,052          1.21      1.15 - 2.20    30.74 - 32.03
  Subaccount                  2008  14,194,190   0.81 - 0.92  12,765,948          0.11      1.15 - 2.20 (56.41) - (55.94)
                              2007  14,356,332   1.87 - 2.09  29,351,347            --      1.15 - 2.20      5.75 - 6.87
                              2006  15,171,119   1.76 - 1.96  29,084,040            --      1.15 - 2.20     9.14 - 10.29
                              2005  15,576,296   1.62 - 1.77  27,125,048            --      1.15 - 2.20      4.00 - 5.00
MSF Russell 2000 Index        2009  29,015,735   1.32 - 1.49  42,220,045          1.77      1.15 - 2.20    22.88 - 24.25
  Subaccount                  2008  29,989,635   1.07 - 1.20  35,157,087          0.99      1.15 - 2.20 (35.03) - (34.34)
                              2007  32,970,251   1.66 - 1.82  59,051,027          0.72      1.15 - 2.20   (3.86) - (2.83)
                              2006  35,649,948   1.72 - 1.88  65,806,953          0.62      1.15 - 2.20    15.03 - 16.24
                              2005  35,268,839   1.50 - 1.61  56,096,946          0.55      1.15 - 2.20      2.00 - 3.00
MSF MetLife Stock Index       2009  19,266,039   2.92 - 3.59  66,716,540          2.45      1.15 - 2.20    23.17 - 24.45
  Subaccount                  2008  18,455,622   2.37 - 2.88  51,285,082          1.72      1.15 - 2.20 (38.63) - (37.98)
                              2007  19,936,170   3.86 - 4.65  89,260,045          0.85      1.15 - 2.20      2.68 - 3.77
                              2006  22,687,923   3.76 - 4.48  98,055,747          1.73      1.15 - 2.20    12.69 - 13.87
                              2005  23,431,135   3.34 - 3.93  89,010,624          1.41      1.15 - 2.20      2.00 - 3.00
MSF Loomis Sayles Small Cap   2009  28,645,137   0.77 - 0.85  23,879,768            --      1.15 - 2.20    26.92 - 28.22
  Growth Subaccount           2008  28,824,594   0.61 - 0.66  18,765,106            --      1.15 - 2.20 (42.59) - (41.98)
                              2007  30,101,390   1.06 - 1.14  33,802,618            --      1.15 - 2.20      2.03 - 3.12
                              2006  31,977,049   1.04 - 1.10  34,872,011            --      1.15 - 2.20      7.34 - 8.47
                              2005  31,149,246   0.97 - 1.02  31,358,177            --      1.15 - 2.20      2.00 - 3.00

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                           AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------------ --------------------------------------------------
                                               UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------- ------------- ----------- ------------- ---------------- -------------------
MSF Neuberger Berman Mid Cap   2009 36,930,883   1.84 - 2.07  74,947,109          1.31      1.15 - 2.20    44.54 - 46.12
  Value Subaccount             2008 39,367,292   1.27 - 1.42  54,762,157          0.55      1.15 - 2.20 (48.63) - (48.08)
                               2007 40,063,936   2.48 - 2.73 107,356,582          0.31      1.15 - 2.20      0.93 - 2.00
                               2006 39,366,520   2.46 - 2.67 103,484,762          0.26      1.15 - 2.20      8.78 - 9.93
                               2005 34,556,886   2.27 - 2.43  82,800,242          0.11      1.15 - 2.20     9.00 - 11.00
MSF MFS Value Subaccount       2009 48,825,274   0.99 - 1.13  53,796,684            --      1.15 - 2.20    17.93 - 19.34
                               2008 46,854,335   0.84 - 0.95  43,351,550          1.65      1.15 - 2.20  (30.64) - (6.07)
                               2007 50,012,916   1.30 - 1.44  70,656,174          0.62      1.15 - 2.20   (9.52) - (5.03)
                               2006 53,120,960   1.38 - 1.52  79,205,511          0.60      1.15 - 2.20     3.39 - 16.59
                               2005 53,370,053   1.20 - 1.30  68,410,066          0.53      1.15 - 2.20   (4.00) - (3.00)
MSF BlackRock Large Cap        2009 34,398,769   0.97 - 1.06  35,655,650          1.40      1.15 - 2.20      8.54 - 9.89
  Value Subaccount             2008 32,196,008   0.89 - 0.96  30,434,420          0.61      1.15 - 2.20 (36.53) - (35.78)
                               2007 31,646,231   1.40 - 1.50  46,695,320          0.82      1.15 - 2.20      0.87 - 2.08
                               2006 26,619,382   1.39 - 1.47  38,580,534          1.07      1.15 - 2.20    16.54 - 17.84
                               2005 21,910,359   1.19 - 1.24  27,018,795          0.81      1.15 - 2.20      3.00 - 4.00
MSF Barclays Capital Aggregate 2009 50,555,772   1.36 - 1.53  75,988,996          6.04      1.15 - 2.20      2.71 - 3.79
  Bond Index Subaccount        2008 51,142,131   1.33 - 1.48  74,087,741          4.56      1.15 - 2.20      3.33 - 4.42
                               2007 62,549,911   1.28 - 1.41  86,856,586          4.43      1.15 - 2.20      4.33 - 5.43
                               2006 66,223,739   1.23 - 1.34  87,381,231          4.19      1.15 - 2.20      1.56 - 2.63
                               2005 63,952,454   1.21 - 1.31  82,322,496          3.71      1.15 - 2.20    (0.36) - 1.00
MSF Morgan Stanley EAFE Index  2009 40,843,404   1.10 - 1.24  49,665,774          4.06      1.15 - 2.20    25.54 - 26.84
  Subaccount                   2008 41,418,296   0.88 - 0.98  39,730,950          2.68      1.15 - 2.20 (43.46) - (42.86)
                               2007 42,853,330   1.55 - 1.71  71,929,953          1.76      1.15 - 2.20      8.10 - 9.25
                               2006 42,458,018   1.44 - 1.56  65,236,846          1.54      1.15 - 2.20    22.72 - 24.02
                               2005 39,868,094   1.17 - 1.26  49,558,154          1.43      1.15 - 2.20    10.00 - 12.00
MSF MetLife Mid Cap Stock      2009 30,674,872   1.30 - 1.43  43,323,864          1.55      1.15 - 2.20    33.81 - 35.16
  Index Subaccount             2008 30,211,337   0.97 - 1.06  31,558,965          1.15      1.15 - 2.20 (37.77) - (37.11)
                               2007 31,636,578   1.56 - 1.69  52,571,856          0.55      1.15 - 2.20      5.16 - 6.28
                               2006 33,421,255   1.48 - 1.59  52,350,319          0.92      1.15 - 2.20      7.44 - 8.57
                               2005 32,563,033   1.38 - 1.46  47,065,717          0.47      1.15 - 2.20    10.00 - 11.00
MSF T. Rowe Price Large Cap    2009 31,750,181   1.12 - 1.26  39,275,314          0.33      1.15 - 2.20    39.95 - 41.37
  Growth Subaccount            2008 30,419,260   0.80 - 0.89  26,654,893          0.30      1.15 - 2.20 (43.27) - (42.67)
                               2007 28,363,939   1.41 - 1.56  43,402,116          0.18      1.15 - 2.20      6.76 - 7.90
                               2006 23,285,519   1.32 - 1.44  33,109,530          0.10      1.15 - 2.20    10.43 - 11.59
                               2005 17,311,727   1.20 - 1.29  22,102,945          0.31      1.15 - 2.20      4.00 - 5.00
MSF T. Rowe Price Small Cap    2009  9,780,386   1.23 - 1.41  13,491,273          0.06      1.15 - 2.20    35.53 - 37.03
  Growth Subaccount            2008  8,988,989   0.91 - 1.03   9,047,014            --      1.15 - 2.20 (37.71) - (37.05)
                               2007  7,671,338   1.46 - 1.63  12,270,375            --      1.15 - 2.20      7.14 - 8.27
                               2006  6,427,171   1.36 - 1.51   9,504,320            --      1.15 - 2.20      1.38 - 2.45
                               2005  2,973,325   1.34 - 1.47   4,289,808            --      1.15 - 2.20      8.00 - 9.00
MSF Oppenheimer Global Equity  2009  1,174,821 14.75 - 16.88  19,396,230          2.23      1.15 - 2.20    36.76 - 38.20
  Subaccount                   2008  1,100,644 10.78 - 12.21  13,148,386          1.86      1.15 - 2.20 (41.86) - (41.24)
                               2007  1,150,197 18.55 - 20.78  23,385,203          0.85      1.15 - 2.20      3.94 - 5.04
                               2006    912,996 17.84 - 19.78  17,702,976          1.91      1.15 - 2.20    13.83 - 15.02
                               2005    375,535 15.68 - 17.20   6,334,832          0.21      1.15 - 2.20    13.00 - 15.00

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------ --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ---------- ------------- ----------- ------------- ---------------- -------------------
MSF BlackRock Aggressive         2009    418,747 33.29 - 41.81  16,592,384            --      1.15 - 2.20    45.81 - 47.36
  Growth Subaccount              2008    267,266 22.83 - 28.37   7,267,171            --      1.15 - 2.20 (47.02) - (46.46)
                                 2007    248,220 43.10 - 52.99  12,454,943            --      1.15 - 2.20    17.61 - 18.85
                                 2006    133,800 36.64 - 44.59   5,741,678            --      1.15 - 2.20      4.16 - 5.25
                                 2005     68,226 35.18 - 42.36   2,779,087            --      1.15 - 2.20      8.00 - 9.00
MSF BlackRock Diversified        2009    212,231 30.96 - 39.62   7,993,644          4.71      1.15 - 2.20    14.45 - 15.66
  Subaccount                     2008    197,641 27.05 - 34.25   6,484,658          2.61      1.15 - 2.20 (26.60) - (25.83)
                                 2007    241,306 36.85 - 46.18  10,524,081          2.33      1.15 - 2.20      3.31 - 4.40
                                 2006    158,866 35.67 - 44.23   6,697,358          2.46      1.15 - 2.20      7.85 - 8.99
                                 2005    112,218 33.07 - 40.58   4,349,740          1.27      1.15 - 2.20      1.00 - 2.00
MSF MetLife Conservative         2009  6,388,536 10.92 - 11.47  72,563,212          2.92      1.15 - 2.20    17.91 - 19.14
  Allocation Subaccount          2008  3,959,554   9.26 - 9.63  37,794,087          0.87      1.15 - 2.20 (16.26) - (15.37)
  (Commenced 5/1/2005)           2007  1,945,907 11.06 - 11.38  21,992,542            --      1.15 - 2.20      3.26 - 4.36
                                 2006    717,767 10.71 - 10.90   7,783,825          3.00      1.15 - 2.20      4.57 - 5.67
                                 2005    195,921 10.27 - 10.32   2,018,800          0.49      1.15 - 2.20             3.00
MSF MetLife Conservative to      2009 13,325,330 10.65 - 11.19 147,970,734          3.18      1.15 - 2.20    20.99 - 22.27
  Moderate Allocation Subaccount 2008 11,335,634   8.80 - 9.15 103,044,872          1.07      1.15 - 2.20 (23.31) - (22.49)
  (Commenced 5/1/2005)           2007  8,478,778 11.48 - 11.81  99,530,164            --      1.15 - 2.20      2.52 - 3.61
                                 2006  3,775,244 11.20 - 11.40  42,827,997          1.93      1.15 - 2.20      7.05 - 8.17
                                 2005    958,316 10.48 - 10.54  10,076,881          0.66      1.15 - 2.20             5.00
MSF MetLife Moderate Allocation  2009 45,728,144 10.32 - 10.84 492,013,090          2.92      1.15 - 2.20    23.78 - 25.09
  Subaccount                     2008 40,952,008   8.33 - 8.66 352,624,419          0.78      1.15 - 2.20 (30.19) - (29.45)
  (Commenced 5/1/2005)           2007 29,780,745 11.94 - 12.28 363,880,350          0.01      1.15 - 2.20      2.06 - 3.15
                                 2006 12,086,733 11.70 - 11.90 143,400,766          1.41      1.15 - 2.20     9.41 - 10.56
                                 2005  2,644,540 10.69 - 10.77  28,433,793          0.70      1.15 - 2.20      7.00 - 8.00
MSF MetLife Moderate to          2009 60,277,070  9.93 - 10.43 624,271,525          2.58      1.15 - 2.20    26.29 - 27.62
  Aggressive Allocation          2008 58,174,135   7.86 - 8.17 472,669,848          0.60      1.15 - 2.20 (36.53) - (35.86)
  Subaccount                     2007 44,958,120 12.39 - 12.74 570,281,923          0.03      1.15 - 2.20      1.58 - 2.66
  (Commenced 5/1/2005)           2006 15,152,269 12.20 - 12.41 187,391,222          0.81      1.15 - 2.20    11.74 - 12.91
                                 2005  2,027,542 10.93 - 10.99  22,254,442          0.66      1.15 - 2.20     9.00 - 10.00
MSF MetLife Aggressive           2009  2,885,433   9.50 - 9.98  28,586,035          2.17      1.15 - 2.20    28.63 - 29.98
  Allocation Subaccount          2008  2,708,136   7.38 - 7.67  20,661,467          0.50      1.15 - 2.20 (41.75) - (41.13)
  (Commenced 5/1/2005)           2007  2,531,910 12.68 - 13.04  32,852,837          0.05      1.15 - 2.10      1.01 - 2.08
                                 2006  1,395,125 12.55 - 12.77  17,753,305          0.57      1.15 - 2.20    13.15 - 14.34
                                 2005    160,561 11.10 - 11.17   1,789,331          0.60      1.15 - 2.20    11.00 - 12.00
MIST Legg Mason Value Equity     2009 20,723,103   0.53 - 5.82  14,123,583          1.73      1.15 - 2.20    34.99 - 36.43
  Subaccount                     2008 24,069,403   0.39 - 4.27  11,795,055          0.19      1.15 - 2.20 (55.61) - (55.04)
  (Commenced 5/1/2006)           2007 27,291,345   0.88 - 9.51  28,592,106            --      1.15 - 2.20   (7.97) - (6.89)
                                 2006 32,872,234  0.99 - 10.22  35,628,391          0.14      1.15 - 2.20     2.32 - 11.88
MIST MFS Research International  2009 55,359,653   1.23 - 1.37  74,529,682          3.14      1.15 - 2.20    28.66 - 30.10
  Subaccount                     2008 53,905,057   0.96 - 1.05  55,814,043          1.85      1.15 - 2.20 (43.62) - (43.03)
                                 2007 43,741,192   1.70 - 1.84  79,572,617          1.22      1.15 - 2.20    10.81 - 11.99
                                 2006 38,932,409   1.53 - 1.65  63,380,251          1.59      1.15 - 2.20    23.82 - 25.12
                                 2005 34,239,628   1.24 - 1.32  44,622,108          0.38      1.15 - 2.20    14.00 - 15.00

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------- --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ------------- ----------- ------------- ---------------- -------------------
MIST T. Rowe Price Mid Cap      2009  82,364,180   0.78 - 0.85  69,147,630            --      1.15 - 2.20    42.20 - 43.78
  Growth Subaccount             2008  84,110,778   0.54 - 0.59  49,141,613            --      1.15 - 2.20 (41.07) - (40.04)
                                2007  85,048,961   0.92 - 0.99  83,494,030            --      1.15 - 2.20    15.06 - 16.29
                                2006  81,429,878   0.80 - 0.85  68,849,972            --      1.15 - 2.20      3.86 - 4.95
                                2005  69,803,213   0.77 - 0.81  56,316,012            --      1.15 - 2.20    12.00 - 13.00
MIST PIMCO Total Return         2009 187,516,672   1.43 - 1.57 289,918,236          7.27      1.15 - 2.20    15.42 - 16.64
  Subaccount                    2008 185,233,739   1.24 - 1.35 245,701,904          3.87      1.15 - 2.20   (1.78) - (0.74)
                                2007 209,783,022   1.26 - 1.36 280,766,389          3.31      1.15 - 2.20      5.21 - 6.33
                                2006 216,752,565   1.20 - 1.28 273,266,001          2.59      1.15 - 2.20      2.25 - 3.33
                                2005 210,820,747   1.17 - 1.23 257,626,390            --      1.15 - 2.20      0.03 - 1.00
MIST RCM Technology             2009  37,574,370   0.51 - 0.56  20,787,283            --      1.15 - 2.20    55.62 - 56.98
  Subaccount                    2008  34,770,839   0.33 - 0.36  12,258,474         13.37      1.15 - 2.20 (45.67) - (45.09)
                                2007  34,434,376   0.61 - 0.65  22,137,049            --      1.15 - 2.20    28.65 - 30.01
                                2006  30,122,137   0.47 - 0.50  14,940,472            --      1.15 - 2.20      3.06 - 4.15
                                2005  31,828,960   0.46 - 0.48  15,181,125            --      1.15 - 2.20     9.00 - 10.00
MIST Lord Abbett Bond           2009  45,066,399   1.87 - 2.14  93,918,970          7.43      1.15 - 2.20    33.84 - 35.21
  Debenture Subaccount          2008  49,449,521   1.40 - 1.58  76,311,056          4.31      1.15 - 2.20 (20.38) - (19.54)
                                2007  60,864,412   1.75 - 1.96 116,833,466          5.13      1.15 - 2.20      4.22 - 5.33
                                2006  57,939,732   1.68 - 1.86 105,701,721          6.42      1.15 - 2.20      6.78 - 7.90
                                2005  52,529,155   1.57 - 1.73  88,888,242          4.61      1.15 - 2.20    (1.00) - 0.34
MIST Lazard Mid Cap             2009  17,730,858   1.21 - 1.31  22,972,179          1.18      1.15 - 2.20    33.89 - 35.19
  Subaccount                    2008  18,663,616   0.90 - 0.97  17,909,767          0.97      1.15 - 2.20 (39.65) - (39.01)
                                2007  19,911,171   1.49 - 1.59  31,373,042          0.34      1.15 - 2.20   (4.84) - (3.83)
                                2006  16,479,796   1.57 - 1.66  27,037,171          0.30      1.15 - 2.20    12.19 - 13.37
                                2005  16,549,360   1.40 - 1.46  23,985,158          0.06      1.15 - 2.20      6.00 - 7.00
MIST Met/AIM Small Cap Growth   2009   7,081,464   1.21 - 1.31   9,095,350            --      1.15 - 2.05    31.17 - 32.35
  Subaccount                    2008   7,228,054   0.92 - 0.99   7,026,353            --      1.15 - 2.20 (39.98) - (39.43)
                                2007   8,263,536   1.53 - 1.63  13,285,772            --      1.15 - 2.20      8.64 - 9.79
                                2006   8,709,215   1.40 - 1.48  12,784,786            --      1.15 - 2.20    11.70 - 12.88
                                2005   9,294,098   1.26 - 1.31  12,106,761            --      1.15 - 2.20      6.00 - 7.00
MIST Harris Oakmark             2009  67,787,358   1.63 - 1.79 118,742,264          7.96      1.15 - 2.20    51.63 - 53.56
  International Subaccount      2008  70,703,349   1.07 - 1.17  80,912,088          1.68      1.15 - 2.20 (42.18) - (41.50)
                                2007  80,210,908   1.85 - 1.99 157,262,608          0.81      1.15 - 2.20   (3.28) - (2.14)
                                2006  74,777,561   1.92 - 2.04 150,250,217          2.34      1.15 - 2.20    26.05 - 27.51
                                2005  57,995,311   1.52 - 1.60  91,634,958          0.02      1.15 - 2.20    12.00 - 13.00
MIST Legg Mason Partners        2009  13,321,184   0.58 - 0.64   8,349,187            --      1.15 - 2.20    29.91 - 31.55
  Aggressive Growth Subaccount  2008  14,201,692   0.45 - 0.49   6,784,480            --      1.15 - 2.20 (40.38) - (39.75)
                                2007  16,184,284   0.75 - 0.81  12,852,341            --      1.15 - 2.20      0.03 - 1.09
                                2006  17,470,599   0.75 - 0.80  13,742,820            --      1.15 - 2.20   (3.87) - (2.86)
                                2005  15,637,700   0.78 - 0.82  12,686,496            --      1.15 - 2.20    11.00 - 12.00
MIST Clarion Global Real Estate 2009   6,024,699 11.90 - 12.64  75,386,178          3.21      1.15 - 2.20    31.81 - 33.20
  Subaccount                    2008   6,042,201   9.03 - 9.49  56,822,273          1.70      1.15 - 2.20 (42.95) - (42.34)
                                2007   5,915,463 15.83 - 16.45  96,646,726          0.93      1.15 - 2.20 (16.87) - (15.98)
                                2006   6,231,776 19.04 - 19.58 121,327,406          0.91      1.15 - 2.20    34.60 - 36.01
                                2005   3,814,151 14.15 - 14.40  54,734,930            --      1.15 - 2.20    11.00 - 12.00

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    -------------------------------------- --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS     HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------- --------------- ----------- ------------- ---------------- -------------------
MIST Oppenheimer Capital       2009    925,954     7.26 - 7.97   7,262,985            --      1.15 - 2.20    40.58 - 42.06
  Appreciation Subaccount      2008    766,887     5.16 - 5.61   4,237,698          3.30      1.15 - 2.20 (47.12) - (46.56)
  (Commenced 5/1/2005)         2007    622,067    9.77 - 13.12   6,440,945            --      1.15 - 2.20    11.79 - 13.05
                               2006    410,133    8.74 - 11.60   3,756,805          0.07      1.15 - 2.20      5.28 - 6.35
                               2005    145,044     8.44 - 8.74   1,249,651            --      1.15 - 2.20      8.00 - 9.00
MIST SSgA Growth ETF           2009    969,001    9.73 - 10.11   9,736,993          1.21      1.15 - 2.05    26.49 - 27.63
  Subaccount                   2008    225,076     7.72 - 7.92   1,777,166          1.49      1.15 - 2.20 (34.27) - (33.74)
  (Commenced 5/1/2006)         2007    147,182   11.68 - 11.96   1,753,746            --      1.15 - 1.95      3.31 - 4.40
                               2006     80,092   11.30 - 11.45     915,416          3.02      1.15 - 2.20      6.08 - 6.82
MIST SSgA Growth and Income    2009  2,026,449   10.27 - 10.67  21,500,843          1.43      1.15 - 2.05    22.35 - 23.46
  ETF Subaccount               2008    386,418     8.42 - 8.64   3,324,661          1.38      1.15 - 2.20 (26.51) - (25.92)
  (Commenced 5/1/2006)         2007    158,978   11.39 - 11.66   1,849,237            --      1.15 - 1.95      3.09 - 4.19
                               2006     58,833   11.05 - 11.20     657,013          3.47      1.15 - 2.20      5.60 - 6.33
MIST PIMCO Inflation Protected 2009  5,037,736   12.29 - 13.18  65,586,643          3.40      1.15 - 2.20    15.47 - 16.70
  Bond Subaccount              2008  3,684,506   10.64 - 11.30  41,152,323          3.08      1.15 - 2.20   (9.00) - (8.12)
  (Commenced 5/1/2006)         2007    756,401   11.68 - 12.27   9,183,407          1.52      1.15 - 2.10      8.37 - 9.52
                               2006    249,805   10.78 - 11.21   2,781,493            --      1.15 - 2.20      0.44 - 1.14
MIST BlackRock Large Cap Core  2009  2,219,896     4.75 - 6.12  12,948,773          1.33      1.15 - 2.10    16.72 - 17.82
  Subaccount                   2008  1,923,929     4.07 - 5.19   9,509,002          0.52      1.15 - 2.20 (38.62) - (38.03)
  (Commenced 4/30/2007)        2007  1,980,892     6.47 - 8.38  15,767,583            --      1.15 - 2.20    (0.62) - 0.10
MIST Janus Forty Subaccount    2009    339,584 115.40 - 154.51  49,882,487            --      1.15 - 2.20    39.75 - 41.22
  (Commenced 4/30/2007)        2008    222,631  82.57 - 109.41  23,146,879          4.81      1.15 - 2.20 (43.26) - (42.66)
                               2007     60,615 145.54 - 190.82  10,720,593            --      1.15 - 2.20    19.81 - 20.67
MIST American Funds Balanced   2009 13,992,338     8.84 - 8.98 125,363,657            --      1.15 - 2.05    26.70 - 27.85
  Subaccount                   2008  5,648,899     6.99 - 7.02  39,643,472          7.71      1.15 - 2.20 (30.20) - (29.82)
  (Commenced 4/28/2008)
MIST American Funds Growth     2009 27,288,636     8.31 - 8.44 229,891,874            --      1.15 - 2.05    31.32 - 32.51
  Allocation Subaccount        2008 14,787,614     6.33 - 6.37  94,128,613          7.99      1.15 - 2.20 (36.67) - (36.28)
  (Commenced 4/28/2008)
MIST American Funds Moderate   2009 13,352,432     9.27 - 9.39 125,180,455            --      1.15 - 1.95    21.02 - 21.98
  Allocation Subaccount        2008  5,916,003     7.65 - 7.70  45,509,770          7.36      1.15 - 2.20 (23.63) - (23.16)
  (Commenced 4/28/2008)
MIST Met/Franklin Income       2009    473,395    9.96 - 10.11   4,770,095            --      1.15 - 2.05    25.23 - 26.38
  Subaccount                   2008    183,001     7.96 - 8.00   1,461,389          3.68      1.15 - 1.95 (20.34) - (19.99)
  (Commenced 4/28/2008)
MIST Met/Franklin Mutual       2009    361,687     8.04 - 8.16   2,944,801            --      1.15 - 2.05    22.34 - 23.44
  Shares Subaccount            2008    103,091     6.59 - 6.61     680,889          4.76      1.15 - 2.20 (34.12) - (33.88)
  (Commenced 4/28/2008)
MIST Met/Franklin Templeton    2009  1,430,940     8.82 - 8.95  12,785,563            --      1.15 - 2.05    25.95 - 27.08
  Founding Strategy            2008    722,735     7.01 - 7.05   5,087,467          3.11      1.15 - 2.20 (29.91) - (29.53)
  (Commenced 4/28/2008)

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                           AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------------ --------------------------------------------------
                                               UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------- ------------- ----------- ------------- ---------------- -------------------
MIST Met/Templeton Growth      2009    170,207   8.53 - 8.63   1,465,869          0.02      1.15 - 1.80    30.25 - 31.09
  Subaccount                   2008     38,148   6.56 - 6.58     250,864          0.69      1.15 - 1.60 (34.39) - (34.19)
  (Commenced 4/28/2008)
American Funds Growth          2009 30,156,868 10.22 - 13.41 387,130,972          0.67      1.15 - 2.20    36.04 - 37.54
  Subaccount                   2008 30,541,557   7.51 - 9.76 284,916,547          0.81      1.40 - 2.45 (45.33) - (44.73)
                               2007 30,902,914 13.74 - 17.66 521,504,148          0.78      1.40 - 2.20     9.61 - 10.83
                               2006 31,638,062 12.54 - 15.94 482,404,625          0.82      1.40 - 2.45      7.56 - 8.69
                               2005 29,810,527 11.65 - 14.67 418,321,291          0.72      1.40 - 2.45    13.00 - 15.00
American Funds Growth-Income   2009 26,742,753   7.25 - 9.52 242,904,693          1.62      1.15 - 2.20    28.08 - 29.48
  Subaccount                   2008 28,113,175   5.66 - 7.36 197,255,085          1.68      1.40 - 2.45 (39.36) - (38.69)
                               2007 30,234,841  9.34 - 12.00 345,794,661          1.50      1.40 - 2.20      2.49 - 3.63
                               2006 31,733,983  9.11 - 11.59 350,851,780          1.57      1.40 - 2.45    12.42 - 13.61
                               2005 31,898,073  8.11 - 10.20 310,739,976          1.37      1.40 - 2.45      3.00 - 4.00
American Funds Global Small    2009 59,079,554   2.28 - 2.58 148,944,945          0.28      1.15 - 2.20    57.25 - 59.12
  Capitalization Subaccount    2008 60,515,499   1.45 - 1.62  95,997,112            --      1.40 - 2.45 (54.65) - (54.15)
                               2007 60,105,854   3.19 - 3.53 208,203,295          2.97      1.40 - 2.20    18.47 - 19.79
                               2006 54,970,964   2.69 - 2.95 159,408,732          0.46      1.40 - 2.45    21.06 - 22.33
                               2005 45,942,033   2.23 - 2.41 109,050,517          0.91      1.40 - 2.45    22.00 - 24.00
American Funds Bond Subaccount 2009  3,071,795 13.78 - 15.74  47,418,093          3.33      1.15 - 2.20     9.88 - 11.04
  (Commenced 5/1/2006)         2008  2,820,871 12.54 - 14.17  39,183,687          5.59      1.40 - 2.45 (11.55) - (10.61)
                               2007  2,725,211 14.17 - 15.86  42,389,061          9.30      1.40 - 2.20      0.81 - 1.88
                               2006    691,327 14.06 - 15.56  10,562,070          0.88      1.40 - 2.45      4.24 - 4.97

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. The ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(3) These amounts represent the annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Financial Statements

for the Years Ended December 31, 2009, 2008 and 2007 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New England Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (an indirect wholly owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of New England Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 19, 2010

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                               2009      2008
                                                             -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at
     estimated fair value (amortized cost: $1,194 and $975,
     respectively).........................................  $ 1,233   $   921
  Mortgage loans, net......................................       82        52
  Policy loans.............................................      397       405
  Other limited partnership interests......................        1        --
  Short-term investments...................................       59       186
  Other invested assets....................................       39        40
                                                             -------   -------
     Total investments.....................................    1,811     1,604
Cash.......................................................       10        10
Accrued investment income..................................       24        21
Premiums and other receivables.............................      459       688
Deferred policy acquisition costs..........................    1,184     1,212
Current income tax recoverable.............................        8        31
Other assets...............................................       49        47
Separate account assets....................................    8,805     7,136
                                                             -------   -------
     Total assets..........................................  $12,350   $10,749
                                                             =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits...................................  $   647   $   658
  Policyholder account balances............................      969     1,096
  Other policyholder funds.................................      413       406
  Policyholder dividends payable...........................        3         4
  Long-term debt -- affiliated.............................       25        25
  Deferred income tax liability............................       91       111
  Other liabilities........................................      260       223
  Separate account liabilities.............................    8,805     7,136
                                                             -------   -------
     Total liabilities.....................................   11,213     9,659
                                                             -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)

STOCKHOLDER'S EQUITY:
Common stock, par value $125 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding.........        3         3
Additional paid-in capital.................................      458       458
Retained earnings..........................................      674       683
Accumulated other comprehensive income (loss)..............        2       (54)
                                                             -------   -------
     Total stockholder's equity............................    1,137     1,090
                                                             -------   -------
     Total liabilities and stockholder's equity............  $12,350   $10,749
                                                             =======   =======




        See accompanying notes to the consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                              2009    2008    2007
                                                             -----   ------   ----
REVENUES
Premiums...................................................  $  66   $   73   $ 80
Universal life and investment-type product policy fees.....    375      553    546
Net investment income......................................     90       77     71
Other revenues.............................................    101      122    121
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities............................................     (1)      (3)    --
  Other net investment gains (losses), net.................   (130)     198      7
                                                             -----   ------   ----
     Total net investment gains (losses)...................   (131)     195      7
                                                             -----   ------   ----
       Total revenues......................................    501    1,020    825
                                                             -----   ------   ----
EXPENSES
Policyholder benefits and claims...........................    113      170    142
Interest credited to policyholder account balances.........     33       28     30
Policyholder dividends.....................................      5        5      8
Other expenses.............................................    376      608    507
                                                             -----   ------   ----
       Total expenses......................................    527      811    687
                                                             -----   ------   ----
Income (loss) before provision for income tax..............    (26)     209    138
Provision for income tax expense (benefit).................    (36)      59     27
                                                             -----   ------   ----
Net income.................................................  $  10   $  150   $111
                                                             =====   ======   ====




        See accompanying notes to the consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                                  ACCUMULATED OTHER
                                                                COMPREHENSIVE INCOME
                                                                       (LOSS)              TOTAL NEW
                                                             --------------------------   ENGLAND LIFE
                                                                   NET         DEFINED     INSURANCE
                                       ADDITIONAL              UNREALIZED      BENEFIT     COMPANY'S
                               COMMON    PAID-IN   RETAINED    INVESTMENT       PLANS    STOCKHOLDER'S  NONCONTROLLING   TOTAL
                                STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  ADJUSTMENT      EQUITY        INTERESTS    EQUITY
                               ------  ----------  --------  --------------  ----------  -------------  --------------  ------
Balance at December 31,
  2006.......................    $3       $458       $503         $ --          $(10)        $  954           $ 7       $  961
Cumulative effect of a change
  in accounting principle,
  net of income tax (Note
  1).........................                          13                                        13                         13
                                 --       ----       ----         ----          ----         ------           ---       ------
Balance at January 1, 2007...     3        458        516           --           (10)           967             7          974
Change in equity of
  noncontrolling interests...                                                                                  (7)          (7)
Comprehensive income:
  Net income.................                         111                                       111                        111
  Other comprehensive income
     (loss):
     Unrealized investment
       gains (losses), net of
       related offsets and
       income tax............                                        1                            1                          1
                                                                                             ------           ---       ------
  Comprehensive income.......                                                                   112            --          112
                                 --       ----       ----         ----          ----         ------           ---       ------
Balance at December 31,
  2007.......................     3        458        627            1           (10)         1,079            --        1,079
Dividend on common stock.....                         (94)                                      (94)                       (94)
Comprehensive income:
  Net income.................                         150                                       150                        150
  Other comprehensive income
     (loss):
     Unrealized investment
       gains (losses), net of
       related offsets and
       income tax............                                      (43)                         (43)                       (43)
     Defined benefit plans
       adjustment, net of
       income tax............                                                     (2)            (2)                        (2)
                                                                                             ------           ---       ------
     Other comprehensive
       income (loss).........                                                                   (45)           --          (45)
                                                                                             ------           ---       ------
  Comprehensive income.......                                                                   105            --          105
                                 --       ----       ----         ----          ----         ------           ---       ------
Balance at December 31,
  2008.......................     3        458        683          (42)          (12)         1,090            --        1,090
Dividend on common stock.....                         (19)                                      (19)                       (19)
Comprehensive income:
  Net income.................                          10                                        10                         10
  Other comprehensive income
     (loss):
     Unrealized investment
       gains (losses), net of
       related offsets and
       income tax............                                       60                           60                         60
     Defined benefit plans
       adjustment, net of
       income tax............                                                     (4)            (4)                        (4)
                                                                                             ------           ---       ------
     Other comprehensive
       income (loss).........                                                                    56            --           56
                                                                                             ------           ---       ------
  Comprehensive income.......                                                                    66            --           66
                                 --       ----       ----         ----          ----         ------           ---       ------
Balance at December 31,
  2009.......................    $3       $458       $674         $ 18          $(16)        $1,137           $--       $1,137
                                 ==       ====       ====         ====          ====         ======           ===       ======




        See accompanying notes to the consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                              2009    2008      2007
                                                             -----   ------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.................................................  $  10   $  150   $   111
Adjustments to reconcile net income to net cash used in
  operating activities:
     Depreciation and amortization expenses................      4        3         3
     Amortization of premiums and accretion of discounts
       associated with investments, net....................     (2)      (1)       (1)
     (Gains) losses from sales of investments, net.........    131     (195)       (7)
     Interest credited to policyholder account balances....     33       28        30
     Universal life and investment-type product policy
       fees................................................   (375)    (553)     (546)
     Change in premiums and other receivables..............     14      (78)        7
     Change in deferred policy acquisition costs, net......     21      141       (40)
     Change in insurance-related liabilities...............      5       66        52
     Change in income tax receivable (payable).............    (31)      48        (7)
     Change in other assets................................     85      106       108
     Change in other liabilities...........................     81      224       206
     Other, net............................................     (3)      (2)        1
                                                             -----   ------   -------
Net cash used in operating activities......................    (27)     (63)      (83)
                                                             -----   ------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    241      268       283
     Mortgage loans........................................      3       --        --
     Other limited partnership interests...................     --       --         3
  Purchases of:
     Fixed maturity securities.............................   (456)    (437)     (219)
     Mortgage loans........................................    (33)     (51)       --
     Other limited partnership interests...................     (1)      --        --
  Net change in short-term investments.....................    125      (63)       18
  Payment to participating common stock shareholders upon
     dissolution of subsidiary (Note 2)....................     --       --       (16)
  Net change in other invested assets......................    (10)      (7)       --
  Net change in policy loans...............................      8        6       (54)
  Other, net...............................................     (1)      (1)       (1)
                                                             -----   ------   -------
Net cash (used in) provided by investing activities........   (124)    (285)       14
                                                             -----   ------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................    846    1,137     1,771
     Withdrawals...........................................   (676)    (736)   (1,663)
  Dividend on common stock.................................    (19)     (94)       --
                                                             -----   ------   -------
Net cash provided by financing activities..................    151      307       108
                                                             -----   ------   -------
Change in cash.............................................     --      (41)       39
Cash, beginning of year....................................     10       51        12
                                                             -----   ------   -------
CASH, END OF YEAR..........................................  $  10   $   10   $    51
                                                             =====   ======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Income tax............................................  $  (9)  $   10   $    22
                                                             =====   ======   =======
  Non-cash transactions during the year:
     Issuance of secured demand note collateral agreement..  $  --   $   25   $    --
                                                             =====   ======   =======




        See accompanying notes to the consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     New England Life Insurance Company ("NELICO") and its subsidiaries (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company.

     The Company principally provides life insurance and annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as group life, medical and disability coverage. The Company is licensed to conduct business in 50 states and the District of Columbia.

     NELICO owns 100% of the outstanding common stock of New England Securities Corporation ("NES").

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries. Intercompany accounts and transactions have been eliminated.

     See Note 2 for discussion concerning the dispositions of certain subsidiaries.

     The Company adopted revised guidance on the accounting for noncontrolling interests in the consolidated financial statements, effective January 1, 2009, which requires retrospective reclassification for all periods presented of noncontrolling interests (formerly called minority interests) to the equity section of the balance sheet and change in presentation of net income (loss) in the consolidated cash flows to include the portion of net income (loss) attributable to noncontrolling interests with a corresponding reduction in other operating activities. These consolidated financial statements present retrospective changes required under this revised guidance for the periods prior to the adoption as of January 1, 2009. For the impact for the years ended December 31, 2008 and 2007 refer to "Adoption of New Accounting
Pronouncements -- Business Combinations and Noncontrolling Interests."

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2009 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying consolidated financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

       Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

       Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

       Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value on a nonrecurring basis.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Investments

     The accounting policies for each of the Company's investments are as follows:

          Fixed Maturity Securities. The Company's fixed maturity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. This interest income is recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers and based on management's knowledge of the current market. For credit-sensitive mortgage-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity securities for impairments. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. See also Note 3.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to:(i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     recovers; (vii) unfavorable changes in forecasted cash flows on mortgage-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss).

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, which are classified as fixed maturity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

               (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

               (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

               (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS") and commercial mortgage-backed securities ("CMBS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

               (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in other limited partnership interests consisting of leveraged buy-out funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than 20% interest. The Company uses the cost method of accounting for investments in other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations. The Company reports the distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also includes an investment in an affiliated money market pool.

          Other Invested Assets. Other invested assets consist principally of a loan to an affiliate and tax credit partnerships.

          Loans to affiliates consists of a loan to the Company's affiliate, which is regulated, to meet their capital requirements. The loan is carried at amortized cost.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

          The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

          The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures, limited partnerships and limited liability companies, the Company takes into consideration the design of the VIE and generally uses a

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements. The Company did not consolidate any of its VIEs at December 31, 2009 and 2008.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets. The Company had no fair value hedges during the years ended December 31, 2009, 2008 and 2007.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheets at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheets at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was less than $1 million at both December 31, 2009 and 2008. Accumulated depreciation and amortization of property, equipment and leasehold improvements was less than $1 million at both December 31, 2009 and 2008. Related depreciation and amortization expense was less than $1 million for the years ended December 31, 2009 and 2008. For the year ended December 31, 2007, related depreciation and amortization expense was $1 million.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $38 million and $35 million at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $35 million and $33 million at December 31, 2009 and 2008, respectively. Related amortization expense was $2 million for the year ended December 31, 2009. For the years ended December 31, 2008 and 2007, related amortization expense was $1 million.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating and non-dividend-paying traditional contracts (term insurance and non-medical health insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

     The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

     The Company amortizes DAC related to fixed and variable universal life contracts and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%) and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 6%.

     Participating business represented approximately 2% and 2% of the Company's life insurance in-force and 9% and 10% of the number of life insurance policies in-force, at December 31, 2009 and 2008, respectively.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Participating policies represented approximately 41% and 61%, 40% and 58%, and 42% and 59%, of gross and net life insurance premiums for the years ended December 31, 2009, 2008 and 2007, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 5% to 7%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Liabilities for unpaid claims and claim expenses are included in future policyholder benefits and represent the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC and are thus

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 1% to 9% less expenses, mortality charges and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Policyholder Dividends

     Policyholder dividends are approved annually by NELICO's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by NELICO.

  Income Taxes

     NELICO joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii) future reversals of existing taxable temporary differences;

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received) and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans in various forms.

     Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year Treasury securities, for each account balance. At December 31, 2008, virtually all the obligations were calculated using the traditional formula.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     The projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The expected postretirement plan benefit obligations ("EPBO") represents the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents. Unlike for pensions, the EPBO is not recorded in the financial statements but is used in measuring the periodic expense. The accumulated postretirement plan benefit obligation ("APBO") represents the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     The Company recognizes the funded status of the PBO for pension plans and the APBO for other postretirement plans for each of its plans in the consolidated balance sheets. The actuarial gains or losses, prior service costs and credits and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs are charged, net of income tax, to accumulated other comprehensive income (loss).

     Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

     The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external consulting actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include mutual funds, hedge funds and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity securities.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of less than $1 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of less than $1 million, net of deferred income taxes of less than $1 million, resulting in the net cumulative effect adjustment of less than $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the U.S. corporate securities sector.

     The adoption of the OTTI guidance had no impact on the Company's pre-tax earnings for the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. Financial statements and disclosures for periods prior to 2009 reflect the retrospective application of the accounting for noncontrolling interests as required under this guidance.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $7 million ($5 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of income where it was presented in the respective statement of income caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 5.

     In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements. This adoption did not have any other material impact on the Company's consolidated financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2009, the Company adopted new guidance to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement benefit plans. This guidance requires an employer to disclose information about the valuation of plan assets similar to that required under other fair value disclosure guidance. The Company provided all of the material disclosures in its consolidated financial statements.

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. As a result of the implementation, the Company recognized a $10 million decrease in the liability for unrecognized tax benefits and a $3 million decrease in the interest liability for unrecognized tax benefits. The corresponding increase to the January 1, 2007 balance of retained earnings was $13 million.

     The following new pronouncement had no impact on the Company's consolidated financial statements:

     Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds). The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

2.  DISPOSITIONS

     On April 24, 2009, the Company sold MetLife Advisors, LLC ("Advisors") to MetLife Investors Group, Inc. ("MLIG"). The Company received consideration of $145 thousand, which represented the Company's investment in Advisors. Total assets and total liabilities of Advisors were both $5 million at December 31, 2008. Total revenues of Advisors included in the Company's consolidated revenues were less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

     On October 31, 2006, the board of directors of Omega approved the adoption of a restructuring plan (the "Restructuring Plan"). On November 20, 2006, the board of directors of NELICO, as Omega's sole voting shareholder, and Omega's participating common stock ("PCS") shareholders, also approved the Restructuring Plan. Under the Restructuring Plan: (i) all reinsurance arrangements were terminated effective December 31, 2006; (ii) all outstanding shares of PCS were redeemed effective December 31, 2006; and (iii) payments totaling $16 million were made on June 29, 2007 to the PCS shareholders. Payments consisted of former shareholders' outstanding redemption payment balance plus an additional 40 percent of such balance. In connection with the Restructuring Plan, Omega was dissolved in October 2007 and its remaining assets and liabilities were assumed by NELICO. Total revenues of Omega included in the Company's consolidated revenues were less than $1 million for the year ended December 31, 2007.

3.  INVESTMENTS

  FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                            DECEMBER 31, 2009
                                        --------------------------------------------------------
                                                        GROSS UNREALIZED
                                         COST OR    -----------------------
                                        AMORTIZED          TEMPORARY   OTTI    ESTIMATED    % OF
                                           COST     GAIN      LOSS     LOSS   FAIR VALUE   TOTAL
                                        ---------   ----   ---------   ----   ----------   -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............    $  531     $33      $ 4       $--     $  560      45.4%
Foreign corporate securities..........       260      12        8        --        264      21.4
RMBS..................................       184      10       --        --        194      15.8
U.S. Treasury and agency securities...       149       2        9        --        142      11.5
CMBS..................................        40       1       --        --         41       3.3
State and political subdivision
  securities..........................        29       2       --        --         31       2.5
Foreign government securities.........         1      --       --        --          1       0.1
                                          ------     ---      ---       ---     ------     -----
  Total fixed maturity securities (1),
     (2)..............................    $1,194     $60      $21       $--     $1,233     100.0%
                                          ======     ===      ===       ===     ======     =====


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                              DECEMBER 31, 2008
                                              ------------------------------------------------
                                                               GROSS
                                               COST OR       UNREALIZED
                                              AMORTIZED   ---------------    ESTIMATED    % OF
                                                 COST     GAIN       LOSS   FAIR VALUE   TOTAL
                                              ---------   ----       ----   ----------   -----
                                                                (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................     $465      $10        $40      $435       47.2%
Foreign corporate securities................      195        1         33       163       17.7
RMBS........................................      212        7          2       217       23.6
U.S. Treasury and agency securities.........       44        8         --        52        5.7
CMBS........................................       41       --          3        38        4.1
State and political subdivision securities..        6       --          1         5        0.5
Foreign government securities...............       12       --          1        11        1.2
                                                 ----      ---        ---      ----      -----
  Total fixed maturity securities (1), (2)..     $975      $26        $80      $921      100.0%
                                                 ====      ===        ===      ====      =====



--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities held by the Company and included within fixed maturity securities (within foreign corporate securities) at December 31, 2009 and 2008 had an estimated fair value of $30 million and $22 million, respectively.

   (2) The Company held $5 million and $4 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

     The Company held foreign currency derivatives with notional amounts of $10 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at both December 31, 2009 and 2008.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $36 million and $30 million at December 31, 2009 and 2008, respectively. These securities had net unrealized losses of $2 million and $9 million at December 31, 2009 and 2008, respectively.

     Non-Income Producing Fixed Maturity Securities. Non-Income producing fixed maturity securities at estimated fair value were $2 million at December 31, 2009 and 2008. There was less than $1 million net unrealized losses associated with non-income producing fixed maturity securities at December 31, 2009. There was no net unrealized gains (losses) associated with non-income producing fixed maturity securities at December 31, 2008.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $142 million and $52 million at December 31, 2009 and 2008, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 2% of total investments. The tables below present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Corporate fixed maturity securities -- by
  industry type:
Foreign (1).................................     $264       32.0%     $163       27.3%
Utility.....................................      158       19.2       145       24.2
Industrial..................................      144       17.5        91       15.2
Consumer....................................      135       16.4        92       15.4
Finance.....................................       83       10.1        82       13.7
Communications..............................       40        4.8        25        4.2
                                                 ----      -----      ----      -----
  Total.....................................     $824      100.0%     $598      100.0%
                                                 ====      =====      ====      =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                                   2009                       2008
                                         ------------------------   ------------------------
                                          ESTIMATED    % OF TOTAL    ESTIMATED    % OF TOTAL
                                         FAIR VALUE   INVESTMENTS   FAIR VALUE   INVESTMENTS
                                         ----------   -----------   ----------   -----------
                                                            (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer..     $ 27           1.5%        $ 25           1.6%
  Holdings in ten issuers with the
     largest exposures.................     $183          10.1%        $164          10.3%

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated National Association of Insurance Commissioners ("NAIC") 1 at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
By security type:
  Pass-through securities...................     $126       64.9%     $131       60.4%
  Collateralized mortgage obligations.......       68       35.1        86       39.6
                                                 ----      -----      ----      -----
     Total RMBS.............................     $194      100.0%     $217      100.0%
                                                 ====      =====      ====      =====
By risk profile:
  Agency....................................     $194      100.0%     $197       90.8%
  Prime.....................................       --         --        14        6.4
  Alternative residential mortgage loans....       --         --         6        2.8
                                                 ----      -----      ----      -----
     Total RMBS.............................     $194      100.0%     $217      100.0%
                                                 ====      =====      ====      =====
Portion rated Aaa/AAA (1)...................     $194      100.0%     $217      100.0%
                                                 ====      =====      ====      =====
Portion rated NAIC (1), (2).................     $194      100.0%     $217      100.0%
                                                 ====      =====      ====      =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC.

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles.

     At December 31, 2009, the Company had no exposure to Alt-A RMBS. At December 31, 2008, the Company's Alt-A RMBS exposure at estimated fair value was $6 million, with an unrealized loss of $1 million, all were rated Aa/AA or better by Moody's Investors Service ("Moody's"), S&P Rating Services, or Fitch Ratings ("Fitch") and 100% were in the 2005 and prior vintage years. Vintage years refer to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $41 million and $38 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and no exposure to holdings of commercial real estate collateralized debt obligations securities at December 31, 2009 and 2008.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the Company's holdings of CMBS by vintage year at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior................................      $41      100.0%      $38      100.0%
2004 through 2009...........................       --         --        --         --
                                                  ---      -----       ---      -----
Total.......................................      $41      100.0%      $38      100.0%
                                                  ===      =====       ===      =====




                                                            DECEMBER 31,
                                                  -------------------------------
                                                       2009             2008
                                                  --------------   --------------
                                                            % OF             % OF
                                                  AMOUNT   TOTAL   AMOUNT   TOTAL
                                                  ------   -----   ------   -----
                                                           (IN MILLIONS)
Net unrealized gain (loss)......................    $1               $(3)
Rated Aaa/AAA...................................            100%             100%


     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2009                     2008
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $   15      $   15        $ 28        $ 25
Due after one year through five years...       354         381         330         323
Due after five years through ten years..       402         410         227         206
Due after ten years.....................       199         192         137         112
                                            ------      ------        ----        ----
  Subtotal..............................       970         998         722         666
RMBS and CMBS...........................       224         235         253         255
                                            ------      ------        ----        ----
  Total fixed maturity securities.......    $1,194      $1,233        $975        $921
                                            ======      ======        ====        ====



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS and CMBS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities included consideration of its intent and ability to hold a particular fixed maturity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost.

     With respect to perpetual hybrid securities, which are classified as fixed maturity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2009      2008      2007
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Fixed maturity securities that were temporarily
  impaired...........................................  $ 39      $(54)      $ 7
Derivatives..........................................    (2)       (2)       (2)
Short-term investments...............................    (3)      (11)       --
Other................................................    --        --        (1)
                                                       ----      ----       ---
  Subtotal...........................................    34       (67)        4
                                                       ----      ----       ---
Amounts allocated from DAC...........................    (5)        2        (2)
Deferred income tax benefit (expense)................   (11)       23        (1)
                                                       ----      ----       ---
  Subtotal...........................................   (16)       25        (3)
                                                       ----      ----       ---
Net unrealized investment gains (losses).............  $ 18      $(42)      $ 1
                                                       ====      ====       ===



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss was less than $1 million at December 31, 2009.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2009      2008      2007
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance, beginning of period.........................  $(42)     $  1       $--
Unrealized investment gains (losses) during the
  year...............................................   101       (71)        2
Unrealized investment gains (losses) relating to:
  DAC................................................    (7)        4        --
  Deferred income tax benefit (expense)..............   (34)       24        (1)
                                                       ----      ----       ---
Balance, end of period...............................  $ 18      $(42)      $ 1
                                                       ====      ====       ===
Change in net unrealized investment gains (losses)...  $ 60      $(43)      $ 1
                                                       ====      ====       ===



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2009
                                     ---------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                                                         THAN
                                       LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     -----------------------   -----------------------   -----------------------
                                                     GROSS                     GROSS                     GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                     ----------   ----------   ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $ 55          $ 1          $34          $ 3         $ 89          $ 4
Foreign corporate securities.......       35            2           43            6           78            8
RMBS...............................       --           --           --           --           --           --
U.S. Treasury and agency
  securities.......................      116            9           --           --          116            9
CMBS...............................       --           --           --           --           --           --
State and political subdivision
  securities.......................       --           --           --           --           --           --
Foreign government securities......       --           --           --           --           --           --
                                        ----          ---          ---          ---         ----          ---
  Total fixed maturity securities..     $206          $12          $77          $ 9         $283          $21
                                        ====          ===          ===          ===         ====          ===
Total number of securities in an
  unrealized loss position.........       26                        36
                                        ====                       ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                  DECEMBER 31, 2008
                                     ---------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                       LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                     -----------------------   -----------------------   -----------------------
                                                     GROSS                     GROSS                     GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                     ----------   ----------   ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $248          $19         $ 76          $21         $324          $40
Foreign corporate securities.......       72           11           51           22          123           33
RMBS...............................       23            2           --           --           23            2
U.S. Treasury and agency
  securities.......................       --           --           --           --           --           --
CMBS...............................       37            3           --           --           37            3
State and political subdivision
  securities.......................        5            1           --           --            5            1
Foreign government securities......       10            1           --           --           10            1
                                        ----          ---         ----          ---         ----          ---
  Total fixed maturity securities..     $395          $37         $127          $43         $522          $80
                                        ====          ===         ====          ===         ====          ===
Total number of securities in an
  unrealized loss position.........      124                        59
                                        ====                      ====



  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                               DECEMBER 31, 2009
                                                      -------------------------------------------------------------------
                                                        COST OR AMORTIZED                                  NUMBER OF
                                                               COST           GROSS UNREALIZED LOSS        SECURITIES
                                                      ---------------------   ---------------------   -------------------
                                                      LESS THAN      20% OR   LESS THAN      20% OR   LESS THAN    20% OR
                                                         20%          MORE       20%          MORE       20%        MORE
                                                      ---------      ------   ---------      ------   ---------    ------
                                                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................................     $139          $ 3       $ 3           $ 1        21          3
Six months or greater but less than nine months.....       62           --         6            --         3         --
Nine months or greater but less than twelve months..       17           --         3            --         2         --
Twelve months or greater............................       80            3         7             1        31          2
                                                         ----          ---       ---           ---
  Total.............................................     $298          $ 6       $19           $ 2
                                                         ====          ===       ===           ===
Percentage of cost or amortized cost................                               6%           33%
                                                                                 ===           ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                               DECEMBER 31, 2008
                                                      -------------------------------------------------------------------
                                                        COST OR AMORTIZED                                  NUMBER OF
                                                               COST           GROSS UNREALIZED LOSS        SECURITIES
                                                      ---------------------   ---------------------   -------------------
                                                      LESS THAN      20% OR   LESS THAN      20% OR   LESS THAN    20% OR
                                                         20%          MORE       20%          MORE       20%        MORE
                                                      ---------      ------   ---------      ------   ---------    ------
                                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................................     $249         $110       $13           $42        67         45
Six months or greater but less than nine months.....      107            2         9             1        29          1
Nine months or greater but less than twelve months..       43            3         4             1        15          1
Twelve months or greater............................       88           --        10            --        28         --
                                                         ----         ----       ---           ---
  Total.............................................     $487         $115       $36           $44
                                                         ====         ====       ===           ===
Percentage of cost or amortized cost................                               7%           38%
                                                                                 ===           ===



  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of $21 million and $80 million at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                 DECEMBER 31,
                                                               ---------------
                                                                2009     2008
                                                               ------   ------
SECTOR:
  U.S. Treasury and agency securities........................     43%      --%
  Foreign corporate securities...............................     38       41
  U.S. corporate securities..................................     19       50
  CMBS.......................................................     --        4
  RMBS.......................................................     --        3
  Other......................................................     --        2
                                                                 ---      ---
       Total.................................................    100%     100%
                                                                 ===      ===
INDUSTRY:
  U.S. Treasury and agency securities........................     43%      --%
  Finance....................................................     39       48
  Consumer...................................................     12       15
  Utility....................................................      5       18
  Mortgage-backed............................................     --        7
  Industrial.................................................     --        3
  Other......................................................      1        9
                                                                 ---      ---
       Total.................................................    100%     100%
                                                                 ===      ===



  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The Company did not hold any fixed maturity securities with a gross unrealized loss of greater than $10 million at December 31, 2009 or 2008.

     Based upon the Company's current evaluation of securities in an unrealized loss position in accordance with its impairment policy, the cause of the improvement in gross unrealized losses for the year ended December 31, 2009 being primarily attributable to improving market conditions, including narrowing of credit spreads reflecting an improvement in liquidity, and the Company's current intentions and assessments (as applicable to the type of

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured.

     The components of net investment gains (losses) are as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                        ----------------------------
                                                         2009       2008       2007
                                                        ------     ------     ------
                                                                (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized..........................   $  (1)     $ (3)       $--
  Less: Noncredit portion of OTTI losses transferred
     to and recognized in other comprehensive loss....      --        --         --
                                                         -----      ----        ---
     Net OTTI losses on fixed maturity securities
       recognized in earnings.........................      (1)       (3)        --
     Fixed maturity securities -- net gains (losses)
       on sales and disposals.........................       1        (4)        (2)
                                                         -----      ----        ---
       Total losses on fixed maturity securities......      --        (7)        (2)
                                                         -----      ----        ---
Other net investment gains (losses):
Freestanding derivatives..............................      (1)        1         (1)
Embedded derivatives..................................    (130)      200          9
Other.................................................      --         1          1
                                                         -----      ----        ---
       Total net investment gains (losses)............   $(131)     $195        $ 7
                                                         =====      ====        ===



     See Note 8 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                      2009      2008      2007
                                                      ----      ----      ----
                                                            (IN MILLIONS)
Proceeds............................................  $166      $212      $229
                                                      ====      ====      ====
Gross investment gains..............................  $  4      $  1      $  1
                                                      ----      ----      ----
Gross investment losses.............................    (3)       (5)       (3)
                                                      ----      ----      ----
Total OTTI losses recognized in earnings:
  Credit-related....................................    --        (3)       --
  Other (1).........................................    (1)       --        --
                                                      ----      ----      ----
     Total OTTI losses recognized in earnings.......    (1)       (3)       --
                                                      ----      ----      ----
Net investment gains (losses).......................  $ --      $ (7)     $ (2)
                                                      ====      ====      ====



--------

   (1) Other OTTI losses recognized in earnings include impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     The Company periodically disposes of fixed maturity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relate to the following sectors and industries:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
U.S. and foreign corporate securities:
Finance...............................................   $ 1       $--       $--
Consumer..............................................    --         3        --
                                                         ---       ---       ---
  Total...............................................   $ 1       $ 3       $--
                                                         ===       ===       ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                                YEAR ENDED
                                                            DECEMBER 31, 2009
                                                            -----------------
                                                              (IN MILLIONS)
Balance, beginning of period..............................         $--
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................           3
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................          --
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................          --
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................          --
                                                                   ---
Balance, end of period....................................         $ 3
                                                                   ===



  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Fixed maturity securities.............................   $64       $49       $48
Mortgage loans........................................     5        --        --
Policy loans..........................................    22        23        21
Other limited partnership interests...................    --         3        (1)
Cash and short-term investments.......................    --         3         5
Other.................................................     1        --         1
                                                         ---       ---       ---
  Total investment income.............................    92        78        74
Less: Investment expenses.............................     2         1         3
                                                         ---       ---       ---
  Net investment income...............................   $90       $77       $71
                                                         ===       ===       ===



     Affiliated investment expenses, included in the table above, were $1 million for each of the years ended December 31, 2009, 2008 and 2007. See
"-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  INVESTED ASSETS ON DEPOSIT

     The Company had invested assets on deposit with regulatory agencies with an estimated fair value of $3 million and $4 million at December 31, 2009 and 2008, respectively, consisting primarily of fixed maturity securities.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  MORTGAGE LOANS

     Mortgage loans, net of valuation allowances, are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2009               2008
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
Mortgage loans:
Commercial mortgage loans.....................     $20      24.4%     $21      40.4%
Agricultural mortgage loans...................      62      75.6       31      59.6
                                                   ---     -----      ---     -----
  Total mortgage loans........................     $82     100.0%     $52     100.0%
                                                   ===     =====      ===     =====



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2009, 39%, 24% and 24% of the value of the Company's mortgage loans were located in California, Oregon and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     For the year ended December 31, 2009, valuation allowances were less than $1 million for mortgage loans. There were no valuation allowances on mortgage loans for the years ended December 31, 2008 and 2007.

     The Company had no impaired mortgage loans held-for-investment, no restructured loans, no loans 90 days or more past due and no loans in foreclosure at both December 31, 2009 and 2008.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1 million at December 31, 2009 and less than $1 million at December 31, 2008. There were no impairments of other limited partnership interests for the years ended December 31, 2009, 2008 and 2007.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2009               2008
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
Loans to affiliates...........................     $25      64.1%     $25      62.5%
Tax credit partnerships.......................      13      33.3       14      35.0
Other.........................................       1       2.6        1       2.5
                                                   ---     -----      ---     -----
  Total.......................................     $39     100.0%     $40     100.0%
                                                   ===     =====      ===     =====



     Loans to affiliates consists of a loan to the Company's affiliate, which is regulated, to meet their capital requirements. The loan is carried at amortized cost. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are accounted for under the equity method.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                                   2009                       2008
                                         ------------------------   ------------------------
                                                        MAXIMUM                    MAXIMUM
                                          CARRYING      EXPOSURE     CARRYING      EXPOSURE
                                         AMOUNT (1)   TO LOSS (1)   AMOUNT (1)   TO LOSS (1)
                                         ----------   -----------   ----------   -----------
                                                            (IN MILLIONS)
Fixed maturity securities available-
  for-sale:
Foreign corporate securities...........      $16          $16           $ 5          $ 5
  Other invested assets................       13           13            14           14
                                             ---          ---           ---          ---
Total..................................      $29          $29           $19          $19
                                             ===          ===           ===          ===



--------

   (1) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $45 million and $171 million, respectively, of its total invested assets in the Metropolitan Money Market Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was less than $1 million, $3 million and $5 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Transfers of invested assets are done at estimated fair value with net investment gains (losses) recognized by the affiliate initiating the transfer. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2009   2008   2007
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates.............................................   $ 3    $--    $--
Amortized cost of invested assets transferred to
  affiliates.............................................   $ 4    $--    $--
Net investment losses recognized on transfers of invested
  assets to affiliates...................................   $(1)   $--    $--


4.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 5 for information about the fair value hierarchy for derivatives.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                              DECEMBER 31,
                                                      ------------------------------------------------------------
                                                                   2009                           2008
                                                      -----------------------------  -----------------------------
                                                                     ESTIMATED                      ESTIMATED
                                                                   FAIR VALUE (1)                 FAIR VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------           ---------------          --------  ------  -----------  --------  ------  -----------
                                                                            (IN MILLIONS)
 Foreign currency   Foreign currency swaps..........     $10      $--       $ 5         $10      $--       $ 4
 Credit             Credit default swaps............       5       --        --           1       --        --
                                                         ---      ---       ---         ---      ---       ---
                      Total.........................     $15      $--       $ 5         $11      $--       $ 4
                                                         ===      ===       ===         ===      ===       ===



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                          REMAINING LIFE
                               -------------------------------------------------------------------
                                             AFTER ONE YEAR   AFTER FIVE YEARS
                               ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                   LESS           YEARS             YEARS          YEARS     TOTAL
                               -----------   --------------   ----------------   ---------   -----
                                                       (IN MILLIONS)
Foreign currency swaps.......      $--             $10               $--            $--       $10
Credit default swaps.........       --               5                --             --         5
                                   ---             ---               ---            ---       ---
  Total......................      $--             $15               $--            $--       $15
                                   ===             ===               ===            ===       ===



     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                   DECEMBER 31,
                                        -----------------------------------------------------------------
                                                      2009                              2008
                                        -------------------------------   -------------------------------
                                                         ESTIMATED                         ESTIMATED
                                                        FAIR VALUE                        FAIR VALUE
DERIVATIVES NOT DESIGNATED OR           NOTIONAL   --------------------   NOTIONAL   --------------------
NOT QUALIFYING AS HEDGING INSTRUMENTS    AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
-------------------------------------   --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Foreign currency swaps................     $10       $--        $ 5          $10       $--        $ 4
Credit default swaps..................       5        --         --            1        --         --
                                           ---       ---        ---          ---       ---        ---
Total non-designated or non-qualifying
  derivatives.........................     $15       $--        $ 5          $11       $--        $ 4
                                           ===       ===        ===          ===       ===        ===



     The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for each of the years ended December 31, 2009, 2008 and 2007.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments as cash flow hedges when they have met the requirements of cash flow hedging.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008 and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2009, 2008 and 2007.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                                     YEARS ENDED
                                                                    DECEMBER 31,
                                                              ------------------------
                                                              2009      2008      2007
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Other comprehensive income (loss), balance at January 1,....   $(2)      $(2)      $(3)
Amounts reclassified to net investment gains (losses).......    --        --         1
                                                               ---       ---       ---
Other comprehensive income (loss), balance at December 31,..   $(2)      $(2)      $(2)
                                                               ===       ===       ===



     At December 31, 2009, insignificant amounts of deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings within the next 12 months.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of income and the consolidated statements of stockholder's equity for the years ended December 31, 2009, 2008 and 2007:

                                                                    AMOUNT AND LOCATION OF
                                                                        GAINS (LOSSES)
                                                                      RECLASSIFIED FROM
                                              AMOUNT OF GAINS         ACCUMULATED OTHER
                                             (LOSSES) DEFERRED       COMPREHENSIVE INCOME
                                               IN ACCUMULATED     (LOSS) INTO INCOME (LOSS)
                                            OTHER COMPREHENSIVE   -------------------------
DERIVATIVES IN CASH FLOW HEDGING              INCOME (LOSS) ON          NET INVESTMENT
RELATIONSHIPS                                   DERIVATIVES             GAINS (LOSSES)
--------------------------------            -------------------   -------------------------
                                                             (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Foreign currency swaps....................          $--                      $--
FOR THE YEAR ENDED DECEMBER 31, 2008:
Foreign currency swaps....................          $--                      $--
FOR THE YEAR ENDED DECEMBER 31, 2007:
Foreign currency swaps....................          $--                      $(1)


  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (ii) credit default swaps to economically hedge exposure to adverse movements of credit; and (iii) equity variance swaps as a macro hedge on certain invested assets.

     The following table presents the amount recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                              NET INVESTMENT
                                                              GAINS (LOSSES)
                                                              --------------
                                                               (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps....................................        $(1)
                                                                    ===
FOR THE YEAR ENDED DECEMBER 31, 2008........................        $ 1
                                                                    ===
FOR THE YEAR ENDED DECEMBER 31, 2007........................        $--
                                                                    ===



  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. See Note 5 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company did not accept any collateral.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

 ESTIMATED FAIR VALUE (1)
    OF DERIVATIVES IN      ESTIMATED FAIR VALUE OF
  NET LIABILITY POSITION     COLLATERAL PROVIDED                   FAIR VALUE OF INCREMENTAL COLLATERAL
    DECEMBER 31, 2009         DECEMBER 31, 2009                               PROVIDED UPON:
-------------------------  -----------------------   ----------------------------------------------------------------
                                                                                  DOWNGRADE IN THE COMPANY'S CREDIT
                                                            ONE NOTCH           RATING TO A LEVEL THAT TRIGGERS FULL
                                FIXED MATURITY           DOWNGRADE IN THE          OVERNIGHT COLLATERALIZATION OR
                                SECURITIES (2)       COMPANY'S CREDIT RATING   TERMINATION OF THE DERIVATIVE POSITION
                           -----------------------   -----------------------   --------------------------------------
                                                    (IN MILLIONS)
            $5                       $--                       $--                               $5


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $5 million. At December 31, 2009, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $5 million.

     At December 31, 2008, the Company did not pledge any securities collateral in connection with derivative instruments.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                               DECEMBER 31,
                                                              --------------
                                                              2009      2008
                                                              ----      ----
                                                               (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits.........................  $113      $320
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits........................  $ 14      $104


     The following table presents changes in estimated fair value related to embedded derivatives:

                                                         YEARS ENDED DECEMBER 31,
                                                        -------------------------
                                                         2009      2008      2007
                                                        -----      ----      ----
                                                              (IN MILLIONS)
Net investment gains (losses)(1)......................  $(130)     $200       $9


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31, 2009 and 2008 were gains (losses) of ($95) million and $115 million, respectively, in connection with this adjustment.

5.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                  NOTIONAL      CARRYING      ESTIMATED
DECEMBER 31, 2009                                  AMOUNT        VALUE       FAIR VALUE
-----------------                                 --------   -------------   ----------
                                                             (IN MILLIONS)
Assets
  Fixed maturity securities.....................                 $1,233        $1,233
  Mortgage loans................................                 $   82        $   83
  Policy loans..................................                 $  397        $  482
  Short-term investments........................                 $   59        $   59
  Other invested assets: (1)
     Other......................................                 $   25        $   25
  Cash..........................................                 $   10        $   10
  Accrued investment income.....................                 $   24        $   24
  Premiums and other receivables (1)............                 $  107        $  105
  Other assets..................................                 $    6        $    5
  Separate account assets.......................                 $8,805        $8,805
  Net embedded derivatives within asset host
     contracts (2)..............................                 $  113        $  113
Liabilities
  Policyholder account balances (1).............                 $   83        $   80
  Long-term debt -- affiliated..................                 $   25        $   24
  Other liabilities: (1)
     Derivative liabilities (3).................     $15         $    5        $    5
     Other......................................                 $   33        $   33
  Separate account liabilities (1)..............                 $  235        $  235
  Net embedded derivatives within liability host
     contracts (2)..............................                 $   14        $   14
Commitments (4)
  Mortgage loan commitments.....................     $ 1         $   --        $   --
  Commitments to fund private corporate bond
     investments................................     $ 5         $   --        $   --

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                   AMOUNT      VALUE    FAIR VALUE
-----------------                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets
  Fixed maturity securities......................              $  921      $  921
  Mortgage loans.................................              $   52      $   52
  Policy loans...................................              $  405      $  575
  Short-term investments.........................              $  186      $  186
  Other invested assets: (1).....................
     Derivative assets (3).......................     $ 1      $   --      $   --
     Other.......................................              $   25      $   25
  Cash...........................................              $   10      $   10
  Accrued investment income......................              $   21      $   21
  Premiums and other receivables (1).............              $   90      $   76
  Separate account assets........................              $7,136      $7,136
  Net embedded derivatives within asset host
     contracts (2)...............................              $  320      $  320
Liabilities
  Policyholder account balances (1)..............              $   74      $   62
  Long-term debt -- affiliated...................              $   25      $   25
  Other liabilities: (1)
     Derivative liabilities (3)..................     $10      $    4      $    4
     Other.......................................              $   25      $   25
  Separate account liabilities (1)...............              $  357      $  357
  Net embedded derivatives within liability host
     contracts(2)................................              $  104      $  104
Commitments (4)
  Mortgage loan commitments......................     $34      $   --      $    1


--------

   (1) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (3) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities.

   (4) Commitments are off-balance sheet obligations. Positive estimated fair values represent off-balance sheet assets.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities -- When available, the estimated fair value of the Company's fixed maturity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include:

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are carried at amortized cost. The estimated fair value for mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the consolidated balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheets are principally comprised of investments in tax credit partnerships and loan to an affiliate. Investments in tax credit partnerships, which are accounted for under the equity method are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The estimated fair value of loan to an affiliate is determined by discounting expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

     Cash -- In light of recent market conditions, cash has been monitored to ensure there is sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Other Assets -- Other assets in the consolidated balance sheets are principally comprised of deferred sales inducements, capitalized software and receivables for miscellaneous loans to agencies. With the exception of these receivables, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount presented in the preceding table represents the receivables from agencies for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the Company's lending rate, at the end of the reporting period, for loans issued to agencies.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts are comprised of mutual funds, hedge funds and cash. The estimated fair value of mutual funds and hedge funds are based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount of $7.1 billion in Level 2 of the fair value hierarchy which were previously included in Level 1. The estimated fair values of cash held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's claims paying ability.

     Affiliated Long-term Debt -- The estimated fair value of affiliated long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of other companies with similar types of borrowing arrangements.

     Other Liabilities -- Other liabilities in the consolidated balance sheets are principally comprised of freestanding derivatives with negative estimated fair values; tax and litigation contingency liabilities; obligations for employee-related benefits; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist of amounts payable under certain assumed reinsurance contracts recognized using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those liabilities approximates the estimated fair value of the related separate account assets.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance contracts related to such variable annuity guarantees. Embedded derivatives are recorded in the consolidated financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                               DECEMBER 31, 2009
                                      ------------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE      TOTAL
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS       ESTIMATED
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                      ------------------   -----------------   ------------   ----------
                                                                 (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........          $--                $  543            $ 17         $   560
  Foreign corporate securities......           --                   236              28             264
  RMBS..............................           --                   194              --             194
  U.S. Treasury and agency
     securities.....................           49                    93              --             142
  CMBS..............................           --                    41              --              41
  State and political subdivision
     securities.....................           --                    31              --              31
  Foreign government securities.....           --                     1              --               1
                                              ---                ------            ----         -------
     Total fixed maturity
       securities...................           49                 1,139              45           1,233
                                              ---                ------            ----         -------
Short-term investments (1)..........           --                    45              --              45
Net embedded derivatives within
  asset host contracts (2)..........           --                    --             113             113
Separate account assets(3)..........           --                 8,805              --           8,805
                                              ---                ------            ----         -------
     Total assets...................          $49                $9,989            $158         $10,196
                                              ===                ======            ====         =======
LIABILITIES
Derivative liabilities (4)..........          $--                $    5            $ --         $     5
Net embedded derivatives within
  liability host contracts (2)......           --                    --              14              14
                                              ---                ------            ----         -------
     Total liabilities..............          $--                $    5            $ 14         $    19
                                              ===                ======            ====         =======


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                               DECEMBER 31, 2008
                                      ------------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE      TOTAL
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS       ESTIMATED
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                      ------------------   -----------------   ------------   ----------
                                                                 (IN MILLIONS)
ASSETS
  Fixed maturity securities:
  U.S. corporate securities.........        $   --               $  423            $ 12         $  435
  Foreign corporate securities......            --                  140              23            163
  RMBS..............................            --                  217              --            217
  U.S. Treasury and agency
     securities.....................             4                   48              --             52
  CMBS..............................            --                   38              --             38
  State and political subdivision
     securities.....................            --                    5              --              5
  Foreign government securities.....            --                   11              --             11
                                            ------               ------            ----         ------
     Total fixed maturity
       securities...................             4                  882              35            921
                                            ------               ------            ----         ------
Short-term investments (1)..........            --                  171              --            171
Net embedded derivatives within
  asset host contracts (2)..........            --                   --             320            320
Separate account assets (3).........         7,122                   14              --          7,136
                                            ------               ------            ----         ------
     Total assets...................        $7,126               $1,067            $355         $8,548
                                            ======               ======            ====         ======
LIABILITIES
Derivative liabilities (4)..........        $   --               $    4            $ --         $    4
Net embedded derivatives within
  liability host contracts (2)......            --                   --             104            104
                                            ------               ------            ----         ------
     Total liabilities..............        $   --               $    4            $104         $  108
                                            ======               ======            ====         ======



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, money market funds, etc.).

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   (4) Derivatives liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the following tables.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities. Separate account assets classified within this level are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, state and political subdivision securities and foreign government securities. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. As it relates to derivatives, this level includes derivatives for which all the inputs used are observable including foreign currency swaps and credit default swaps. Separate account assets classified within this level are generally similar to those classified within this level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly. Hedge funds owned by separate accounts are also included within this level.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including U.S. and foreign corporate securities -- including below investment grade private placements. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                    FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL
                                                                   3) (1)
                                   ---------------------------------------------------------------------
                                                             TOTAL REALIZED/UNREALIZED
                                                            GAINS (LOSSES) INCLUDED IN:     PURCHASES,     TRANSFER
                                                           -----------------------------      SALES,          IN
                        BALANCE,                                               OTHER        ISSUANCES       AND/OR     BALANCE,
                      DECEMBER 31,   IMPACT OF   BALANCE,                  COMPREHENSIVE       AND          OUT OF   DECEMBER 31,
                          2007     ADOPTION (2) JANUARY 1, EARNINGS (3, 4) INCOME (LOSS) SETTLEMENTS (5) LEVEL 3 (6)     2009
                      ------------ ------------ ---------- --------------- ------------- --------------- ----------- ------------
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED
  DECEMBER 31, 2009:
Fixed maturity
  securities:
  U.S. corporate
     securities......                              $ 12         $  --           $  1           $  5          $(1)        $ 17
  Foreign corporate
     securities......                                23             5             12            (12)          --           28
                                                   ----         -----           ----           ----          ---         ----
     Total fixed
       maturity
       securities....                              $ 35         $   5           $ 13           $ (7)         $(1)        $ 45
                                                   ====         =====           ====           ====          ===         ====
Net embedded
  derivatives (7)....                              $216         $(127)          $ --           $ 10          $--         $ 99
FOR THE YEAR ENDED
  DECEMBER 31, 2008:
Fixed maturity
  securities.........      $47          $--        $ 47         $  (3)          $(15)          $  5          $ 1         $ 35
Net embedded
  derivatives (7)....      $ 9          $11        $ 20         $ 189           $ --           $  7          $--         $216


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was an $11 million increase to net assets. Such amount was also impacted by a decrease to DAC of $4 million for a total impact of $7 million on Level 3 assets and liabilities and the total net impact of adoption.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest accruals, as well as cash interest coupons, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

     The table below summarizes both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                         TOTAL GAINS AND LOSSES
                                                ---------------------------------------
                                                 CLASSIFICATION OF REALIZED/UNREALIZED
                                                                 GAINS
                                                     (LOSSES) INCLUDED IN EARNINGS
                                                ---------------------------------------
                                                    NET              NET
                                                INVESTMENT       INVESTMENT
                                                  INCOME       GAINS (LOSSES)     TOTAL
                                                ----------     --------------     -----
                                                                (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  Foreign corporate securities................      $--             $   5         $   5
                                                    ---             -----         -----
     Total fixed maturity securities..........      $--             $   5         $   5
                                                    ===             =====         =====
Net embedded derivatives......................      $--             $(127)        $(127)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities.....................      $--             $  (3)        $  (3)
Net embedded derivatives......................       --               189           189

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                     CHANGES IN UNREALIZED GAINS
                                                               (LOSSES)
                                                  RELATING TO ASSETS AND LIABILITIES
                                                                 HELD
                                                 -----------------------------------
                                                     NET            NET
                                                 INVESTMENT     INVESTMENT
                                                   INCOME     GAINS (LOSSES)   TOTAL
                                                 ----------   --------------   -----
                                                               (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  Foreign corporate securities.................      $--           $   5       $   5
                                                     ---           -----       -----
     Total fixed maturity securities...........      $--           $   5       $   5
                                                     ===           =====       =====
Net embedded derivatives.......................       --            (125)       (125)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities......................      $--           $  (3)      $  (3)
Net embedded derivatives.......................       --             190         190


6.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows:

                                                                     DAC
                                                                -------------
                                                                (IN MILLIONS)
Balance at January 1, 2007....................................      $1,310
  Capitalizations.............................................         136
                                                                    ------
     Subtotal.................................................       1,446
                                                                    ------
  Less: Amortization related to:
  Net investment gains (losses)...............................           2
  Other expenses..............................................          95
                                                                    ------
     Total amortization.......................................          97
                                                                    ------
Balance at December 31, 2007..................................       1,349
  Capitalizations.............................................         124
                                                                    ------
     Subtotal.................................................       1,473
                                                                    ------
  Less: Amortization related to:
  Net investment gains (losses)...............................          44
  Other expenses..............................................         221
                                                                    ------
     Total amortization.......................................         265
                                                                    ------
  Less: Unrealized investment gains (losses)..................          (4)
                                                                    ------
Balance at December 31, 2008..................................       1,212
  Capitalizations.............................................          90
                                                                    ------
     Subtotal.................................................       1,302
                                                                    ------
  Less: Amortization related to:
  Net investment gains (losses)...............................         (29)
  Other expenses..............................................         140
                                                                    ------
     Total amortization.......................................         111
                                                                    ------
  Less: Unrealized investment gains (losses)..................           7
                                                                    ------
Balance at December 31, 2009..................................      $1,184
                                                                    ======


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amortization of DAC is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

7.  INSURANCE

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2009      2008      2007
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance at January 1,................................   $40      $ 42       $39
Capitalization.......................................     4         8         9
Amortization.........................................    (5)      (10)       (6)
                                                        ---      ----       ---
Balance at December 31,..............................   $39      $ 40       $42
                                                        ===      ====       ===



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $8,805 million and $7,136 million at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $332 million, $387 million and $357 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For each of the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policyholder funds, is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2009      2008      2007
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance at January 1,................................  $ 21      $ 22      $ 21
  Less: Reinsurance recoverables.....................   (17)      (18)      (17)
                                                       ----      ----      ----
Net balance at January 1,............................     4         4         4
                                                       ----      ----      ----
Incurred related to:
  Current year.......................................     2         2         1
  Prior years........................................    --        (1)       --
                                                       ----      ----      ----
                                                          2         1         1
                                                       ----      ----      ----
Paid related to:
  Current year.......................................    --        --        --
  Prior years........................................    (1)       (1)       (1)
                                                       ----      ----      ----
                                                         (1)       (1)       (1)
                                                       ----      ----      ----
Net balance at December 31,..........................     5         4         4
  Add: Reinsurance recoverables......................    19        17        18
                                                       ----      ----      ----
Balance at December 31,..............................  $ 24      $ 21      $ 22
                                                       ====      ====      ====



     During 2009 and 2007, there was no change to claims and claim adjustment expenses associated with prior years. During 2008, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $1 million, due to improved loss ratios for non-medical health claim liabilities and improved claim management.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                  DECEMBER 31,
                                        ---------------------------------------------------------------
                                                     2009                             2008
                                        ------------------------------   ------------------------------
                                            IN THE             AT            IN THE             AT
                                        EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                        --------------   -------------   --------------   -------------
                                                                  (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value................     $   4,037             N/A        $   2,993             N/A
Net amount at risk (2)................     $     217 (3)         N/A        $     705 (3)         N/A
Average attained age of
  contractholders.....................      60 years             N/A         60 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value................     $   2,196       $   3,133        $   1,871       $   2,249
Net amount at risk (2)................     $     348 (3)   $     637 (4)    $     737 (3)   $   1,023 (4)
Average attained age of
  contractholders.....................      61 years        59 years         61 years        58 years



                                                                    DECEMBER 31,
                                                             --------------------------
                                                                2009            2008
                                                             ----------      ----------
                                                              SECONDARY       SECONDARY
                                                             GUARANTEES      GUARANTEES
                                                             ----------      ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
  Account value (general and separate account).............   $   1,986       $   1,734
  Net amount at risk (2)...................................   $  22,429 (3)   $  25,520 (3)
  Average attained age of policyholders....................    49 years        48 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                              ANNUITY CONTRACTS       VARIABLE LIFE
                                         --------------------------     CONTRACTS
                                         GUARANTEED     GUARANTEED    -------------
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                              (IN MILLIONS)
DIRECT
Balance, at January 1, 2007............      $ 2           $ 2             $ 1         $ 5
  Incurred guaranteed benefits.........        1             3              --           4
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
Balance, at December 31, 2007..........        3             5               1           9
  Incurred guaranteed benefits.........       13            29               1          43
  Paid guaranteed benefits.............       (3)           --              --          (3)
                                             ---           ---             ---         ---
Balance, at December 31, 2008..........       13            34               2          49
  Incurred guaranteed benefits.........       --            (5)             (1)         (6)
  Paid guaranteed benefits.............       (6)           --              --          (6)
                                             ---           ---             ---         ---
Balance, at December 31, 2009..........      $ 7           $29             $ 1         $37
                                             ===           ===             ===         ===
CEDED
Balance, at January 1, 2007............      $ 1           $ 2             $--         $ 3
  Incurred guaranteed benefits.........        1            --              --           1
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
Balance, at December 31, 2007..........        2             2              --           4
  Incurred guaranteed benefits.........       10            10              --          20
  Paid guaranteed benefits.............       (3)           --              --          (3)
                                             ---           ---             ---         ---
Balance, at December 31, 2008..........        9            12              --          21
  Incurred guaranteed benefits.........        3            (2)             --           1
  Paid guaranteed benefits.............       (6)           --              --          (6)
                                             ---           ---             ---         ---
Balance, at December 31, 2009..........      $ 6           $10             $--         $16
                                             ===           ===             ===         ===
NET
Balance, at January 1, 2007............      $ 1           $--             $ 1         $ 2
  Incurred guaranteed benefits.........       --             3              --           3
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
Balance, at December 31, 2007..........        1             3               1           5
  Incurred guaranteed benefits.........        3            19               1          23
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
Balance, at December 31, 2008..........        4            22               2          28
  Incurred guaranteed benefits.........       (3)           (3)             (1)         (7)
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
Balance, at December 31, 2009..........      $ 1           $19             $ 1         $21
                                             ===           ===             ===         ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2009     2008
                                                            ------   ------
                                                             (IN MILLIONS)
Fund Groupings:
  Equity..................................................  $3,736   $3,005
  Balanced................................................   2,330    1,610
  Bond....................................................     767      711
  Money Market............................................     285      336
  Specialty...............................................     250       65
                                                            ------   ------
     Total................................................  $7,368   $5,727
                                                            ======   ======



8.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company has historically reinsured certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities issued since 2001 with an affiliate reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives a reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. At December 31, 2009, the Company had $162 million of unsecured unaffiliated reinsurance recoverable balances.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2009, the Company had $204 million of net unaffiliated ceded reinsurance recoverables. Of this total, $137 million, or 67%, were with the Company's five largest unaffiliated ceded reinsurers, including $105 million of which were unsecured.

     The amounts in the consolidated statements of income include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                       2009      2008       2007
                                                       ----     ------      ----
                                                             (IN MILLIONS)
PREMIUMS:
  Direct premiums....................................  $117      $137       $153
  Reinsurance ceded..................................   (51)      (64)       (73)
                                                       ----      ----       ----
     Net premiums....................................  $ 66      $ 73       $ 80
                                                       ====      ====       ====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees.....................................  $433      $611       $608
  Reinsurance ceded..................................   (58)      (58)       (62)
                                                       ----      ----       ----
     Net universal life and investment-type product
       policy fees...................................  $375      $553       $546
                                                       ====      ====       ====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims............  $191      $266       $209
  Reinsurance ceded..................................   (78)      (96)       (67)
                                                       ----      ----       ----
     Net policyholder benefits and claims............  $113      $170       $142
                                                       ====      ====       ====



     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                         DECEMBER 31, 2009
                                             -----------------------------------------
                                              TOTAL
                                             BALANCE                     TOTAL, NET OF
                                              SHEET    ASSUMED   CEDED    REINSURANCE
                                             -------   -------   -----   -------------
                                                        (IN MILLIONS)
ASSETS:
Premiums and other receivables.............   $  459     $--      $429       $   30
Deferred policy acquisition costs..........    1,184      --         7        1,177
                                              ------     ---      ----       ------
  Total assets.............................   $1,643     $--      $436       $1,207
                                              ======     ===      ====       ======
LIABILITIES:
Policyholder account balances..............   $  969     $(2)     $ --       $  971
Other liabilities..........................      260      --        60          200
                                              ------     ---      ----       ------
  Total liabilities........................   $1,229     $(2)     $ 60       $1,171
                                              ======     ===      ====       ======


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                         DECEMBER 31, 2008
                                             -----------------------------------------
                                              TOTAL
                                             BALANCE                     TOTAL, NET OF
                                              SHEET    ASSUMED   CEDED    REINSURANCE
                                             -------   -------   -----   -------------
                                                        (IN MILLIONS)
ASSETS:
Premiums and other receivables.............   $  688     $--      $611       $   77
Deferred policy acquisition costs..........    1,212      --         5        1,207
                                              ------     ---      ----       ------
  Total assets.............................   $1,900     $--      $616       $1,284
                                              ======     ===      ====       ======
LIABILITIES:
Policyholder account balances..............   $1,096     $(2)     $ --       $1,098
Other liabilities..........................      223      --        48          175
                                              ------     ---      ----       ------
  Total liabilities........................   $1,319     $(2)     $ 48       $1,273
                                              ======     ===      ====       ======



  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company, Exeter Reassurance Company, Ltd. and MetLife Reinsurance Company of Vermont.

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of income is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
PREMIUMS:
Reinsurance ceded (1).................................  $ (4)     $ (4)     $ (4)
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
Reinsurance ceded (1).................................  $(16)     $(16)     $(19)
OTHER REVENUES:
Reinsurance ceded.....................................  $  1      $  1      $  1
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance ceded (1).................................  $ (6)     $(27)     $ (3)
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Reinsurance ceded.....................................  $ (2)     $ (2)     $ (2)
OTHER EXPENSES:
Reinsurance ceded (1).................................  $ --      $  2      $ (2)


--------

   (1) In September 2008, MetLife completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 and 2007 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA for the year ended December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $2 million, $6 million, $6 million and ($1) million, respectively and for the year ended December 31, 2007 include ceded premiums, ceded fees and ceded benefits of $3 million, $9 million and $5 million, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the effect of ceded affiliated reinsurance included in the consolidated balance sheets is as follows:

                                                               DECEMBER 31,
                                                              --------------
                                                              2009      2008
                                                              ----      ----
                                                               (IN MILLIONS)
ASSETS:
Premiums and other receivables..............................  $213      $405
                                                              ----      ----
  Total assets..............................................  $213      $405
                                                              ====      ====
LIABILITIES:
Other liabilities...........................................  $ 15      $ 10
                                                              ----      ----
  Total liabilities.........................................  $ 15      $ 10
                                                              ====      ====



     The Company has ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $113 million and $319 million at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007, net investment gains (losses) included ($224) million, $294 million and $17 million, respectively, in changes in fair value of such embedded derivatives as well as the associated bifurcation fees.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company has $92 million of unsecured affiliated reinsurance recoverable balances.

9.  LONG-TERM DEBT -- AFFILIATED

     Effective September 30, 2008, the Company entered into a secured demand note collateral agreement with an affiliate pursuant to which the affiliate pledged securities to the Company to collateralize its obligation to lend $25 million to the Company. The secured demand note matures on February 28, 2011 and bears interest at 0.50% per annum. The Company has not exercised its right to sell or repledge the collateral.

10.  INCOME TAX

     The provision for income tax is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2009      2008      2007
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Current:
  Federal............................................  $ 16       $(8)      $17
  State and local....................................    --        --         1
                                                       ----       ---       ---
  Subtotal...........................................    16        (8)       18
                                                       ----       ---       ---
Deferred:
  Federal............................................   (52)       67         9
                                                       ----       ---       ---
Provision for income tax expense (benefit)...........  $(36)      $59       $27
                                                       ====       ===       ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Tax provision at U.S. statutory rate..................  $ (9)     $ 73      $ 48
Tax effect of:
  Tax-exempt investment income........................   (19)      (16)      (25)
  Prior year tax......................................    (4)        2         4
  Other, net..........................................    (4)       --        --
                                                        ----      ----      ----
Provision for income tax expense (benefit)............  $(36)     $ 59      $ 27
                                                        ====      ====      ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                              --------------
                                                              2009      2008
                                                              ----      ----
                                                               (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................  $237      $187
  Employee benefits.........................................     8         5
  Deferred intercompany losses..............................    10        10
  Net unrealized investment losses..........................    --        23
  Litigation-related and government mandated................     3        --
  Investments, including derivatives........................     1        --
  Other, net................................................    12        16
                                                              ----      ----
                                                               271       241
  Less: Valuation allowance.................................    10        10
                                                              ----      ----
                                                               261       231
                                                              ----      ----
Deferred income tax liabilities:
  Investments, including derivatives........................    --         1
  DAC.......................................................   341       341
  Net unrealized investment gains...........................    11        --
                                                              ----      ----
                                                               352       342
                                                              ----      ----
Net deferred income tax liability...........................  $ 91      $111
                                                              ====      ====



     The Company has recorded a valuation allowance related to a deferred intercompany loss from the sale of Exeter Reassurance Company, Ltd. to MetLife prior to 2003. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

     The Company participates in a tax sharing agreement with MetLife. Under this agreement current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife include $8 million, $31 million and $13 million for 2009, 2008 and 2007, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2000. In 2005, the IRS commenced an examination of the Company's U.S. income tax returns for the years 2000 through 2002 that was completed. The IRS examination of the next audit cycle, years 2003 to 2005, is expected to begin in early 2010.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $18 million and $16 million, respectively related to the separate account DRD. The 2009 benefit included a benefit of $4 million related to a true-up of the prior year tax return.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     The Company conducted an internal investigation of an agency in Los Angeles concerning the referral of clients to an entity which the SEC has put into receivership for allegedly defrauding investors. Three of the Company's former representatives may have encouraged customers to invest in this entity. Restitution is being made to customers.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas, or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2009, 2008 and 2007. At December 31, 2009 and 2008, the Company maintained a liability of $1 million and less than $1 million, respectively. The related assets for premium tax offsets were $1 million and less than $1 million at December 31, 2009 and 2008, respectively, for undiscounted future assessments with respect to impaired, insolvent or failed insurers. The Company maintained at both December 31, 2009 and 2008, an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease agreements for office space, data processing and other equipment. Future minimum gross rental payments relating to these lease agreements are as follows:

                                                                    GROSS
                                                                    RENTAL
                                                                   PAYMENTS
                                                                -------------
                                                                (IN MILLIONS)
2010..........................................................       $15
2011..........................................................       $12
2012..........................................................       $ 9
2013..........................................................       $ 7
2014..........................................................       $ 3
Thereafter....................................................       $ 1


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $6 million and $8 million at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $1 million and $34 million at December 31, 2009 and 2008.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $5 million at December 31, 2009. There were no commitments to lend funds under private corporate bond investments at December 31, 2008.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is $45 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2009 and 2008.

12.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company's employees, sales representatives and retirees participate in funded qualified and unfunded non-qualified defined benefit pension plans and other postretirement plans sponsored by Metropolitan Life Insurance Company. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2009, the majority of active participants were accruing benefits under the cash balance formula; however, approximately 92% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by Metropolitan Life Insurance Company. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     The Company is allocated both pension and other postretirement expenses from Metropolitan Life Insurance Company associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. The Company's share of pension expense was $12 million, $4 million and $4 million for the years ended December 31, 2009, 2008 and 2007, respectively. In

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES addition, the Company's share of other postretirement expense was $3 million for the year ended December 31, 2009, and less than $1 million for both of the years ended December 31, 2008 and 2007. The combined allocated pension and other postretirement benefit expense is included in the accompanying consolidated statements of income.

     The Company sponsors the Non-Qualified Retirement Plan for Managing Partners (the "MPRP Plan"), a non-qualified defined benefit pension plan. The MPRP Plan supplements earned benefits to participants under the Agency Employees' Retirement Plan (the "AERP Plan"), a multiple employer pension plan. The assets and obligations of the AERP Plan are not included in the accompanying consolidated balance sheets or the disclosure below. The Company made contributions of $2 million, $2 million and less than $1 million for the years ended December 31, 2009, 2008 and 2007, respectively, to the AERP Plan. The assets and obligations of the MPRP Plan along with the related net periodic pension expense, are included in the accompanying consolidated financial statements and the additional disclosures below.

     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                            DECEMBER 31,
                                                     -------------------------
                                                                      OTHER
                                                                   POSTRETIRE-
                                                       PENSION         MENT
                                                       BENEFITS      BENEFITS
                                                     -----------   -----------
                                                     2009   2008   2009   2008
                                                     ----   ----   ----   ----
                                                           (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year..  $ 37   $ 29   $ 25   $ 24
  Service cost.....................................     1      1      1     --
  Interest cost....................................     2      2      2      2
  Plan participants' contributions.................    --     --      2      4
  Net actuarial (gains) losses.....................     3      5      1     --
  Change in benefits...............................    --      1      5     --
  Benefits paid....................................    (2)    (1)    (5)    (5)
                                                     ----   ----   ----   ----
Benefit obligation at end of year..................    41     37     31     25
                                                     ----   ----   ----   ----
Change in plan assets:
Fair value of plan assets at beginning of year.....    --     --     --     --
  Actual return on plan assets.....................    --     --     --     --
  Plan participants' contributions.................    --     --      2     --
  Employer contribution............................     2      1      3     --
  Benefits paid....................................    (2)    (1)    (5)    --
                                                     ----   ----   ----   ----
Fair value of plan assets at end of year...........    --     --     --     --
                                                     ----   ----   ----   ----
Funded status at end of year.......................  $(41)  $(37)  $(31)  $(25)
                                                     ====   ====   ====   ====
Amounts recognized in the consolidated balance
  sheets consist of:
  Other liabilities................................  $(41)  $(37)  $(31)  $(25)
                                                     ====   ====   ====   ====
Accumulated other comprehensive (income) loss:
  Net actuarial losses.............................  $  8   $  5   $ (2)  $ (4)
  Prior service cost (credit)......................     1      1     18     16
                                                     ----   ----   ----   ----
                                                        9      6     16     12
  Deferred income tax..............................    (3)    (2)    (6)    (4)
                                                     ----   ----   ----   ----
                                                     $  6   $  4   $ 10   $  8
                                                     ====   ====   ====   ====


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The accumulated benefit obligation for the defined benefit pension plan was $38 million and $34 million at December 31, 2009 and 2008, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                DECEMBER 31,
                                                               --------------
                                                               2009      2008
                                                               ----      ----
                                                                (IN MILLIONS)
Projected benefit obligation.................................   $41       $37
Accumulated benefit obligation...............................   $38       $34
Fair value of plan assets....................................   $--       $--


     The projected benefit obligation exceeded assets for all plans at December 31, 2009 and 2008.

     Net periodic pension cost and net periodic other postretirement benefit plan cost are comprised of the following:

          i) Service Cost -- Service cost is the increase in the projected (expected) pension benefit obligation resulting from benefits payable to employees of the Subsidiaries on service rendered during the current year.

          ii) Interest Cost on the Liability -- Interest cost is the time value adjustment on the projected (expected) pension benefit obligation at the end of each year.

          iii) Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated (other) pension fund assets in a particular year.

          iv) Amortization of Prior Service Cost -- This cost relates to the recognition of increases or decreases in pension (other postretirement) benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in accumulated other comprehensive income at the time of the amendment. These costs are then amortized to pension (other postretirement benefit) expense over the expected service years of the employees affected by the change.

          v) Amortization of Net Actuarial Gains or Losses -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension (other postretirement) plan assets or projected (expected) pension benefit obligation during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension (other postretirement benefit) expense over the expected service years of the employees.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------
                                                                               OTHER
                                                         PENSION          POSTRETIREMENT
                                                        BENEFITS             BENEFITS
                                                   ------------------   ------------------
                                                   2009   2008   2007   2009   2008   2007
                                                   ----   ----   ----   ----   ----   ----
                                                                (IN MILLIONS)
NET PERIODIC BENEFIT COST (CREDIT)
  Service cost...................................   $ 1    $ 1    $--    $ 1    $--    $ 1
  Interest cost..................................     2      2      2      2      2      1
  Amortization of prior service cost (credit)....    --      2      5      2      2      2
                                                    ---    ---    ---    ---    ---    ---
     Net periodic benefit cost (credit)..........     3      5      7      5      4      4
                                                    ---    ---    ---    ---    ---    ---
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE
  INCOME (LOSS)
  Net actuarial (gains) losses...................     3      4     --      1     --     --
  Prior service cost (credit)....................    --      1      6      5      2     --
  Amortization of prior service cost (credit)....    --     (2)    (5)    (2)    (2)    (2)
                                                    ---    ---    ---    ---    ---    ---
     Total recognized in other comprehensive
       income (loss).............................     3      3      1      4     --     (2)
                                                    ---    ---    ---    ---    ---    ---
     Total recognized in net periodic benefit
       cost and other comprehensive income
       (loss)....................................   $ 6    $ 8    $ 8    $ 9    $ 4    $ 2
                                                    ===    ===    ===    ===    ===    ===



     Included within other comprehensive income (loss) are other changes in plan assets and benefit obligations associated with pension benefits of $3 million and other postretirement benefits of $4 million for an aggregate reduction in other comprehensive income (loss) of $7 million before income tax and $4 million, net of income tax.

     The estimated net actuarial (gains) losses and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are less than $1 million.

     The estimated net actuarial (gains) losses and prior service cost (credit) for the defined benefit other postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost (credit) over the next year are less than $1 million and $2 million, respectively.

     The Company receives subsidies under the Prescription Drug Act. The reduction in the accumulated other postretirement obligation was less than $1 million and $1 million for the years ended December 31, 2009 and 2008, respectively. The reduction of the net periodic other postretirement benefit cost (credit) resulting from the Prescription Drug Act was less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

     The Company received subsidies of less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                             DECEMBER 31,
                                                     ---------------------------
                                                                       OTHER
                                                                    POSTRETIRE-
                                                       PENSION          MENT
                                                       BENEFITS       BENEFITS
                                                     -----------   -------------
                                                     2009   2008   2009     2008
                                                     ----   ----   ----     ----
Weighted average discount rate.....................  6.25%  6.60%  6.25%    6.60%
Rate of compensation increase......................  5.00%  5.00%   N/A      N/A

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Assumptions used in determining net periodic benefit cost were as follows:

                                                          DECEMBER 31,
                                            ---------------------------------------
                                                                        OTHER
                                                  PENSION          POSTRETIREMENT
                                                 BENEFITS             BENEFITS
                                            ------------------   ------------------
                                            2009   2008   2007   2009   2008   2007
                                            ----   ----   ----   ----   ----   ----
Weighted average discount rate............  6.60%  6.65%  6.00%  6.60%  6.65%  6.00%
Weighted average expected rate of return
  on plan assets..........................   N/A    N/A    N/A    N/A    N/A    N/A
Rate of compensation increase.............     5%     4%     4%   N/A    N/A    N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The assumed healthcare cost trend rates used in measuring the APBO and net periodic benefit cost were as follows:

                                                     DECEMBER 31,
                              ----------------------------------------------------------
                                          2009                          2008
                              ----------------------------  ----------------------------
Pre-and Post-Medicare         8.2% down to 5.8% in 2018     8.8% down to 5.8% in 2018
  eligible claims             and gradually decreasing      and gradually decreasing
                              until 2079 reaching the       until 2079 reaching the
                              ultimate rate of 4.1%         ultimate rate of 4.1%


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                       ONE PERCENT   ONE PERCENT
                                                         INCREASE      DECREASE
                                                       -----------   -----------
                                                             (IN THOUSANDS)
Effect on total of service and interest cost
  components.........................................      $ 58         $ (51)
Effect of accumulated postretirement benefit
  obligation.........................................      $544         $(492)


  EXPECTED FUTURE CONTRIBUTIONS AND BENEFIT PAYMENTS

     Benefit payments due under the non-qualified pension plan are funded from the Company's general assets as they become due under the provision of the plan. In 2010, the Company does not expect to make a contribution to its non-qualified pension plan.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. It is the Company's practice to use its general assets to pay claims as they come due. Total payments were $5 million for both of the years ended December 31, 2009 and 2008.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Gross benefit payments for the next ten years, which reflect expected future service where appropriate, and gross subsidies to be received under the Prescription Drug Act are expected to be as follows:

                                                        OTHER POSTRETIREMENT BENEFITS
                                                     ----------------------------------
                                           PENSION              PRESCRIPTION
                                          BENEFITS    GROSS    DRUG SUBSIDIES     NET
                                          --------   -------   --------------   -------
                                                          (IN THOUSANDS)
2010....................................   $ 2,243   $ 2,257        $(500)      $ 1,757
2011....................................   $ 2,540   $ 2,309        $  --       $ 2,309
2012....................................   $ 2,298   $ 2,247        $  --       $ 2,247
2013....................................   $ 2,656   $ 2,262        $  --       $ 2,262
2014....................................   $ 2,436   $ 2,334        $  --       $ 2,334
2015-2019...............................   $14,137   $12,496        $  --       $12,496


  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

13.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NELICO exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income of NELICO, as filed with the Commonwealth of Massachusetts Division of Insurance, was $111 million, $28 million and $122 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed, was $564 million and $469 million at December 31, 2009 and 2008, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  DIVIDEND RESTRICTIONS

     Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to Metropolitan Life Insurance Company as long as such dividends, when aggregated with all other dividends in the preceding 12 months, do not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Commissioner") and the Commissioner does not disapprove the payment within 30 days of its filing. In addition, any dividend that exceeds statutory unassigned funds surplus as of the last filed annual statutory statement requires insurance regulatory approval. During the years ended December 31, 2009 and 2008, NELICO paid a dividend of $19 million and $94 million, respectively. During the year ended December 31, 2007, NELICO did not pay a dividend to Metropolitan Life Insurance Company. The maximum amount of dividends which NELICO may pay to Metropolitan Life Insurance Company in 2010 without prior regulatory approval is $84 million.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2009      2008      2007
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year...........................................  $104      $(77)      $ 1
Income tax effect of holding gains (losses)..........   (38)       27        --
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.............................    (1)        7        --
  Amortization of premiums and accretion of discounts
     associated with investments.....................    (2)       (1)        1
Income tax effect....................................     1        (2)       (1)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.............    (7)        4        --
Income tax effect of allocation of holding (gains)
  losses to other policyholder amounts...............     3        (1)       --
                                                       ----      ----       ---
Net unrealized investment gains (losses), net of
  income tax.........................................    60       (43)        1
Defined benefit plan adjustment, net of income tax...    (4)       (2)       --
                                                       ----      ----       ---
Other comprehensive income (loss)....................  $ 56      $(45)      $ 1
                                                       ====      ====       ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                        --------------------------
                                                        2009       2008       2007
                                                        ----      -----      -----
                                                               (IN MILLIONS)
Compensation..........................................  $ 73      $  22      $  54
Commissions...........................................    85        119        154
Amortization of DAC...................................   111        265         97
Capitalization of DAC.................................   (90)      (124)      (136)
Insurance tax.........................................    14         16         16
Agency allowances.....................................    58         76         63
Sub-advisory fees and related expenses................    39        164        169
Other.................................................    86         70         90
                                                        ----      -----      -----
  Total other expenses................................  $376      $ 608      $ 507
                                                        ====      =====      =====



  Amortization and Capitalization of DAC

     See Note 6 for a rollforward of DAC including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8 and 15 for discussion of affiliated expenses included in the table above.

15.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with Metropolitan Life Insurance Company which provides administrative, accounting, legal and similar services to the Company. Metropolitan Life Insurance Company charged the Company $38 million, $30 million and $18 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $24 million, $14 million and $28 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $1 million, $3 million and $1 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively. Also, under these agreements the Company agrees to sell insurance products on behalf of certain affiliates. The Company received fees for this service of $152 million, $98 million and $59 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into service agreements with MetLife Investors Distribution Company ("MDC"), in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $7 million, $5 million and $4 million, included in other revenues, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into an investment service agreement with several affiliates, in which the Company provides investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the affiliates. Per the agreement, the net profit or loss of the Company is allocated to the affiliates resulting in expenses of $20 million, $80 million and $88 million included in other expense for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company has entered into an investment service agreement with an affiliate in which the affiliate provides investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the affiliate is allocated to the Company resulting in revenue of $18 million, $6 million and $4 million included in universal life and investment-type product policy fees, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company had net receivables from affiliates of $7 million and $39 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8.

     See Note 3 for additional related party transactions.

16.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 26, 2010

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2009       2008
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $145,439 and $135,428,
     respectively)............................................  $144,649   $122,229
  Equity securities available-for-sale, at estimated fair
     value (cost: $2,191 and $2,931, respectively)............     2,116      2,298
  Trading securities, at estimated fair value (cost: $451 and
     $281, respectively)......................................       471        277
  Mortgage loans (net of valuation allowances of $594 and
     $244, respectively)......................................    40,620     42,105
  Policy loans................................................     8,099      7,881
  Real estate and real estate joint ventures held-for-
     investment...............................................     5,667      6,205
  Real estate held-for-sale...................................        44         51
  Other limited partnership interests.........................     4,215      4,732
  Short-term investments......................................     3,315      7,598
  Other invested assets.......................................     6,811      9,916
                                                                --------   --------
     Total investments........................................   216,007    203,292
Cash and cash equivalents.....................................     3,347     10,279
Accrued investment income.....................................     2,066      2,079
Premiums and other receivables................................    26,375     28,290
Deferred policy acquisition costs and value of business
  acquired....................................................     9,364     10,871
Current income tax recoverable................................       121         75
Deferred income tax assets....................................     1,094      2,557
Other assets..................................................     4,206      4,517
Separate account assets.......................................    80,377     72,259
                                                                --------   --------
     Total assets.............................................  $342,957   $334,219
                                                                ========   ========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Future policy benefits........................................  $ 99,960   $ 98,183
Policyholder account balances.................................    86,590     93,308
Other policyholder funds......................................     5,627      5,483
Policyholder dividends payable................................       761      1,023
Payables for collateral under securities loaned and other
  transactions................................................    14,662     18,649
Short-term debt...............................................       319        414
Long-term debt................................................     3,502      2,722
Other liabilities.............................................    33,690     29,350
Separate account liabilities..................................    80,377     72,259
                                                                --------   --------
     Total liabilities........................................   325,488    321,391
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 13)

STOCKHOLDER'S EQUITY:
Metropolitan Life Insurance Company stockholder's equity:
  Common stock, par value $0.01 per share; 1,000,000,000
     shares authorized; 494,466,664 shares issued and
     outstanding at both December 31, 2009 and 2008...........         5          5
  Additional paid-in capital..................................    14,438     14,437
  Retained earnings...........................................     4,817      7,298
  Accumulated other comprehensive loss........................    (2,082)    (8,995)
                                                                --------   --------
     Total Metropolitan Life Insurance Company stockholder's
       equity.................................................    17,178     12,745
Noncontrolling interests......................................       291         83
                                                                --------   --------
     Total equity.............................................    17,469     12,828
                                                                --------   --------
     Total liabilities and stockholder's equity...............  $342,957   $334,219
                                                                ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                           2009      2008      2007
                                                         -------   -------   -------
REVENUES
Premiums...............................................  $18,629   $18,444   $16,435
Universal life and investment-type product policy
  fees.................................................    2,067     2,285     2,246
Net investment income..................................   10,190    11,116    12,576
Other revenues.........................................    1,739     1,882       934
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities........................................   (1,521)     (787)      (38)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive
     loss..............................................      623        --        --
  Other net investment gains (losses), net.............   (5,197)    4,259      (249)
                                                         -------   -------   -------
     Total net investment gains (losses)...............   (6,095)    3,472      (287)
                                                         -------   -------   -------
       Total revenues..................................   26,530    37,199    31,904
                                                         -------   -------   -------
EXPENSES
Policyholder benefits and claims.......................   20,662    20,699    18,275
Interest credited to policyholder account balances.....    2,669     3,181     3,515
Policyholder dividends.................................    1,612     1,716     1,687
Other expenses.........................................    6,009     6,578     5,042
                                                         -------   -------   -------
     Total expenses....................................   30,952    32,174    28,519
                                                         -------   -------   -------
Income (loss) from continuing operations before
  provision for income tax.............................   (4,422)    5,025     3,385
Provision for income tax expense (benefit).............   (1,890)    1,650     1,082
                                                         -------   -------   -------
Income (loss) from continuing operations, net of income
  tax..................................................   (2,532)    3,375     2,303
Income (loss) from discontinued operations, net of
  income tax...........................................       10      (191)      325
                                                         -------   -------   -------
     Net income (loss).................................   (2,522)    3,184     2,628
Less: Net income (loss) attributable to noncontrolling
  interests............................................       (5)       97       196
                                                         -------   -------   -------
Net income (loss) attributable to Metropolitan Life
  Insurance Company....................................  $(2,517)  $ 3,087   $ 2,432
                                                         =======   =======   =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                      FOR THE YEAR ENDED DECEMBER 31, 2009

                                  (IN MILLIONS)


                                                                           ACCUMULATED OTHER
                                                                      COMPREHENSIVE INCOME (LOSS)
                                                         ----------------------------------------------------
                                                                                                                    TOTAL
                                                                                                                METROPOLITAN
                                                               NET                      FOREIGN      DEFINED   LIFE INSURANCE
                                   ADDITIONAL              UNREALIZED     OTHER-THAN    CURRENCY     BENEFIT       COMPANY
                           COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION     PLANS     STOCKHOLDER'S
                            STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS  ADJUSTMENT      EQUITY
                           ------  ----------  --------  --------------  -----------  -----------  ----------  --------------
Balance at December 31,
  2008 (Note 1)..........    $5      $14,437    $ 7,298      $(7,701)       $  --         $143       $(1,437)      $12,745
Cumulative effect of
  change in accounting
  principle, net of
  income tax (Note 1)....                            36                       (36)
Capital contributions
  from MetLife, Inc.
  (Note 15)..............                  3                                                                             3
Excess tax liabilities
  related to stock-based
  compensation...........                 (2)                                                                           (2)
Change in equity of
  noncontrolling
  interests..............
Comprehensive income
  (loss):
  Net loss...............                        (2,517)                                                            (2,517)
  Other comprehensive
     income (loss):
     Unrealized gains
       (losses) on
       derivative
       instruments, net
       of income tax.....                                       (162)                                                 (162)
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax....                                      7,598         (305)                                   7,293
     Foreign currency
       translation
       adjustments, net
       of income tax.....                                                                  (92)                        (92)
     Defined benefit
       plans adjustment,
       net of income
       tax...............                                                                                (90)          (90)
                                                                                                                   -------
       Other
          comprehensive
          income (loss)..                                                                                            6,949
                                                                                                                   -------
  Comprehensive income
     (loss)..............                                                                                            4,432
                             --      -------    -------      -------        -----         ----       -------       -------
Balance at December 31,
  2009...................    $5      $14,438    $ 4,817      $  (265)       $(341)        $ 51       $(1,527)      $17,178
                             ==      =======    =======      =======        =====         ====       =======       =======

                           NONCONTROLLING   TOTAL
                              INTERESTS     EQUITY
                           --------------  -------
Balance at December 31,
  2008 (Note 1)..........       $ 83       $12,828
Cumulative effect of
  change in accounting
  principle, net of
  income tax (Note 1)....
Capital contributions
  from MetLife, Inc.
  (Note 15)..............                        3
Excess tax liabilities
  related to stock-based
  compensation...........                       (2)
Change in equity of
  noncontrolling
  interests..............        218           218
Comprehensive income
  (loss):
  Net loss...............         (5)       (2,522)
  Other comprehensive
     income (loss):
     Unrealized gains
       (losses) on
       derivative
       instruments, net
       of income tax.....                     (162)
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax....         (5)        7,288
     Foreign currency
       translation
       adjustments, net
       of income tax.....                      (92)
     Defined benefit
       plans adjustment,
       net of income
       tax...............                      (90)
                                ----       -------
       Other
          comprehensive
          income (loss)..         (5)        6,944
                                ----       -------
  Comprehensive income
     (loss)..............        (10)        4,422
                                ----       -------
Balance at December 31,
  2009...................       $291       $17,469
                                ====       =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2008

                                  (IN MILLIONS)


                                                                                      ACCUMULATED OTHER
                                                                                 COMPREHENSIVE INCOME (LOSS)
                                                                           ---------------------------------------
                                                                                                                         TOTAL
                                                                                                                     METROPOLITAN
                                                                                 NET         FOREIGN      DEFINED   LIFE INSURANCE
                                                     ADDITIONAL              UNREALIZED      CURRENCY     BENEFIT       COMPANY
                                             COMMON    PAID-IN   RETAINED    INVESTMENT    TRANSLATION     PLANS     STOCKHOLDER'S
                                              STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  ADJUSTMENTS  ADJUSTMENT      EQUITY
                                             ------  ----------  --------  --------------  -----------  ----------  --------------
Balance at December 31, 2007 (Note 1)......    $5      $14,426    $ 5,529      $ 1,342        $ 283       $  (284)     $ 21,301
Treasury stock transactions, net -- by
  subsidiary...............................                (11)                                                             (11)
  Capital contributions from MetLife, Inc.
     (Note 15).............................                 13                                                               13
  Excess tax benefits related to stock-
     based compensation....................                  9                                                                9
  Dividends of interests in subsidiary
     (Note 2)..............................                        (1,318)                                               (1,318)
  Dividends on subsidiary common stock.....
  Change in equity of noncontrolling
     interests.............................
Comprehensive income (loss):
  Net income...............................                         3,087                                                 3,087
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax..........................                                        272                                      272
     Unrealized investment gains (losses),
       net of related offsets and income
       tax.................................                                     (9,315)                                  (9,315)
     Foreign currency translation
       adjustments, net of income tax......                                                    (140)                       (140)
     Defined benefit plans adjustment, net
       of income tax.......................                                                                (1,153)       (1,153)
                                                                                                                       --------
     Other comprehensive income (loss).....                                                                             (10,336)
                                                                                                                       --------
  Comprehensive income (loss)..............                                                                              (7,249)
                                               --      -------    -------      -------        -----       -------      --------
Balance at December 31, 2008 (Note 1)......    $5      $14,437    $ 7,298      $(7,701)       $ 143       $(1,437)     $ 12,745
                                               ==      =======    =======      =======        =====       =======      ========

                                             NONCONTROLLING INTERESTS
                                             ------------------------
                                             DISCONTINUED  CONTINUING    TOTAL
                                              OPERATIONS   OPERATIONS   EQUITY
                                             ------------  ----------  --------
Balance at December 31, 2007 (Note 1)......     $ 1,534       $162     $ 22,997
Treasury stock transactions, net -- by
  subsidiary...............................                                 (11)
  Capital contributions from MetLife, Inc.
     (Note 15).............................                                  13
  Excess tax benefits related to stock-
     based compensation....................                                   9
  Dividends of interests in subsidiary
     (Note 2)..............................                              (1,318)
  Dividends on subsidiary common stock.....          34                      34
  Change in equity of noncontrolling
     interests.............................      (1,409)       (82)      (1,491)
Comprehensive income (loss):
  Net income...............................          94          3        3,184
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax..........................                                 272
     Unrealized investment gains (losses),
       net of related offsets and income
       tax.................................        (150)                 (9,465)
     Foreign currency translation
       adjustments, net of income tax......        (107)                   (247)
     Defined benefit plans adjustment, net
       of income tax.......................           4                  (1,149)
                                                -------       ----     --------
     Other comprehensive income (loss).....        (253)        --      (10,589)
                                                -------       ----     --------
  Comprehensive income (loss)..............        (159)         3       (7,405)
                                                -------       ----     --------
Balance at December 31, 2008 (Note 1)......     $    --       $ 83     $ 12,828
                                                =======       ====     ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

         CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY -- (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                  (IN MILLIONS)


                                                                                       ACCUMULATED OTHER
                                                                                  COMPREHENSIVE INCOME (LOSS)
                                                                            ---------------------------------------
                                                                                                                          TOTAL
                                                                                                                      METROPOLITAN
                                                                                  NET         FOREIGN      DEFINED   LIFE INSURANCE
                                                      ADDITIONAL              UNREALIZED      CURRENCY     BENEFIT       COMPANY
                                              COMMON    PAID-IN   RETAINED    INVESTMENT    TRANSLATION     PLANS     STOCKHOLDER'S
                                               STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  ADJUSTMENTS  ADJUSTMENT      EQUITY
                                              ------  ----------  --------  --------------  -----------  ----------  --------------
Balance at December 31, 2006 (Note 1).......    $5      $14,343    $3,812       $1,696          $144        $(808)       $19,192
Cumulative effect of changes in accounting
  principles, net of income tax (Note 1)....                         (215)                                                  (215)
                                                --      -------    ------       ------          ----        -----        -------
Balance at January 1, 2007 (Note 1).........     5       14,343     3,597        1,696           144         (808)        18,977
Treasury stock transactions, net -- by
  subsidiary................................                 10                                                               10
Capital contributions from MetLife, Inc.
  (Note 15).................................                  7                                                                7
Excess proceeds received on sale of
  interests in affiliate (Note 15)..........                 30                                                               30
Excess tax benefits related to stock-based
  compensation..............................                 36                                                               36
Dividends on common stock...................                         (500)                                                  (500)
Dividends on subsidiary common stock........
Change in equity of noncontrolling
  interests.................................
Comprehensive income (loss):
  Net income................................                        2,432                                                  2,432
  Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
       instruments, net of income tax.......                                       (15)                                      (15)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax..................................                                      (339)                                     (339)
     Foreign currency translation
       adjustments, net of income tax.......                                                     139                         139
     Defined benefit plans adjustment, net
       of income tax........................                                                                  524            524
                                                                                                                         -------
     Other comprehensive income (loss)......                                                                                 309
                                                                                                                         -------
  Comprehensive income (loss)...............                                                                               2,741
                                                --      -------    ------       ------          ----        -----        -------
Balance at December 31, 2007 (Note 1).......    $5      $14,426    $5,529       $1,342          $283        $(284)       $21,301
                                                ==      =======    ======       ======          ====        =====        =======

                                              NONCONTROLLING INTERESTS
                                              ------------------------
                                              DISCONTINUED  CONTINUING   TOTAL
                                               OPERATIONS   OPERATIONS   EQUITY
                                              ------------  ----------  -------
Balance at December 31, 2006 (Note 1).......     $1,347        $169     $20,708
Cumulative effect of changes in accounting
  principles, net of income tax (Note 1)....        (11)                   (226)
                                                 ------        ----     -------
Balance at January 1, 2007 (Note 1).........      1,336         169      20,482
Treasury stock transactions, net -- by
  subsidiary................................                                 10
Capital contributions from MetLife, Inc.
  (Note 15).................................                                  7
Excess proceeds received on sale of
  interests in affiliate (Note 15)..........                                 30
Excess tax benefits related to stock-based
  compensation..............................                                 36
Dividends on common stock...................                               (500)
Dividends on subsidiary common stock........        (34)                    (34)
Change in equity of noncontrolling
  interests.................................         42         (62)        (20)
Comprehensive income (loss):
  Net income................................        141          55       2,628
  Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
       instruments, net of income tax.......                                (15)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax..................................         (8)                   (347)
     Foreign currency translation
       adjustments, net of income tax.......         56                     195
     Defined benefit plans adjustment, net
       of income tax........................          1                     525
                                                 ------        ----     -------
     Other comprehensive income (loss)......         49                     358
                                                 ------        ----     -------
  Comprehensive income (loss)...............        190          55       2,986
                                                 ------        ----     -------
Balance at December 31, 2007 (Note 1).......     $1,534        $162     $22,997
                                                 ======        ====     =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                              2009       2008       2007
                                                            --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss).........................................  $ (2,522)  $  3,184   $  2,628
Adjustments to reconcile net income (loss) to net cash
  provided by operating activities:
  Depreciation and amortization expenses..................       381        258        368
  Amortization of premiums and accretion of discounts
     associated with investments, net.....................      (715)      (660)      (592)
  (Gains) losses from sales of investments and businesses,
     net..................................................     6,081     (2,868)       420
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership interests.....       716        524       (433)
  Interest credited to policyholder account balances......     2,669      3,289      3,777
  Universal life and investment-type product policy fees..    (2,067)    (2,285)    (2,246)
  Change in accrued investment income.....................        14        316       (201)
  Change in premiums and other receivables................      (507)    (1,734)       228
  Change in deferred policy acquisition costs, net........      (441)      (100)      (598)
  Change in insurance-related liabilities.................     2,582      5,117      4,022
  Change in trading securities............................      (165)        74        188
  Change in income tax recoverable (payable)..............    (2,340)       630        715
  Change in other assets..................................       (10)     2,828       (232)
  Change in other liabilities.............................     3,330      1,730     (1,505)
  Other, net..............................................        85        161         51
                                                            --------   --------   --------
Net cash provided by operating activities.................     7,091     10,464      6,590
                                                            --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities...............................    41,437     68,089     73,576
  Equity securities.......................................     1,030      2,140      1,265
  Mortgage loans..........................................     4,589      5,238      8,085
  Real estate and real estate joint ventures..............        30        159        503
  Other limited partnership interests.....................       751        404        764
Purchases of:
  Fixed maturity securities...............................   (51,066)   (56,251)   (73,375)
  Equity securities.......................................      (544)    (1,094)    (2,204)
  Mortgage loans..........................................    (3,231)    (8,819)   (11,891)
  Real estate and real estate joint ventures..............      (318)    (1,071)    (1,369)
  Other limited partnership interests.....................      (585)    (1,163)    (1,459)
Net change in short-term investments......................     4,268     (6,967)       582
Sales of businesses.......................................        --         (4)        25
Dividend of subsidiary....................................        --       (270)        --
Excess proceeds received on sale of interests in
  affiliate...............................................        --         --         30
Net change in other invested assets.......................      (687)    (1,831)    (1,587)
Net change in policy loans................................      (218)      (193)      (149)
Net change in property, equipment and leasehold
  improvements............................................      (109)      (171)       (88)
Other, net................................................         1         --         22
                                                            --------   --------   --------
Net cash used in investing activities.....................  $ (4,652)  $ (1,804)  $ (7,270)
                                                            --------   --------   --------


        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                              2009       2008       2007
                                                            --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.............................................  $ 51,313   $ 58,338   $ 39,125
     Withdrawals..........................................   (57,182)   (48,818)   (34,135)
  Net change in payables for collateral under securities
     loaned and other transactions........................    (3,987)   (10,303)    (3,167)
  Net change in short-term debt...........................       (95)        57       (476)
  Long-term debt issued...................................     1,205         27      1,705
  Long-term debt repaid...................................      (737)       (21)      (894)
  Shares subject to mandatory redemption..................        --         --       (131)
  Debt issuance costs.....................................        --         --         (8)
  Capital contribution from MetLife, Inc. ................        --         --          7
  Dividends on common stock...............................        --         --       (500)
  Excess tax benefits from share-based payment
     arrangements.........................................        --          8         30
  Other, net..............................................       112         --         --
                                                            --------   --------   --------
Net cash (used in) provided by financing activities.......    (9,371)      (712)     1,556
                                                            --------   --------   --------
Change in cash and cash equivalents.......................    (6,932)     7,948        876
Cash and cash equivalents, beginning of year..............    10,279      2,331      1,455
                                                            --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR....................  $  3,347   $ 10,279   $  2,331
                                                            ========   ========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year.......................................  $     --   $    404   $    164
                                                            ========   ========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE, END
  OF YEAR.................................................  $     --   $     --   $    404
                                                            ========   ========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year.......................................  $ 10,279   $  1,927   $  1,291
                                                            ========   ========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS, END
  OF YEAR.................................................  $  3,347   $ 10,279   $  1,927
                                                            ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid during the year for:
  Interest................................................  $    166   $    268   $    332
                                                            ========   ========   ========
  Income tax..............................................  $    285   $    494   $  1,010
                                                            ========   ========   ========
Non-cash transactions during the year:
  Dividend of subsidiary:
  Assets disposed.........................................  $     --   $ 22,135   $     --
  Liabilities disposed....................................        --    (20,689)        --
                                                            --------   --------   --------
  Net assets disposed.....................................        --      1,446         --
  Cash disposed...........................................        --        270         --
  Dividend of interests in subsidiary.....................        --     (1,318)        --
                                                            --------   --------   --------
  Loss on dividend of interests in subsidiary.............  $     --   $    398   $     --
                                                            ========   ========   ========
  Purchase money mortgages on real estate sale............  $     93   $     --   $     --
                                                            ========   ========   ========
  Fixed maturity securities received in connection with
     insurance contract commutation.......................  $     --   $    115   $     --
                                                            ========   ========   ========
  Capital contribution from MetLife, Inc. ................  $      3   $     13   $     --
                                                            ========   ========   ========
  Real estate acquired in satisfaction of debt............  $    209   $     --   $     --
                                                            ========   ========   ========
  Issuance of secured demand note collateral agreement....  $     --   $     25   $     --
                                                            ========   ========   ========
  Long-term debt issued to MetLife, Inc. in exchange for
     fixed maturity securities............................  $    300   $     --   $     --
                                                            ========   ========   ========





        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of insurance, employee benefits and financial services with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

     During 2009, the Company realigned its former institutional and individual businesses into three operating segments: Insurance Products, Retirement Products and Corporate Benefit Funding. The segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. In addition, the Company has Corporate & Other, which is comprised of other business activities. See Note 17 for further business segment information.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 10. Intercompany accounts and transactions have been eliminated.

     The Company adopted revised guidance on the accounting for noncontrolling interests in the consolidated financial statements, effective January 1, 2009, which requires retrospective reclassification for all periods presented of noncontrolling interests (formerly called minority interests) to the equity section of the balance sheet, and change in presentation of net income (loss) in the consolidated cash flows to include the portion of net income (loss) attributable to noncontrolling interests with a corresponding reduction in other operating activities. These consolidated financial statements present retrospective changes required under this revised guidance for the periods prior to the adoption as of January 1, 2009. For the impact for the years ended December 31, 2008 and 2007 refer to " Adoption of New Accounting
Pronouncements -- Business Combinations and Noncontrolling Interests."

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2009 presentation. See
Note 18 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying consolidated financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  Investments

     The accounting policies for the Company's principal investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 3.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and
     (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

     (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

     (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

     (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

     (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on fixed maturity securities. These investments are generally made through structured notes and similar

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their investment income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses). In addition, the Company has invested in certain structured transactions that are VIEs. These structured transactions include reinsurance trusts, asset-backed securitizations, hybrid securities, joint ventures, limited partnerships and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements and supports asset and liability matching strategies for certain insurance products. Trading securities which are presented separately and short sale agreement liabilities, which are included in other liabilities, are recorded at estimated fair value, with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Certain mortgage loans previously designated as held-for-investment have been designated as held-for-sale to reflect a change in the Company's intention as it relates to holding such loans. At the time of transfer, such loans are recorded at the lower of amortized cost or estimated fair value less expected disposition costs determined on an individual loan basis. Amortized cost is determined in the same manner as for mortgage loans held-for-investment described above. The amount by which amortized cost exceeds estimated fair value less expected disposition costs is accounted for as a valuation allowance. Changes in such valuation allowance are recognized in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than a 20% interest. For certain real estate joint ventures the Company records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, leveraged leases, loans to affiliates, tax credit partnerships, funds withheld and investments in insurance enterprise joint ventures.

          Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

          Loans to affiliates, some of which are regulated, are carried at amortized cost and are used by the affiliates to assist in meeting their capital requirements.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

          Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio and records it in net investment income.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include:

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Certain mortgage loans have also been designated as held-for-sale which are recorded at the lower of amortized cost or estimated fair value less expected disposition costs determined on an individual loan basis. For these loans, estimated fair value is determined using independent broker quotations or, when the loan is in foreclosure or otherwise determined to be collateral dependent, the estimated fair value of the underlying collateral estimated using internal models.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures, limited partnerships and limited liability companies, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses) except for those in net investment income for economic hedges of equity method investment in joint ventures, or for all derivatives held in relation to the trading portfolios. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     In a hedge of a net investment in a foreign operation, changes in the estimated fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.5 billion and $1.4 billion at December 31, 2009 and 2008, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $804 million and $720 million at December 31, 2009 and 2008, respectively. Related depreciation and amortization expense was $111 million, $111 million and $105 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.3 billion and $1.2 billion at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $983 million and $862 million at December 31, 2009 and 2008, respectively. Related amortization expense was $125 million, $117 million and $97 million for the years ended December 31, 2009, 2008 and 2007, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that represents the present value of future profits embedded in acquired insurance annuity and investment -- type contracts. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts (dividend paying traditional contracts within the closed block) future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit.

     Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods.

     During the 2009 impairment tests of goodwill, management concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. However, management continues

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 7 for further consideration of goodwill impairment testing during 2009.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 7%.

     Participating business represented approximately 6% and 8% of the Company's life insurance in-force, and 16% and 17% of the number of life insurance policies in-force, at December 31, 2009 and 2008, respectively. Participating policies represented approximately 33% and 34%, 32% and 33%, and 36% and 36% of gross and net life insurance premiums for the years ended December 31, 2009, 2008 and 2007, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 2% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 8%.

     Liabilities for unpaid claims and claim expenses are included in future policyholder benefits and represent the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid-up guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 17%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  Income Taxes

     The Company joins with MetLife, Inc. and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The Company participates in a tax sharing agreement with MetLife, Inc. Under the agreement, current income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to (from) MetLife, Inc. to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 12) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

     Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year Treasury securities, for each account balance. At December 31, 2008, virtually all the obligations were calculated using the traditional formula.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     The projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     The expected postretirement plan benefit obligations ("EPBO") represents the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents. Unlike for pensions, the EPBO is not recorded in the financial statements but is used in measuring the periodic expense. The accumulated postretirement plan benefit obligation ("APBO") represents the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     The Company recognizes the funded status of the PBO for pension plans and the APBO for other postretirement plans for each of its plans in the consolidated balance sheets. The actuarial gains or losses, prior service costs and credits and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs are charged, net of income tax, to accumulated other comprehensive income (loss).

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

     The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     The Company also sponsors defined contribution savings and investment plans ("SIP") for substantially all employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the SIP trust, no liability for matching contributions is recognized in the consolidated balance sheets.

  Stock-Based Compensation

     Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

     As more fully described in Note 15, MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. The cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $36 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $59 million, net of policyholder related amounts of $4 million and net of deferred income taxes of $19 million, resulting in the net cumulative effect adjustment of $36 million. The increase in the amortized cost basis of fixed maturity securities of $59 million by sector was as follows: $25 million -- ABS, $25 million -- RMBS and $9 million -- U.S. corporate securities.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $566 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. Financial statements and disclosures for periods prior to 2009 reflect the retrospective application of the accounting for noncontrolling interests as required under this guidance. As a result of its implementation, total equity at December 31, 2008 and 2007 increased by $83 million and $1,696 million, respectively, representing noncontrolling interests with an offsetting impact to other liabilities and total liabilities, as a result of the elimination of minority interests. Also as a result of the adoption, income from continuing operations increased by $97 million and $196 million for the years ended December 31, 2008 and 2007, respectively, with the corresponding increase in net income attributable to noncontrolling interests for the years ended December 31, 2008 and 2007.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $13 million ($8 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 5.

     In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements. This adoption did not have any other material impact on the Company's consolidated financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2009, the Company adopted new guidance to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement benefit plans. This guidance requires an employer to disclose information about the valuation of plan assets similar to that required under other fair value disclosure guidance. The Company provided all of the material disclosures in its consolidated financial statements.

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its consolidated financial statements.

     Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. As a result of the implementation, the Company recognized an $18 million increase in the liability for unrecognized tax benefits and a $16 million decrease in the interest liability for unrecognized tax benefits, as well as a $17 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits which are included in liabilities of subsidiaries held-for-sale. The corresponding reduction to the January 1, 2007 balance of retained earnings was $13 million, net of $11 million of noncontrolling interests.

     Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of this guidance resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $202 million, net of income tax of $116 million, which was recorded as a reduction to retained earnings.

     The following new pronouncement had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds). The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

2.  ACQUISITIONS AND DISPOSITIONS

  2008 DISPOSITION

     In September 2008, MetLife, Inc. completed a tax-free split-off of its majority-owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). In connection with this transaction, General American Life Insurance Company ("GALIC") dividended to Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dividended to MetLife, Inc. substantially all of its interests in RGA at a value of $1,318 million. The net book value of RGA at the time of the dividend was $1,716 million. The loss recognized in connection with the dividend was $398 million. Metropolitan Life Insurance Company, through its investment in GALIC, retained 3,000,000 shares of RGA Class A common stock. These shares are marketable equity securities which do not constitute significant continuing involvement in the operations of RGA; accordingly, they have been classified within equity securities in the consolidated financial statements of the Company at a cost basis of $157 million which is equivalent to the net book value of the shares. The carrying value will be adjusted to fair value at each subsequent reporting date. The Company has agreed to dispose of the remaining shares of RGA within the next five years. In connection with the Company's agreement to dispose of the remaining shares, the Company also recognized, in its provision for income tax on continuing operations, a deferred tax liability of $16 million which represents the difference between the book and taxable basis of the remaining investment in RGA.

     The impact of the disposition of the Company's investment in RGA is reflected in the Company's consolidated financial statements as discontinued operations.

  OTHER ACQUISITIONS AND DISPOSITIONS

     See Note 15 for information on the contribution from MetLife, Inc. in the form of intangible assets related to VOCRA from a 2008 acquisition by MetLife, Inc.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  2009 DISPOSITION THROUGH ASSUMPTION REINSURANCE

     On October 30, 2009, the Company completed the disposal, through assumption reinsurance, of substantially all of the insurance business of MetLife Canada, a wholly-owned indirect subsidiary, to a third-party. Pursuant to the assumption reinsurance agreement, the consideration paid by the Company was $259 million, comprised of cash of $14 million and fixed maturity securities, mortgage loans and other assets totaling $245 million. At the date of the assumption reinsurance agreement, the carrying value of insurance liabilities transferred was $267 million, resulting in a gain of $5 million, net of income tax. The gain was recognized in net investment gains (losses).

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                                  DECEMBER 31, 2009
                                                ----------------------------------------------------
                                                               GROSS UNREALIZED
                                                 COST OR   -----------------------  ESTIMATED
                                                AMORTIZED          TEMPORARY  OTTI     FAIR     % OF
                                                   COST     GAIN      LOSS    LOSS    VALUE    TOTAL
                                                ---------  ------  ---------  ----  ---------  -----
                                                                    (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.....................   $ 48,650  $2,179    $1,752   $  9   $ 49,068   33.9%
RMBS..........................................     31,810     899     1,303    421     30,985   21.4
Foreign corporate securities..................     24,367   1,469       836      3     24,997   17.3
U.S. Treasury, agency and government
  guaranteed securities (1)...................     16,399     681       678     --     16,402   11.3
CMBS..........................................     11,393     124       746     --     10,771    7.5
ABS...........................................      7,892     102       682    141      7,171    5.0
State and political subdivision securities....      2,827      53       146     --      2,734    1.9
Foreign government securities.................      2,101     467        47     --      2,521    1.7
                                                 --------  ------    ------   ----   --------  -----
  Total fixed maturity securities (2), (3)....   $145,439  $5,974    $6,190   $574   $144,649  100.0%
                                                 ========  ======    ======   ====   ========  =====
EQUITY SECURITIES:
Common stock..................................   $  1,076  $   58    $    4   $ --   $  1,130   53.4%
Non-redeemable preferred stock (2)............      1,115      54       183     --        986   46.6
                                                 --------  ------    ------   ----   --------  -----
  Total equity securities (4).................   $  2,191  $  112    $  187   $ --   $  2,116  100.0%
                                                 ========  ======    ======   ====   ========  =====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                DECEMBER 31, 2008
                                                  --------------------------------------------
                                                                  GROSS
                                                   COST OR      UNREALIZED    ESTIMATED
                                                  AMORTIZED  ---------------     FAIR     % OF
                                                     COST     GAIN     LOSS     VALUE    TOTAL
                                                  ---------  ------  -------  ---------  -----
                                                                  (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.......................   $ 49,334  $  770  $ 6,352   $ 43,752   35.8%
RMBS............................................     25,659     539    3,145     23,053   18.9
Foreign corporate securities....................     23,898     435    4,109     20,224   16.5
U.S. Treasury, agency and government guaranteed
  securities (1)................................     12,884   3,052       --     15,936   13.0
CMBS............................................     11,502      11    2,436      9,077    7.4
ABS.............................................      8,490      14    2,193      6,311    5.2
Foreign government securities...................      2,436     464      125      2,775    2.3
State and political subdivision securities......      1,225      31      155      1,101    0.9
                                                   --------  ------  -------   --------  -----
  Total fixed maturity securities (2), (3)......   $135,428  $5,316  $18,515   $122,229  100.0%
                                                   ========  ======  =======   ========  =====
EQUITY SECURITIES:
Common stock....................................   $  1,358  $   29  $    96   $  1,291   56.2%
Non-redeemable preferred stock (2)..............      1,573       1      567      1,007   43.8
                                                   --------  ------  -------   --------  -----
  Total equity securities (4)...................   $  2,931  $   30  $   663   $  2,298  100.0%
                                                   ========  ======  =======   ========  =====



--------

   (1) The Company has classified within the U.S. Treasury, agency and government guaranteed securities caption certain corporate fixed maturity securities issued by U.S. financial institutions that were guaranteed by the Federal Deposit Insurance Corporation ("FDIC") pursuant to the FDIC's Temporary Liquidity Guarantee Program ("FDIC Program") of $51 million and $2 million at estimated fair value with unrealized gains (losses) of less than $1 million and less than ($1) million at December 31, 2009 and 2008, respectively.

   (2) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2009        2008
                              CLASSIFICATION                                ---------   ---------
-------------------------------------------------------------------------   ESTIMATED   ESTIMATED
CONSOLIDATED BALANCE                                                           FAIR        FAIR
SHEETS                        SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                 $  699      $  885
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                 $  191      $  122
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                 $1,785      $1,426
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                 $   38      $    7


--------

   (3) The Company held $1,769 million and $1,495 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       referred to as "capital securities", are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

   (4) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately held equity securities represented $810 million and $891 million at estimated fair value at December 31, 2009 and 2008, respectively.

     The Company held foreign currency derivatives with notional amounts of $7.5 billion and $7.3 billion to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                   DECEMBER 31,
                                                                 ----------------
                                                                   2009     2008
                                                                 -------   ------
                                                                   (IN MILLIONS)
Below-investment grade or non-rated fixed maturity securities
  (1):
  Estimated fair value.........................................  $13,438   $8,383
  Net unrealized loss..........................................  $ 1,804   $3,275
Non-income producing fixed maturity securities (1):
  Estimated fair value.........................................  $   120   $   59
  Net unrealized loss..........................................  $    12   $   17
Fixed maturity securities credit enhanced by financial
  guarantor insurers -- by sector -- at estimated fair value:
  U.S. corporate securities....................................  $ 1,278   $1,463
  ABS..........................................................      484      515
  State and political subdivision securities...................      430      426
  RMBS.........................................................       29       34
                                                                 -------   ------
     Total fixed maturity securities credit enhanced by
       financial guarantor insurers............................  $ 2,221   $2,438
                                                                 =======   ======
Ratings of the financial guarantor insurers providing the
  credit enhancement:
  Portion rated Aa/AA..........................................       14%      11%
                                                                 =======   ======
  Portion rated A..............................................       --%      --%
                                                                 =======   ======
  Portion rated Baa/BBB........................................       42%      74%
                                                                 =======   ======



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by the Company's insurance subsidiaries. Non-agency RMBS held by the Company's insurance subsidiaries at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government, certain U.S. government agencies and certain securities guaranteed by the U.S. government. The Company's holdings in U.S. Treasury, agency and government guaranteed fixed maturity securities at estimated fair value were $16.4 billion and $15.9 billion at December 31, 2009 and 2008, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                 DECEMBER 31,
                                                    -------------------------------------
                                                           2009                2008
                                                    -----------------   -----------------
                                                    ESTIMATED           ESTIMATED
                                                       FAIR      % OF      FAIR      % OF
                                                      VALUE     TOTAL     VALUE     TOTAL
                                                    ---------   -----   ---------   -----
                                                                  (IN MILLIONS)
Corporate fixed maturity securities -- by industry
  type:
  Foreign (1).....................................   $24,997     33.7%   $20,224     31.6%
  Industrial......................................    12,339     16.6     10,240     16.0
  Consumer........................................    11,456     15.5      9,120     14.3
  Utility.........................................    10,372     14.0      8,798     13.8
  Finance.........................................     8,658     11.7      9,660     15.1
  Communications..................................     4,273      5.8      3,810      5.9
  Other...........................................     1,970      2.7      2,124      3.3
                                                     -------    -----    -------    -----
     Total........................................   $74,065    100.0%   $63,976    100.0%
                                                     =======    =====    =======    =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2009                      2008
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........    $  753        0.3%        $  992        0.5%
  Holdings in ten issuers with the largest
     exposures...............................    $5,363        2.5%        $6,185        3.0%

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                 DECEMBER 31,
                                                    -------------------------------------
                                                           2009                2008
                                                    -----------------   -----------------
                                                    ESTIMATED           ESTIMATED
                                                       FAIR      % OF      FAIR      % OF
                                                      VALUE     TOTAL     VALUE     TOTAL
                                                    ---------   -----   ---------   -----
                                                                (IN MILLIONS)
By security type:
  Collateralized mortgage obligations.............   $17,051     55.0%   $17,343     75.2%
  Pass-through securities.........................    13,934     45.0      5,710     24.8
                                                     -------    -----    -------    -----
     Total RMBS...................................   $30,985    100.0%   $23,053    100.0%
                                                     =======    =====    =======    =====
By risk profile:
  Agency..........................................   $23,415     75.6%   $15,268     66.2%
  Prime...........................................     4,613     14.9      5,443     23.6
  Alternative residential mortgage loans..........     2,957      9.5      2,342     10.2
                                                     -------    -----    -------    -----
     Total RMBS...................................   $30,985    100.0%   $23,053    100.0%
                                                     =======    =====    =======    =====
Portion rated Aaa/AAA (1).........................   $25,316     81.7%   $21,321     92.5%
                                                     =======    =====    =======    =====
Portion rated NAIC 1 (2)..........................   $27,305     88.1%   $22,037     95.6%
                                                     =======    =====    =======    =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company's insurance subsidiaries. Non-agency RMBS held by the Company's insurance subsidiaries at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade, for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating to 81.7% at December 31, 2009 as compared to 92.5% at December 31, 2008, and a decrease in RMBS with a rating of NAIC 1 to 88.1% at December 31, 2009 as compared to 95.6% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                 DECEMBER 31,
                                                    -------------------------------------
                                                           2009                2008
                                                    -----------------   -----------------
                                                    ESTIMATED           ESTIMATED
                                                       FAIR      % OF      FAIR      % OF
                                                      VALUE     TOTAL     VALUE     TOTAL
                                                    ---------   -----   ---------   -----
                                                                (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior......................................    $   79      2.7%    $  174      7.5%
2005..............................................       948     32.0        991     42.3
2006..............................................       619     20.9        623     26.6
2007..............................................       543     18.4        554     23.6
2008..............................................        --       --         --       --
2009..............................................       768     26.0         --       --
                                                      ------    -----     ------    -----
Total.............................................    $2,957    100.0%    $2,342    100.0%
                                                      ======    =====     ======    =====




                                                    AMOU-    % OF              % OF
                                                      NT     TOTAL   AMOUNT    TOTAL
                                                    -----   ------   ------   ------
                                                             (IN MILLIONS)
Net unrealized loss...............................   $821            $1,315
Rated Aa/AA or better (1).........................            35.0%             63.6%
Rated NAIC 1 (2)..................................            36.7%             67.5%
Fixed rate........................................            90.4%             88.0%
Hybrid ARM........................................             9.6              12.0
                                                             -----             -----
Total Alt-A RMBS..................................           100.0%            100.0%
                                                             =====             =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company's insurance subsidiaries. Non-agency RMBS held by the Company's insurance subsidiaries at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $10.8 billion and $9.1 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities had an estimated fair value of $39 million and $46 million at December 31, 2009 and 2008, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's holdings of CMBS by rating agency designations and by vintage year at:

                                                                  DECEMBER 31, 2009
                   ---------------------------------------------------------------------------------------------------------------
                            AAA                   AA                     A                    BAA           BELOW INVESTMENT GRADE
                   --------------------  --------------------  --------------------  --------------------  -----------------------
                    COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR      ESTIMATED
                   AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED        FAIR
                      COST      VALUE       COST      VALUE       COST      VALUE       COST      VALUE       COST         VALUE
                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------     ---------
                                                                              (IN MILLIONS)
2003 & Prior.....    $4,421     $4,480      $331       $308       $132       $113       $ 22       $ 18       $ --          $ --
2004.............     1,633      1,645       108         91         70         43         20         15         58            45
2005.............     2,138      2,064       125         94         33         28         35         21         21            19
2006.............       705        656        97         84        332        284        149        106         96            37
2007.............       410        294         7          6        247        189        193        124         10             7
2008.............        --         --        --         --         --         --         --         --         --            --
2009.............        --         --        --         --         --         --         --         --         --            --
                     ------     ------      ----       ----       ----       ----       ----       ----       ----          ----
  Total..........    $9,307     $9,139      $668       $583       $814       $657       $419       $284       $185          $108
                     ======     ======      ====       ====       ====       ====       ====       ====       ====          ====
Ratings
  Distribution                    84.9%                 5.4%                  6.1%                  2.6%                     1.0%
                                ======                 ====                  ====                  ====                     ====

                     DECEMBER 31, 2009
                   --------------------
                           TOTAL
                   --------------------
                    COST OR   ESTIMATED
                   AMORTIZED     FAIR
                      COST      VALUE
                   ---------  ---------
2003 & Prior.....   $ 4,906    $ 4,919
2004.............     1,889      1,839
2005.............     2,352      2,226
2006.............     1,379      1,167
2007.............       867        620
2008.............        --         --
2009.............        --         --
                    -------    -------
  Total..........   $11,393    $10,771
                    =======    =======
Ratings
  Distribution                   100.0%
                               =======




                                                                  DECEMBER 31, 2008
                   ---------------------------------------------------------------------------------------------------------------
                            AAA                   AA                     A                    BAA           BELOW INVESTMENT GRADE
                   --------------------  --------------------  --------------------  --------------------  -----------------------
                    COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR      ESTIMATED
                   AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED        FAIR
                      COST      VALUE       COST      VALUE       COST      VALUE       COST      VALUE       COST         VALUE
                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------     ---------
                                                                    (IN MILLIONS)
2003 & Prior.....   $ 3,940     $3,611      $367       $236       $151       $ 81       $ 13       $  4       $--           $ --
2004.............     1,891      1,602        52         18         79         27          8          5        43             36
2005.............     2,412      1,885       125         32         21          9          5          1        --             --
2006.............     1,309        960        85         31         25         14         72         28        --             --
2007.............       839        466        17          5         37         16         10          9        --             --
2008.............         1          1        --         --         --         --         --         --        --             --
2009.............        --         --        --         --         --         --         --         --        --             --
                    -------     ------      ----       ----       ----       ----       ----       ----       ---           ----
  Total..........   $10,392     $8,525      $646       $322       $313       $147       $108       $ 47       $43           $ 36
                    =======     ======      ====       ====       ====       ====       ====       ====       ===           ====
Ratings
  Distribution                    93.9%                 3.6%                  1.6%                  0.5%                     0.4%
                                ======                 ====                  ====                  ====                     ====

                     DECEMBER 31, 2008
                   --------------------
                           TOTAL
                   --------------------
                    COST OR   ESTIMATED
                   AMORTIZED     FAIR
                      COST      VALUE
                   ---------  ---------
                       (IN MILLIONS)
2003 & Prior.....   $ 4,471     $3,932
2004.............     2,073      1,688
2005.............     2,563      1,927
2006.............     1,491      1,033
2007.............       903        496
2008.............         1          1
2009.............        --         --
                    -------     ------
  Total..........   $11,502     $9,077
                    =======     ======
Ratings
  Distribution                   100.0%
                                ======



     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $7.2 billion and $6.3 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                                 DECEMBER 31,
                                                    -------------------------------------
                                                           2009                2008
                                                    -----------------   -----------------
                                                    ESTIMATED           ESTIMATED
                                                       FAIR      % OF      FAIR      % OF
                                                      VALUE     TOTAL     VALUE     TOTAL
                                                    ---------   -----   ---------   -----
                                                                (IN MILLIONS)
By collateral type:
  Credit card loans...............................    $3,706     51.7%    $2,944     46.6%
  Student loans...................................       882     12.3        744     11.8
  Automobile loans................................       619      8.6        683     10.8
  RMBS backed by sub-prime mortgage loans.........       710      9.9        711     11.3
  Other loans.....................................     1,254     17.5      1,229     19.5
                                                      ------    -----     ------    -----
       Total......................................    $7,171    100.0%    $6,311    100.0%
                                                      ======    =====     ======    =====
Portion rated Aaa/AAA (1).........................    $4,947     69.0%    $4,819     76.4%
                                                      ======    =====     ======    =====
Portion rated NAIC 1 (2)..........................    $6,155     85.8%    $5,600     88.7%
                                                      ======    =====     ======    =====
  RMBS backed by sub-prime mortgage
     loans -- portion credit enhanced by financial
     guarantor insurers...........................               45.3%               49.3%
  Of the 45.3% and 49.3% credit enhanced, the
     financial guarantor insurers were rated as
     follows:
     By financial guarantor insurers rated Aa/AA..                 19%                 21%
     By financial guarantor insurers rated A......                  9%                 --%
     By financial guarantor insurers rated
       Baa/BBB....................................                 --%                 34%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS backed by sub-prime mortgage loans held by the Company's insurance subsidiaries. Non-agency RMBS backed by sub-prime mortgage loans held by the Company's insurance subsidiaries at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's holdings of ABS supported by sub-prime mortgage loans by rating agency designations and by vintage year at:

                                                                  DECEMBER 31, 2009
                   ---------------------------------------------------------------------------------------------------------------
                            AAA                   AA                     A                    BAA           BELOW INVESTMENT GRADE
                   --------------------  --------------------  --------------------  --------------------  -----------------------
                    COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR      ESTIMATED
                   AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED        FAIR
                      COST      VALUE       COST      VALUE       COST      VALUE       COST      VALUE       COST         VALUE
                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------     ---------
                                                                    (IN MILLIONS)
2003 & Prior.....     $ 40      $  35       $ 55      $  47       $ 7        $  5       $ 5        $  4       $ 82         $  50
2004.............       57         40        120         98         9           5        16          10         19             9
2005.............       51         38        159        109        36          26        14           8        132            89
2006.............        2          2         62         22        --          --        23           5         97            69
2007.............       --         --         78         28        --          --        --          --         27            11
2008.............       --         --         --         --        --          --        --          --         --            --
2009.............       --         --         --         --        --          --        --          --         --            --
                      ----      -----       ----      -----       ---        ----       ---        ----       ----         -----
  Total..........     $150      $ 115       $474      $ 304       $52        $ 36       $58        $ 27       $357         $ 228
                      ====      =====       ====      =====       ===        ====       ===        ====       ====         =====
Ratings
  Distribution                   16.2%                 42.8%                  5.1%                  3.9%                    32.0%
                                =====                 =====                  ====                  ====                    =====

                     DECEMBER 31, 2009
                   --------------------
                           TOTAL
                   --------------------
                    COST OR   ESTIMATED
                   AMORTIZED     FAIR
                      COST      VALUE
                   ---------  ---------
                       (IN MILLIONS)
2003 & Prior.....    $  189     $  141
2004.............       221        162
2005.............       392        270
2006.............       184         98
2007.............       105         39
2008.............        --         --
2009.............        --         --
                     ------     ------
  Total..........    $1,091     $  710
                     ======     ======
Ratings
  Distribution                   100.0%
                                ======



     The rating distribution of the Company's ABS supported by sub-prime mortgage loans at December 31, 2009 using NAIC ratings are as follows: 61.7% NAIC 1, 4.8% NAIC 2, 17.3% NAIC 3, 8.0% NAIC 4, 8.2% NAIC 5 and 0% NAIC 6.

                                                                  DECEMBER 31, 2008
                   ---------------------------------------------------------------------------------------------------------------
                            AAA                   AA                     A                    BAA           BELOW INVESTMENT GRADE
                   --------------------  --------------------  --------------------  --------------------  -----------------------
                    COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR   ESTIMATED   COST OR      ESTIMATED
                   AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED     FAIR    AMORTIZED        FAIR
                      COST      VALUE       COST      VALUE       COST      VALUE       COST      VALUE       COST         VALUE
                   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------     ---------
                                                                    (IN MILLIONS)
2003 & Prior.....     $ 64      $  53       $ 61      $  50       $15        $  9       $ 77      $  48       $ 8           $  4
2004.............       64         36         79         41         1          --         37         29         1             --
2005.............      281        176         98         60        10           4         39         17        --             --
2006.............      132         95         50         23        16          10         26          7        --             --
2007.............       --         --         78         34        28          13          1          1         2              1
2008.............       --         --         --         --        --          --         --         --        --             --
                      ----      -----       ----      -----       ---        ----       ----      -----       ---           ----
  Total..........     $541      $ 360       $366      $ 208       $70        $ 36       $180      $ 102       $11           $  5
                      ====      =====       ====      =====       ===        ====       ====      =====       ===           ====
Ratings
  Distribution                   50.6%                 29.2%                  5.1%                 14.3%                     0.8%
                                =====                 =====                  ====                 =====                     ====

                     DECEMBER 31, 2008
                   --------------------
                           TOTAL
                   --------------------
                    COST OR   ESTIMATED
                   AMORTIZED     FAIR
                      COST      VALUE
                   ---------  ---------
                       (IN MILLIONS)
2003 & Prior.....    $  225     $  164
2004.............       182        106
2005.............       428        257
2006.............       224        135
2007.............       109         49
2008.............        --         --
                     ------     ------
  Total..........    $1,168     $  711
                     ======     ======
Ratings
  Distribution                   100.0%
                                ======



     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity at December 31, 2009 and 2008.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                                DECEMBER 31,
                                               ---------------------------------------------
                                                        2009                    2008
                                               ---------------------   ---------------------
                                                           ESTIMATED               ESTIMATED
                                               AMORTIZED      FAIR     AMORTIZED      FAIR
                                                  COST       VALUE        COST       VALUE
                                               ---------   ---------   ---------   ---------
                                                               (IN MILLIONS)
Due in one year or less......................   $  3,927    $  3,987    $  3,491    $  3,500
Due after one year through five years........     22,001      22,733      21,495      19,741
Due after five years through ten years.......     25,114      25,974      27,411      24,402
Due after ten years..........................     43,302      43,028      37,380      36,145
                                                --------    --------    --------    --------
  Subtotal...................................     94,344      95,722      89,777      83,788
RMBS, CMBS and ABS...........................     51,095      48,927      45,651      38,441
                                                --------    --------    --------    --------
Total fixed maturity securities..............   $145,439    $144,649    $135,428    $122,229
                                                ========    ========    ========    ========



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for- sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                                YEARS ENDED DECEMBER 31,
                                                                ------------------------
                                                                 2009    2008      2007
                                                                -----  --------  -------
                                                                      (IN MILLIONS)
Fixed maturity securities that were temporarily impaired......  $(216) $(13,199) $ 3,885
Fixed maturity securities with noncredit OTTI losses in other
  comprehensive loss..........................................   (574)       --       --
                                                                -----  --------  -------
  Total fixed maturity securities.............................   (790)  (13,199)   3,885
Equity securities.............................................    (75)     (633)     251
Derivatives...................................................   (156)       14     (358)
Short-term investments........................................    (23)       --       --
Other.........................................................     52        56      (22)
                                                                -----  --------  -------
  Subtotal....................................................   (992)  (13,762)   3,756
                                                                -----  --------  -------
Amounts allocated from:
  Insurance liability loss recognition........................     --        (1)    (366)
  DAC and VOBA on which noncredit OTTI losses have been
     recognized...............................................     49        --       --
  DAC and VOBA................................................      6     2,000     (420)
     Policyholder dividend obligation.........................     --        --     (789)
                                                                -----  --------  -------
     Subtotal.................................................     55     1,999   (1,575)
Deferred income tax benefit (expense) on which noncredit OTTI
  losses have been recognized.................................    184        --       --
Deferred income tax benefit (expense).........................    142     4,062     (689)
                                                                -----  --------  -------
Net unrealized investment gains (losses)......................   (611)   (7,701)   1,492
Net unrealized investment gains (losses) attributable to
  noncontrolling interests....................................      5        --     (150)
                                                                -----  --------  -------
Net unrealized investment gains (losses) attributable to
  Metropolitan Life Insurance Company.........................  $(606) $ (7,701) $ 1,342
                                                                =====  ========  =======



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above, of $574 million includes $59 million related to the transition adjustment, $623 million ($566 million, net of DAC) of noncredit losses recognized in the year ended December 31, 2009, and $108 million of subsequent

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit loss was previously recognized in accumulated other comprehensive loss.

     The changes in net unrealized investment gains (losses) are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             --------------------------
                                                               2009     2008      2007
                                                             -------  --------  -------
                                                                    (IN MILLIONS)
Balance, beginning of period...............................  $(7,701) $  1,342  $ 1,696
Cumulative effect of change in accounting principle, net of
  income tax...............................................      (36)       --       --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized.....................................     (515)       --       --
Unrealized investment gains (losses) during the year.......   13,344   (17,624)  (1,173)
Unrealized investment losses of subsidiary at the date of
  dividend of interests....................................       --       106       --
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition..............        1       365      440
  DAC and VOBA on which noncredit OTTI losses have been
     recognized............................................       45        --       --
  DAC and VOBA.............................................   (1,994)    2,438     (181)
  DAC and VOBA of subsidiary at date of dividend of
     interests.............................................       --       (18)      --
  Policyholder dividend obligation.........................       --       789      273
  Deferred income tax benefit (expense) on which noncredit
     OTTI losses have been recognized......................      165        --       --
  Deferred income tax benefit (expense)....................   (3,920)    4,797      279
  Deferred income tax benefit (expense) of subsidiary at
     date of dividend of interests.........................       --       (46)      --
                                                             -------  --------  -------
Net unrealized investment gains (losses)...................     (611)   (7,851)   1,334
Net unrealized investment gains (losses) attributable to
  noncontrolling interests.................................        5        --       --
Net unrealized investment gains (losses) attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests....................................       --       150        8
                                                             -------  --------  -------
Balance, end of period.....................................  $  (606) $ (7,701) $ 1,342
                                                             -------  --------  -------
Change in net unrealized investment gains (losses).........  $ 7,090  $ (9,193) $  (362)
Change in net unrealized investment gains (losses)
  attributable to noncontrolling interests.................        5        --       --
Change in net unrealized investment gains (losses)
  attributable to noncontrolling interests of subsidiary at
  date of dividend of interests............................       --       150        8
                                                             -------  --------  -------
Change in net unrealized investment gains (losses)
  attributable to Metropolitan Life Insurance Company......  $ 7,095  $ (9,043) $  (354)
                                                             =======  ========  =======



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                   DECEMBER 31, 2009
                                          -------------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                           LESS THAN 12 MONTHS       THAN 12 MONTHS             TOTAL
                                          ---------------------  ---------------------  ---------------------
                                          ESTIMATED     GROSS    ESTIMATED     GROSS    ESTIMATED     GROSS
                                             FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                            VALUE       LOSS       VALUE       LOSS       VALUE       LOSS
                                          ---------  ----------  ---------  ----------  ---------  ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...............   $ 5,592     $  270     $11,119     $1,491     $16,711     $1,761
RMBS....................................     4,703         80       6,534      1,644      11,237      1,724
Foreign corporate securities............     2,442         77       5,047        762       7,489        839
U.S. Treasury, agency and government
  guaranteed securities.................     9,089        678          --         --       9,089        678
CMBS....................................     1,291         15       3,865        731       5,156        746
ABS.....................................       826         73       3,454        750       4,280        823
State and political subdivision
  securities............................     1,236         64         272         82       1,508        146
Foreign government securities...........       171          9         171         38         342         47
                                           -------     ------     -------     ------     -------     ------
  Total fixed maturity securities.......   $25,350     $1,266     $30,462     $5,498     $55,812     $6,764
                                           =======     ======     =======     ======     =======     ======
EQUITY SECURITIES:
Common stock............................   $    49     $    4     $     2     $   --     $    51     $    4
Non-redeemable preferred stock..........        46         29         628        154         674        183
                                           -------     ------     -------     ------     -------     ------
Total equity securities.................   $    95     $   33     $   630     $  154     $   725     $  187
                                           =======     ======     =======     ======     =======     ======
Total number of securities in an
  unrealized loss position..............     1,365                  2,073
                                           =======                =======




                                                                      DECEMBER 31, 2008
                                             -------------------------------------------------------------------
                                                                     EQUAL TO OR GREATER
                                              LESS THAN 12 MONTHS       THAN 12 MONTHS             TOTAL
                                             ---------------------  ---------------------  ---------------------
                                             ESTIMATED     GROSS    ESTIMATED     GROSS    ESTIMATED     GROSS
                                                FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                               VALUE       LOSS       VALUE       LOSS       VALUE       LOSS
                                             ---------  ----------  ---------  ----------  ---------  ----------
                                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................    $20,927     $2,988     $11,002     $3,364     $31,929     $ 6,352
RMBS......................................      6,833      1,958       2,561      1,187       9,394       3,145
Foreign corporate securities..............     10,899      2,370       4,421      1,739      15,320       4,109
U.S. Treasury, agency and government
  guaranteed securities...................         34         --          --         --          34          --
CMBS......................................      6,828      1,250       2,112      1,186       8,940       2,436
ABS.......................................      3,708        717       2,418      1,476       6,126       2,193
State and political subdivision
  securities..............................        586        117         106         38         692         155
Foreign government securities.............        555         86         128         39         683         125
                                              -------     ------     -------     ------     -------     -------
  Total fixed maturity securities.........    $50,370     $9,486     $22,748     $9,029     $73,118     $18,515
                                              =======     ======     =======     ======     =======     =======
EQUITY SECURITIES.........................    $   505     $  199     $   694     $  464     $ 1,199     $   663
                                              =======     ======     =======     ======     =======     =======
Total number of securities in an
  unrealized loss position................      4,556                  2,038
                                              =======                =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                   DECEMBER 31, 2009
                                               --------------------------------------------------------
                                                COST OR AMORTIZED   GROSS UNREALIZED      NUMBER OF
                                                      COST                LOSS            SECURITIES
                                               ------------------  -----------------  -----------------
                                               LESS THAN   20% OR  LESS THAN  20% OR  LESS THAN  20% OR
                                                  20%       MORE      20%      MORE      20%      MORE
                                               ---------  -------  ---------  ------  ---------  ------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months.........................   $22,545   $ 1,574    $  657   $  414    1,057      115
Six months or greater but less than nine
  months.....................................     2,813       317       352       85       75       30
Nine months or greater but less than twelve
  months.....................................       713     1,161        67      356       37       55
Twelve months or greater.....................    25,337     8,116     1,972    2,861    1,417      486
                                                -------   -------    ------   ------
  Total......................................   $51,408   $11,168    $3,048   $3,716
                                                =======   =======    ======   ======
Percentage of cost or amortized cost.........                             6%      33%
                                                                     ======   ======
EQUITY SECURITIES:
Less than six months.........................   $    60   $    54    $    4   $   12      166        7
Six months or greater but less than nine
  months.....................................        --        --        --       --        3       --
Nine months or greater but less than twelve
  months.....................................         3        69        --       29        4        5
Twelve months or greater.....................       389       337        47       95       30       20
                                                -------   -------    ------   ------
  Total......................................   $   452   $   460    $   51   $  136
                                                =======   =======    ======   ======
Percentage of cost...........................                            11%      30%
                                                                     ======   ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  DECEMBER 31, 2008
                                              ---------------------------------------------------------
                                               COST OR AMORTIZED   GROSS UNREALIZED       NUMBER OF
                                                     COST                LOSS             SECURITIES
                                              ------------------  ------------------  -----------------
                                              LESS THAN   20% OR  LESS THAN   20% OR  LESS THAN  20% OR
                                                 20%       MORE      20%       MORE      20%      MORE
                                              ---------  -------  ---------  -------  ---------  ------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months........................   $22,435   $31,160    $1,677   $11,043    1,894     1,902
Six months or greater but less than nine
  months....................................     9,681     1,325       941       676      656        97
Nine months or greater but less than twelve
  months....................................    10,482     2,119     1,185     1,165      507       122
Twelve months or greater....................    14,076       355     1,598       230      915        37
                                               -------   -------    ------   -------
  Total.....................................   $56,674   $34,959    $5,401   $13,114
                                               =======   =======    ======   =======
Percentage of cost or amortized cost........                            10%       38%
                                                                    ======   =======
EQUITY SECURITIES:
Less than six months........................   $   329   $   757    $   49   $   336      229       410
Six months or greater but less than nine
  months....................................        15       301         2       146        5        22
Nine months or greater but less than twelve
  months....................................         2       340        --       125        1        14
Twelve months or greater....................       118        --         5        --       11        --
                                               -------   -------    ------   -------
  Total.....................................   $   464   $ 1,398    $   56   $   607
                                               =======   =======    ======   =======
Percentage of cost..........................                            12%       43%
                                                                    ======   =======



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater increased from none at December 31, 2008 to $95 million at December 31, 2009. As shown in the section below "Evaluating Temporarily Impaired Available-for-Sale Securities", the $95 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2009 were investment grade non-redeemable preferred stock, all of which were financial services industry investment grade non-redeemable preferred stock, of which 71% were rated A or better.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of $7.0 billion and $19.2 billion, at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
SECTOR:
  U.S. corporate securities........................................    25%    33%
  RMBS.............................................................    25     16
  ABS..............................................................    12     11
  Foreign corporate securities.....................................    12     21
  CMBS.............................................................    11     13
  U.S. Treasury, agency and government guaranteed securities.......    10     --
  State and political subdivision securities.......................     2      1
  Other............................................................     3      5
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Mortgage-backed..................................................    36%    29%
  Finance..........................................................    23     24
  Asset-backed.....................................................    12     11
  U.S. Treasury, agency and government guaranteed securities.......    10     --
  Consumer.........................................................     4     12
  Utility..........................................................     4     10
  State and political subdivision securities.......................     2      1
  Communications...................................................     2      5
  Industrial.......................................................     1      4
  Other............................................................     6      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2009                      2008
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................       145           5           440          28
Total gross unrealized loss.....................    $2,796         $70        $8,558        $484
Percentage of total gross unrealized loss.......        41%         37%           46%         73%


     The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $6.2 billion during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2009 being primarily attributable to improving market conditions, including narrowing of credit spreads reflecting an improvement in liquidity, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2009:

                                                                   NON-REDEEMABLE PREFERRED STOCK
                                          --------------------------------------------------------------------------------
                                            ALL TYPES OF
                                                NON-
                                             REDEEMABLE
                                           PREFERRED STOCK                         INVESTMENT GRADE
                              ALL EQUITY  ----------------  --------------------------------------------------------------
                              SECURITIES             % OF          ALL INDUSTRIES           FINANCIAL SERVICES INDUSTRY
                              ----------   GROSS     ALL    ---------------------------  ---------------------------------
                                 GROSS    UNREAL-   EQUITY     GROSS        % OF ALL        GROSS                   % A
                              UNREALIZED    IZED   SECURI-  UNREALIZED   NON-REDEEMABLE  UNREALIZED   % OF ALL     RATED
                                 LOSS       LOSS     TIES      LOSS     PREFERRED STOCK     LOSS     INDUSTRIES  OR BETTER
                              ----------  -------  -------  ----------  ---------------  ----------  ----------  ---------
                                                                   (IN MILLIONS)
Less than six months........     $ 12       $ 12     100%      $  7            58%          $  7         100%        --%
Six months or greater but
  less than twelve months...       29         29     100%        29           100%            29         100%       100%
Twelve months or greater....       95         95     100%        95           100%            95         100%        71%
                                 ----       ----               ----                         ----
All equity securities with a
  gross unrealized loss of
  20% or more...............     $136       $136     100%      $131            96%          $131         100%        74%
                                 ====       ====               ====                         ====



     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of 20% or less in an extended unrealized loss position (i.e., 12 months or greater).

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

     The components of net investment gains (losses) are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Total losses on fixed maturity securities:
  Total OTTI losses recognized...........................  $(1,521)  $  (787)  $ (38)
  Less: Noncredit portion of OTTI losses transferred to
     and recognized in other comprehensive loss..........      623        --      --
                                                           -------   -------   -----
  Net OTTI losses on fixed maturity securities recognized
     in earnings.........................................     (898)     (787)    (38)
  Fixed maturity securities -- net gains (losses) on
     sales and disposals.................................       (7)     (275)   (246)
                                                           -------   -------   -----
     Total losses on fixed maturity securities...........     (905)   (1,062)   (284)
                                                           -------   -------   -----
Other net investment gains (losses):
  Equity securities......................................     (255)      (90)    133
  Mortgage loans.........................................     (373)      (88)      4
  Real estate and real estate joint ventures.............     (100)      (18)     45
  Other limited partnership interests....................     (284)     (131)     35
  Freestanding derivatives...............................   (2,842)    3,257    (526)
  Embedded derivatives...................................   (1,586)    1,744      15
  Other..................................................      250      (140)    291
                                                           -------   -------   -----
     Total net investment gains (losses).................  $(6,095)  $ 3,472   $(287)
                                                           =======   =======   =====



     See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to internal asset transfers included in the table above. See also Note 9 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                FIXED MATURITY SECURITIES        EQUITY SECURITIES                   TOTAL
                               ---------------------------    -----------------------    -----------------------------
                                                               YEARS ENDED DECEMBER 31,
                               ---------------------------------------------------------------------------------------
                                 2009      2008      2007      2009     2008     2007      2009       2008       2007
                               -------   -------   -------    -----    ------    ----    -------    -------    -------
                                                               (IN MILLIONS)
Proceeds.....................  $24,900   $42,785   $52,377    $ 658    $1,888    $760    $25,558    $44,673    $53,137
                               =======   =======   =======    =====    ======    ====    =======    =======    =======
Gross investment gains.......  $   685   $   631   $   343    $ 118    $  412    $176    $   803    $ 1,043    $   519
                               -------   -------   -------    -----    ------    ----    -------    -------    -------
Gross investment losses......     (692)     (906)     (589)     (90)     (223)    (27)      (782)    (1,129)      (616)
                               -------   -------   -------    -----    ------    ----    -------    -------    -------
Total OTTI losses recognized
  in earnings:
  Credit-related.............     (632)     (668)      (38)      --        --      --       (632)      (668)       (38)
  Other(1)...................     (266)     (119)       --     (283)     (279)    (16)      (549)      (398)       (16)
                               -------   -------   -------    -----    ------    ----    -------    -------    -------
  Total OTTI losses
     recognized in earnings..     (898)     (787)      (38)    (283)     (279)    (16)    (1,181)    (1,066)       (54)
                               -------   -------   -------    -----    ------    ----    -------    -------    -------
Net investment gains
  (losses)...................  $  (905)  $(1,062)  $  (284)   $(255)   $  (90)   $133    $(1,160)   $(1,152)   $  (151)
                               =======   =======   =======    =====    ======    ====    =======    =======    =======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relate to the following sectors and industries:

                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                              2009     2008     2007
                                                              ----     ----     ----
                                                                   (IN MILLIONS)
U.S. and foreign corporate securities:
  Finance...................................................  $284     $361      $10
  Communications............................................   130      109       --
  Consumer..................................................   127       71       --
  Utility...................................................    81        5        1
  Industrial................................................     9       26       14
  Other.....................................................    27      144        4
                                                              ----     ----      ---
     Total U.S. and foreign corporate securities............   658      716       29
  RMBS......................................................   127       --       --
  ABS.......................................................    95       61        9
  CMBS......................................................    18       --       --
  Foreign government securities.............................    --       10       --
                                                              ----     ----      ---
     Total..................................................  $898     $787      $38
                                                              ====     ====      ===


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity security OTTI losses recognized in earnings relate to the following sectors and industries:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Sector:
  Non-redeemable preferred stock..........................  $228      $197       $ 1
  Common stock............................................    55        82        15
                                                            ----      ----       ---
  Total...................................................  $283      $279       $16
                                                            ====      ====       ===
Industry:
  Financial services industry:
     Perpetual hybrid securities..........................  $228      $ 38       $--
     Common and remaining non-redeemable preferred stock..    25       180        --
                                                            ----      ----       ---
       Total financial services industry..................   253       218        --
Other.....................................................    30        61        16
                                                            ----      ----       ---
  Total...................................................  $283      $279       $16
                                                            ====      ====       ===



  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                            YEAR ENDED DECEMBER 31, 2009
                                                            ----------------------------
                                                                    (IN MILLIONS)
Balance, beginning of period..............................              $ --
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................               110
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................               188
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................                36
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................               (30)
  Due to increases in cash flows -- accretion of previous
     credit loss OTTI.....................................                (1)
                                                                        ----
Balance, end of period....................................              $303
                                                                        ====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                         ---------------------------
                                                           2009      2008      2007
                                                         -------   -------   -------
                                                                (IN MILLIONS)
Fixed maturity securities..............................  $ 7,799   $ 8,830   $ 9,671
Equity securities......................................      126       174       169
Trading securities.....................................      116       (21)        6
Mortgage loans.........................................    2,236     2,387     2,376
Policy loans...........................................      504       475       460
Real estate and real estate joint ventures.............     (136)      501       806
Other limited partnership interests....................      147       (92)    1,141
Cash, cash equivalents and short-term investments......       27       134       144
International joint ventures...........................        7        (1)       (6)
Other..................................................      104       202       182
                                                         -------   -------   -------
  Total investment income..............................   10,930    12,589    14,949
Less: Investment expenses..............................      740     1,473     2,373
                                                         -------   -------   -------
  Net investment income................................  $10,190   $11,116   $12,576
                                                         =======   =======   =======



     Affiliated investment income included in the table above was $44 million, $29 million and $21 million related to fixed maturity securities for the years ended December 31, 2009, 2008 and 2007, respectively. Affiliated investment income related to short-term investments was less than $1 million, $2 million and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively. The Company provides investment administrative services to certain affiliates. Administrative service costs charged to these affiliates, which reduced investment expenses in the table above, were $87 million, $67 million and $66 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of additional affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Securities on loan:
  Cost or amortized cost......................................  $13,468   $13,389
  Estimated fair value........................................  $13,523   $14,732
Aging of cash collateral liability:
  Open (1)....................................................  $ 1,611   $ 3,515
  Less than thirty days.......................................    9,810     9,352
  Thirty days or greater but less than sixty days.............    1,684     2,218
  Sixty days or greater but less than ninety days.............       41        --
  Ninety days or greater......................................      734        --
                                                                -------   -------
  Total cash collateral liability.............................  $13,880   $15,085
                                                                =======   =======
Security collateral on deposit from counterparties............  $     6   $    95
                                                                =======   =======
Reinvestment portfolio -- estimated fair value................  $13,373   $13,075
                                                                =======   =======



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has been reduced to $1,558 million from $3,416 million at December 31, 2008. Of the $1,558 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $1,430 million were U.S. Treasury, agency and government guaranteed securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan, related to the cash collateral aged less than thirty days to ninety days or greater, was primarily U.S. Treasury, agency and government guaranteed securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INVESTED ASSETS ON DEPOSIT, HELD IN TRUST AND PLEDGED AS COLLATERAL

     The invested assets on deposit, invested assets held in trust and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents, fixed maturity and equity securities and at carrying value for mortgage loans.

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1).....................................  $ 1,296   $ 1,187
Invested assets held in trust:
  Reinsurance arrangements (2)................................       --        45
Invested assets pledged as collateral:
  Funding agreements -- FHLB of NY (3)........................   15,084    17,830
  Funding agreements -- Farmer MAC (4)........................    2,871     2,875
  Derivative transactions (5).................................      290       297
  Short sale agreements (6)...................................      496       346
                                                                -------   -------
     Total invested assets on deposit, held in trust and
       pledged as collateral..................................  $20,037   $22,580
                                                                =======   =======



--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity and equity securities.

   (2) The Company has pledged certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

   (3) The Company has pledged fixed maturity securities in support of its funding agreements with the Federal Home Loan Bank of New York ("FHLB of NY"). The nature of the Federal Home Loan Bank arrangements is described in Note 8.

   (4) The Company has pledged certain agricultural real estate mortgage loans in connection with funding agreements issued to certain SPEs that have issued securities guaranteed by the Federal Agricultural Mortgage Corporation ("Farmer MAC"). The nature of the Farmer MAC arrangements is described in Note 8.

   (5) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 4.

   (6) Certain of the Company's trading securities and cash and cash equivalents are pledged to secure liabilities associated with short sale agreements in the trading securities portfolio as described in the following section.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending program.

  TRADING SECURITIES

     The Company has a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities, the execution of short sale agreements and asset and liability matching strategies for certain insurance products.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The table below presents certain information about the Company's trading securities portfolio:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Trading securities -- at estimated fair value.....................  $471   $277
Short sale agreement liabilities -- at estimated fair value
  (included in other liabilities).................................  $106   $ 57
Investments pledged to secure short sale agreement liabilities....  $496   $346



                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                              2009     2008     2007
                                                              ----     ----     ----
                                                                   (IN MILLIONS)
Net investment income (1)...................................  $116     $(21)     $ 6
Changes in estimated fair value included in net investment
  income....................................................  $ 31     $(17)     $(4)


--------

   (1) Includes interest and dividends earned on trading securities, in addition to the net realized gains (losses) and changes in estimated fair value subsequent to purchase, recognized on the trading securities and the related short sale agreement liabilities.

  MORTGAGE LOANS

     Mortgage loans, net of valuation allowances, are categorized as follows:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2009               2008
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                (IN MILLIONS)
Mortgage loans held-for-investment:
  Commercial mortgage loans........................   $29,934    73.7%   $31,308    74.4%
  Agricultural mortgage loans......................    10,685    26.3     10,768    25.6
  Residential and consumer loans...................         1      --         10      --
                                                      -------   -----    -------   -----
     Total mortgage loans held-for-investment......    40,620   100.0%    42,086   100.0%
                                                      -------   -----    -------   -----
Mortgage loans held-for-sale:
  Commercial -- lower of amortized cost or
     estimated fair value..........................        --      --         19      --
                                                      -------   -----    -------   -----
     Total mortgage loans held-for-sale............        --      --         19      --
                                                      -------   -----    -------   -----
Total mortgage loans, net..........................   $40,620   100.0%   $42,105   100.0%
                                                      =======   =====    =======   =====



     Mortgage Loans by Geographic Region and Property Type -- The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's mortgage loans located in California, Texas and New York were 21%, 7% and 7% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. Commercial mortgage loans at December 31, 2009 and 2008 were $30,426 million and $31,492 million, respectively, or 74% and 74%, respectively, of total mortgage loans prior to valuation allowances. Net of valuation allowances

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

commercial mortgage loans were $29,934 million and $31,308 million at December 31, 2009 and 2008, respectively, and there was diversity across geographic regions and property types as shown below at:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2009               2008
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                (IN MILLIONS)
REGION
Pacific............................................   $ 7,378    24.6%   $ 7,586    24.3%
South Atlantic.....................................     6,311    21.1      6,984    22.3
Middle Atlantic....................................     5,053    16.9      5,173    16.5
International......................................     3,395    11.3      3,247    10.4
West South Central.................................     2,581     8.6      2,739     8.7
East North Central.................................     2,263     7.6      2,381     7.6
New England........................................     1,001     3.3      1,095     3.5
Mountain...........................................       825     2.8        920     2.9
West North Central.................................       598     2.0        664     2.1
East South Central.................................       326     1.1        313     1.0
Other..............................................       203     0.7        206     0.7
                                                      -------   -----    -------   -----
  Total............................................   $29,934   100.0%   $31,308   100.0%
                                                      =======   =====    =======   =====
PROPERTY TYPE
Office.............................................   $13,104    43.8%   $13,532    43.2%
Retail.............................................     6,768    22.6      7,011    22.4
Apartments.........................................     3,015    10.1      3,305    10.6
Industrial.........................................     2,512     8.4      2,644     8.4
Hotel..............................................     2,441     8.1      2,530     8.1
Other..............................................     2,094     7.0      2,286     7.3
                                                      -------   -----    -------   -----
  Total............................................   $29,934   100.0%   $31,308   100.0%
                                                      =======   =====    =======   =====



     Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgage loans were $368 million and $372 million at December 31, 2009 and 2008, respectively.

     Information regarding valuation allowances on mortgage loans held-for-investment is as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2009    2008   2007
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Balance, January 1,.........................................  $244   $ 181   $160
Additions...................................................   394     174     70
Deductions..................................................   (44)   (111)   (49)
                                                              ----   -----   ----
Balance, December 31,.......................................  $594   $ 244   $181
                                                              ====   =====   ====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Impaired mortgage loans held-for-investment consisted of the following:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Impaired loans with valuation allowances..........................  $249   $232
Impaired loans without valuation allowances.......................    89     15
                                                                    ----   ----
  Subtotal........................................................   338    247
Less: Valuation allowances on impaired loans......................    86     45
                                                                    ----   ----
  Impaired loans, net.............................................  $252   $202
                                                                    ====   ====



     Information about impaired loans, restructured loans, loans 90 days or more past due and loans in foreclosure is as follows:

                                                                AS OF AND FOR THE
                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Impaired loans -- average investment during the period....  $288      $315      $399
Impaired loans -- interest income recognized -- accrual
  basis...................................................  $  1      $ 10      $ 35
Impaired loans -- interest income recognized -- cash
  basis...................................................  $  5      $ 11      $ 18
Restructured loans -- amount..............................  $ 27      $  1      $  2
Restructured loans -- interest income recognized..........  $ --      $  1      $  1
Loans 90 days or more past due, interest still
  accruing -- amortized cost..............................  $  1      $  2      $  1
Loans 90 days or more past due, interest no longer
  accruing -- amortized cost..............................  $ 48      $ 10      $ 18
Loans in foreclosure -- amortized cost....................  $ 71      $ 23      $  6


  REAL ESTATE HOLDINGS

     Real estate holdings by type consisted of the following:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2009               2008
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                (IN MILLIONS)
Real estate........................................   $ 4,628    81.0%   $ 4,562    72.9%
Accumulated depreciation...........................    (1,379)  (24.1)    (1,316)  (21.0)
                                                      -------   -----    -------   -----
  Net real estate..................................     3,249    56.9      3,246    51.9
Real estate joint ventures and funds...............     2,297    40.2      2,959    47.3
Foreclosed real estate.............................       121     2.1         --      --
                                                      -------   -----    -------   -----
  Real estate held-for-investment..................     5,667    99.2      6,205    99.2
Real estate held-for-sale..........................        44     0.8         51     0.8
                                                      -------   -----    -------   -----
  Total real estate holdings.......................   $ 5,711   100.0%   $ 6,256   100.0%
                                                      =======   =====    =======   =====



     Related depreciation expense on real estate was $120 million, $120 million and $112 million for the years ended December 31, 2009, 2008 and 2007, respectively. These amounts include $1 million, $1 million and

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

$3 million of depreciation expense related to discontinued operations for the years ended December 31, 2009, 2008 and 2007, respectively.

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2009, 2008 and 2007. Impairments of real estate and real estate joint ventures held-for-investment were $96 million and $20 million for the years ended December 31, 2009 and 2008, respectively. There were no impairments of real estate and real estate joint ventures held-for-investment for the year ended December 31, 2007. The carrying value of non-income producing real estate was $72 million and $27 million at December 31, 2009 and 2008, respectively.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States, and at December 31, 2009, 21%, 14%, 11% and 11% were located in California, Florida, Texas and New York, respectively.

     Real estate holdings were categorized as follows:

                                                                   DECEMBER 31,
                                                       -----------------------------------
                                                             2009               2008
                                                       ----------------   ----------------
                                                       CARRYING    % OF   CARRYING    % OF
                                                         VALUE    TOTAL     VALUE    TOTAL
                                                       --------   -----   --------   -----
                                                                    (IN MILLIONS)
Office...............................................   $2,770      49%    $2,602      42%
Apartments...........................................    1,366      24      1,495      24
Retail...............................................      443       8        453       7
Industrial...........................................      411       7        483       8
Real estate investment funds.........................      405       7        936      15
Hotel................................................      190       3        170       3
Agriculture..........................................       46       1          9      --
Land.................................................       22      --         62       1
Other................................................       58       1         46      --
                                                        ------     ---     ------     ---
  Total real estate holdings.........................   $5,711     100%    $6,256     100%
                                                        ======     ===     ======     ===



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $4.2 billion and $4.7 billion at December 31, 2009 and 2008, respectively. Included within other limited partnership interests were $617 million and $943 million at December 31, 2009 and 2008, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $288 million, $99 million and $3 million for the years ended December 31, 2009, 2008 and 2007, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2009               2008
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                  (IN MILLIONS)
Freestanding derivatives with positive fair
  values...........................................   $2,415     35.5%   $6,646     67.0%
Leveraged leases, net of non-recourse debt.........    1,763     25.9     1,704     17.2
Loans to affiliates................................    1,628     23.9       795      8.0
Tax credit partnerships............................      683     10.0       476      4.8
Funds withheld.....................................       38      0.6        44      0.5
Joint venture investment...........................       36      0.5        31      0.3
Other..............................................      248      3.6       220      2.2
                                                      ------    -----    ------    -----
Total..............................................   $6,811    100.0%   $9,916    100.0%
                                                      ======    =====    ======    =====



     See Note 4 for information regarding the freestanding derivatives with positive estimated fair values. See the following section for the composition of leveraged leases. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method or under the effective yield method. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The joint venture investment is accounted for on the equity method and represents the Company's investment in insurance underwriting joint ventures in China.

  LEVERAGED LEASES

     Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                                   DECEMBER 31,
                                                                 ----------------
                                                                   2009     2008
                                                                 -------   ------
                                                                   (IN MILLIONS)
Rental receivables, net........................................  $ 1,690   $1,478
Estimated residual values......................................    1,225    1,217
                                                                 -------   ------
  Subtotal.....................................................    2,915    2,695
Unearned income................................................   (1,152)    (991)
                                                                 -------   ------
  Investment in leveraged leases...............................  $ 1,763   $1,704
                                                                 =======   ======



     The Company's deferred income tax liability related to leveraged leases was $1,064 million and $962 million at December 31, 2009 and 2008, respectively. The rental receivables set forth above are generally due in periodic installments. The payment periods range from one to 15 years, but in certain circumstances are as long as 30 years.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net income from investment in leveraged leases are as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2009   2008   2007
                                                             ----   ----   ----
                                                                (IN MILLIONS)
Income from investment in leveraged leases (included in net
  investment income).......................................  $ 92   $ 95   $ 48
Less: Income tax expense on leveraged leases...............   (32)   (33)   (17)
                                                             - --   - --   - --
Net income from investment in leveraged leases.............  $ 60   $ 62   $ 31
                                                             = ==   = ==   = ==



  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated in the Company's financial statements at December 31, 2009 and 2008. Generally, creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                     DECEMBER 31,
                                                     -------------------------------------------
                                                             2009                   2008
                                                     --------------------   --------------------
                                                      TOTAL      TOTAL       TOTAL      TOTAL
                                                     ASSETS   LIABILITIES   ASSETS   LIABILITIES
                                                     ------   -----------   ------   -----------
                                                                  (IN MILLIONS)
Other limited partnership interests................   $367        $72         $20        $ 3
Other invested assets..............................     27          1          10          3
Real estate joint ventures.........................     22         17          26         15
                                                      ----        ---         ---        ---
Total..............................................   $416        $90         $56        $21
                                                      ====        ===         ===        ===



     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2009                     2008
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                 (IN MILLIONS)
Other limited partnership interests............   $1,908       $2,170      $2,538       $2,965
Fixed maturity securities available-for-sale:
  U.S. corporate securities....................      809          809         251          251
  Foreign corporate securities.................      733          733         362          362
Other invested assets..........................      394          387         310          108
                                                  ------       ------      ------       ------
Total..........................................   $3,844       $4,099      $3,461       $3,686
                                                  ======       ======      ======       ======



--------

   (1) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. For certain of its investments in other invested assets, the Company's return is in the form of tax credits which are guaranteed by a creditworthy third-party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by third parties of $226 million and $271 million at December 31, 2009 and 2008, respectively.

     As described in Note 13, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2009, 2008 and 2007.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $717 million and $229 million, respectively, in the Metropolitan Money Market Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from this investment was $1 million, $4 million and $12 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     The MetLife Intermediate Income Pool (the "MIIP") is a New York general partnership consisting solely of U.S. domestic insurance companies owned directly or indirectly by MetLife, Inc. and is managed and consolidated by the Company. Each partner's investment in the MIIP represents such partner's pro rata ownership interest in the pool and is included in the Company's noncontrolling interests in the consolidated balance sheets. The affiliated companies' ownership interests in the pooled investments held by the MIIP were $118 million and $29 million at December 31, 2009 and 2008, respectively. Net investment income allocated to affiliates from the MIIP was $1 million, $3 million and $7 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     During the year ended December 31, 2009, the Company loaned $1.0 billion to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate, which was included in other invested assets. The loans are due as follows: $500 million on June 30, 2014, $250 million on September 30, 2012 and $250 million on September 30, 2016, and these amounts bear interest, payable semi-annually, at 6.44%, 5.33% and 7.44%, respectively. Both principal and interest payments have been guaranteed by MetLife, Inc.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates, which are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2009    2008   2007
                                                              ------   ----   ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates................................................  $   --   $230   $142
Amortized cost of invested assets transferred to
  affiliates................................................  $   --   $220   $145
Net investment gains (losses) recognized on transfers of
  invested assets...........................................  $   --   $ 10   $ (3)
Estimated fair value of invested assets transferred from
  affiliates................................................  $1,019   $ 57   $778


4.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 5 for information about the fair value hierarchy for derivatives.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS AND NON-DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                             DECEMBER 31,
                                                     ------------------------------------------------------------
                                                                  2009                           2008
                                                     -----------------------------  -----------------------------
                                                                    ESTIMATED                      ESTIMATED
                                                                  FAIR VALUE (1)                 FAIR VALUE (1)
PRIMARY UNDERLYING                                   NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE               INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  -------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                             (IN MILLIONS)
Interest rate       Interest rate swaps............   $18,630  $  804     $  696    $ 20,043  $3,188     $1,090
                    Interest rate floors...........    12,115     339          2      32,855   1,082         --
                    Interest rate caps.............    23,406     255         --      21,130      10         --
                    Interest rate futures..........     1,186      --          5       3,628       2         58
                    Interest rate options..........     3,750     114         57       2,365     939         35
                    Synthetic GICs.................     4,352      --         --       4,260      --         --
Foreign currency    Foreign currency swaps.........    12,706     821      1,058      14,180   1,245      1,066
                    Foreign currency forwards......     1,466      16          5       1,467      47         21
                    Non-derivative hedging
                    instruments (2)................        --      --         --         351      --        323
Credit              Swap spreadlocks...............        --      --         --       2,087      --         90
                    Credit default swaps...........     5,656      61         99       4,466     133         60
                    Credit forwards................       130       2          2          --      --         --
Equity market       Equity futures.................        --      --         --           2      --         --
                    Equity options.................        85       3         --          --      --         --
                    Total rate of return swaps.....       250      --         47         250      --        101
                                                      -------  ------     ------    --------  ------     ------
                      Total........................   $83,732  $2,415     $1,971    $107,084  $6,646     $2,844
                                                      =======  ======     ======    ========  ======     ======



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

   (2) The estimated fair value of non-derivative hedging instruments represents the amortized cost of the instruments, as adjusted for foreign currency transaction gains or losses. Non-derivative hedging instruments are reported within policyholder account balances in the consolidated balance sheets.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                               REMAINING LIFE
                                   ---------------------------------------------------------------------
                                                 AFTER ONE YEAR   AFTER FIVE YEARS
                                   ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                       LESS           YEARS             YEARS          YEARS      TOTAL
                                   -----------   --------------   ----------------   ---------   -------
                                                               (IN MILLIONS)
Interest rate swaps..............    $ 2,066         $ 5,155           $ 6,457         $4,952    $18,630
Interest rate floors.............        325           1,740            10,050             --     12,115
Interest rate caps...............      4,000          16,050             3,356             --     23,406
Interest rate futures............      1,186              --                --             --      1,186
Interest rate options............         --              --             3,750             --      3,750
Synthetic GICs...................      4,352              --                --             --      4,352
Foreign currency swaps...........        735           6,340             4,180          1,451     12,706
Foreign currency forwards........      1,466              --                --             --      1,466
Credit default swaps.............        105           4,894               657             --      5,656
Credit forwards..................        110              20                --             --        130
Equity options...................         85              --                --             --         85
Total rate of return swaps.......        250              --                --             --        250
                                     -------         -------           -------         ------    -------
  Total..........................    $14,680         $34,199           $28,450         $6,403    $83,732
                                     =======         =======           =======         ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

     Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

     Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. Swaptions are included in interest rate options in the preceding table. The Company utilizes swaptions in non-qualifying hedging relationships.

     The Company writes covered call options on its portfolio of U.S. Treasuries as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options in the preceding table. The Company utilizes covered call options in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

     A synthetic GIC is a contract that simulates the performance of a traditional guaranteed interest contract through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium. Synthetic GICs are not designated as hedging instruments.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, net investment in foreign operations and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in net investment in foreign operations and non-qualifying hedging relationships.

     The Company uses certain of its foreign currency denominated funding agreements to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. Such contracts are included in non-derivative hedging instruments in the preceding table.

     Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. The Company also enters into certain credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

     The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

     Equity index options are used by the Company to hedge certain invested assets against adverse changes in equity indices. In an equity index option transaction, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

     Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                    DECEMBER 31,
                                         -----------------------------------------------------------------
                                                       2009                              2008
                                         -------------------------------   -------------------------------
                                                          ESTIMATED                         ESTIMATED
                                                            FAIR                              FAIR
                                                            VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING        NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                               AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
---------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Fair Value Hedges:
  Foreign currency swaps...............   $ 3,958   $  484       $117       $ 5,386   $  399      $  416
  Interest rate swaps..................     4,472      488         70         3,971    1,338         123
                                          -------   ------       ----       -------   ------      ------
     Subtotal..........................     8,430      972        187         9,357    1,737         539
                                          -------   ------       ----       -------   ------      ------
Cash Flow Hedges:
  Foreign currency swaps...............     3,181      109        251         2,541      365         137
  Interest rate swaps..................     1,740       --         48            --       --          --
  Credit forwards......................       130        2          2            --       --          --
                                          -------   ------       ----       -------   ------      ------
     Subtotal..........................     5,051      111        301         2,541      365         137
                                          -------   ------       ----       -------   ------      ------
Foreign Operations Hedges:
  Foreign currency swaps...............        --       --         --           164        1           1
  Non-derivative hedging instruments...        --       --         --           351       --         323
                                          -------   ------       ----       -------   ------      ------
     Subtotal..........................        --       --         --           515        1         324
                                          -------   ------       ----       -------   ------      ------
Total Qualifying Hedges................   $13,481   $1,083       $488       $12,413   $2,103      $1,000
                                          =======   ======       ====       =======   ======      ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                    DECEMBER 31,
                                            ------------------------------------------------------------
                                                         2009                           2008
                                            -----------------------------  -----------------------------
                                                           ESTIMATED                      ESTIMATED
                                                              FAIR                           FAIR
                                                             VALUE                          VALUE
DERIVATIVES NOT DESIGNATED OR NOT           NOTIONAL  -------------------  NOTIONAL  -------------------
QUALIFYING AS HEDGING INSTRUMENTS            AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                    (IN MILLIONS)
Interest rate swaps.......................   $12,418  $  316     $  578     $16,072  $1,850     $  967
Interest rate floors......................    12,115     339          2      32,855   1,082         --
Interest rate caps........................    23,406     255         --      21,130      10         --
Interest rate futures.....................     1,186      --          5       3,628       2         58
Interest rate options.....................     3,750     114         57       2,365     939         35
Synthetic GICs............................     4,352      --         --       4,260      --         --
Foreign currency swaps....................     5,567     228        690       6,089     480        512
Foreign currency forwards.................     1,466      16          5       1,467      47         21
Swap spreadlocks..........................        --      --         --       2,087      --         90
Credit default swaps......................     5,656      61         99       4,466     133         60
Equity futures............................        --      --         --           2      --         --
Equity options............................        85       3         --          --      --         --
Total rate of return swaps................       250      --         47         250      --        101
                                             -------  ------     ------     -------  ------     ------
Total non-designated or non-qualifying
  derivatives.............................   $70,251  $1,332     $1,483     $94,671  $4,543     $1,844
                                             =======  ======     ======     =======  ======     ======



     The following table presents the settlement payments recorded in income for the:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Qualifying hedges:
  Net investment income....................................  $ 51     $ 21     $ 24
  Interest credited to policyholder account balances.......   180       99      (28)
Non-qualifying hedges:
  Net investment income....................................    (3)      (1)      (5)
  Net investment gains (losses)............................   (51)     (38)     196
                                                             ----     ----     ----
  Total....................................................  $177     $ 81     $187
                                                             ====     ====     ====



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net investment gains (losses). The following table represents the amount of such net investment gains (losses) recognized for the years ended December 31, 2009, 2008 and 2007:

                                                                                 NET INVESTMENT
DERIVATIVES IN FAIR                                                              GAINS(LOSSES)   NET INVESTMENT GAINS
VALUE                  HEDGED ITEMS IN FAIR VALUE                                  RECOGNIZED     (LOSSES) RECOGNIZED
HEDGING RELATIONSHIPS  HEDGING RELATIONSHIPS                                    FOR DERIVATIVES    FOR HEDGED ITEMS
---------------------  -------------------------------------------------------  ---------------  --------------------
                                                                                            (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:   Fixed maturity securities..............................       $  42               $ (35)
                       Policyholder account balances (1)......................        (956)                947
Foreign currency
  swaps:               Foreign-denominated fixed maturity securities..........         (13)                 10
                       Foreign-denominated policyholder account balances (2)..         351                (332)
                                                                                     -----               -----
  Total.......................................................................       $(576)              $ 590
                                                                                     =====               =====
FOR THE YEAR ENDED DECEMBER 31, 2008..........................................       $ 336               $(337)
                                                                                     =====               =====
FOR THE YEAR ENDED DECEMBER 31, 2007..........................................       $ 319               $(308)
                                                                                     =====               =====

                       INEFFECTIVENESS
DERIVATIVES IN FAIR     RECOGNIZED IN
VALUE                   NET INVESTMENT
HEDGING RELATIONSHIPS   GAINS (LOSSES)
---------------------  ---------------
                        (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:         $ 7
                              (9)
Foreign currency
  swaps:                      (3)
                              19
                             ---
  Total..............        $14
                             ===
FOR THE YEAR ENDED
  DECEMBER 31, 2008..        $(1)
                             ===
FOR THE YEAR ENDED
  DECEMBER 31, 2007..        $11
                             ===



--------

   (1) Fixed rate liabilities

   (2) Fixed rate or floating rate liabilities

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (v) interest rate swaps to hedge the forecasted purchases of fixed-rate investments.

     For the year ended December 31, 2009, the Company recognized $3 million of net investment losses which represented the ineffective portion of all cash flow hedges. For the years ended December 31, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. The net amounts reclassified into net investment losses for the years ended December 31, 2009, 2008 and 2007 related to such discontinued cash flow hedges were $7 million, $12 million and $3 million, respectively. As of December 31, 2009, the maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed five years. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008 and 2007.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
Other comprehensive income (loss), balance at January 1,...  $ 137   $(262)  $(238)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......   (327)    483    (185)
Amounts reclassified to net investment gains (losses)......     93     (93)    150
Amounts reclassified to net investment income..............      7       9      12
Amortization of transition adjustment......................     (2)     --      (1)
                                                             -----   -----   -----
Other comprehensive income (loss), balance at December
  31,......................................................  $ (92)  $ 137   $(262)
                                                             =====   =====   =====



     At December 31, 2009, $43 million of deferred net losses on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity for the years ended December 31, 2009, 2008 and 2007:

                                                    AMOUNT AND LOCATION
                                                     OF GAINS (LOSSES)
                                                     RECLASSIFIED FROM
                                                     ACCUMULATED OTHER
                                                       COMPREHENSIVE             AMOUNT AND LOCATION
                                                     INCOME (LOSS) INTO           OF GAINS (LOSSES)
                                                       INCOME (LOSS)         RECOGNIZED IN INCOME (LOSS)
                                                   ---------------------            ON DERIVATIVES
                              AMOUNT OF GAINS       (EFFECTIVE PORTION)    -------------------------------
                             (LOSSES) DEFERRED     ---------------------       (INEFFECTIVE PORTION AND
                            IN ACCUMULATED OTHER      NET                        AMOUNT EXCLUDED FROM
                            COMPREHENSIVE INCOME    INVEST-       NET           EFFECTIVENESS TESTING)
                           (LOSS) ON DERIVATIVES      MENT      INVEST-    -------------------------------
DERIVATIVES IN CASH FLOW   ---------------------     GAINS        MENT     NET INVESTMENT   NET INVESTMENT
HEDGING RELATIONSHIPS       (EFFECTIVE PORTION)     (LOSSES)     INCOME    GAINS (LOSSES)       INCOME
-------------------------  ---------------------   ---------   ---------   --------------   --------------
                                                            (IN MILLIONS)
FOR THE YEAR ENDED
  DECEMBER 31, 2009:
  Interest rate swaps....          $ (47)            $  --        $ --           $(2)             $--
  Foreign currency
     swaps...............           (409)             (159)         (5)           (1)              --
  Interest rate
     forwards............            130                66          --            --               --
  Credit forwards........             (1)               --          --            --               --
                                   -----             -----        ----           ---              ---
     Total...............          $(327)            $ (93)       $ (5)          $(3)             $--
                                   =====             =====        ====           ===              ===
FOR THE YEAR ENDED
  DECEMBER 31, 2008:
  Interest rate swaps....          $  --             $  --        $ --           $--              $--
  Foreign currency
     swaps...............            483                93          (9)           --               --
                                   -----             -----        ----           ---              ---
     Total...............          $ 483             $  93        $ (9)          $--              $--
                                   =====             =====        ====           ===              ===
FOR THE YEAR ENDED
  DECEMBER 31, 2007:
  Interest rate swaps....          $  10             $  --        $ --           $--              $--
  Foreign currency
     swaps...............           (195)             (150)        (11)           --               --
                                   -----             -----        ----           ---              ---
     Total...............          $(185)            $(150)       $(11)          $--              $--
                                   =====             =====        ====           ===              ===



  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses foreign exchange contracts, which may include foreign currency swaps, forwards and options, to hedge portions of its net investments in foreign operations against adverse movements in exchange rates.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The Company measures ineffectiveness on these contracts based upon the change in forward rates. In addition, the Company may also use non-derivative financial instruments to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on non-derivative financial instruments based upon the change in spot rates.

     When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income (loss) are reclassified to the consolidated statements of operations, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

     The following table presents the effects of derivatives and non-derivative financial instruments in net investment hedging relationships in the consolidated statements of operations and the consolidated statements of stockholder's equity for the years ended December 31, 2009, 2008 and 2007:

                                                                            AMOUNT AND LOCATION OF
                                                                                GAINS (LOSSES)
                                                                                 RECLASSIFIED
                                                                            FROM ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME
                                           AMOUNT OF GAINS (LOSSES)              (LOSS) INTO
                                           DEFERRED IN ACCUMULATED         INCOME (LOSS) (EFFECTIVE
                                          OTHER COMPREHENSIVE INCOME               PORTION)
                                                    (LOSS)                -------------------------
                                             (EFFECTIVE PORTION)             NET INVESTMENT GAINS
                                         ---------------------------               (LOSSES)
DERIVATIVES AND NON-DERIVATIVE                                            -------------------------
HEDGING INSTRUMENTS IN NET                 YEARS ENDED DECEMBER 31,        YEARS ENDED DECEMBER 31,
INVESTMENT                               ---------------------------      -------------------------
HEDGING RELATIONSHIPS (1), (2)           2009       2008        2007       2009      2008      2007
-----------------------------------      ----       ----       -----      -----      ----      ----
                                                                (IN MILLIONS)
Foreign currency forwards..........      $ --       $ --       $  --      $ (59)      $--       $--
Foreign currency swaps.............       (18)        76         (82)       (63)       --        --
Non-derivative hedging
  instruments......................       (37)        81         (62)       (11)       --        --
                                         ----       ----       -----      -----       ---       ---
  Total............................      $(55)      $157       $(144)     $(133)      $--       $--
                                         ====       ====       =====      =====       ===       ===



--------

   (1) During the year-ended December 31, 2009, the Company substantially liquidated, through assumption reinsurance (see Note 2), the portion of its Canadian operations that was being hedged in a net investment hedging relationship. As a result, the Company reclassified losses of $133 million from accumulated other comprehensive loss into earnings. During the years ended December 31, 2008 and 2007, there were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive loss into earnings.

   (2) There was no ineffectiveness recognized for the Company's hedges of net investments in foreign operations.

     At December 31, 2009, there was no cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive loss related to hedges of net investments in foreign operations. At December 31, 2008, the cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive loss related to hedges of net investments in foreign operations was ($78) million.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures to economically hedge exposure to equity risk in certain liabilities; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (vii) credit default swaps and TRRs to synthetically create investments; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) credit default swaps held in relation to trading portfolios; (x) swaptions to hedge interest rate risk;
(xi) inflation swaps to reduce risk generated from inflation-indexed liabilities; (xii) covered

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


call options for income generation; (xiii) synthetic GICs and (xiv) equity options to economically hedge certain invested assets against adverse changes in equity indices.

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                   NET            NET
                                                               INVESTMENT     INVESTMENT
                                                             GAINS (LOSSES)   INCOME (1)
                                                             --------------   ----------
                                                                    (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps........................................      $  (880)        $ --
Interest rate floors.......................................         (514)          --
Interest rate caps.........................................           27           --
Interest rate futures......................................         (155)          --
Foreign currency swaps.....................................         (584)          --
Foreign currency forwards..................................         (151)          --
Equity options.............................................            2           (2)
Interest rate options......................................         (379)          --
Interest rate forwards.....................................           (7)          --
Swap spreadlocks...........................................          (38)          --
Credit default swaps.......................................         (195)         (11)
Total rate of return swaps.................................           63           --
                                                                 -------         ----
  Total....................................................      $(2,811)        $(13)
                                                                 =======         ====
FOR THE YEAR ENDED DECEMBER 31, 2008.......................      $ 3,470         $ 54
                                                                 =======         ====
FOR THE YEAR ENDED DECEMBER 31, 2007.......................      $  (738)        $ 20
                                                                 =======         ====



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures, and changes in estimated fair value related to derivatives held in relation to trading portfolios.

  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2,584 million and $1,558 million at December 31, 2009 and 2008, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received $44 million to terminate all of these contracts, and at December 31, 2008, the Company would have paid $35 million to terminate all of these contracts.

     The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table below. As a result, the maximum amounts of potential future recoveries available to offset the $2,584 million and $1,558 million from the table below were $21 million and $8 million at December 31,

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2009 and 2008, respectively. The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                           DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
                                                        2009                                           2008
                                  -----------------------------------------------  --------------------------------------------
                                                      MAXIMUM                                          MAXIMUM
                                     ESTIMATED        AMOUNT                          ESTIMATED       AMOUNT OF
                                       FAIR          OF FUTURE        WEIGHTED          FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF         VALUE OF     PAYMENTS UNDER      AVERAGE         VALUE OF     PAYMENTS UNDER     AVERAGE
REFERENCED                        CREDIT DEFAULT  CREDIT DEFAULT       YEARS       CREDIT DEFAULT  CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS         SWAPS (2)    TO MATURITY (3)       SWAPS         SWAPS (2)    MATURITY (3)
--------------------------------  --------------  --------------  ---------------  --------------  --------------  ------------
                                                                           (IN MILLIONS)
AAA/AA/A
Single name credit default swaps
  (corporate)...................        $ 4           $  148            4.3             $  1           $  116           5.0
Credit default swaps referencing
  indices.......................         38            2,201            3.5              (30)           1,112           4.1
                                        ---           ------                            ----           ------
Subtotal........................         42            2,349            3.5              (29)           1,228           4.2
                                        ---           ------                            ----           ------
BAA
Single name credit default swaps
  (corporate)...................          2              190            4.9                1              100           2.3
Credit default swaps referencing
  indices.......................         --               --             --               (5)             215           4.1
                                        ---           ------                            ----           ------
Subtotal........................          2              190            4.9               (4)             315           3.5
                                        ---           ------                            ----           ------
BA
Single name credit default swaps
  (corporate)...................         --               25            5.0               --                5           5.0
Credit default swaps referencing
  indices.......................         --               --             --               --               --            --
                                        ---           ------                            ----           ------
Subtotal........................         --               25            5.0               --                5           5.0
                                        ---           ------                            ----           ------
B
Single name credit default swaps
  (corporate)...................         --               --             --               --               --            --
Credit default swaps referencing
  indices.......................         --               20            5.0               (2)              10           5.0
                                        ---           ------                            ----           ------
Subtotal........................         --               20            5.0               (2)              10           5.0
                                        ---           ------                            ----           ------
CAA AND LOWER
Single name credit default swaps
  (corporate)...................         --               --             --               --               --            --
Credit default swaps referencing
  indices.......................         --               --             --               --               --            --
                                        ---           ------                            ----           ------
Subtotal........................         --               --             --               --               --            --
                                        ---           ------                            ----           ------
IN OR NEAR DEFAULT
Single name credit default swaps
  (corporate)...................         --               --             --               --               --            --
Credit default swaps referencing
  indices.......................         --               --             --               --               --            --
                                        ---           ------                            ----           ------
Subtotal........................         --               --             --               --               --            --
                                        ---           ------                            ----           ------
Total...........................        $44           $2,584            3.6             $(35)          $1,558           4.1
                                        ===           ======                            ====           ======



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then the MLIC rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 5 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $782 million and $3,564 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2009 and 2008, the Company had also accepted collateral consisting of various securities with a fair market value of $123 million and $824 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2009, none of the collateral had been sold or repledged.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                    ESTIMATED           ESTIMATED
                                FAIR VALUE (1) OF     FAIR VALUE OF
                               DERIVATIVES IN NET       COLLATERAL
                               LIABILITY POSITION        PROVIDED        FAIR VALUE OF INCREMENTAL COLLATERAL
                                DECEMBER 31, 2009   DECEMBER 31, 2009               PROVIDED UPON:
                               ------------------   -----------------   --------------------------------------
                                                                                         DOWNGRADE IN THE
                                                                        ONE NOTCH     COMPANY'S CREDIT RATING
                                                                        DOWNGRADE    TO A LEVEL THAT TRIGGERS
                                                                          IN THE          FULL OVERNIGHT
                                                                        COMPANY'S      COLLATERALIZATION OR
                                                      FIXED MATURITY      CREDIT            TERMINATION
                                                      SECURITIES (2)      RATING    OF THE DERIVATIVE POSITION
                                                    -----------------   ---------   --------------------------
                                                            (IN MILLIONS)
Derivatives subject to
  credit-contingent
  provisions.................         $342                 $230            $45                 $132
Derivatives not subject to
  credit-contingent
  provisions.................           47                   42             --                   --
                                      ----                 ----            ---                 ----
  Total......................         $389                 $272            $45                 $132
                                      ====                 ====            ===                 ====



--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $444 million. At December 31, 2009, the Company provided securities collateral of $230 million in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $214 million. This amount does not consider gross derivative assets of $102 million for which the Company has the contractual right of offset.

     At December 31, 2008, the Company provided securities collateral for various arrangements in connection with derivative instruments of $220 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

     The Company also has exchange-traded futures, which require the pledging of collateral. At December 31, 2009 and 2008, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2009 and 2008, the Company provided cash collateral for exchange-traded futures of $18 million and $77 million, respectively, which is included in premiums and other receivables.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; and funding agreements with equity or bond indexed crediting rates.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                 DECEMBER 31,
                                                               ---------------
                                                                2009     2008
                                                               ------   ------
                                                                (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits..........................   $263    $  797
  Call options in equity securities..........................    (15)      (72)
                                                                ----    -- ---
     Net embedded derivatives within asset host contracts....   $248    $  725
                                                                ====    == ===
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.........................   $(35)   $  298
                                                                         (1,2-
  Funds withheld on ceded reinsurance........................    132        03)
  Other......................................................    (26)      (83)
                                                                ----    -- ---
     Net embedded derivatives within liability host
       contracts.............................................   $ 71    $ (988)
                                                                ====    == ===



     The following table presents changes in estimated fair value related to embedded derivatives:

                                                         YEARS ENDED DECEMBER 31,
                                                        --------------------------
                                                          2009      2008     2007
                                                        --------   ------   ------
                                                               (IN MILLIONS)
Net investment gains (losses) (1).....................   $(1,586)  $1,744     $15


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31, 2009 and 2008 were gains (losses) of ($380) million and $442 million, respectively, in connection with this adjustment.

5.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                                              ESTIMATED
                                                        NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                        AMOUNT      VALUE      VALUE
------------------------------------------------------  --------   --------   ---------
                                                                 (IN MILLIONS)
ASSETS:
Fixed maturity securities.............................             $144,649    $144,649
Equity securities.....................................             $  2,116    $  2,116
Trading securities....................................             $    471    $    471
Mortgage loans, net...................................             $ 40,620    $ 39,155
Policy loans..........................................             $  8,099    $  9,108
Real estate joint ventures (1)........................             $     49    $     61
Other limited partnership interests (1)...............             $  1,443    $  1,431
Short-term investments................................             $  3,315    $  3,315
Other invested assets: (1)
  Derivative assets (2)...............................   $56,746   $  2,415    $  2,415
  Other...............................................             $  1,707    $  1,659
Cash and cash equivalents.............................             $  3,347    $  3,347
Accrued investment income.............................             $  2,066    $  2,066
Premiums and other receivables (1)....................             $ 18,271    $ 18,648
Separate account assets...............................             $ 80,377    $ 80,377
Net embedded derivatives within asset host contracts
  (3).................................................             $    263    $    263
LIABILITIES:
Policyholder account balances (1).....................             $ 64,097    $ 64,081
Payables for collateral under securities loaned and
  other transactions..................................             $ 14,662    $ 14,662
Short-term debt.......................................             $    319    $    319
Long-term debt (1)....................................             $  3,474    $  3,494
Other liabilities: (1)................................
  Derivative liabilities (2)..........................   $26,986   $  1,971    $  1,971
  Trading liabilities.................................             $    106    $    106
  Other...............................................             $ 17,192    $ 17,192
Separate account liabilities (1)......................             $ 28,874    $ 28,874
Net embedded derivatives within liability host
  contracts (3).......................................             $     71    $     71
COMMITMENTS: (4)
Mortgage loan commitments.............................   $ 1,262   $     --    $    (43)
Commitments to fund bank credit facilities, bridge
  loans and private corporate bond investments........   $   763   $     --    $    (19)

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                              ESTIMATED
                                                        NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2008                                        AMOUNT      VALUE      VALUE
------------------------------------------------------  --------   --------   ---------
                                                                 (IN MILLIONS)
ASSETS:
Fixed maturity securities.............................             $122,229    $122,229
Equity securities.....................................             $  2,298    $  2,298
Trading securities....................................             $    277    $    277
Mortgage loans, net...................................             $ 42,105    $ 41,110
Policy loans..........................................             $  7,881    $  9,675
Real estate joint ventures (1)........................             $     67    $     75
Other limited partnership interests (1)...............             $  1,697    $  2,008
Short-term investments................................             $  7,598    $  7,598
Other invested assets:  (1)
  Derivative assets (2)...............................   $71,514   $  6,646    $  6,646
  Other...............................................             $    875    $    691
Cash and cash equivalents.............................             $ 10,279    $ 10,279
Accrued investment income.............................             $  2,079    $  2,079
Premiums and other receivables (1)....................             $ 17,856    $ 18,088
Separate account assets...............................             $ 72,259    $ 72,259
Net embedded derivatives within asset host contracts
  (3).................................................             $    797    $    797
LIABILITIES:
Policyholder account balances (1).....................             $ 70,799    $ 66,232
Payables for collateral under securities loaned and
  other transactions..................................             $ 18,649    $ 18,649
Short-term debt.......................................             $    414    $    414
Long-term debt (1)....................................             $  2,684    $  1,995
Other liabilities: (1)
  Derivative liabilities (2)..........................   $35,219   $  2,521    $  2,521
  Trading liabilities.................................             $     57    $     57
  Other...............................................             $ 16,163    $ 16,163
Separate account liabilities (1)......................             $ 26,214    $ 26,214
Net embedded derivatives within liability host
  contracts (3).......................................             $   (988)   $   (988)
COMMITMENTS: (4)
Mortgage loan commitments.............................   $ 2,191   $     --    $   (114)
Commitments to fund bank credit facilities, bridge
  loans and private corporate bond investments........   $   611   $     --    $      4


--------

   (1) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. At December 31, 2009 and 2008, certain non-derivative hedging instruments of $0 and $323 million, respectively, which are carried at amortized cost, are included with the liabilities total in Note 4 but are excluded from derivative liabilities here as they are not derivative instruments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($15) million and ($72) million, respectively.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities
-- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are primarily carried at amortized cost. The estimated fair value for mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk. Certain mortgage loans have been impaired to their estimated fair value which is determined using independent broker quotations or, when the mortgage loan is in foreclosure or otherwise determined to be collateral dependent, the fair value of the underlying collateral is estimated using internal models.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the consolidated balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheets are principally comprised of freestanding derivatives with positive estimated fair values, leveraged leases, loans to affiliates, tax credit partnerships, funds withheld and joint venture investments. Leveraged leases, tax credit partnerships and joint venture investments, which are accounted for under the equity method or under the effective yield method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

     For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Other Assets -- Other assets in the consolidated balance sheets are principally comprised of prepaid expenses, amounts held under corporate-owned life insurance, fixed assets, capitalized software, deferred sales inducements, VODA and VOCRA, all of which are not considered financial instruments subject to disclosure.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount of $35.5 billion in Level 2 of the fair value hierarchy which were previously included in Level 1. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. The estimated fair value of hedge funds is based upon NAVs provided by the fund manager. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's debt, as well as its claims paying ability.

     Short-term and Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair values of long-term debt securities are generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of the Company or other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights; contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     The carrying value of long-term debt presented in the table above differs from the amounts presented in the consolidated balance sheets as it does not include capital leases which are not required to be disclosed at estimated fair value.

     Payables for Collateral Under Securities Loaned and Other Transactions
-- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the consolidated balance sheets are principally comprised of funds withheld related to certain ceded reinsurance; embedded derivatives within these funds withheld related to certain ceded reinsurance; freestanding derivatives with negative estimated fair values; securities trading liabilities; tax and litigation contingency liabilities; obligations for employee-related benefits; interest due on the Company's debt obligations and on cash collateral held in relation to securities lending; dividends payable; amounts due for securities purchased but not yet settled; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     The fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of securities trading liabilities; interest and dividends payable; amounts due for securities purchased but not yet settled; and amounts payable under certain ceded and assumed reinsurance contracts recognized using the deposit method of accounting.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance; funding agreements related to group life contracts; and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those liabilities approximates the estimated fair value of the related separate account assets.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity guarantees, certain affiliated ceded reinsurance contracts related to such variable annuity guarantees and certain funding agreements with equity or bond indexed crediting rates and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances.

     The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including an adjustment for the Company's own credit that takes into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net investment gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities, bridge loans and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis, are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                DECEMBER 31, 2009
                                         --------------------------------------------------------------
                                           FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                         ---------------------------------------------------
                                          QUOTED PRICES IN
                                         ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                          IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                           AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                              (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                         ------------------  -----------------  ------------  ---------
                                                                      (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities............        $    --            $ 44,394         $ 4,674     $ 49,068
  RMBS.................................             --              29,405           1,580       30,985
  Foreign corporate securities.........             --              21,541           3,456       24,997
  U.S. Treasury, agency and government
     guaranteed securities.............          6,090              10,312              --       16,402
  CMBS.................................             --              10,684              87       10,771
  ABS..................................             --               5,503           1,668        7,171
  State and political subdivision
     securities........................             --               2,714              20        2,734
  Foreign government securities........             --               2,272             249        2,521
                                               -------            --------         -------     --------
     Total fixed maturity securities...          6,090             126,825          11,734      144,649
                                               -------            --------         -------     --------
Equity securities:
  Common stock.........................            289                 777              64        1,130
  Non-redeemable preferred stock.......             --                 193             793          986
                                               -------            --------         -------     --------
     Total equity securities...........            289                 970             857        2,116
                                               -------            --------         -------     --------
Trading securities.....................             --                 388              83          471
Short-term investments (1).............          2,099               1,193               8        3,300
Derivative assets (2)..................             --               2,318              97        2,415
Net embedded derivatives within asset
  host contracts (3)...................             --                  --             263          263
Separate account assets (4)............         13,006              65,788           1,583       80,377
                                               -------            --------         -------     --------
  Total assets.........................        $21,484            $197,482         $14,625     $233,591
                                               =======            ========         =======     ========
LIABILITIES
Derivative liabilities (2).............        $     5            $  1,961         $     5     $  1,971
Net embedded derivatives within
  liability host contracts (3).........             --                 (26)             97           71
Trading liabilities (5)................            106                  --              --          106
                                               -------            --------         -------     --------
  Total liabilities....................        $   111            $  1,935         $   102     $  2,148
                                               =======            ========         =======     ========


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2008
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $    --            $ 38,663         $ 5,089     $ 43,752
  RMBS..................................             --              22,680             373       23,053
  Foreign corporate securities..........             --              16,857           3,367       20,224
  U.S. Treasury, agency and government
     guaranteed securities..............          7,427               8,461              48       15,936
  CMBS..................................             --               8,939             138        9,077
  ABS...................................             --               4,824           1,487        6,311
  State and political subdivision
     securities.........................             --               1,025              76        1,101
  Foreign government securities.........             --               2,573             202        2,775
                                                -------            --------         -------     --------
     Total fixed maturity securities....          7,427             104,022          10,780      122,229
                                                -------            --------         -------     --------
Equity securities:
  Common stock..........................            238                 994              59        1,291
  Non-redeemable preferred stock........             --                  89             918        1,007
                                                -------            --------         -------     --------
     Total equity securities............            238               1,083             977        2,298
                                                -------            --------         -------     --------
Trading securities......................             --                 161             116          277
Short-term investments (1)..............          6,812                 695              75        7,582
Derivative assets (2)...................              2               6,505             139        6,646
Net embedded derivatives within asset
  host contracts (3)....................             --                  --             797          797
Separate account assets (4).............         39,767              31,006           1,486       72,259
                                                -------            --------         -------     --------
  Total assets..........................        $54,246            $143,472         $14,370     $212,088
                                                =======            ========         =======     ========
LIABILITIES
Derivative liabilities (2)..............        $    58            $  2,305         $   158     $  2,521
Net embedded derivatives within
  liability host contracts (3)..........             --                 (83)           (905)        (988)
Trading liabilities (5).................             57                  --              --           57
                                                -------            --------         -------     --------
  Total liabilities.....................        $   115            $  2,222         $  (747)    $  1,590
                                                =======            ========         =======     ========



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g. time deposits, etc.).

   (2) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the following tables. At December 31,

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       2009 and 2008, certain non-derivative hedging instruments of $0 and $323 million, respectively, which are carried at amortized cost, are included with the liabilities total in Note 4 but are excluded from derivative liabilities here as they are not derivative instruments.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($15) million and ($72) million, respectively.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   (5) Trading liabilities are presented within other liabilities.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury, agency and government guaranteed fixed maturity securities, exchange-traded common stock; and certain short-term money market securities. As it relates to derivatives, this level includes exchange-traded equity and interest rate futures. Separate account assets classified within this level are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury, agency and government guaranteed securities, as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, ABS, foreign government securities, and state and political subdivision securities. Equity securities classified as Level 2 securities consist principally of common stock and non-redeemable preferred stock where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly. Hedge funds owned by separate accounts are also included within this level. Embedded derivatives classified within this level include embedded equity derivatives contained in certain funding agreements.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; RMBS; CMBS; and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of non-redeemable preferred stock and common stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


              valuation. Short-term investments and trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this category includes: swap spreadlocks with maturities which extend beyond observable periods; foreign currency swaps which are cancelable and priced through independent broker quotations; interest rate swaps with maturities which extend beyond the observable portion of the yield curve; credit default swaps based upon baskets of credits having unobservable credit correlations, as well as credit default swaps with maturities which extend beyond the observable portion of the credit curves and credit default swaps priced through independent broker quotations; interest rate floors referencing unobservable yield curves and/or which include liquidity and volatility adjustments; and implied volatility swaps with unobservable volatility inputs. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include mortgage loans and other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees, as well as those on the cession of risks associated with those guarantees to affiliates; as well as embedded derivatives related to funds withheld on ceded reinsurance.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                               --------------------------------------------------------------------------------------------
                                                                               TOTAL REALIZED/UNREALIZED
                                                                              GAINS (LOSSES) INCLUDED IN:
                                                                            ------------------------------     PURCHASES,
                                                                                                 OTHER           SALES,
                                    BALANCE,        IMPACT OF    BALANCE,                    COMPREHENSIVE   ISSUANCES AND
                               DECEMBER 31, 2007  ADOPTION (2)  JANUARY 1,  EARNINGS (3, 4)  INCOME (LOSS)  SETTLEMENTS (5)
                               -----------------  ------------  ----------  ---------------  -------------  ---------------
                                                                       (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..                                     $ 5,089       $  (276)        $   572         $(1,002)
  RMBS.......................                                         373            35              80           1,134
  Foreign corporate
     securities..............                                       3,367          (210)          1,156            (614)
  U.S. Treasury, agency and
     government guaranteed
     securities..............                                          48            --              --             (27)
  CMBS.......................                                         138             6               4             (38)
  ABS........................                                       1,487           (63)            281             (61)
  State and political
     subdivision securities..                                          76            --               1             (15)
  Foreign government
     securities..............                                         202             2              18              66
                                                                  -------       -------         -------         -------
     Total fixed maturity
       securities............                                     $10,780       $  (506)        $ 2,112         $  (557)
                                                                  =======       =======         =======         =======
Equity securities:
  Common stock...............                                     $    59       $    (2)        $    (2)        $     9
  Non-redeemable preferred
     stock...................                                         918          (251)            355            (190)
                                                                  -------       -------         -------         -------
     Total equity
       securities............                                     $   977       $  (253)        $   353         $  (181)
                                                                  =======       =======         =======         =======
Trading securities...........                                     $   116       $    16         $    --         $   (49)
Short-term investments.......                                     $    75       $    (9)        $    --         $   (53)
Net derivatives (7)..........                                     $   (19)      $    35         $    (1)        $    79
Separate account assets (8)..                                     $ 1,486       $  (221)        $    --         $   452
Net embedded derivatives
  (9)........................                                     $ 1,702       $(1,570)        $    --         $    34

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..       $ 5,527            $--        $ 5,527       $  (455)        $(1,085)        $   606
  RMBS.......................           899             --            899            (2)           (111)            (53)
  Foreign corporate
     securities..............         4,752             --          4,752          (127)         (1,794)           (104)
  U.S. Treasury, agency and
     government guaranteed
     securities..............            55             --             55            --              (1)            (29)
  CMBS.......................           271             --            271            (6)            (57)              2
  ABS........................         2,814             --          2,814           (80)           (672)           (549)
  State and political
     subdivision securities..            56             --             56             1              11              33
  Foreign government
     securities..............           475             --            475            (5)            (17)           (256)
  Other fixed maturity
     securities..............           217             --            217            --             (37)           (180)
                                    -------            ---        -------       -------         -------         -------
     Total fixed maturity
       securities............       $15,066            $--        $15,066       $  (674)        $(3,763)        $  (530)
                                    =======            ===        =======       =======         =======         =======
Equity securities:
  Common stock...............       $    60            $--        $    60       $     2         $    (4)        $     1
  Non-redeemable preferred
     stock...................         1,467             --          1,467          (130)           (342)            (55)
                                    -------            ---        -------       -------         -------         -------
     Total equity
       securities............       $ 1,527            $--        $ 1,527       $  (128)        $  (346)        $   (54)
                                    =======            ===        =======       =======         =======         =======
Trading securities...........       $   174            $--        $   174       $   (26)        $    --         $   (32)
Short-term investments.......       $   149            $--        $   149       $    (2)        $    --         $   (72)
Net derivatives (7)..........       $   134            $(1)       $   133       $   (60)        $    --         $   (92)
Separate account assets (8)..       $ 1,170            $--        $ 1,170       $   (86)        $    --         $   (22)
Net embedded derivatives
  (9)........................       $    25            $30        $    55       $ 1,631         $    --         $    16
                                  FAIR VALUE MEASUREMENTS
                                     USING SIGNIFICANT
                                UNOBSERVABLE INPUTS (LEVEL
                                          3) (1)
                               ----------------------------
                                 TRANSFER IN
                                 AND/OR OUT      BALANCE,
                               OF LEVEL 3 (6)  DECEMBER 31,
                               --------------  ------------
                                       (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..       $ 291         $ 4,674
  RMBS.......................         (42)          1,580
  Foreign corporate
     securities..............        (243)          3,456
  U.S. Treasury, agency and
     government guaranteed
     securities..............         (21)             --
  CMBS.......................         (23)             87
  ABS........................          24           1,668
  State and political
     subdivision securities..         (42)             20
  Foreign government
     securities..............         (39)            249
                                    -----         -------
     Total fixed maturity
       securities............       $ (95)        $11,734
                                    =====         =======
Equity securities:
  Common stock...............       $  --         $    64
  Non-redeemable preferred
     stock...................         (39)            793
                                    -----         -------
     Total equity
       securities............       $ (39)        $   857
                                    =====         =======
Trading securities...........       $  --         $    83
Short-term investments.......       $  (5)        $     8
Net derivatives (7)..........       $  (2)        $    92
Separate account assets (8)..       $(134)        $ 1,583
Net embedded derivatives
  (9)........................       $  --         $   166

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..       $ 496         $ 5,089
  RMBS.......................        (360)            373
  Foreign corporate
     securities..............         640           3,367
  U.S. Treasury, agency and
     government guaranteed
     securities..............          23              48
  CMBS.......................         (72)            138
  ABS........................         (26)          1,487
  State and political
     subdivision securities..         (25)             76
  Foreign government
     securities..............           5             202
  Other fixed maturity
     securities..............          --              --
                                    -----         -------
     Total fixed maturity
       securities............       $ 681         $10,780
                                    =====         =======
Equity securities:
  Common stock...............       $  --         $    59
  Non-redeemable preferred
     stock...................         (22)            918
                                    -----         -------
     Total equity
       securities............       $ (22)        $   977
                                    =====         =======
Trading securities...........       $  --         $   116
Short-term investments.......       $  --         $    75
Net derivatives (7)..........       $  --         $   (19)
Separate account assets (8)..       $ 424         $ 1,486
Net embedded derivatives
  (9)........................       $  --         $ 1,702


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $29 million increase to net assets. Such amount was also impacted by a decrease to DAC of $9 million. The impact of this adoption on RGA-- not reflected in the table above as a result of the reflection of RGA in discontinued operations -- was a net increase of $2 million (i.e., a decrease in Level 3 net embedded derivative liabilities of $17 million offset by a DAC decrease of $15 million) for a total impact of $22 million on Level 3 assets and liabilities. This impact of $22 million along with a $9 million reduction in the estimated fair value of Level 2 freestanding derivatives, resulted in a total net impact of adoption of $13 million.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                                     ---------------------------------------
                                                      CLASSIFICATION OF REALIZED/UNREALIZED
                                                                      GAINS
                                                          (LOSSES) INCLUDED IN EARNINGS
                                                     ---------------------------------------
                                                                         NET
                                                         NET         INVESTMENT
                                                     INVESTMENT         GAINS
                                                       INCOME         (LOSSES)        TOTAL
                                                     ----------      ----------      -------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................       $12          $  (288)      $  (276)
  RMBS.............................................        30                5            35
  Foreign corporate securities.....................        (8)            (202)         (210)
  CMBS.............................................        --                6             6
  ABS..............................................         8              (71)          (63)
  Foreign government securities....................         3               (1)            2
                                                        -----          -------       -------
     Total fixed maturity securities...............       $45          $  (551)      $  (506)
                                                        =====          =======       =======
Equity securities:
  Common stock.....................................     $  --          $    (2)      $    (2)
  Non-redeemable preferred stock...................        --             (251)         (251)
                                                        -----          -------       -------
     Total equity securities.......................       $--          $  (253)      $  (253)
                                                        =====          =======       =======
Trading securities.................................       $16          $    --       $    16
Short-term investments.............................       $--          $    (9)      $    (9)
Net derivatives....................................       $--          $    35       $    35
Net embedded derivatives...........................       $--          $(1,570)      $(1,570)

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               TOTAL GAINS AND LOSSES
                                                     -----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                        GAINS (LOSSES) INCLUDED IN EARNINGS
                                                     -----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)         TOTAL
                                                     ----------      -------------      ------
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities........................      $  8            $ (463)        $ (455)
  RMBS.............................................        --                (2)            (2)
  Foreign corporate securities.....................        (6)             (121)          (127)
  CMBS.............................................        --                (6)            (6)
  ABS..............................................         3               (83)           (80)
  State and political subdivision securities.......        --                 1              1
  Foreign government securities....................         4                (9)            (5)
                                                       ------            ------         ------
     Total fixed maturity securities...............      $  9            $ (683)        $ (674)
                                                       ======            ======         ======
Equity securities:
  Common stock.....................................    $   --            $    2         $    2
  Non-redeemable preferred stock...................        --              (130)          (130)
                                                       ------            ------         ------
     Total equity securities.......................      $ --            $ (128)        $ (128)
                                                       ======            ======         ======
Trading securities.................................      $(26)           $   --         $  (26)
Short-term investments.............................      $  1            $   (3)        $   (2)
Net derivatives....................................      $ --            $  (60)        $  (60)
Net embedded derivatives...........................      $ --            $1,631         $1,631

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                     RELATING TO ASSETS AND LIABILITIES HELD
                                                               AT DECEMBER 31, 2009
                                                     ---------------------------------------
                                                                         NET
                                                         NET         INVESTMENT
                                                     INVESTMENT         GAINS
                                                       INCOME         (LOSSES)        TOTAL
                                                     ----------      ----------      -------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................       $11          $  (281)      $  (270)
  RMBS.............................................        30                6            36
  Foreign corporate securities.....................        (7)            (106)         (113)
  CMBS.............................................        --               (5)           (5)
  ABS..............................................         8              (97)          (89)
  Foreign government securities....................         3               --             3
                                                        -----          -------       -------
     Total fixed maturity securities...............       $45          $  (483)      $  (438)
                                                        =====          =======       =======
Equity securities:
  Common stock.....................................     $  --          $    (1)      $    (1)
  Non-redeemable preferred stock...................        --             (128)         (128)
                                                        -----          -------       -------
     Total equity securities.......................       $--          $  (129)      $  (129)
                                                        =====          =======       =======
Trading securities.................................       $15          $    --       $    15
Net derivatives....................................       $--          $    96       $    96
Net embedded derivatives...........................       $--          $(1,568)      $(1,568)

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                       RELATING TO ASSETS AND LIABILITIES
                                                            HELD AT DECEMBER 31, 2008
                                                     --------------------------------------
                                                                         NET
                                                         NET         INVESTMENT
                                                     INVESTMENT         GAINS
                                                       INCOME         (LOSSES)        TOTAL
                                                     ----------      ----------      ------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities........................      $  6          $ (283)       $ (277)
  RMBS.............................................        --              --            --
  Foreign corporate securities.....................        (8)           (120)         (128)
  CMBS.............................................        --              --            --
  ABS..............................................         3             (63)          (60)
  Foreign government securities....................         4              --             4
                                                       ------          ------        ------
     Total fixed maturity securities...............      $  5          $ (466)       $ (461)
                                                       ======          ======        ======
Equity securities:
  Common stock.....................................    $   --          $   (1)       $   (1)
  Non-redeemable preferred stock...................        --            (113)         (113)
                                                       ------          ------        ------
     Total equity securities.......................      $ --          $ (114)       $ (114)
                                                       ======          ======        ======
Trading securities.................................      $(18)         $   --        $  (18)
Net derivatives....................................      $ --          $  (93)       $  (93)
Net embedded derivatives...........................      $ --          $1,632        $1,632


  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The amounts below relate to certain investments measured at estimated fair value during the period and still held as of the reporting dates.

                                                       FOR THE YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                                2009                                      2008
                              ---------------------------------------   ---------------------------------------
                                                ESTIMATED                                 ESTIMATED
                                 CARRYING          FAIR                    CARRYING          FAIR
                              VALUE PRIOR TO   VALUE AFTER     GAINS    VALUE PRIOR TO   VALUE AFTER     GAINS
                                IMPAIRMENT      IMPAIRMENT   (LOSSES)     IMPAIRMENT      IMPAIRMENT   (LOSSES)
                              --------------   -----------   --------   --------------   -----------   --------
                                                                (IN MILLIONS)
Mortgage loans (1):
  Held-for-investment.......       $248            $168        $ (80)        $234            $188        $(46)
  Held-for-sale.............         --              --           --           26              16         (10)
                                   ----            ----        -----         ----            ----        ----
     Mortgage loans, net....       $248            $168        $ (80)        $260            $204        $(56)
                                   ====            ====        =====         ====            ====        ====
Other limited partnership
  interests (2).............       $805            $517        $(288)        $230            $131        $(99)
Real estate joint ventures
  (3).......................       $ 80            $ 43        $ (37)        $ --            $ --        $ --

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Mortgage Loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

   (2) Other Limited Partnership Interests -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments across certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $321 million as of December 31, 2009.

   (3) Real Estate Joint Ventures -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $45 million as of December 31, 2009.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                             DAC      VOBA    TOTAL
                                                           -------   -----   -------
                                                                 (IN MILLIONS)
Balance at January 1, 2007...............................  $ 8,598   $ 293   $ 8,891
  Effect of adoption of new accounting principle.........     (195)   (123)     (318)
  Capitalizations........................................      886      --       886
                                                           -------   -----   -------
     Subtotal............................................    9,289     170     9,459
                                                           -------   -----   -------
  Less: Amortization related to:
     Net investment gains (losses).......................     (114)     (1)     (115)
     Other expenses......................................      735      23       758
                                                           -------   -----   -------
       Total amortization................................      621      22       643
                                                           -------   -----   -------
  Less: Unrealized investment gains (losses).............      110      71       181
  Less: Other............................................        7      --         7
                                                           -------   -----   -------
Balance at December 31, 2007.............................    8,551      77     8,628
  Capitalizations........................................      901      --       901
                                                           -------   -----   -------
     Subtotal............................................    9,452      77     9,529
                                                           -------   -----   -------
  Less: Amortization related to:
     Net investment gains (losses).......................      157      (4)      153
     Other expenses......................................      909      19       928
                                                           -------   -----   -------
       Total amortization................................    1,066      15     1,081
                                                           -------   -----   -------
  Less: Unrealized investment gains (losses).............   (2,274)   (146)   (2,420)
  Less: Other............................................       (2)     (1)       (3)
                                                           -------   -----   -------
Balance at December 31, 2008.............................   10,662     209    10,871
  Capitalizations........................................      857      --       857
                                                           -------   -----   -------
     Subtotal............................................   11,519     209    11,728
                                                           -------   -----   -------
  Less: Amortization related to:
     Net investment gains (losses).......................     (254)     (1)     (255)
     Other expenses......................................      648      22       670
                                                           -------   -----   -------
       Total amortization................................      394      21       415
                                                           -------   -----   -------
  Less: Unrealized investment gains (losses).............    1,897      52     1,949
                                                           -------   -----   -------
Balance at December 31, 2009.............................  $ 9,228   $ 136   $ 9,364
                                                           =======   =====   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $11 million in 2010, $10 million in 2011, $10 million in 2012, $10 million in 2013 and $9 million in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment is as follows:

                                              DAC               VOBA              TOTAL
                                       ----------------   ---------------   ----------------
                                                            DECEMBER 31,
                                       -----------------------------------------------------
                                        2009      2008     2009     2008     2009      2008
                                       ------   -------   ------   ------   ------   -------
                                                           (IN MILLIONS)
Insurance Products...................  $7,034   $ 8,404    $114     $175    $7,148   $ 8,579
Retirement Products..................   2,125     2,188      20       31     2,145     2,219
Corporate Benefit Funding............      67        68      --       --        67        68
Corporate & Other....................       2         2       2        3         4         5
                                       -- ---   --- ---    ----     ----    -- ---   --- ---
  Total..............................  $9,228   $10,662    $136     $209    $9,364   $10,871
                                       == ===   === ===    ====     ====    == ===   === ===



7.  GOODWILL

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill is as follows:

                                                                  DECEMBER 31,
                                                               ------------------
                                                               2009   2008   2007
                                                               ----   ----   ----
                                                                  (IN MILLIONS)
Balance at beginning of the period...........................  $111   $108   $106
Acquisitions.................................................    --      3      2
                                                               ----   ----   ----
Balance at the end of the period.............................  $111   $111   $108
                                                               ====   ====   ====



     Information regarding goodwill by segment and reporting unit is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Insurance Products:
  Group life......................................................  $  3   $  3
  Individual life.................................................    27     27
  Non-medical health..............................................    65     65
                                                                    ----   ----
     Total Insurance Products.....................................    95     95
Retirement Products...............................................    10     10
Corporate Benefit Funding.........................................     2      2
Corporate & Other.................................................     4      4
                                                                    ----   ----
Total.............................................................  $111   $111
                                                                    ====   ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2009 based upon data at June 30, 2009 that indicated that goodwill was not impaired. During the fourth quarter of 2009, the Company realigned its reportable segments. See Notes 1 and
17. The 2009 annual goodwill impairment tests were based on the segment structure in existence prior to such realignment. The realignment did not significantly change the reporting units for goodwill impairment testing purposes and management concluded that no additional tests were required at December 31, 2009.

     Previously, due to economic conditions, the sustained low level of equity markets, declining market capitalizations in the insurance industry and lower operating earnings projections, particularly in individual

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


annuity and variable & universal life reporting units, management performed an interim goodwill impairment test at December 31, 2008 and again, for certain reporting units most affected by the current economic environment at March 31, 2009. Based upon the tests performed, management concluded no impairment of goodwill had occurred for any of the Company's reporting units at March 31, 2009 and December 31, 2008.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are as follows:

                                                             POLICYHOLDER          OTHER
                                        FUTURE POLICY          ACCOUNT          POLICYHOLDER
                                           BENEFITS            BALANCES            FUNDS
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2009      2008      2009      2008     2009     2008
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Insurance Products..................   68,352    66,725    18,947    17,665    5,296    5,098
Retirement Products.................    2,152     2,041    21,471    21,761       22       17
Corporate Benefit Funding...........   29,118    28,846    46,137    53,829      210      244
Corporate & Other...................      338       571        35        53       99      124
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $99,960   $98,183   $86,590   $93,308   $5,627   $5,483
                                      =======   =======   =======   =======   ======   ======



     See Note 9 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $427      $431      $439
Acquisitions..............................................    --         9        --
Amortization..............................................   (15)      (13)       (8)
                                                            ----      ----      ----
Balance at December 31,...................................  $412      $427      $431
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $19 million in 2010, $22 million in 2011, $25 million in 2012, $27 million in 2013 and $29 million in 2014. See Note 2 for a description of acquisitions and dispositions.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $144      $132      $121
Capitalization............................................    51        40        29
Amortization..............................................   (22)      (28)      (18)
                                                            ----      ----      ----
Balance at December 31,...................................  $173      $144      $132
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $53.0 billion and $48.2 billion at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $27.4 billion and $24.1 billion at December 31, 2009 and 2008, respectively. The latter category consisted primarily of funding agreements and participating close-out contracts. The average interest rate credited on these contracts was 3.35% and 4.40% at December 31, 2009 and 2008, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1.1 billion, $1.3 billion and $1.3 billion for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company's proportional interest in separate accounts is included in the consolidated balance sheets as follows:

                                                                     DECEMBER 31,
                                                                    --------------
                                                                    2009      2008
                                                                    ----      ----
                                                                     (IN MILLIONS)
Fixed maturity securities.........................................   $--       $ 5
Equity securities.................................................   $35       $16
Cash and cash equivalents.........................................   $--       $--


     For the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. Dollars or foreign currencies, to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2009, 2008 and 2007, the Company issued $4.3 billion, $5.7 billion and $4.6 billion, respectively, and repaid $6.4 billion, $7.6 billion and $3.7 billion, respectively, of such funding agreements. At December 31, 2009 and 2008, funding agreements outstanding, which are included in policyholder account balances, were $16.2 billion and $17.3 billion, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $519 million, $840 million and $917 million, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Metropolitan Life Insurance Company is a member of the FHLB of NY and holds $742 million and $830 million of common stock of the FHLB of NY at December 31, 2009 and 2008, respectively, which is included in equity securities. MLIC has also entered into funding agreements with the FHLB of NY whereby MLIC has issued such funding agreements in exchange for cash and for which the FHLB of NY has been granted a lien on certain MLIC assets, including RMBS to collateralize MLIC's obligations under the funding agreements. MLIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MLIC, the FHLB of NY's recovery on the collateral is limited to the amount of MLIC's liability to the FHLB of NY. The amount of the Company's liability for funding agreements with the FHLB of NY was $13.7 billion and $15.2 billion at December 31, 2009 and 2008, respectively, which is included in policyholder account balances. The advances on these agreements are collateralized by mortgage-backed securities with estimated fair values of $15.1 billion and $17.8 billion at December 31, 2009 and 2008, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $333 million, $229 million and $94 million, respectively.

     The temporary contingent increase in MLIC's borrowing capacity that was in effect on December 31, 2008 expired December 31, 2009.

     Metropolitan Life Insurance Company has issued funding agreements to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer MAC, a federally chartered instrumentality of the United States. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of the Company's liability for funding agreements issued to such SPEs was $2.5 billion at both December 31, 2009 and 2008, which is included in policyholder account balances. The obligations under these funding agreements are collateralized by designated agricultural real estate mortgage loans with estimated fair values of $2.9 billion at both December 31, 2009 and 2008. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $132 million, $132 million and $117 million, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policyholder funds, is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                         2009      2008      2007
                                                       -------   -------   -------
                                                              (IN MILLIONS)
Balance at January 1,................................  $ 5,669   $ 5,174   $ 4,500
  Less: Reinsurance recoverables.....................     (266)     (265)     (268)
                                                       -------   -------   -------
Net balance at January 1,............................    5,403     4,909     4,232
                                                       -------   -------   -------
Incurred related to:
  Current year.......................................    4,480     4,063     3,743
  Prior years........................................      (14)      (86)     (104)
                                                       -------   -------   -------
                                                         4,466     3,977     3,639
                                                       -------   -------   -------
Paid related to:
  Current year.......................................   (2,664)   (2,481)   (2,077)
  Prior years........................................   (1,257)   (1,002)     (885)
                                                       -------   -------   -------
                                                        (3,921)   (3,483)   (2,962)
                                                       -------   -------   -------
Net balance at December 31,..........................    5,948     5,403     4,909
  Add: Reinsurance recoverables......................      354       266       265
                                                       -------   -------   -------
Balance at December 31,..............................  $ 6,302   $ 5,669   $ 5,174
                                                       =======   =======   =======



     During 2009, 2008 and 2007, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $14 million, $86 million and $104 million, respectively, due to improved loss ratios for non-medical health claim liabilities and improved claim management.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2009                             2008
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $   4,225             N/A        $   3,177             N/A
Net amount at risk (2)..................     $     218 (3)         N/A        $     706 (3)         N/A
Average attained age of
  contractholders.......................      60 years             N/A         60 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  34,891       $   9,739        $  28,448       $   5,693
Net amount at risk (2)..................     $   2,516 (3)   $   1,552 (4)    $   6,081 (3)   $   2,399 (4)
Average attained age of
  contractholders.......................      62 years        58 years         62 years        58 years
TWO TIER ANNUITIES
General account value...................           N/A       $     282              N/A       $     283
Net amount at risk (2)..................           N/A       $      50 (5)          N/A       $      50 (5)
Average attained age of
  contractholders.......................           N/A        61 years              N/A        60 years



                                                                  DECEMBER 31,
                                            -------------------------------------------------------
                                                       2009                          2008
                                            -------------------------     -------------------------
                                             SECONDARY       PAID-UP       SECONDARY       PAID-UP
                                            GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                            ----------     ----------     ----------     ----------
                                                                 (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate
  account)................................   $   5,679      $   1,297      $   4,908      $   1,349
Net amount at risk (2)....................   $  92,771 (3)  $  11,521 (3)  $ 102,690 (3)  $  12,485 (3)
Average attained age of policyholders.....    48 years       56 years       49 years       55 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

   (5) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND VARIABLE
                                                                          LIFE CONTRACTS
                                                                     -----------------------
                                             ANNUITY CONTRACTS
                                        --------------------------
                                        GUARANTEED     GUARANTEED
                                           DEATH     ANNUITIZATION    SECONDARY     PAID-UP
                                         BENEFITS       BENEFITS     GUARANTEES   GUARANTEES   TOTAL
                                        ----------   -------------   ----------   ----------   -----
                                                                (IN MILLIONS)
DIRECT
  Balance, at January 1, 2007.........     $ 21           $13            $ 9          $ 9       $ 52
     Incurred guaranteed benefits.....        9             6              4            3         22
     Paid guaranteed benefits.........       (2)           --             --           --         (2)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2007.......       28            19             13           12         72
     Incurred guaranteed benefits.....       59            70             14            1        144
     Paid guaranteed benefits.........      (18)           --             --           --        (18)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2008.......       69            89             27           13        198
     Incurred guaranteed benefits.....       21            --             40            8         69
     Paid guaranteed benefits.........      (33)           --             --           --        (33)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2009.......     $ 57           $89            $67          $21       $234
                                           ====           ===            ===          ===       ====
CEDED
  Balance, at January 1, 2007.........     $ 15           $ 6            $--          $--       $ 21
     Incurred guaranteed benefits.....        5            (2)            --           --          3
     Paid guaranteed benefits.........       --            --             --           --         --
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2007.......       20             4             --           --         24
     Incurred guaranteed benefits.....       32            22             --           --         54
     Paid guaranteed benefits.........      (12)           --             --           --        (12)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2008.......       40            26             --           --         66
     Incurred guaranteed benefits.....       30             2             44            8         84
     Paid guaranteed benefits.........      (33)           --             --           --        (33)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2009.......     $ 37           $28            $44          $ 8       $117
                                           ====           ===            ===          ===       ====
NET
  Balance, at January 1, 2007.........     $  6           $ 7            $ 9          $ 9       $ 31
     Incurred guaranteed benefits.....        4             8              4            3         19
     Paid guaranteed benefits.........       (2)           --             --           --         (2)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2007.......        8            15             13           12         48
     Incurred guaranteed benefits.....       27            48             14            1         90
     Paid guaranteed benefits.........       (6)           --             --           --         (6)
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2008.......       29            63             27           13        132
     Incurred guaranteed benefits.....       (9)           (2)            (4)          --        (15)
     Paid guaranteed benefits.........       --            --             --           --         --
                                           ----           ---            ---          ---       ----
  Balance, at December 31, 2009.......     $ 20           $61            $23          $13       $117
                                           ====           ===            ===          ===       ====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $16,701   $12,973
  Balanced....................................................    8,762     5,342
  Bond........................................................    3,342     2,837
  Money Market................................................      369       419
  Specialty...................................................      794       219
                                                                -------   -------
     Total....................................................  $29,968   $21,790
                                                                =======   =======



9.  REINSURANCE

     The Company's Insurance Products segment participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies that it wrote through its various subsidiaries. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million. Retention limits remain unchanged for other new individual life insurance policies. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards.

     For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

     The Company's Retirement Products segment reinsures 90% of the new production of fixed annuities from several affiliates. The Company's Retirement Products segment also reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2004 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2004 to affiliated and non-affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which as of December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $2.2 billion of unsecured unaffiliated reinsurance recoverable balances.

     At December 31, 2009, the Company had $5.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 80%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of which were unsecured.

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                         ---------------------------
                                                           2009      2008      2007
                                                         -------   -------   -------
                                                                (IN MILLIONS)
PREMIUMS:
  Direct premiums......................................  $19,285   $19,246   $17,411
  Reinsurance assumed..................................    1,197     1,334       951
  Reinsurance ceded....................................   (1,853)   (2,136)   (1,927)
                                                         -------   -------   -------
     Net premiums......................................  $18,629   $18,444   $16,435
                                                         =======   =======   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product
     policy fees.......................................  $ 2,565   $ 2,741   $ 2,589
  Reinsurance assumed..................................        9         7         2
  Reinsurance ceded....................................     (507)     (463)     (345)
                                                         -------   -------   -------
     Net universal life and investment-type product
       policy fees.....................................  $ 2,067   $ 2,285   $ 2,246
                                                         =======   =======   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims..............  $21,570   $21,863   $19,454
  Reinsurance assumed..................................    1,045     1,018       530
  Reinsurance ceded....................................   (1,953)   (2,182)   (1,709)
                                                         -------   -------   -------
     Net policyholder benefits and claims..............  $20,662   $20,699   $18,275
                                                         =======   =======   =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                                DECEMBER 31, 2009
                                                  --------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                  --------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables..................  $ 26,375    $  525   $24,885      $    965
Deferred policy acquisition costs and value of
  business acquired.............................     9,364       343      (575)        9,596
                                                  --------    ------   -------      --------
  Total assets..................................  $ 35,739    $  868   $24,310      $ 10,561
                                                  ========    ======   =======      ========
LIABILITIES:
Future policy benefits..........................  $ 99,960    $1,771   $    --      $ 98,189
Policyholder account balances...................    86,590       810        --        85,780
Other policyholder funds........................     5,627       270      (169)        5,526
Other liabilities...............................    33,690     6,788    19,150         7,752
                                                  --------    ------   -------      --------
  Total liabilities.............................  $225,867    $9,639   $18,981      $197,247
                                                  ========    ======   =======      ========




                                                                DECEMBER 31, 2008
                                                  --------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                  --------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables..................  $ 28,290    $  790   $24,720      $  2,780
Deferred policy acquisition costs and value of
  business acquired.............................    10,871       269      (594)       11,196
                                                  --------    ------   -------      --------
  Total assets..................................  $ 39,161    $1,059   $24,126      $ 13,976
                                                  ========    ======   =======      ========
LIABILITIES:
Future policy benefits..........................  $ 98,183    $1,866   $    --      $ 96,317
Policyholder account balances...................    93,308       702        --        92,606
Other policyholder funds........................     5,483       256      (233)        5,460
Other liabilities...............................    29,350     4,945    16,772         7,633
                                                  --------    ------   -------      --------
  Total liabilities.............................  $226,324    $7,769   $16,539      $202,016
                                                  ========    ======   =======      ========



     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including Exeter, First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont ("MRV") and Metropolitan Tower Life Insurance Company, all of which are related parties.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations is as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                              2009     2008    2007
                                                             ------   -----   -----
                                                                  (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed (1),(2)..............................  $   66   $  43   $  23
  Reinsurance ceded........................................     (43)    (46)   (113)
                                                             ------   -----   -----
     Net premiums..........................................  $   23   $  (3)  $ (90)
                                                             ======   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $    9   $   7   $   2
  Reinsurance ceded........................................    (177)   (178)   (112)
                                                             ------   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ (168)  $(171)  $(110)
                                                             ======   =====   =====
OTHER REVENUES:
  Reinsurance assumed......................................  $   (4)  $  (5)  $  (4)
  Reinsurance ceded (3)....................................     901     923      --
                                                             ------   -----   -----
     Net other revenues....................................  $  897   $ 918   $  (4)
                                                             ======   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed (2)..................................  $   75   $  57   $  32
  Reinsurance ceded........................................     (91)   (133)    (80)
                                                             ------   -----   -----
     Net policyholder benefits and claims..................  $  (16)  $ (76)  $ (48)
                                                             ======   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $   10   $  22   $  18
  Reinsurance ceded........................................     (78)    (70)    (65)
                                                             ------   -----   -----
     Net interest credited to policyholder account
       balances............................................  $  (68)  $ (48)  $ (47)
                                                             ======   =====   =====
POLICYHOLDER DIVIDENDS:
  Reinsurance assumed......................................  $   --   $  --   $  --
  Reinsurance ceded........................................     (18)    (20)    (29)
                                                             ------   -----   -----
     Net policyholder dividends............................  $  (18)  $ (20)  $ (29)
                                                             ======   =====   =====
OTHER EXPENSES:
  Reinsurance assumed (1)..................................  $  331   $ 128   $ 143
  Reinsurance ceded (2),(3)................................     791     825     (31)
                                                             ------   -----   -----
     Net other expenses....................................  $1,122   $ 953   $ 112
                                                             ======   =====   =====



--------

   (1) In March 2009, MetLife, Inc. completed the sale of Cova Corporation, the parent company of Texas Life Insurance Company ("Texas Life"). After the sale, reinsurance transactions with Texas Life were no longer considered affiliated transactions. For purposes of comparison, the 2008 and 2007 affiliated transactions with Texas Life have been removed from the presentation in the table above. Affiliated transactions with Texas Life

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       at December 31, 2008 included assumed premiums of ($1) million, and at December 31, 2007 included interest costs on assumed reinsurance of $1 million.

   (2) As discussed in Note 2, in September 2008, MetLife, Inc. completed a tax-free split-off of its majority owned subsidiary, RGA. In connection with this transaction, GALIC dividended to Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dividended to MetLife, Inc. substantially all of its interests in RGA. As a result of the Company's dividend of interests in RGA, reinsurance transactions between RGA and affiliates were no longer considered affiliated transactions. For purposes of comparison, the 2008 and 2007 affiliated transactions between RGA and affiliates have been removed from the presentation in the table above. Affiliated transactions between RGA and affiliates at December 31, 2008 included assumed premiums, assumed benefits and interest costs on ceded reinsurance of ($14) million, $42 million and $6 million, respectively, and at December 31, 2007 included ceded premiums, ceded benefits and ceded interest costs of $29 million, $22 million and $36 million, respectively.

   (3) In December 2007, the Company ceded a portion of its closed block liabilities on a coinsurance with funds withheld basis to MRC, an affiliate. In connection with this cession, the Company recognized $819 million and $835 million of interest earned on the deposit included within premiums and other receivables as well as certain administrative fees at December 31, 2009 and 2008, respectively. The Company also recognized in other expenses $888 million and $911 million of interest expense associated with funds withheld at December 31, 2009 and 2008, respectively.

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets is as follows:

                                                                DECEMBER 31,
                                                   -------------------------------------
                                                          2009                2008
                                                   -----------------   -----------------
                                                   ASSUMED    CEDED    ASSUMED    CEDED
                                                   -------   -------   -------   -------
                                                               (IN MILLIONS)
ASSETS:
Premiums and other receivables...................   $   14   $19,035    $  334   $19,343
Deferred policy acquisition costs and value of
  business acquired..............................      307      (399)      227      (406)
                                                    ------   -------    ------   -------
  Total assets...................................   $  321   $18,636    $  561   $18,937
                                                    ======   =======    ======   =======
LIABILITIES:
Future policy benefits...........................   $  400   $    --    $  395   $    --
Policyholder account balances....................      721        --       606        --
Other policyholder funds.........................       30      (169)       27      (232)
Other liabilities................................    6,440    17,034     4,642    15,567
                                                    ------   -------    ------   -------
  Total liabilities..............................   $7,591   $16,865    $5,670   $15,335
                                                    ======   =======    ======   =======



     Effective December 31, 2009, the Company entered into a reinsurance agreement to cede two blocks of business to MRV, on a 75% coinsurance funds withheld basis. This agreement covers certain term life insurance policies issued by the Company in 2007 and 2008 and certain universal life insurance policies issued by the Company from 2007 through 2009. This agreement transfers risk to MRV, and is therefore accounted for as reinsurance. As a result of the agreement, the Company capitalized a net deferred gain of $67 million, included in DAC and other liabilities; affiliated reinsurance recoverables, included in premiums and other receivables, increased $220 million; the Company recorded a funds withheld liability for $160 million, included in other liabilities; and unearned revenue, included in other policyholder funds, was reduced by $7 million.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has ceded risks to another affiliate related to guaranteed minimum benefit guarantees written by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net investment gains (losses). The embedded derivatives are included within premiums and other receivables and were assets of $263 million and $797 million at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007, net investment gains (losses) included in ($596) million, $729 million and $42 million, respectively, in changes in the estimated fair value of such embedded derivatives, as well as the associated bifurcation fees.

     Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and (increased) decreased the funds withheld balance by ($101) million and $1,203 million at December 31, 2009 and 2008, respectively. The change in estimated fair value of the embedded derivative, included in net investment gains (losses), was ($1,304) million and $1,203 million, for the years ended December 31, 2009 and 2008, respectively.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $1.3 billion of unsecured affiliated reinsurance recoverable balances.

10.  CLOSED BLOCK

     On April 7, 2000, (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

     The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

     The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

     Recent experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized losses, have resulted in a policyholder dividend obligation of zero at both December 31, 2009 and 2008. The policyholder dividend obligation of zero and the Company's decision to revise the expected policyholder dividend scales, which are based upon statutory results, have resulted in a reduction to both actual and expected cumulative earnings of the closed block. Amortization of the closed block DAC, which resides outside of the closed block, will be based upon actual cumulative earnings rather than expected cumulative earnings of the closed block until such time as the actual cumulative earnings of the closed block exceed the expected cumulative earnings, at which time the policyholder dividend obligation will be reestablished. Actual cumulative earnings less than expected cumulative earnings will result in future adjustments to DAC and net income of the Company and increase sensitivity of the Company's net income to movements in closed block results.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block liabilities and assets designated to the closed block is as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
CLOSED BLOCK LIABILITIES
Future policy benefits........................................  $43,576   $43,520
Other policyholder funds......................................      307       315
Policyholder dividends payable................................      615       711
Payables for collateral under securities loaned and other
  transactions................................................       --     2,852
Other liabilities.............................................      576       254
                                                                -------   -------
  Total closed block liabilities..............................   45,074    47,652
                                                                -------   -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $27,129 and $27,947,
     respectively)............................................   27,375    26,205
  Equity securities available-for-sale, at estimated fair
     value (cost: $204 and $280, respectively)................      218       210
  Mortgage loans..............................................    6,200     7,243
  Policy loans................................................    4,538     4,426
  Real estate and real estate joint ventures held-for-
     investment...............................................      321       381
  Short-term investments......................................        1        52
  Other invested assets.......................................      463       952
                                                                -------   -------
     Total investments........................................   39,116    39,469
Cash and cash equivalents.....................................      241       262
Accrued investment income.....................................      489       484
Premiums and other receivables................................       78        98
Current income tax recoverable................................      112        --
Deferred income tax assets....................................      612     1,632
                                                                -------   -------
  Total assets designated to the closed block.................   40,648    41,945
                                                                -------   -------
Excess of closed block liabilities over assets designated to
  the closed block............................................    4,426     5,707
                                                                -------   -------
Amounts included in accumulated other comprehensive income
  (loss):
  Unrealized investment gains (losses), net of income tax of
     $89 and ($633), respectively.............................      166    (1,174)
  Unrealized gains (losses) on derivative instruments, net of
     income tax of ($3) and ($8), respectively................       (5)      (15)
                                                                -------   -------
  Total amounts included in accumulated other comprehensive
     income (loss)............................................      161    (1,189)
                                                                -------   -------
Maximum future earnings to be recognized from closed block
  assets and liabilities......................................  $ 4,587   $ 4,518
                                                                =======   =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block policyholder dividend obligation is as follows:

                                                                    YEARS ENDED
                                                                    DECEMBER 31,
                                                                 -----------------
                                                                  2008       2007
                                                                 -----      ------
                                                                   (IN MILLIONS)
Balance at January 1,..........................................  $ 789      $1,063
Change in unrealized investment and derivative gains (losses)..   (789)       (274)
                                                                 -----      ------
Balance at December 31,........................................  $  --      $  789
                                                                 =====      ======



     Information regarding the closed block revenues and expenses is as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                           ------------------------
                                                            2009     2008     2007
                                                           ------   ------   ------
                                                                 (IN MILLIONS)
REVENUES
Premiums.................................................  $2,708   $2,787   $2,870
Net investment income and other revenues.................   2,197    2,248    2,350
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................    (107)     (94)      (3)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss..      40       --       --
  Other net investment gains (losses), net...............     199       10       31
                                                           ------   ------   ------
     Total net investment gains (losses).................     132      (84)      28
                                                           ------   ------   ------
     Total revenues......................................   5,037    4,951    5,248
                                                           ------   ------   ------
EXPENSES
Policyholder benefits and claims.........................   3,329    3,393    3,457
Policyholder dividends...................................   1,394    1,498    1,492
Other expenses...........................................     203      217      231
                                                           ------   ------   ------
     Total expenses......................................   4,926    5,108    5,180
                                                           ------   ------   ------
Revenues, net of expenses before provision for income tax
  expense (benefit)......................................     111     (157)      68
Provision (benefit) for income tax expense (benefit).....      36      (68)      21
                                                           ------   ------   ------
Revenues, net of expenses and provision for income tax
  expense (benefit)......................................  $   75   $  (89)  $   47
                                                           ======   ======   ======



     The change in the maximum future earnings of the closed block is as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                           ------------------------
                                                            2009     2008     2007
                                                           ------   ------   ------
                                                                 (IN MILLIONS)
Balance at December 31,..................................  $4,587   $4,518   $4,429
Less:
  Cumulative effect of a change in accounting principle,
     net of income tax...................................      --       --       (4)
  Closed block adjustment (1)............................     144       --       --
Balance at January 1,....................................   4,518    4,429    4,480
                                                           ------   ------   ------
Change during year.......................................  $  (75)  $   89   $  (47)
                                                           ======   ======   ======



--------

   (1) The closed block adjustment represents an intra-company reallocation of assets which affected the closed block. The adjustment had no impact on the Company's consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

11.  LONG-TERM AND SHORT-TERM DEBT

     Long-term and short-term debt outstanding is as follows:

                                            INTEREST RATES
                                       ------------------------                 DECEMBER 31,
                                                       WEIGHTED               ---------------
                                          RANGE         AVERAGE    MATURITY    2009     2008
                                       -----------     --------   ---------   ------   ------
                                                                               (IN MILLIONS)
Surplus notes -- affiliated..........  2.23%-7.38%       4.80%    2011-2037   $1,986   $1,394
Surplus notes........................  7.63%-7.88%       7.98%    2015-2025      698      698
Capital notes -- affiliated..........     7.13%          7.13%    2032-2033      500      500
Mortgage loans -- affiliated.........  7.01%-7.26%       7.19%       2020        200       --
Other notes with varying interest
  rates..............................  3.76%-8.56%       8.49%    2010-2016       65       66
Secured demand note -- affiliated....     0.50%          0.50%       2011         25       25
Capital lease obligations............                                             28       39
                                                                              ------   ------
Total long-term debt.................                                          3,502    2,722
Total short-term debt................                                            319      414
                                                                              ------   ------
  Total..............................                                         $3,821   $3,136
                                                                              ======   ======



     The aggregate maturities of long-term debt at December 31, 2009 for the next five years are $64 million in 2010, $1,100 million in 2011, less than $1 million in 2012, less than $1 million in 2013, $217 million in 2014 and $2,120 million thereafter.

     Capital lease obligations and mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of other notes with varying interest rates. Payments of interest and principal on the Company's surplus notes and capital notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with prior approval of the insurance department of the state of domicile, whereas capital notes may or may not require this prior approval.

     Certain of the Company's debt instruments, credit facilities and committed facilities contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all covenants at both December 31, 2009 and 2008.

  SURPLUS NOTES -- AFFILIATED

     On December 31, 2009, the Company's $700 million surplus note issued to MetLife, Inc. was renewed and increased to $775 million, extending the maturity to 2011 with an interest rate of 6-month LIBOR plus 1.80%.

     On December 28, 2009, the Company issued a surplus note to MetLife, Inc. for $300 million maturing in 2011 with an interest rate of 6-month LIBOR plus 1.80%. This transaction was settled by the transfer of securities from MetLife, Inc. to the Company.

     On September 29, 2009, the Company issued a $217 million surplus note to MetLife Mexico, S.A., an affiliate, maturing in 2014 with an interest rate of 6.46%.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In December 2007, the Company repaid the $800 million surplus note issued in December 2005 with an interest rate of 5.00% to MetLife, Inc. and then issued to MetLife, Inc. a $700 million surplus note maturing in 2009 with an interest rate of LIBOR plus 1.15%.

     In December 2007, the Company issued a $694 million surplus note with an interest rate of 7.38% to MetLife Capital Trust IV, an affiliate.

  SECURED DEMAND NOTE -- AFFILIATED

     Effective September 2008, the Company entered into a secured demand note collateral agreement with an affiliate pursuant to which the affiliate pledged securities to the Company to collateralize its obligation to lend $25 million to the Company. The Company has not exercised its right to sell or repledge the collateral.

  MORTGAGE LOANS -- AFFILIATED

     On December 30, 2009, two wholly-owned real estate subsidiaries of the Company issued notes aggregating $200 million to MetLife Insurance Company of Connecticut and its wholly-owned subsidiary, MetLife Investors USA Insurance Company, both affiliates of the Company. These affiliated mortgage loans are secured by real estate held by the Company for investment. Of these loans, $60 million bears interest at a rate of 7.01% payable in quarterly interest payments through maturity in 2020, and $140 million bears interest at a rate of 7.26% and is payable in quarterly principal and interest payments through maturity in 2020.

  SHORT-TERM DEBT

     Short-term debt was $319 million and $414 million at December 31, 2009 and 2008, respectively, which consisted entirely of commercial paper. During the years ended December 31, 2009, 2008 and 2007, the weighted average interest rate of short-term debt was 0.35%, 2.4% and 5.1%, respectively. During the years ended December 31, 2009, 2008 and 2007, the average daily balance of short-term debt was $365 million, $421 million and $927 million, respectively, and was outstanding for an average of 23 days, 25 days and 25 days, respectively.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $166 million, $192 million and $190 million for the years ended December 31, 2009, 2008 and 2007, respectively. These amounts include $105 million, $120 million and $78 million of interest expense related to affiliated debt for the years ended December 31, 2009, 2008 and 2007, respectively.

  CREDIT AND COMMITTED FACILITIES

     The Company maintained an unsecured credit facility and a committed facility of $2.9 billion and $500 million, respectively, at December 31, 2009. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

     Credit Facilities. The unsecured credit facility is used for general corporate purposes. Total fees expensed by the Company associated with this credit facility were $6 million and $4 million for the years ended December 31, 2009 and 2008, respectively. Information on the credit facility at December 31, 2009 is as follows:

                                                               LETTER OF
                                                                 CREDIT                   UNUSED
BORROWER(S)                           EXPIRATION    CAPACITY   ISSUANCES   DRAWDOWNS   COMMITMENTS
-----------                          ------------   --------   ---------   ---------   -----------
                                                             (IN MILLIONS)
MetLife, Inc. and MetLife Funding,
  Inc. ............................  June 2012 (1)   $2,850       $548        $--         $2,302

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Proceeds are available to be used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. All borrowings under the credit agreement must be repaid by June 2012, except that letters of credit outstanding upon termination may remain outstanding until June 2013.

     Committed Facilities. The committed facility is used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed by the Company associated with this committed facility were $3 million and $4 million for the years ended December 31, 2009 and 2008, respectively. Information on the committed facility at December 31, 2009 is as follows:

                                                         LETTER OF
                                                           CREDIT                   UNUSED     MATURITY
ACCOUNT PARTY/BORROWER(S)       EXPIRATION    CAPACITY   ISSUANCES   DRAWDOWNS   COMMITMENTS    (YEARS)
-------------------------      ------------   --------   ---------   ---------   -----------   --------
                                                             (IN MILLIONS)
Exeter Reassurance Company
  Ltd., MetLife, Inc. &
  Missouri Reinsurance
  (Barbados), Inc. ..........  June 2016 (1)    $500        $490        $--          $10           6


--------

   (1) Letters of credit and replacements or renewals thereof issued under this facility of $280 million, $10 million and $200 million are set to expire no later than December 2015, March 2016 and June 2016, respectively.

12.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009     2008     2007
                                                           -------   ------   ------
                                                                 (IN MILLIONS)
Current:
  Federal................................................  $   386   $  (59)  $1,095
  State and local........................................        3        2       22
  Foreign................................................       --       17        9
                                                           -------   ------   ------
  Subtotal...............................................      389      (40)   1,126
                                                           -------   ------   ------
Deferred:
  Federal................................................   (2,281)   1,689      (53)
  State and local........................................       --       --       18
  Foreign................................................        2        1       (9)
                                                           -------   ------   ------
  Subtotal...............................................   (2,279)   1,690      (44)
                                                           -------   ------   ------
Provision for income tax expense (benefit)...............  $(1,890)  $1,650   $1,082
                                                           =======   ======   ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009     2008     2007
                                                           -------   ------   ------
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate.....................  $(1,548)  $1,758   $1,185
Tax effect of:
  Tax-exempt investment income...........................     (149)    (116)    (160)
  State and local income tax.............................       --        1       33
  Prior year tax.........................................      (11)      52       38
  Tax credits............................................      (85)     (56)     (41)
  Foreign tax rate differential and change in valuation
     allowance...........................................      (77)     (14)     (18)
  Other, net.............................................      (20)      25       45
                                                           -------   ------   ------
Provision for income tax expense (benefit)...............  $(1,890)  $1,650   $1,082
                                                           =======   ======   ======



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables......................  $3,186   $3,312
  Net operating loss carryforwards..............................      49       24
  Employee benefits.............................................     605      616
  Capital loss carryforwards....................................       5       --
  Tax credit carryforwards......................................     296      298
  Net unrealized investment losses..............................     326    4,062
  Litigation-related and government mandated....................     239      264
  Other.........................................................      58      111
                                                                  ------   ------
                                                                   4,764    8,687
Less: Valuation allowance.......................................      26       14
                                                                  ------   ------
                                                                   4,738    8,673
                                                                  ------   ------
Deferred income tax liabilities:
  Investments, including derivatives............................   1,338    3,918
  DAC...........................................................   2,296    2,167
  Other.........................................................      10       31
                                                                  ------   ------
                                                                   3,644    6,116
                                                                  ------   ------
Net deferred income tax asset...................................  $1,094   $2,557
                                                                  ======   ======



     Domestic net operating loss carryforwards amount to $108 million at December 31, 2009 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $33 million at December 31, 2009 and were generated in various foreign countries with expiration periods of five years to indefinite expiration. Foreign capital

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loss carryforwards amount to $13 million at December 31, 2009 and will expire beginning in 2014. Tax credit carryforwards amount to $296 million at December 31, 2009.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating and capital loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating and capital loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2009, the Company recorded an overall increase to the deferred tax valuation allowance of $12 million, comprised of an increase of $7 million related to certain foreign net operating loss carryforwards and an increase of $5 million related to certain foreign capital loss carryforwards.

     The Company has not established a valuation allowance against the deferred tax asset of $326 million recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2000. In early 2009, the Company and the IRS completed and substantially settled the audit years of 2000 to 2002. A few issues not settled have been escalated to the next level, IRS Appeals. The IRS exam of the next audit cycle, years 2003 to 2005, is expected to begin in early 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $655 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $475 million. The total amount of unrecognized tax benefits decreased by $142 million from January 1, 2007 primarily due to settlements reached with the IRS with respect to certain significant issues involving demutualization, post-sale purchase price adjustments and reinsurance offset by additions for tax positions of the current year. As a result of the settlements, items within the liability for unrecognized tax benefits, in the amount of $171 million, were reclassified to current and deferred income tax payable, as applicable, and a payment of $156 million was made in December of 2007, with $6 million paid in 2009 and the remaining $9 million to be paid in future years.

     At December 31, 2008, the Company's total amount of unrecognized tax benefits was $593 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $485 million. The total amount of unrecognized tax benefits decreased by $62 million from December 31, 2007 primarily due to settlements reached with the IRS with respect to certain significant issues involving demutualization, leasing and tax credits offset by additions for tax positions of the current year. As a result of the settlements, items within the liability for unrecognized tax benefits, in the amount of $135 million, were reclassified to current and deferred income tax payable, as applicable, of which $2 million was paid in 2008 and $133 million was paid in 2009.

     At December 31, 2009, the Company's total amount of unrecognized tax benefits was $592 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $490 million. The total amount of unrecognized tax benefits decreased by $1 million from December 31, 2008 primarily due to additions for tax positions of the current and prior years offset by settlements reached with the IRS. Settlements

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


with tax authorities amounted to $45 million, of which $43 million was reclassified to current income tax payable and paid in 2009, and $2 million reduced current income tax expense.

     The Company's liability for unrecognized tax benefits may decrease in the next 12 months pending the outcome of remaining issues, tax-exempt income and tax credits, associated with the 2000 to 2002 IRS audit. A reasonable estimate of decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                           2009       2008       2007
                                                           ----      -----      -----
                                                                  (IN MILLIONS)
Balance at beginning of the period.......................  $593      $ 655      $ 797
Additions for tax positions of prior years...............    42          4         32
Reductions for tax positions of prior years..............   (30)       (33)       (51)
Additions for tax positions of current year..............    34        120         52
Reductions for tax positions of current year.............    (2)       (12)        --
Settlements with tax authorities.........................   (45)      (135)      (171)
Lapses of statutes of limitations........................    --         (6)        (4)
                                                           ----      -----      -----
Balance at end of the period.............................  $592      $ 593      $ 655
                                                           ====      =====      =====



     During the year ended December 31, 2007, the Company recognized $72 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $197 million of accrued interest associated with the liability for unrecognized tax benefits. The $1 million decrease from January 1, 2007 in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $72 million of interest expense and a $73 million decrease primarily resulting from the aforementioned IRS settlements. The $73 million was reclassified to current income tax payable in 2007 and paid in 2009.

     During the year ended December 31, 2008, the Company recognized $33 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $156 million of accrued interest associated with the liability for unrecognized tax benefits. The $41 million decrease from December 31, 2007 in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $33 million of interest expense and a $74 million decrease primarily resulting from the aforementioned IRS settlements. Of the $74 million decrease, $73 million was reclassified to current income tax payable in 2008, with $4 million and $69 million paid in 2008 and 2009, respectively. The remaining $1 million reduced interest expense.

     During the year ended December 31, 2009, the Company recognized $38 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $172 million of accrued interest associated with the liability for unrecognized tax benefits. The $16 million increase from December 31, 2008 in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $38 million of interest expense and a $22 million decrease primarily resulting from the aforementioned IRS settlements. Of the $22 million decrease, $20 million has been reclassified to current income tax payable and was paid in 2009. The remaining $2 million reduced interest expense.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and the expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $101 million and $104 million, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $10 million related to a true-up of the prior year tax return.

13.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. In 2007, the Company received $39 million upon the resolution of an indemnification claim associated with the 2000 acquisition of GALIC, and the Company reduced legal liabilities by $31 million after the settlement of certain cases. The review includes senior legal and financial personnel. Unless stated below, estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. In 2009, the Company increased legal liabilities for litigation matters pending against the Company. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2009.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ASBESTOS-RELATED CLAIMS

     Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

     Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs-- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions to dismiss. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

     The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                                 DECEMBER 31,
                                                         ---------------------------
                                                           2009      2008      2007
                                                         -------   -------   -------
                                                         (IN MILLIONS, EXCEPT NUMBER
                                                                  OF CLAIMS)
Asbestos personal injury claims at year end............   68,804    74,027    79,717
Number of new claims during the year...................    3,910     5,063     7,161
Settlement payments during the year (1)................  $  37.6   $  99.0   $  28.2


--------

   (1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In 2006, Metropolitan Life Insurance Company received approximately 7,870 new claims, ending the year with a total of approximately 87,070 claims, and paid approximately $35.5 million for settlements reached in 2006 and prior years. In 2005, Metropolitan Life Insurance Company received approximately 18,500 new claims, ending the year with a total of approximately 100,250 claims, and paid approximately $74.3 million for settlements reached in 2005 and prior years. In 2004, Metropolitan Life Insurance Company received approximately 23,900 new claims, ending the year with a total of approximately 108,000 claims, and paid approximately $85.5 million for settlements reached in 2004 and prior years. In 2003, Metropolitan Life Insurance Company received approximately 58,750 new claims, ending the year with a total of approximately 111,700 claims, and paid approximately $84.2 million for settlements reached in 2003 and prior years. The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

     The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict with any certainty the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

     The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on the Company's financial position.

     During 1998, Metropolitan Life Insurance Company paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provided for recovery of losses up to $1.5 billion in excess of a $400 million self-insured retention. The Company's initial option to commute the excess insurance policies for asbestos-related claims would have arisen at the end of 2008. On September 29, 2008, Metropolitan Life Insurance Company entered into agreements commuting the excess insurance policies at September 30, 2008. As a result of the commutation of the policies, Metropolitan Life Insurance Company received cash and securities totaling $632 million. Of this total, Metropolitan Life Insurance Company received $115 million in fixed maturity securities on September 26, 2008, $200 million in cash on October 29, 2008, and $317 million in cash on January 29, 2009. Metropolitan Life Insurance Company recognized a loss on commutation of the policies in the amount of $35.3 million during 2008.

     In the years prior to commutation, the excess insurance policies for asbestos-related claims were subject to annual and per claim sublimits. Amounts exceeding the sublimits during 2007, 2006 and 2005 were approximately $16 million, $8 million and $0, respectively. Amounts were recoverable under the policies annually with respect to claims paid during the prior calendar year. Each asbestos-related policy contained an experience fund and a reference fund that provided for payments to Metropolitan Life Insurance Company at the commutation date if the reference fund was greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life Insurance Company if the cumulative return on the reference fund was less than the return specified in the experience fund. The return in the reference fund was tied to performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. A claim with respect to the prior year was made under

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the excess insurance policies in each year from 2003 through 2008 for the amounts paid with respect to asbestos litigation in excess of the retention. The foregone loss reimbursements were approximately $62.2 million with respect to claims for the period of 2002 through 2007. Because the policies were commuted at September 30, 2008, there will be no claims under the policies or forgone loss reimbursements with respect to payments made in 2008 and thereafter.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

     Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. As previously disclosed, in 2002 Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2009.

  REGULATORY MATTERS

     The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA") seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. Certain regulators have requested information and documents regarding contingent commission payments to brokers, the Company's awareness of any "sham" bids for business, bids and quotes that the Company submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. The Company has received a subpoena from and has had discussions with the Office of the U.S. Attorney for the Southern District of California regarding the insurance broker Universal Life Resources. The Florida insurance regulator has initiated discussions with the Company regarding its investigation of contingent payments made to brokers. The Company has been cooperating fully in these inquiries.

     In June 2008, the Environmental Protection Agency issued a Notice of Violation ("NOV") regarding the operations of the Homer City Generating Station, an electrical generation facility. The NOV alleges, among other things, that the electrical generation facility is being operated in violation of certain federal and state Clean Air Act requirements. Homer City OL6 LLC, an entity owned by Metropolitan Life Insurance Company, is a passive investor with a noncontrolling interest in the electrical generation facility, which is solely operated by the lessee,

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


EME Homer City Generation L.P. ("EME Homer"). Homer City OL6 LLC and EME Homer are among the respondents identified in the NOV. EME Homer has been notified of its obligation to indemnify Homer City OL6 LLC and Metropolitan Life Insurance Company for any claims resulting from the NOV and has expressly acknowledged its obligation to indemnify Homer City OL6 LLC.

     Regulatory authorities in a small number of states and FINRA have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, New England Mutual Life Insurance Company, New England Life Insurance Company and GALIC, and the Company's broker dealer, New England Securities Corporation. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  DEMUTUALIZATION ACTIONS

     Metropolitan Life Insurance Company is a defendant in two lawsuits challenging the fairness of the Plan and the adequacy and accuracy of Metropolitan Life Insurance Company's disclosure to policyholders regarding the Plan. The plaintiffs in the consolidated state court class action, Fiala, et al.
v. Metropolitan Life Ins. Co., et al. (Sup. Ct., N.Y. County, filed March 17,
2000), sought compensatory relief and punitive damages against Metropolitan Life Insurance Company, MetLife, Inc., and individual directors. The court certified a litigation class of present and former policyholders on plaintiffs' claim that defendants violated section 7312 of the New York Insurance Law. The plaintiffs in the consolidated federal court class action, In re MetLife Demutualization Litig. (E.D.N.Y., filed April 18, 2000), sought rescission and compensatory damages against Metropolitan Life Insurance Company and MetLife, Inc. Plaintiffs asserted violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 ("Exchange Act") in connection with the Plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts and contained certain material misstatements. The court certified a litigation class of present and former policyholders. On February 12, 2010 and March 3, 2010, the courts in these cases issued orders approving the settlement of this litigation. On March 2, 2010, the federal court issued a final judgment that is stayed pending the state court's entry of a final judgment.

  OTHER LITIGATION

     The American Dental Association, et al. v. MetLife Inc., et al. (S.D. Fla., filed May 19, 2003). The American Dental Association and three individual providers had sued MetLife, Inc., Metropolitan Life Insurance Company and other non-affiliated insurance companies in a putative class action lawsuit. The plaintiffs purported to represent a nationwide class of in-network providers who alleged that their claims were being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleged federal racketeering and various state law theories of liability. All of plaintiffs' claims except for breach of contract claims were dismissed with prejudice on March 2, 2009. By order dated March 20, 2009, the district court declined to retain jurisdiction over the remaining breach of contract claims and dismissed the lawsuit. On April 17, 2009, plaintiffs filed a notice of appeal from this order.

     In Re Ins. Brokerage Antitrust Litig. (D. N.J., filed February 24,
2005). In this multi-district class action proceeding, plaintiffs' complaint alleged that MetLife, Inc., Metropolitan Life Insurance Company, several non-affiliated insurance companies and several insurance brokers violated the Racketeer Influenced and Corrupt Organizations Act ("RICO"), the Employee Retirement Income Security Act of 1974 ("ERISA"), and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. In August and September 2007 and January 2008, the court issued orders granting defendants' motions to dismiss with prejudice the federal antitrust, the RICO, and the ERISA claims. In February 2008, the court dismissed the remaining state law claims on jurisdictional grounds. Plaintiffs' appeal from the orders dismissing their RICO and federal antitrust claims is pending with the U.S. Court of Appeals

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


for the Third Circuit. A putative class action alleging that MetLife, Inc. and other non-affiliated defendants violated state laws was transferred to the District of New Jersey but was not consolidated with other related actions. Plaintiffs' motion to remand this action to state court in Florida is pending.

     Metropolitan Life Ins. Co. v. Park Avenue Securities, et. al. (FINRA Arbitration, filed May 2006). Metropolitan Life Insurance Company commenced an action against Park Avenue Securities LLC., a registered investment adviser and broker-dealer that is an indirect wholly-owned subsidiary of The Guardian Life Insurance Company of America, alleging misappropriation of confidential and proprietary information and use of prohibited methods to solicit Metropolitan Life Insurance Company's customers and recruit Metropolitan Life Insurance Company's financial services representatives. On February 12, 2009, a FINRA arbitration panel awarded Metropolitan Life Insurance Company $21 million in damages, including punitive damages and attorneys' fees. In March 2009, Park Avenue Securities filed a motion to vacate the decision. In September 2009, the parties reached a settlement of this action together with related and similar matters brought by Metropolitan Life Insurance Company against Park Avenue Securities and The Guardian Life Insurance Company of America.

     Thomas, et al. v. Metropolitan Life Ins. Co., et al. (W.D. Okla., filed January 31, 2007). A putative class action complaint was filed against Metropolitan Life Insurance Company and MetLife Securities, Inc. Plaintiffs asserted legal theories of violations of the federal securities laws and violations of state laws with respect to the sale of certain proprietary products by the Company's agency distribution group. Plaintiffs sought rescission, compensatory damages, interest, punitive damages and attorneys' fees and expenses. In August 2009, the court granted defendants' motion for summary judgment. On September 29, 2009, plaintiffs filed a notice of appeal from the court's order dismissing the lawsuit.

     Sales Practices Claims. Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. At December 31, 2009, there were approximately 130 sales practices litigation matters pending against the Company. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  SUMMARY

     Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted previously in connection with specific matters. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $40    $37
  Premium tax offsets currently available for paid assessments.....     8      5
                                                                      ---    ---
                                                                      $48    $42
                                                                      ===    ===
Other Liabilities:
  Insolvency assessments...........................................   $60    $57
                                                                      ===    ===



     Net assessments levied against the Company were insignificant for the year ended December 31, 2009. At December 31, 2008 and 2007, net assessments levied against the Company were $2 million and less than $1 million, respectively.

COMMITMENTS

  LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, information technology and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                                                    GROSS
                                                         RENTAL      SUBLEASE      RENTAL
                                                         INCOME       INCOME      PAYMENTS
                                                         ------   -------------   --------
                                                                  (IN MILLIONS)
2010...................................................   $370         $ 13         $202
2011...................................................   $313          $14         $180
2012...................................................   $250          $14         $154
2013...................................................   $217          $13         $140
2014...................................................   $186          $ 9         $ 99
Thereafter.............................................   $567          $42         $977


     During 2008, MetLife, Inc. moved certain of its operations in New York from Long Island City to New York City. As a result of this movement of operations and current market conditions, which precluded the immediate and complete sublet of all unused space in both Long Island City and New York City, the Company incurred a lease impairment charge of $38 million which is included within other expenses in Corporate & Other. The impairment charge was determined based upon the present value of the gross rental payments less sublease income discounted

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

at a risk-adjusted rate over the remaining lease terms which range from 15-20 years. The Company has made assumptions with respect to the timing and amount of future sublease income in the determination of this impairment charge. During 2009, pending sublease deals were impacted by the further decline of market conditions, which resulted in an additional lease impairment charge of $52 million. See Note 16 for discussion of $28 million of such charges related to restructuring. Additional impairment charges could be incurred should market conditions deteriorate further or last for a period significantly longer than anticipated.

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $2.6 billion and $2.9 billion at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $1.3 billion and $2.2 billion at December 31, 2009 and 2008, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES, BRIDGE LOANS AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $763 million and $611 million at December 31, 2009 and 2008, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.1 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2009, the Company reduced $1 million of previously recorded liabilities related to certain investment transactions. The Company's recorded liabilities were $3 million and $4 million at December 31, 2009 and 2008, respectively, for indemnities, guarantees and commitments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

14.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company sponsors and/or administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2009, the majority of active participants were accruing benefits under the cash balance formula; however, approximately 92% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. The Company's proportionate share of net pension expense related to its sponsored pension plans was $355 million and $49 million for the years ended December 31, 2009 and 2008, respectively.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. The Company's proportionate share of net other postretirement expense related to its sponsored other postretirement was $70 million and ($8) million for the years ended December 31, 2009 and 2008, respectively.

     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                            OTHER
                                                         PENSION        POSTRETIREMENT
                                                         BENEFITS          BENEFITS
                                                     ---------------   ---------------
                                                                DECEMBER 31,
                                                     ---------------------------------
                                                      2009     2008     2009     2008
                                                     ------   ------   ------   ------
                                                               (IN MILLIONS)
Change in benefit obligation:
  Benefit obligation at beginning of year..........  $5,993   $5,668   $1,616   $1,581
  Service cost.....................................     147      159       22       20
  Interest cost....................................     374      375      123      101
  Plan participants' contributions.................      --       --       30       31
  Net actuarial losses.............................     393      139      350       19
  Settlements and curtailments.....................      12       --       --       --
  Change in benefits...............................      (7)       1     (167)      --
  Net transfer in (out) of controlled group........    (251)      --       --       --
  Prescription drug subsidy........................      --       --       12       10
  Benefits paid....................................    (374)    (349)    (157)    (146)
                                                     ------   ------   ------   ------
  Benefit obligation at end of year................   6,287    5,993    1,829    1,616
                                                     ------   ------   ------   ------
Change in plan assets:
  Fair value of plan assets at beginning of year...   5,516    6,467    1,010    1,181
  Actual return on plan assets.....................     486     (943)     135     (149)
  Plan participants' contributions.................      --       --        2       --
  Employer contribution............................      57      341        4        1
  Net transfer in (out) of controlled group........    (266)      --       --       --
  Benefits paid....................................    (374)    (349)     (33)     (23)
                                                     ------   ------   ------   ------
  Fair value of plan assets at end of year.........   5,419    5,516    1,118    1,010
                                                     ------   ------   ------   ------
  Funded status at end of year.....................  $ (868)  $ (477)  $ (711)  $ (606)
                                                     ======   ======   ======   ======
Amounts recognized in the consolidated balance
  sheets consist of:
  Other assets.....................................  $   --   $  208   $   --   $   --
  Other liabilities................................    (868)    (685)    (711)    (606)
                                                     ------   ------   ------   ------
  Net amount recognized............................  $ (868)  $ (477)  $ (711)  $ (606)
                                                     ======   ======   ======   ======
Accumulated other comprehensive (income) loss:
  Net actuarial losses.............................  $2,226   $2,196   $  388   $  146
  Prior service cost (credit)......................      22       44     (289)    (157)
                                                     ------   ------   ------   ------
                                                      2,248    2,240       99      (11)
  Deferred income tax and noncontrolling interests,
     net of income tax.............................    (786)    (796)     (34)       4
                                                     ------   ------   ------   ------
                                                     $1,462   $1,444   $   65   $   (7)
                                                     ======   ======   ======   ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                            NON-QUALIFIED
                                           QUALIFIED PLAN        PLAN            TOTAL
                                          ---------------   -------------   ---------------
                                                             DECEMBER 31,
                                          -------------------------------------------------
                                           2009     2008     2009    2008    2009     2008
                                          ------   ------   -----   -----   ------   ------
                                                            (IN MILLIONS)
Aggregate fair value of plan assets.....  $5,419   $5,516   $  --   $  --   $5,419   $5,516
Aggregate projected benefit obligation..   5,500    5,308     787     685    6,287    5,993
                                          ------   ------   -----   -----   ------   ------
Over (under) funded.....................  $  (81)  $  208   $(787)  $(685)  $ (868)  $ (477)
                                          ======   ======   =====   =====   ======   ======



     The accumulated benefit obligation for all defined benefit pension plans was $5,941 million and $5,583 million at December 31, 2009 and 2008, respectively.

     The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets is as follows:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009     2008
                                                                   ----     ----
                                                                   (IN MILLIONS)
Projected benefit obligation.....................................  $787     $685
Accumulated benefit obligation...................................  $703     $577
Fair value of plan assets........................................  $ --     $ --


     Information for pension and other postretirement benefit plans with a projected benefit obligation in excess of plan assets is as follows:

                                                                           OTHER
                                                         PENSION       POSTRETIREMENT
                                                         BENEFITS         BENEFITS
                                                      -------------   ---------------
                                                                DECEMBER 31,
                                                      -------------------------------
                                                       2009    2008    2009     2008
                                                      ------   ----   ------   ------
                                                               (IN MILLIONS)
Projected benefit obligation........................  $6,254   $685   $1,829   $1,616
Fair value of plan assets...........................  $5,400   $ --   $1,118   $1,010


     Net periodic pension cost and net periodic other postretirement benefit plan cost are comprised of the following:

     i) Service Cost -- Service cost is the increase in the projected (expected) pension benefit obligation resulting from benefits payable to employees of the Company on service rendered during the current year.

     ii) Interest Cost on the Liability -- Interest cost is the time value adjustment on the projected (expected) pension benefit obligation at the end of each year.

     iii) Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated (other) pension fund assets in a particular year.

     iv) Amortization of Prior Service Cost -- This cost relates to the recognition of increases or decreases in pension (other postretirement) benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in accumulated other comprehensive income at the time of the amendment. These costs are then amortized to pension (other postretirement benefit) expense over the expected service years of the employees affected by the change.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          v) Amortization of Net Actuarial Gains or Losses -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension (other postretirement) plan assets or projected (expected) pension benefit obligation during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension (other postretirement benefit)expense over the expected service years of the employees.

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                                             OTHER
                                                                        POSTRETIREMENT
                                               PENSION BENEFITS            BENEFITS
                                            ----------------------   --------------------
                                                       YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------
                                             2009    2008     2007    2009   2008    2007
                                            -----   ------   -----   -----   ----   -----
                                                             (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost............................  $ 147   $  159   $ 158   $  22   $ 20   $  26
  Interest cost...........................    374      375     348     123    101     102
  Settlement and curtailment cost.........     18       --      --      --     --      --
  Expected return on plan assets..........   (414)    (517)   (501)    (74)   (88)    (87)
  Amortization of net actuarial (gains)
     losses...............................    223       24      68      43     --      --
  Amortization of prior service cost
     (credit).............................      8       15      17     (36)   (36)    (36)
                                            -----   ------   -----   -----   ----   -----
     Net periodic benefit cost............    356       56      90      78     (3)      5
     Net periodic benefit cost of
       subsidiary held-for-sale...........     --       --       4      --     --       1
                                            -----   ------   -----   -----   ----   -----
                                              356       56      94      78     (3)      6
                                            -----   ------   -----   -----   ----   -----
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS RECOGNIZED IN OTHER
  COMPREHENSIVE INCOME (LOSS)
  Net actuarial (gains) losses............    251    1,563    (424)    284    258    (440)
  Prior service cost (credit).............    (12)     (19)     40    (167)    37      --
  Amortization of net actuarial (gains)
     losses...............................   (223)     (24)    (68)    (43)    --      --
  Amortization of prior service cost
     (credit).............................     (8)     (15)    (17)     36     36      36
                                            -----   ------   -----   -----   ----   -----
     Total recognized in other
       comprehensive income (loss)........      8    1,505    (469)    110    331    (404)
                                            -----   ------   -----   -----   ----   -----
     Total recognized in net periodic
       benefit cost and other
       comprehensive income (loss)........  $ 364   $1,561   $(375)  $ 188   $328   $(398)
                                            =====   ======   =====   =====   ====   =====



     Included within other comprehensive income (loss) are other changes in plan assets and benefit obligations associated with pension benefits of $8 million and other postretirement benefits of $110 million for an aggregate reduction in other comprehensive income (loss) of $118 million before income tax and $90 million, net of income tax and noncontrolling interests.

     The estimated net actuarial losses and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are $198 million and $6 million, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The estimated net actuarial losses and prior service credit for the defined benefit other postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are $38 million and ($83) million, respectively.

     The Company receives subsidies under the Prescription Drug Act. A summary of the reduction to the APBO and related reduction to the components of net periodic other postretirement benefit plan cost is as follows:

                                                                DECEMBER 31,
                                                           ---------------------
                                                            2009    2008    2007
                                                           -----   -----   -----
                                                               (IN MILLIONS)
Cumulative reduction in benefit obligation:
  Balance at January 1,..................................   $317    $299    $328
  Service cost...........................................      2       5       7
  Interest cost..........................................     16      20      19
  Net actuarial gains (losses)...........................    (76)      3     (42)
  Prescription drug subsidy..............................    (12)    (10)    (13)
                                                            ----    ----    ----
  Balance at December 31,................................   $247    $317    $299
                                                            ====    ====    ====




                                                                 YEARS ENDED DECEMBER 31,
                                                           -----------------------------------
                                                            2009           2008           2007
                                                           -----          -----          -----
                                                                      (IN MILLIONS)
Reduction in net periodic benefit cost:
  Service cost...........................................   $ 3            $ 5            $ 7
  Interest cost..........................................    16             20             19
  Amortization of net actuarial gains (losses)...........    10             --              5
                                                            ---            ---            ---
     Total reduction in net periodic benefit cost........   $29            $25            $31
                                                            ===            ===            ===



     The Company received subsidies of $12 million, $12 million and $10 million for the years ended December 31, 2009, 2008 and 2007, respectively.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                                            OTHER
                                                                         POSTRETIRE-
                                                                             MENT
                                                   PENSION BENEFITS        BENEFITS
                                                ---------------------   -------------
                                                             DECEMBER 31,
                                                -------------------------------------
                                                   2009        2008      2009    2008
                                                ---------   ---------   -----   -----
Weighted average discount rate................      6.25%       6.60%   6.25%   6.62%
Rate of compensation increase.................  2.0%-7.5%   3.5%-7.5%     N/A     N/A

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Assumptions used in determining net periodic benefit cost were as follows:

                                                                            OTHER
                                                                        POSTRETIREMENT
                                           PENSION BENEFITS                BENEFITS
                                    -----------------------------   ---------------------
                                                         DECEMBER 31,
                                    -----------------------------------------------------
                                       2009       2008      2007     2009    2008    2007
                                    ---------   -------   -------   -----   -----   -----
Weighted average discount rate....      6.60%     6.65%     6.00%   6.60%   6.65%   6.00%
Weighted average expected rate of
  return on plan assets...........      8.25%     8.25%     8.25%   7.36%   7.33%   7.48%
Rate of compensation increase.....  3.5%-7.5%   3.5%-8%   4.0%-8%     N/A     N/A     N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected return on plan assets for use in that plan's valuation in 2010 is currently anticipated to be 8.00% for pension benefits and postretirement medical benefits and 7.20% for postretirement life benefits.

     The assumed healthcare cost trend rates used in measuring the APBO and net periodic benefit cost were as follows:

                                                          DECEMBER 31,
                                ---------------------------------------------------------------
                                             2009                             2008
                                ------------------------------   ------------------------------
Pre-and Post-Medicare eligible  8.2% down to 5.8% in 2018 and    8.8% down to 5.8% in 2018 and
  claims......................  gradually decreasing until       gradually decreasing until
                                2079 reaching the ultimate       2079 reaching the ultimate
                                rate of 4.1%                     rate of 4.1%


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                             ONE PERCENT   ONE PERCENT
                                                               INCREASE      DECREASE
                                                             -----------   -----------
                                                                   (IN MILLIONS)
Effect on total of service and interest cost components....      $ 9          $ (10)
Effect of accumulated postretirement benefit obligation....      $94          $(103)


  PLAN ASSETS

     The Company has issued group annuity and life insurance contracts supporting the pension and other postretirement benefit plan assets, which are invested primarily in separate accounts.

     The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short term investments, fixed maturity and equity securities, mutual funds, real estate, private equity investments and hedge funds investments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair values of the Company's pension plan assets at December 31, 2009 by asset class were as follows:

                                                                     DECEMBER 31, 2009
                              -----------------------------------------------------------------------------------------------
                                                 PENSION ASSETS                             OTHER POSTRETIREMENT ASSETS
                              ----------------------------------------------------   ----------------------------------------
                                     FAIR VALUE MEASUREMENTS AT                             FAIR VALUE MEASUREMENTS AT
                                        REPORTING DATE USING                                   REPORTING DATE USING
                              ----------------------------------------               ----------------------------------------
                                 QUOTED                                                 QUOTED
                                 PRICES                                                 PRICES
                               IN ACTIVE                                              IN ACTIVE
                                MARKETS                                                MARKETS
                                  FOR       SIGNIFICANT                                  FOR       SIGNIFICANT
                               IDENTICAL       OTHER       SIGNIFICANT     TOTAL      IDENTICAL       OTHER       SIGNIFICANT
                               ASSETS AND    OBSERVABLE   UNOBSERVABLE   ESTIMATED    ASSETS AND    OBSERVABLE   UNOBSERVABLE
                              LIABILITIES      INPUTS        INPUTS         FAIR     LIABILITIES      INPUTS        INPUTS
                               (LEVEL 1)     (LEVEL 2)      (LEVEL 3)      VALUE      (LEVEL 1)     (LEVEL 2)      (LEVEL 3)
                              -----------   -----------   ------------   ---------   -----------   -----------   ------------
                                                                       (IN MILLIONS)
ASSET CLASS
Short-term investments.....       $ 9          $   --         $ --         $    9        $11          $   --          $--
Fixed maturities and equity
  securities...............        --              10           --             10         --              54           --
Insurance general account..        --              86           --             86         --             440           --
Investments in separate
  accounts -- equity
  securities:
  Large cap growth (1).....        --             109           --            109         --              68           --
  Large cap value (2)......        --              --           --             --         --             176           --
  Large cap core (3).......        --           1,271           --          1,271         --              24           --
  Small cap growth (4).....        --             142           --            142         --              --           --
  Small cap core (5).......        --             106           --            106         --              72           --
  Developed international
     (6)...................        --             401           --            401         --              75           --
                                  ---          ------         ----         ------        ---          ------          ---
  Total separate
     accounts -- equity
     securities............        --           2,029           --          2,029         --             415           --
                                  ---          ------         ----         ------        ---          ------          ---
Investments in separate
  accounts -- fixed income
  securities:
  Long duration (government
     & credit) (7).........        --           2,042           --          2,042         --              --           --
  Core (8).................        --             310           --            310         --             128           --
  U.S. government and
     agencies..............        --              --           --             --         --              17           --
  Mortgage-backed
     securities............        --              --           --             --         --              28           --
  Short-term and cash......        --              76           --             76         --              19           --
                                  ---          ------         ----         ------        ---          ------          ---
  Total separate
     accounts -- fixed
     income securities.....        --           2,428           --          2,428         --             192           --
                                  ---          ------         ----         ------        ---          ------          ---
Investments in separate
  accounts -- alternatives:
  Multi-strategy hedge
     funds (9).............        --             226           --            226         --               6           --
  Real estate (10).........        --              47          229            276         --              --           --
  Private equity (11)......        --              --          355            355         --              --           --
                                  ---          ------         ----         ------        ---          ------          ---
  Total separate
     accounts -- alterna-
     tives.................        --             273          584            857         --               6           --
                                  ---          ------         ----         ------        ---          ------          ---
  Total....................       $ 9          $4,826         $584         $5,419        $11          $1,107          $--
                                  ===          ======         ====         ======        ===          ======          ===

                               DECEMBER
                               31, 2009
                              ---------
                                OTHER
                               POSTRE-
                               TIREMENT
                                ASSETS
                              ---------
                                TOTAL
                              ESTIMATED
                                 FAIR
                                VALUE
                              ---------
                                 (IN
                              MILLIONS)
ASSET CLASS
Short-term investments.....     $   11
Fixed maturities and equity
  securities...............         54
Insurance general account..        440
Investments in separate
  accounts -- equity
  securities:
  Large cap growth (1).....         68
  Large cap value (2)......        176
  Large cap core (3).......         24
  Small cap growth (4).....         --
  Small cap core (5).......         72
  Developed international
     (6)...................         75
                                ------
  Total separate
     accounts -- equity
     securities............        415
                                ------
Investments in separate
  accounts -- fixed income
  securities:
  Long duration (government
     & credit) (7).........         --
  Core (8).................        128
  U.S. government and
     agencies..............         17
  Mortgage-backed
     securities............         28
  Short-term and cash......         19
                                ------
  Total separate
     accounts -- fixed
     income securities.....        192
                                ------
Investments in separate
  accounts -- alternatives:
  Multi-strategy hedge
     funds (9).............          6
  Real estate (10).........         --
  Private equity (11)......         --
                                ------
  Total separate
     accounts -- alterna-
     tives.................          6
                                ------
  Total....................     $1,118
                                ======



--------

   (1) Investment portfolio includes U.S. equity securities with relatively large market capitalization that exhibit signs of above average sales and earnings growth.

   (2) Investment portfolio includes U.S. equity securities with relatively large market capitalization and low price to book and price to earnings ratios.

   (3) Investment portfolio includes U.S. equity securities with relatively large market capitalization and no particular bias toward value or growth.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (4) Investment portfolio includes U.S. equity securities with relatively small market capitalization that exhibit signs of above average sales and earnings growth.

   (5) Investment portfolio includes U.S. equity securities with relatively small market capitalization and no particular bias toward value or growth.

   (6) Investment portfolio includes International equity securities with relatively large market capitalization and no particular bias toward value or growth.

   (7) Investment portfolio includes longer-maturity investment-grade fixed income securities invested across diverse asset sectors such as government, corporate and structured finance.

   (8) Investment portfolio includes investment-grade fixed income securities with varying maturities invested across diverse asset sectors such as government, corporate and structured finance.

   (9) Investment portfolio includes multiple hedge funds with strategies such as fixed income arbitrage, long-short equity, tactical trading and global macro.

   (10) Investment portfolio includes domestic real estate equity investments in both privately held commercial real estate and publicly listed real estate investment trust securities.

   (11) Investment portfolio includes domestic and foreign private investments in companies not publicly traded on a stock exchange.

     The fair value of the Company's pension plan assets at December 31, 2008 was $6,526 million.

     The pension plan assets are categorized into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets included within the three-level fair value hierarchy presented in the table above.

     Level 1 This category includes investments in liquid securities, such as cash, short-term money market and bank time deposits, expected to mature within a year.

     Level 2 This category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate account is based upon reported NAV provided by fund managers and this value represents the amount at which transfers in and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data.

              Certain separate accounts are invested in investment partnerships designated as hedge funds. The values for these separate accounts is determined monthly based on the NAV of the underlying hedge fund investment. Additionally, such hedge funds generally contain lock out or other waiting period provisions for redemption requests to be filled. While the reporting and redemption restrictions may limit the frequency of trading activity in separate accounts invested in hedge funds, the reported NAV, and thus the referenced value of the separate account, provides a reasonable level of price transparency that can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities.

     Level 3 This category includes separate accounts that are invested in real estate and private equity investments provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A rollforward of all assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the year ended December 31, 2009 is as follows:

                                                  FAIR VALUE MEASUREMENT USING
                                                    SIGNIFICANT UNOBSERVABLE
                                                       OUTPUTS (LEVEL 3)
                                                 -----------------------------
                                                    PRIVATE
                                                  EQUITY FUNDS    REAL ESTATE
                                                  ------------    -----------
                                                         (IN MILLIONS)
Balance January 1,.............................       $430           $ 379
Actual return on plan assets:
Assets held at reporting date..................        (52)           (130)
Assets sold during the period..................        (31)             --
Purchases, sales and settlements...............         29              --
Net transfers in (out) of controlled group.....        (21)            (20)
Transfers in and out of Level 3................         --              --
                                                      ----           -----
Balance at December 31,........................       $355           $ 229
                                                      ====           =====



     The Company provides employees with benefits under various ERISA benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in insurance group annuity contracts, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in insurance contracts. All of these contracts are issued by the Company and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
(i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

     An international subsidiary sponsors a defined benefit plan that covers employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula, similar to the U.S. plans discussed above. The investment objectives are also similar, subject to local regulations. Generally, the international pension plan invests directly in high quality equity and fixed maturity securities.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that are otherwise restricted.

     The following tables summarize the actual weighted average asset allocation by major asset class for the Invested Plans.

                                                              ACTUAL ASSET ALLOCATION
                                        -------------------------------------------------------------------
                                                                 DECEMBER 31, 2009
                                        -------------------------------------------------------------------
                                        DEFINED BENEFIT PLAN   POSTRETIREMENT MEDICAL   POSTRETIREMENT LIFE
                                        --------------------   ----------------------   -------------------
ASSET CLASS
Equity (target range):                        25% to 45%              50% to 80%                     --
  Large cap growth....................                2%                     10%                     --
  Large cap value.....................               --                      26                      --
  Large cap core......................               23                       4                      --
  Small cap growth....................                3                      --                      --
  Small cap core......................                2                      11                      --
  Developed international.............                7                      11                      --
                                              ---------               ---------                     ---
     Total equity.....................               37%                     62%                     --
Fixed income (target range):                  35% to 55%              10% to 40%                     --
  Long duration (government and
     credit)..........................               38%                     --%                     --
  Core................................                6                      19                      --
  U.S. government and agencies........               --                       3                      --
  Mortgage-backed securities..........               --                       4                      --
  Directly held bonds.................               --                       8                      --
  Insurance general account...........                2                      --                     100%
  Short-term and cash.................                1                       3                      --
                                              ---------               ---------                     ---
     Total fixed income...............               47%                     37%                    100%
Alternatives (target range):                  10% to 25%               0% to 15%                     --
  Multi-strategy hedge funds..........                4%                      1%                     --
  Real estate.........................                5                      --                      --
  Private equity......................                7                      --                      --
                                              ---------               ---------                     ---
     Total alternatives...............               16%                      1%                     --
  Total investments...................              100%                    100%                    100%


  EXPECTED FUTURE CONTRIBUTIONS AND BENEFIT PAYMENTS

     It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions were required for the years ended December 31, 2009 or 2008. No contributions will be required for 2010. The Company made no discretionary contributions to the qualified pension plan during the year ended December 31, 2009. The Company made discretionary contributions of $286 million to the qualified pension plan during the year ended December 31, 2008. The Company expects to make additional discretionary contributions of $150 million in 2010.

     Benefit payments due under the non-qualified pension plans are funded from the Company's general assets as they become due under the provision of the plans. These payments totaled $57 million and $41 million for the years ended December 31, 2009 and 2008, respectively. These payments are expected to be at approximately the same level in 2010.

     Postretirement benefits, other than those provided under qualified pension plans, are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing any plan assets. Total payments equaled $157 million and $146 million for the years ended December 31, 2009 and 2008, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company expects to make contributions of $117 million, net of participant's contributions, towards benefit obligations (other than those under qualified pension plans) in 2010. As noted previously, the Company expects to receive subsidies under the Prescription Drug Act to partially offset payment of such benefits.

     Gross benefit payments for the next ten years, which reflect expected future service where appropriate, and gross subsidies to be received under the Prescription Drug Act are expected to be as follows:

                                                                    OTHER POSTRETIREMENT
                                                                          BENEFITS
                                                                ---------------------------
                                                                        PRESCRIPTION
                                                      PENSION               DRUG
                                                     BENEFITS   GROSS     SUBSIDIES     NET
                                                     --------   -----   ------------   ----
                                                                    (IN MILLIONS)
2010...............................................   $  421     $129       $(12)      $117
2011...............................................   $  397     $133       $(12)      $121
2012...............................................   $  412     $135       $(13)      $122
2013...............................................   $  420     $137       $(13)      $124
2014...............................................   $  437     $139       $(14)      $125
2015-2019..........................................   $2,385     $726       $(77)      $649


  ADDITIONAL INFORMATION

     As previously discussed, the assets of the pension and other postretirement benefit plans are held in group annuity and life insurance contracts issued by the Company. Total revenue from these contracts recognized in the consolidated statements of operations was $42 million, $42 million and $47 million for the years ended December 31, 2009, 2008 and 2007, respectively, and includes policy charges, net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains and losses, credited to the account balances were $689 million, ($1,090) million and $603 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $79 million, $63 million and $66 million for the years ended December 31, 2009, 2008 and 2007, respectively.

15.  EQUITY

  CAPITAL CONTRIBUTIONS

     During the years ended December 31, 2009 and 2008, MetLife, Inc. contributed and paid $3 million and $4 million, respectively, in the form of line of credit fees on the Company's behalf.

     During the year ended December 31, 2008, in connection with an acquisition by MetLife, Inc., MetLife, Inc. contributed $9 million to the Company in the form of intangible assets and the associated deferred income tax liability, for which the Company receives the benefit. See Note 8.

     In December 2007, MetLife, Inc. contributed $7 million to the Company in connection with the Company's issuance of a surplus note to MetLife Capital Trust IV, an affiliate. See Note 11.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EXCESS PROCEEDS RECEIVED ON SALE OF INTERESTS IN AFFILIATES

     On November 1, 2007, the Company sold its interests in MetLife Mexico, S.A. and MetLife Pensiones, S.A., both affiliates, to MetLife International Holdings, Inc. ("MIHI"), also an affiliate, at their approximate aggregate fair value of $34 million. The Company's carrying value of the interests at the time of sale was $4 million. The excess cash consideration received from MIHI over the Company's carrying value resulted in an increase of $30 million in additional paid-in capital.

  STOCK-BASED COMPENSATION PLANS

  Overview

     The stock-based compensation expense recognized by the Company is related to awards under incentive plans of MetLife, Inc., as described herein. Stock Option exercises and other stock-based awards to employees settled in shares are satisfied through the issuance of shares of MetLife, Inc. common stock held in treasury by MetLife, Inc. or through the issuance of newly-issued shares of such stock. The Company does not issue any of its own shares in satisfaction of stock-based compensation awards to employees.

  Description of Plans

     The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "Stock Incentive Plan"), authorized the granting of awards to employees and agents in the form of options to buy shares of MetLife, Inc.'s common stock ("Stock Options") that either qualify as incentive Stock Options under Section 422A of the Code or are non-qualified. Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan, as amended (the "2005 Stock Plan"), awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the 2005 Stock Plan). The Stock Incentive Plan and the 2005 Stock Plan are hereinafter collectively referred to as the "Incentive Plans."

     The aggregate number of shares of MetLife, Inc. common stock reserved for issuance under the 2005 Stock Plan is 68,000,000, plus those shares available but not utilized under the Stock Incentive Plan and those shares utilized under the Stock Incentive Plan that are recovered due to forfeiture of Stock Options. Additional shares of MetLife, Inc. common stock carried forward from the Stock Incentive Plan and available for issuance under the 2005 Stock Plan were 13,018,939 at December 31, 2009. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than Stock Options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by 1.179 shares. At December 31, 2009, the aggregate number of shares of MetLife, Inc. common stock remaining available for issuance pursuant to the 2005 Stock Plan was 47,903,044.

     Of stock-based compensation, for the years ended December 31, 2009, 2008 and 2007, 88%, 89% and 88%, respectively, was allocated to the Company. No expense amounts related to awards under plans for MetLife, Inc. non-management directors were allocated to the Company. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, the discussion herein addresses MetLife, Inc.'s practices for recognizing expense for awards under the Incentive Plans. References to compensation expense in this note refer to the Company's allocated portion thereof. All other references relevant to awards under the Incentive Plans pertain to all awards under those plans.

     Compensation expense related to awards under the Incentive Plans is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the period the award becomes payable or exercisable. Compensation expense of $61 million, $110 million and $129 million, and income tax benefits of $21 million, $38 million and $45 million, related to the Incentive Plans was allocated to the Company for the years ended December 31, 2009, 2008 and 2007, respectively. Compensation expense is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. are made in the first quarter of each year.

  Stock Options

     All Stock Options granted had an exercise price equal to the closing price of MetLife, Inc.'s common stock as reported on the New York Stock Exchange on the date of grant, and have a maximum term of ten years. Certain Stock Options granted under the Stock Incentive Plan and the 2005 Stock Plan have or will become exercisable over a three year period commencing with the date of grant, while other Stock Options have or will become exercisable three years after the date of grant.

     A summary of the activity related to Stock Options for the year ended December 31, 2009 is presented below. The aggregate intrinsic value was computed using the closing share price on December 31, 2009 of $35.35 and December 31, 2008 of $34.86, as applicable.

                                                                             WEIGHTED
                                                                             AVERAGE
                                                                            REMAINING      AGGREGATE
                                         SHARES UNDER   WEIGHTED AVERAGE   CONTRACTUAL     INTRINSIC
                                            OPTION       EXERCISE PRICE        TERM          VALUE
                                         ------------   ----------------   -----------   -------------
                                                                             (YEARS)     (IN MILLIONS)
Outstanding at January 1, 2009.........   26,093,092         $41.75            5.73           $--
                                          ==========         ======            ====           ===
Granted................................    5,450,662         $23.61
Exercised..............................     (254,576)        $30.23
Cancelled/Expired......................     (795,255)        $39.79
Forfeited..............................     (407,301)        $48.72
                                          ----------         ------
Outstanding at December 31, 2009.......   30,086,622         $38.52            5.51           $--
                                          ==========         ======            ====           ===
Aggregate number of stock options
  expected to vest at December 31,
  2009.................................   29,486,853         $38.60            5.44           $--
                                          ==========         ======            ====           ===
Exercisable at December 31, 2009.......   21,586,093         $38.96            4.29           $--
                                          ==========         ======            ====           ===



     The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in MetLife, Inc.'s binomial lattice model, which are further described below, include: expected volatility of the price of MetLife, Inc.'s common stock; risk-free rate of return; expected dividend yield on MetLife, Inc.'s common stock; exercise multiple; and the post-vesting termination rate.

     Expected volatility is based upon an analysis of historical prices of MetLife, Inc.'s common stock and call options on that common stock traded on the open market. MetLife, Inc. uses a weighted-average of the implied volatility for publicly traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of its common stock. MetLife, Inc. chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the underlying shares rather than on daily price movements.

     The binomial lattice model used by MetLife, Inc. incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Dividend yield is determined based on historical dividend distributions compared to the price of the underlying common stock as of the valuation date and held constant over the life of the Stock Option.

     The binomial lattice model used by MetLife, Inc. incorporates the contractual term of the Stock Options and then factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. Exercise behavior in the binomial lattice model used by MetLife, Inc. is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of Stock Options granted at which holders of the Stock Options are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.

     The following weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, were used to determine the fair value of Stock Options issued during the:

                                                      YEARS ENDED DECEMBER 31,
                                             ------------------------------------------
                                                 2009           2008           2007
                                             ------------   ------------   ------------
Dividend yield.............................         3.15%          1.21%          0.94%
Risk-free rate of return...................   0.73%-6.67%    1.91%-7.21%    4.30%-5.32%
Expected volatility........................        44.39%         24.85%         19.54%
Exercise multiple..........................          1.76           1.73           1.66
Post-vesting termination rate..............         3.70%          3.05%          3.66%
Contractual term (years)...................            10             10             10
Expected life (years)......................             6              6              6
Weighted average exercise price of stock
  options granted..........................  $      23.61   $      59.48   $      62.86
Weighted average fair value of stock
  options granted..........................  $       8.37   $      17.51   $      17.76


     Compensation expense related to Stock Option awards expected to vest and granted prior to January 1, 2006 is recognized ratably over the requisite service period, which equals the vesting term. Compensation expense related to Stock Option awards expected to vest and granted on or after January 1, 2006 is recognized ratably over the requisite service period or the period to retirement eligibility, if shorter. Compensation expense of $48 million, $44 million and $49 million related to Stock Options was allocated to the Company for the years ended December 31, 2009, 2008 and 2007, respectively.

     At December 31, 2009, MetLife, Inc. had $40 million of total unrecognized compensation costs related to Stock Options. It is expected that these costs will be recognized over a weighted average period of 1.67 years. The Company's allocated portion of Stock Option expense was 87%.

     Subsidiaries were allocated the tax benefit associated with the deduction allowed for Stock Option exercises. For the year ended December 31, 2009, there were no such tax benefit. The Company's consolidated results of operations include $12 million and $41 million of such tax benefits for the years ended December 31, 2008 and 2007, respectively.

  Performance Shares

     Beginning in 2005, MetLife, Inc. awarded certain members of management Performance Shares under (and as defined in) the 2005 Stock Plan. Participants are awarded an initial target number of Performance Shares with the final number of Performance Shares payable being determined by the product of the initial target multiplied by a performance factor of 0.0 to 2.0. The performance factor applied is based on measurements of MetLife, Inc.'s performance, including with respect to: (i) the change in annual net operating earnings per share, as defined; and (ii) the proportionate total shareholder return, as defined, each with reference to the applicable three-year

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


performance period relative to other companies in the S&P Insurance Index with reference to the same three-year period. Beginning with awards made in 2009, in order for Performance Shares to be payable, MetLife, Inc. must generate positive net income for either the third year of the performance period or for the performance period as a whole. Also beginning with awards made in 2009, if MetLife, Inc.'s Total Shareholder Return with reference to the applicable three-year performance period is zero percent or less, the performance factor will be multiplied by 75%. Performance Share awards will normally vest in their entirety at the end of the three-year performance period (subject to certain contingencies) and will primarily be payable in shares of MetLife, Inc.'s common stock.

     The following is a summary of Performance Share activity for the year ended December 31, 2009:

                                                                        WEIGHTED AVERAGE
                                                          PERFORMANCE      GRANT DATE
                                                             SHARES        FAIR VALUE
                                                          -----------   ----------------
Outstanding at January 1,...............................   2,586,650         $55.63
Granted.................................................   1,944,298         $20.72
Forfeited...............................................    (224,538)        $25.75
Paid....................................................    (812,975)        $48.43
                                                           ---------
Outstanding at December 31,.............................   3,493,435         $38.43
                                                           =========
Performance Shares expected to vest at December 31,
  2009..................................................   3,452,028         $44.55
                                                           =========



     Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the final performance factor to be determined at the end of the respective performance period. At December 31, 2009, the three year performance period for the 2007 Performance Share grants was completed. Included in the immediately preceding table are 801,750 outstanding Performance Shares to which the final performance factor will be applied. The calculation of the performance factor is expected to be finalized during the second quarter of 2010 after all data necessary to perform the calculation is publicly available.

     Performance Share awards are accounted for as equity awards but are not credited with dividend-equivalents for actual dividends paid on MetLife, Inc.'s common stock during the performance period. Accordingly, the estimated fair value of Performance Shares is based upon the closing price of MetLife, Inc.'s common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

     Compensation expense related to initial Performance Shares granted prior to January 1, 2006 and expected to vest is recognized ratably during the performance period. Compensation expense related to initial Performance Shares granted on or after January 1, 2006 and expected to vest is recognized ratably over the performance period or the period to retirement eligibility, if shorter. Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period. Compensation expense of $10 million, $64 million and $79 million, related to Performance Shares was allocated to the Company for the years ended December 31, 2009, 2008 and 2007, respectively.

     At December 31, 2009, MetLife, Inc. had $29 million of total unrecognized compensation costs related to Performance Share awards. It is expected that these costs will be recognized over a weighted average period of 1.52 years. The Company's allocated portion of Performance Share expense was 89%.

  Restricted Stock Units

     Beginning in 2005, MetLife, Inc. awarded certain members of management Restricted Stock Units under (and as defined in) the 2005 Stock Plan. Restricted Stock Unit awards will normally vest on the third or later anniversary

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of the date of the award (subject to certain contingencies) and each unit will be primarily payable entirely in shares of MetLife, Inc.'s common stock.

     During the year ended December 31, 2009, MetLife, Inc. granted 295,000 Restricted Stock Units for which the total fair value on the date of grant was $6 million. The number of Restricted Stock Units outstanding at December 31, 2009 was 393,362 with a weighted average fair value of $28.05 per unit.

     The following is a summary of Restricted Stock Unit activity for the year ended December 31, 2009:

                                                                           WEIGHTED AVERAGE
                                                        RESTRICTED STOCK      GRANT DATE
                                                              UNITS           FAIR VALUE
                                                        ----------------   ----------------
Outstanding at January 1,.............................       149,374            $51.46
Granted...............................................       295,000            $20.83
Forfeited.............................................       (31,850)           $57.57
Paid..................................................       (19,162)           $50.25
                                                             -------
Outstanding at December 31,...........................       393,362            $28.05
                                                             =======
Restricted Stock Units expected to vest at December
  31, 2009............................................       393,362            $28.05
                                                             =======



     Compensation expense related to Restricted Stock Units granted on or after January 1, 2006 and expected to vest is recognized ratably over a three year period or the period to retirement eligibility, if shorter. Compensation expense of $3 million, $2 million and $1 million related to Restricted Stock Units was allocated to the Company for the year ended December 31, 2009, 2008 and 2007 respectively.

     At December 31, 2009, MetLife, Inc. had $5 million of total unrecognized compensation costs related to Restricted Stock Units. It is expected that these costs will be recognized over a weighted average period of 1.83 years. The Company's allocated portion of Restricted Stock Units expense was 85%.

  Long-Term Performance Compensation Plan

     Prior to January 1, 2005, MetLife, Inc. granted stock-based compensation awards to certain members of management under the Long-Term Performance Compensation Plan ("LTPCP"). The final LTPCP performance period concluded during 2007. The awards for the final LTPCP performance period, in the amount of 618,375 shares of MetLife, Inc.'s common stock and $16 million in cash were paid during 2007. No significant compensation expense related to LTPCP was recognized during the year ended December 31, 2007.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Metropolitan Life Insurance Company and each of its U.S. insurance subsidiaries exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance (the "Department") has adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


domiciled in New York. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of Metropolitan Life Insurance Company, a New York domiciled insurer, was $1,221 million, ($338) million and $2,123 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Department, was $12.6 billion and $11.6 billion at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Department has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. During the year ended December 31, 2009, Metropolitan Life Insurance Company did not pay a dividend to MetLife, Inc. During the year ended December 31, 2008, Metropolitan Life Insurance Company distributed shares of RGA stock to MetLife, Inc. as an in-kind extraordinary dividend of $1,318 million. During the year ended December 31, 2007, Metropolitan Life Insurance Company paid to MetLife, Inc. $500 million in ordinary dividends. The maximum amount of dividends which Metropolitan Life Insurance Company may pay to MetLife, Inc. in 2010 without prior regulatory approval is $1,262 million.

     Under Massachusetts State Insurance Law, New England Life Insurance Company ("NELICO") is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to Metropolitan Life Insurance Company as long as such dividends, when aggregated with all other dividends in the preceding 12 months, do not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Commissioner") and the Commissioner does not disapprove the payment within 30 days of its filing. In addition, any dividend that exceeds statutory unassigned funds surplus as of the last filed annual statutory statement requires insurance regulatory approval. During the years ended December 31, 2009 and 2008, NELICO paid a dividend of $19 million and $94 million, respectively. During the year ended December 31, 2007, NELICO did not pay a dividend to Metropolitan Life Insurance Company. The maximum amount of

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


dividends which NELICO may pay to Metropolitan Life Insurance Company in 2010 without prior regulatory approval is $84 million.

     For the years ended December 31, 2009, 2008 and 2007, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $148 million, $48 million and $60 million, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                           YEARS ENDED DECEMBER 31,
                                                          --------------------------
                                                            2009      2008      2007
                                                          -------   --------   -----
                                                                 (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year..................................................  $12,267   $(18,334)  $(507)
Income tax effect of holding gains (losses).............   (4,233)     6,273     221
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income........................................    1,021      1,214    (173)
  Amortization of premiums and accretion of discounts
     associated with investments........................     (459)      (504)   (493)
Income tax effect.......................................     (194)      (245)    293
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts................   (1,948)     3,592     532
Income tax effect of allocation of holding (gains)
  losses to other policyholder amounts..................      672     (1,231)   (235)
Unrealized investment loss on dividend of interests in
  subsidiary............................................       --         88      --
Deferred income tax on unrealized investment loss on
  dividend of interests in subsidiary...................       --        (46)     --
                                                          -------   --------   -----
Net unrealized investment gains (losses), net of income
  tax...................................................    7,126     (9,193)   (362)
Foreign currency translation adjustment, net of income
  tax...................................................      (92)      (247)    195
Defined benefit plan adjustment, net of income tax......      (90)    (1,149)    525
                                                          -------   --------   -----
Other comprehensive income (loss).......................    6,944    (10,589)    358
Other comprehensive income (loss) attributable to
  noncontrolling interests..............................        5         --      --
Other comprehensive income (loss) attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary...................       --        150       8
Foreign currency translation adjustment attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary...................       --        107     (56)
Defined benefit plan adjustment attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary...................       --         (4)     (1)
                                                          -------   --------   -----
Other comprehensive income (loss) attributable to
  Metropolitan Life Insurance Company, excluding
  cumulative effect of change in accounting principle...    6,949    (10,336)    309
Cumulative effect of change in accounting principle, net
  of income tax of $19 million, effective April 1, 2009
  (See Note 1)..........................................      (36)        --      --
                                                          -------   --------   -----
Other comprehensive income (loss) attributable to
  Metropolitan Life Insurance Company...................  $ 6,913   $(10,336)  $ 309
                                                          =======   ========   =====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                           ------------------------
                                                            2009     2008     2007
                                                           ------   ------   ------
                                                                 (IN MILLIONS)
Compensation.............................................  $2,805   $2,555   $2,632
Commissions..............................................     758      901      827
Interest and debt issue costs............................     206      226      269
Affiliated interest costs on ceded reinsurance...........   1,236    1,072      164
Amortization of DAC and VOBA.............................     415    1,081      643
Capitalization of DAC....................................    (857)    (901)    (886)
Rent, net of sublease income.............................     348      363      282
Insurance tax............................................     337      289      297
Other....................................................     761      992      814
                                                           ------   ------   ------
Total other expenses.....................................  $6,009   $6,578   $5,042
                                                           ======   ======   ======



  Interest and Debt Issue Costs

     See Note 11 for interest expense on debt. Includes interest expense on tax audits of $40 million, $34 million and $79 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  Amortization and Capitalization of DAC and VOBA

     See Note 6 for DAC and VOBA by segment and a rollforward of DAC and VOBA including impacts of amortization and capitalization. See also Note 10 for a description of the DAC amortization impact associated with the closed block.

  Affiliated Expenses

     Commissions, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 9, 11 and 19 for discussion of affiliated expenses included in the table above.

  Lease Impairments

     See Note 13 for description of lease impairments included within other expenses.

  Restructuring Charges

     In September 2008, MetLife, Inc. began an enterprise-wide cost reduction and revenue enhancement initiative which is expected to be fully implemented by December 31, 2010. This initiative is focused on reducing complexity, leveraging scale, increasing productivity, and improving the effectiveness of MetLife, Inc.'s and its subsidiaries' operations, as well as providing a foundation for future growth. Estimated restructuring costs may change as management continues to execute its restructuring plans. Restructuring charges associated with this

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


enterprise-wide initiative and allocated to the Company were included in other expenses within Corporate & Other and are as follows:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                   ------------
                                                                    2009   2008
                                                                   -----   ----
                                                                        (IN
                                                                     MILLIONS)
Balance, beginning of period.....................................  $  61   $ --
  Severance charges..............................................     70     67
  Change in severance charge estimates...........................     (8)    (6)
  Cash payments..................................................   (104)    --
                                                                   -----   ----
Balance, end of period...........................................  $  19    $61
                                                                   =====   ====
Restructuring charges incurred in current period.................  $  62    $61
                                                                   =====   ====
Total restructuring charges incurred since inception of program..  $ 123    $61
                                                                   =====   ====



     For the years ended December 31, 2009 and 2008, the change in severance charge estimates was $8 million and $6 million, respectively, due to lower anticipated costs for lower variable incentive compensation, COBRA benefits, employee outplacement services and for employees whose severance status changed.

     In 2009, the Company also recognized additional lease charges of $28 million and made cash payments of $2 million associated with the consolidation of office space.

     Management anticipates further restructuring charges including severance, lease and asset impairments will be incurred during the year ending December 31, 2010. However, such restructuring plans are not sufficiently developed to enable MetLife, Inc. to make an estimate of such restructuring charges at December 31, 2009.

17.  BUSINESS SEGMENT INFORMATION

     As described in Note 1, during 2009 the Company realigned its former institutional and individual businesses into three operating segments: Insurance Products, Retirement Products and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

     Insurance Products offers a broad range of protection products and services to individuals, corporations and other institutions, and is organized into three distinct businesses: Group Life, Individual Life and Non-Medical Health. Group Life insurance products and services include variable life, universal life and term life. Individual Life includes variable life, universal life, term life and whole life insurance products. Non-Medical Health includes short- and long-term disability, long-term care and dental insurance and other insurance products. Retirement Products offers asset accumulation and income products, including a wide variety of annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value & investment products and other benefit funding products.

     Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off entities, as well as interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings. The operations of RGA are also reported in Corporate & Other as discontinued operations. See Note 18 for disclosures regarding discontinued operations, including real estate.

     Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, it is

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the Company's measure of segment performance reported below. Operating earnings is not determined in accordance with GAAP and should not be viewed as a substitute for GAAP income (loss) from continuing operations, net of income tax. However, the Company believes the presentation of operating earnings herein as the Company measures it for management purposes enhances the understanding of segment performance by highlighting the results from operations and the underlying profitability drivers of the businesses.

     Operating earnings is defined as operating revenues less operating expenses, net of income tax.

     Operating revenues is defined as GAAP revenues (i) less net investment gains (losses), (ii) less amortization of unearned revenue related to net investment gains (losses), (iii) plus scheduled periodic settlement payments on derivative instruments that are hedges of investments but do not qualify for hedge accounting treatment, (iv) plus income from discontinued real estate operations and (v) plus, for operating joint ventures reported under the equity method of accounting, the aforementioned adjustments and those identified in the definition of operating expenses, net of income tax, if applicable to these joint ventures.

     Operating expenses is defined as GAAP expenses (i) less changes in experience-rated contractholder liabilities due to asset value fluctuations,
(ii) less costs related to business combinations (since January 1, 2009) and noncontrolling interests, (iii) less amortization of DAC and VOBA and changes in the policyholder dividend obligation related to net investment gains (losses) and (iv) plus scheduled periodic settlement payments on derivative instruments that are hedges of policyholder account balances but do not qualify for hedge accounting treatment.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments as well as Corporate & Other for the years ended December 31, 2009, 2008 and 2007 and at December 31, 2009 and 2008. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity. The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                                         CORPORATE
                                INSURANCE   RETIREMENT    BENEFIT    CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2009:    PRODUCTS    PRODUCTS     FUNDING     & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
-----------------------------   ---------   ----------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................   $16,651      $  255       $1,712      $   11    $18,629     $    --        $18,629
Universal life and investment-
  type product policy fees....     1,486         441          145          --      2,072          (5)         2,067
Net investment income.........     4,968       1,768        3,704        (328)    10,112          78         10,190
Other revenues................       511          72          231         925      1,739          --          1,739
Net investment gains
  (losses)....................        --          --           --          --         --      (6,095)        (6,095)
                                 -------      ------       ------      ------    -------     -------        -------
  Total revenues..............    23,616       2,536        5,792         608     32,552      (6,022)        26,530
                                 -------      ------       ------      ------    -------     -------        -------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims and policyholder
  dividends...................    18,447         370        3,431           7     22,255          19         22,274
Interest credited to
  policyholder account
  balances....................       513         753        1,367          --      2,633          36          2,669
Capitalization of DAC.........      (396)       (449)         (12)         --       (857)         --           (857)
Amortization of DAC and VOBA..       410         246           12           2        670        (255)           415
Interest expense..............         2          --            1         163        166          --            166
Other expenses................     3,145       1,363          450       1,320      6,278           7          6,285
                                 -------      ------       ------      ------    -------     -------        -------
  Total benefits and
     expenses.................    22,121       2,283        5,249       1,492     31,145        (193)        30,952
                                 -------      ------       ------      ------    -------     -------        -------
Provision for income tax
  expense (benefit)...........       498          76          172        (489)       257      (2,147)        (1,890)
                                 -------      ------       ------      ------    -------                    -------
OPERATING EARNINGS............   $   997      $  177       $  371      $ (395)     1,150
                                 =======      ======       ======      ======
Adjustments to:
  Total revenues..............................................................    (6,022)
  Total benefits and expenses.................................................       193
  Provision for income tax (expense) benefit..................................     2,147
                                                                                 -------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX...................   $(2,532)                   $(2,532)
                                                                                 =======                    =======




                                                         CORPORATE
                                INSURANCE   RETIREMENT    BENEFIT    CORPORATE
AT DECEMBER 31, 2009:            PRODUCTS    PRODUCTS     FUNDING     & OTHER      TOTAL
---------------------           ---------   ----------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................   $117,879     $64,713     $131,287    $29,078    $342,957
Separate account assets.......   $  7,749     $28,398     $ 44,230    $    --    $ 80,377
Separate account liabilities..   $  7,749     $28,398     $ 44,230    $    --    $ 80,377

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                                         CORPORATE
                                INSURANCE   RETIREMENT    BENEFIT    CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2008:    PRODUCTS    PRODUCTS     FUNDING     & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
-----------------------------   ---------   ----------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................   $15,937      $  229       $2,268      $   10    $18,444      $   --        $18,444
Universal life and investment-
  type product policy fees....     1,515         584          184          --      2,283           2          2,285
Net investment income.........     5,148       1,495        4,538        (119)    11,062          54         11,116
Other revenues................       510          56          350         966      1,882          --          1,882
Net investment gains
  (losses)....................        --          --           --          --         --       3,472          3,472
                                 -------      ------       ------      ------    -------      ------        -------
  Total revenues..............    23,110       2,364        7,340         857     33,671       3,528         37,199
                                 -------      ------       ------      ------    -------      ------        -------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims and policyholder
  dividends...................    17,637         430        4,079          22     22,168         247         22,415
Interest credited to
  policyholder account
  balances....................       520         756        1,872           7      3,155          26          3,181
Capitalization of DAC.........      (484)       (396)         (13)         (8)      (901)         --           (901)
Amortization of DAC and VOBA..       513         390           16           9        928         153          1,081
Interest expense..............         1           2           --         189        192          --            192
Other expenses................     3,245       1,178          439       1,350      6,212          (6)         6,206
                                 -------      ------       ------      ------    -------      ------        -------
  Total benefits and
     expenses.................    21,432       2,360        6,393       1,569     31,754         420         32,174
                                 -------      ------       ------      ------    -------      ------        -------
Provision for income tax
  expense (benefit)...........       572         (17)         327        (336)       546       1,104          1,650
                                 -------      ------       ------      ------    -------                    -------
OPERATING EARNINGS............   $ 1,106      $   21       $  620      $ (376)     1,371
                                 =======      ======       ======      ======
Adjustments to:
  Total revenues..............................................................     3,528
  Total benefits and expenses.................................................      (420)
  Provision for income tax (expense) benefit..................................    (1,104)
                                                                                 -------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX...................   $ 3,375                    $ 3,375
                                                                                 =======                    =======




                                                         CORPORATE
                                INSURANCE   RETIREMENT    BENEFIT    CORPORATE
AT DECEMBER 31, 2008:            PRODUCTS    PRODUCTS     FUNDING     & OTHER      TOTAL
---------------------           ---------   ----------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................   $112,904     $53,049     $133,139    $35,127    $334,219
Separate account assets.......   $  7,430     $20,412     $ 44,417    $    --    $ 72,259
Separate account liabilities..   $  7,430     $20,412     $ 44,417    $    --    $ 72,259

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                                         CORPORATE
                                INSURANCE   RETIREMENT    BENEFIT    CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2007:    PRODUCTS    PRODUCTS     FUNDING     & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
-----------------------------   ---------   ----------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................   $15,005      $  185       $1,241      $   4     $16,435      $  --         $16,435
Universal life and investment-
  type product policy fees....     1,461         636          149         --       2,246         --           2,246
Net investment income.........     5,451       1,865        5,108        375      12,799       (223)         12,576
Other revenues................       487          55          322         70         934         --             934
Net investment gains
  (losses)....................        --          --           --         --          --       (287)           (287)
                                 -------      ------       ------      -----     -------      -----         -------
  Total revenues..............    22,404       2,741        6,820        449      32,414       (510)         31,904
                                 -------      ------       ------      -----     -------      -----         -------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims and policyholder
  dividends...................    16,538         298        2,868         21      19,725        237          19,962
Interest credited to
  policyholder account
  balances....................       654         756        2,113         --       3,523         (8)          3,515
Capitalization of DAC.........      (542)       (316)         (16)       (12)       (886)        --            (886)
Amortization of DAC and VOBA..       501         228           15         14         758       (115)            643
Interest expense..............         2           4            6        178         190         --             190
Other expenses................     3,364       1,105          444        267       5,180        (85)          5,095
                                 -------      ------       ------      -----     -------      -----         -------
  Total benefits and
     expenses.................    20,517       2,075        5,430        468      28,490         29          28,519
                                 -------      ------       ------      -----     -------      -----         -------
Provision for income tax
  expense (benefit)...........       649         233          470       (114)      1,238       (156)          1,082
                                 -------      ------       ------      -----     -------                    -------
OPERATING EARNINGS............   $ 1,238      $  433       $  920      $  95       2,686
                                 =======      ======       ======      =====
Adjustments to:
  Total revenues..............................................................      (510)
  Total benefits and expenses.................................................       (29)
  Provision for income tax (expense) benefit..................................       156
                                                                                 -------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX...................   $ 2,303                    $ 2,303
                                                                                 =======                    =======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2009, 2008 and 2007. Substantially all of the Company's revenues originated in the United States.

18.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following information presents the components of income from discontinued real estate operations:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2009      2008      2007
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Revenues:
  Investment income.........................................   $ 9       $13       $23
  Investment expense........................................    (2)       (4)       (7)
  Net investment gains (losses).............................     8         8         7
                                                               ---       ---       ---
     Total revenues.........................................    15        17        23
Provision for income tax....................................     5         6        10
                                                               ---       ---       ---
Income from discontinued operations, net of income tax......   $10       $11       $13
                                                               ===       ===       ===



     The carrying value of real estate related to discontinued operations was $44 million and $51 million at December 31, 2009 and 2008, respectively.

  OPERATIONS

  Reinsurance Group of America, Incorporated

     As more fully described in Note 2, MetLife, Inc. completed a tax-free split-off of its majority-owned subsidiary, RGA, in September 2008. In connection with this transaction, GALIC dividended to Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dividended to MetLife, Inc. substantially all of its interests in RGA.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amounts related to the operations of RGA that have been reflected as discontinued operations in the consolidated statements of operations:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              -----------------
                                                                2008      2007
                                                              -------   -------
                                                                (IN MILLIONS)
REVENUES:
Premiums....................................................   $3,535    $4,910
Net investment income.......................................      597       908
Other revenues..............................................       69        77
Net investment gains (losses)...............................     (249)     (177)
                                                               ------    ------
       Total revenues.......................................    3,952     5,718
                                                               ------    ------
EXPENSES:
Policyholder benefits and claims............................    2,989     3,989
Interest credited to policyholder account balances..........      108       262
Other expenses..............................................      699     1,226
                                                               ------    ------
       Total expenses.......................................    3,796     5,477
                                                               ------    ------
Income before provision for income tax......................      156       241
Provision for income tax....................................       53        84
                                                               ------    ------
Income from discontinued operations, net of income tax,
  attributable to Metropolitan Life Insurance Company.......      103       157
Income from discontinued operations, net of income tax,
  attributable to noncontrolling interests..................       94       141
Loss in connection with the dividend of interests in
  subsidiary, net of income tax.............................     (398)       --
                                                               ------    ------
Income (loss) from discontinued operations, net of income
  tax.......................................................   $ (201)   $  298
                                                               ======    ======



     The operations of RGA included direct policies and reinsurance agreements with Metropolitan Life Insurance Company and some of its subsidiaries. These agreements are generally terminable by either party upon 90 days written notice with respect to future new business. Agreements related to existing business generally are not terminable, unless the underlying policies terminate or are recaptured. These direct policies and reinsurance agreements do not constitute significant continuing involvement by the Company with RGA. Included in continuing operations in the Company's consolidated statements of operations are amounts related to these transactions, including ceded amounts that reduced premiums and fees by $117 million and $185 million and ceded amounts that reduced policyholder benefits and claims by $90 million and $185 million for the years ended December 31, 2008 and 2007, respectively, that have not been eliminated as these transactions have continued after the RGA disposition.

19.  RELATED PARTY

     The Company entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, Inc., under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $2.3 billion, $2.2 billion and $2.0 billion, included in compensation in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has entered into agreements with affiliates for services necessary to conduct the Company's activities. Typical services provided under these agreements include distribution services and administrative functions. Expenses incurred by the Company related to these agreements, recorded in other expenses, were $662 million, $667 million and $574 million for the years ended December 31, 2009, 2008 and 2007, respectively. For the year ended December 31, 2009, the aforementioned expenses and fees incurred with affiliates were comprised of $18 million, recorded in commissions and $644 million recorded in other expenses. For the year ended December 31, 2008, the aforementioned expenses and fees incurred with affiliates were comprised of $47 million, recorded in commissions and $620 million recorded in other expenses. For the year ended December 31, 2007, the aforementioned expenses and fees incurred with affiliates were comprised of $52 million, recorded in commissions and $522 million recorded in other expenses.

     The Company has entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1,074 million, $815 million and $791 million for the years ended December 31, 2009, 2008 and 2007, respectively, and were reimbursed to the Company by these affiliates. Revenues received from affiliates related to these agreements and recorded in other revenues were $22 million for the year ended December 31, 2009 and $17 million for both years ended December 31, 2008 and 2007. Revenues received from affiliates related to these agreements and recorded in universal life and investment-type product policy fees were $55 million for the year ended December 31, 2009 and $16 million for both years ended December 31, 2008 and 2007.

     The Company had net payables to affiliates of $205 million and $229 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note
9. See Notes 3, 8 and 11 for discussion of additional related party transactions.

20.  SUBSEQUENT EVENTS

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 consolidated financial statements.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


PART C.    OTHER INFORMATION

ITEM 24.   Financial Statements and Exhibits

(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:


     Statements of Assets and Liabilities as of December 31, 2009.

     Statements of Operations for the year ended December 31, 2009.

     Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008.

     Notes to the Financial Statements as of December 31, 2009.



     The following consolidated financial statements of the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:



     Consolidated Balance Sheets as of December 31, 2009 and 2008.

     Consolidated Statements of Income for the years ended December 31, 2009, 2008 and 2007.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007.

     Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.



     Notes to the Consolidated Financial Statements.



     The following consolidated financial statements of the Metropolitan Life Insurance Company, as a party to a Net Worth Maintenance Agreement with the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:



     Consolidated Balance Sheets as of December 31, 2009 and 2008.

     Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007.

     Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.



     Notes to the Consolidated Financial Statements.


(b)  Exhibits

(1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Life Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

(2) None.

(3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.


                                      III-1

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

     (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

     (v) Form of Retail Sales Agreement MLIDC 7-1-05 (LTC) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

(4) (i) Form of Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (ii) Forms of Endorsements (TSA, Simple IRA, Living Benefits and Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (iii) Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.

     (iv) Form of Endorsement (IRA) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 21, 1999.

     (v) Forms of Endorsement (Dollar Cost Averaging and 72(s)) are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

     (vi) Form of Endorsements (TSA and Death Benefit) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2000.

     (vii) Form of Endorsement (Extension of Maturity Age- Pennsylvania) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

     (viii) Forms of Endorsements (VE-AMF-1 (05/01) and VE-AMF-2 (05/01) Mortality and Expense Charge) are incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 033-85442) filed on February 28, 2001.

     (ix) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2(09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of New England Variable Annuity Separate Account on form N-4 (No. 333-51676/811-8828) filed on April 25, 2003.

     (x)  Form of Endorsement: Individual Retirement Annuity Endorsement NEL
408.2 (9/02) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.


     (xi) Form of Spousal Continuation Endorsement NL-GMIB (2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 22, 2010.


(5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

     (ii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 21, 1999.


                                      III-2

    (iii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2000.

    (iv) Form of Application (NEV APP-31 (02/2000) AGS is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 25, 2003.

(6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

    (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

    (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

    (iv) Amended and Restated By-Laws of Depositor (effective March 16, 2001) are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

(7) None

(8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed April 6, 2000.

    (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

    (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

    (iv) (a) Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to the initial Registration Statement (No. 333-73676) of the New England Variable Life Separate Account on Form S-6 filed on November 19, 2001.


        (b) First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 21, 2009.


    (v) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676/811-
8828) filed on May 15, 2001.

    (vi)Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

     (vii) Net Worth Maintenance Agreement between Metropolitan Life Insurance Company and New England Life Insurance Company (effective August 30, 1996) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

     (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Investors LLC, MetLife Securities, Inc. and New England Life Insurance Company, dated April 30, 2007 is incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.

     (ix) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 22, 2008.


(9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 29, 2004.


(10) Consent of Deloitte & Touche, LLP filed herewith.


(11) None

(12) None

(13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.


                                      III-3

(14) Powers of Attorney for Peter M. Carlson, Michael K. Farrell, Todd B. Katz, Gene L. Lunman, Louis J. Ragusa, Catherine M. Richmond, James J. Reilly and Michael J. Vietri are filed herewith.



ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR



NAME AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES WITH DEPOSITOR

Michael K. Farrell(3)                     Chairman of the Board, President, Chief Executive Officer and Directon
Peter M. Carlson(2)                       Executive Vice President, Chief Accounting Officer and Director
Todd B. Katz(7)                           Director
Gene L. Lunman(4)                         Director
Louis J. Ragusa(2)                        Director
Catherine M. Richmond(7)                  Director
Michael J. Vietri(5)                      Director
Isaac Torres(2)                           Vice President and Secretary
Alan C. Leland, Jr.(1)                    Senior Vice President
Jeffrey A. Welikson(2)                    Senior Vice President and Assistant Secretary
Robert E. Sollmann, Jr.                   Executive Vice President
Steven J. Goulart(2)                      Senior Vice President and Treasurer
Brian Breneman(1)                         Senior Vice President
William D. Cammarata(6)                   Senior Vice President
Marie C. Swift(1)                         Vice President, Counsel and Assistant Secretary
James J. Reilly(1)                        Vice President (principal financial officer)
Bennett Kleinberg(4)                      Vice President and Actuary
Jonathan L. Rosenthal(3)                  Vice President and Chief Hedging Officer



(1) New England Financial, 501 Boylston Street, Boston, MA 02116



(2) MetLife, 1095 Avenue of Americas, New York, NY 10036



(3) 10 Park Avenue, Morristown, NJ 07962



(4) 1300 Hall Boulevard, Bloomfield, CT 06002



(5) 177 South Commons Drive, Aurora, IL 60504



(6) 18210 Crane Nest Drive, Tampa, FL 33647



(7) 501 Route 22, Bridgewater, NJ 08807



                                      III-4

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance Law. New England Life Insurance Company is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is Organized Under the Laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of Metlife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by Metlife, Inc. or are under the common control of Metlife, Inc. No person is Controlled by the Registrant.


                                     III-5

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9.    MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil)

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Realty Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Realty Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Realty Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Realty Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Comapny (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACTOWNERS


     As of January 31, 2010, there were 11,327 owners of tax-qualified contracts and 4,955 owners of non-qualified Contracts.


ITEM 28. INDEMNIFICATION

     The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) New England Securities Corporation also serves as principal underwriter For:

      New England Variable Annuity Fund I
      New England Variable Life Separate Account
      New England Life Retirement Investment Account
      The New England Variable Account

      (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


                                     III-7

              NAME                           POSITIONS AND OFFICES WITH
                                                PRINCIPAL UNDERWRITER
John J. Brett(3)                     Director, Chairman of the Board and President

Craig Markham(5)                     Director and Chief Operating Officer

William J. Toppeta(2)                Director

Michael J. Vietri(9)                 Director and Executive Vice President

Margaret C. Fechtmann(2)             Director

Brian Breneman(1)                    Senior Vice President

Virgelan E. Aquino(3)                Vice President

Marc A. Cohn(2)                      Vice President and Chief Compliance Officer-Investment Advisor

Richard J. Barquist(2)               Vice President

Robert Begun(3)                      Vice President

Timothy J. McLinden(2)               Vice President

Dennis J. Damaschke(6)               Vice President

Kevin J. Paulson(4)                  Vice President

Kathleen J. Schoos(8)                Vice President

Charles E. Fuller(3)                 Vice President

Jeffrey P. Halperin(2)               Vice President

Donald R. Kaplan(10)                 Chief Compliance Officer-Broker Dealer

Rebecca Chiccino Kovatch(1)          Vice President

Peter J. Renna(2)                    Vice President

John G. Martinez(3)                  Vice President and Financial and Operations Principal

Jeffrey A. Wilk(3)                   Vice President

Jeffrey A. Welikson(2)               Clerk and Secretary

Steven J. Goulart(7)                 Treasurer

Isaac Torres(2)                      Assistant Secretary



Principal Business Address:



(1)    New England Life Insurance Company--501 Boylston Street, Boston, MA 02117



(2)    MetLife--1095 Avenue of Americas, New York, NY 10036



(3)    MetLife--485-E US Highway 1 South, 4th Floor, Iselin, NJ 08830



(4)    MetLife--4700 Westown Pkwy-1 Suite 200, West Des Moines, IA 50266



(5)    General American Life Insurance Company--13045 Tesson Ferry Rd.,
                    St. Louis, MO, 63128



(6)    MetLife--300 Davidson Avenue,Somerset, NJ 08873



(7)    MetLife--501 Route 22, Bridgewater, NJ 08807



(8)    MetLife--700 Quaker Lane, Warwick, RI 02886



(9)   177 South Commons Drive, Aurora, IL 60504



(10)  10 Park Avenue, Morristown, NJ 07962



      (c)




    (1)                       (2)                  (3)                     (4)              (5)
                         NET UNDERWRITING
NAME OF PRINCIPAL         DISCOUNTS AND       COMPENSATION ON           BROKERAGE
 UNDERWRITER              COMMISSIONS           REDEMPTION             COMMISSIONS      COMPENSATION
NEW ENGLAND
 SECURITIES
 CORPORATION               $42,193,269              0                        0               0


                                     III-8

Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) State Street Bank & Trust Company
         225 Franklin Street
         Boston, Massachusetts  02110


     (c) New England Securities Corporation
         1095 Avenue of the
         Americas, New York,
         NY 10036


     (d) New England Life Insurance Company
         501 Boylston Street
         Boston, Massachusetts  02116

ITEM 31. MANAGEMENT SERVICES

      Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

      (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;


                                     III-9

      (4) To Offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

      (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

      New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                     III-10

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of April, 2010.

                                        New England Variable Annuity Separate
                                        Account
                                                      (Registrant)

                                        By: New England Life Insurance Company
                                                       (Depositor)


                                        By: /s/ Marie C. Swift
                                            ------------------------------------
                                            Marie C. Swift, Esq.
                                            Vice President and Counsel

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of April, 2010.

                                        New England Life Insurance Company


                                        By: /s/ Marie C. Swift
                                            ------------------------------------
                                            Marie C. Swift, Esq.
                                            Vice President and Counsel

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 22, 2010.

          SIGNATURE                                        TITLE
          ---------                     -----------------------------------------


/s/ Michael K. Farrell*                   Chairman of the Board, President,
-------------------------------------   Chief Executive Officer and Director
Michael K. Farrell


/s/ Louis J. Ragusa*                                  Director
-------------------------------------
Louis J. Ragusa


/s/ Gene L. Lunman*                                   Director
-------------------------------------
Gene L. Lunman


/s/ Catherine M. Richmond*                            Director
-------------------------------------
Catherine M. Richmond


/s/ Peter M. Carlson*                              Executive Vice President,
-------------------------------------       Chief Accounting Officer and Director
 Peter M. Carlson



/s/ Michael J. Vietri*                                Director
-------------------------------------
Michael J. Vietri


/s/ Todd B. Katz*                                     Director
-------------------------------------
Todd B. Katz


/s/ James J. Reilly*                                  Vice President
-------------------------------------     (principal financial officer)
James J. Reilly


By: /s/ Michele H. Abate
    ---------------------------------
    Michele H. Abate
    Attorney-in-fact
    April 22, 2010

* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  Exhibit Index


(10) Consent of Deloitte & Touche LLP.

14.  Powers of Attorney